UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Australia Index Portfolio

Voya Emerging Markets Index Portfolio

Voya Euro STOXX 50® Index Portfolio

Voya FTSE 100 Index® Portfolio

Voya Global Equity Portfolio

Voya Hang Seng Index Portfolio

Voya Index Plus LargeCap Portfolio

Voya Index Plus MidCap Portfolio

Voya Index Plus SmallCap Portfolio

Voya International Index Portfolio

Voya Japan TOPIX Index® Portfolio

Voya RussellTM Large Cap Growth Index Portfolio

Voya RussellTM Large Cap Index Portfolio

Voya RussellTM Large Cap Value Index Portfolio

Voya RussellTM Mid Cap Growth Index Portfolio

Voya RussellTM Mid Cap Index Portfolio

Voya RussellTM Small Cap Index Portfolio

Voya Small Company Portfolio

Voya U.S. Bond Index Portfolio

The schedules are not audited.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.5%
		Consumer Discretionary: 5.0%
22,271	@,L	APN News & Media Ltd.	$58,518	0.0
22,272		APN Outdoor Group Ltd.	94,090	0.1
9,181		ARB Corp. Ltd.	128,211	0.1
59,111		Ardent Leisure Group	126,196	0.1
80,028		Aristocrat Leisure Ltd.	973,696	0.6
34,910		Automotive Holdings Group Ltd.	114,952	0.1
12,128		Breville Group Ltd.	81,571	0.0
32,071		Burson Group Ltd.	149,306	0.1
9,781		Corporate Travel Management Ltd.	132,889	0.1
50,630		Crown Ltd.	510,726	0.3
8,435		Domino's Pizza Enterprises Ltd.	457,026	0.3
319,194		John Fairfax Holdings Ltd.	231,862	0.1
7,541	L	Flight Centre Travel Group Ltd.	211,107	0.1
11,396	L	G.U.D. Holdings Ltd.	92,241	0.1
49,167	L	G8 Education Ltd.	114,944	0.1
14,598	L	Greencross Ltd.	72,287	0.0
79,886		Harvey Norman Holdings Ltd.	319,778	0.2
14,425		Invocare Ltd.	154,253	0.1
14,963		JB Hi-Fi Ltd.	333,036	0.2
39,151		Mantra Group Ltd.	96,827	0.1
108,824	L	Myer Holdings Ltd.	97,649	0.1
40,864		Navitas Ltd.	163,933	0.1
6,674		News Corp.	95,609	0.1
90,697		Nine Entertainment Co. Holdings Ltd.	73,756	0.0
12,828		Premier Investments Ltd.	153,175	0.1
6,515		REA Group Ltd.	283,370	0.2
16,502		Retail Food Group Ltd.	88,324	0.1
119,360		Seven West Media Ltd.	67,221	0.0
19,655		Sky Network Television Ltd.	70,077	0.0
29,853		Skycity Entertainment Group Ltd.	99,357	0.1
90,659		Southern Cross Media Group Ltd.	102,430	0.1
104,370		Star Entertainment Grp Ltd.	484,071	0.3
18,468	L	Super Retail Group Ltd.	144,794	0.1
110,483		Tabcorp Holdings Ltd.	423,078	0.3
195,265		Tattersall's Ltd.	548,807	0.4
32,791		Trade Me Ltd.	134,769	0.1
12,980		Webjet Ltd.	115,719	0.1
			7,599,655	5.0

		Consumer Staples: 7.0%
57,483	@	a2 Milk Co. Ltd.	76,409	0.1
50,733		Asaleo Care Ltd.	62,057	0.0
47,651	@	Australian Agricultural Co. Ltd.	59,858	0.0
20,148	L	Bega Cheese Ltd.	102,779	0.1
9,778	L	Bellamy's Australia Ltd.	97,698	0.1
1,687	L	Blackmores Ltd.	151,286	0.1
70,609		Coca-Cola Amatil Ltd.	556,763	0.4
32,821		Costa Group Holdings Ltd.	75,445	0.0
24,408		GrainCorp Ltd.	147,252	0.1
129,440	@,L	Metcash Ltd.	208,117	0.1
19,275		Tassal Group Ltd.	59,668	0.0
98,666		Treasury Wine Estates Ltd.	837,349	0.6
150,238		Wesfarmers Ltd.	5,093,246	3.4
170,931		Woolworths Ltd.	3,060,310	2.0
			10,588,237	7.0

		Energy: 4.0%
191,514		Beach Petroleum Ltd.	97,986	0.1
34,863		Caltex Australia Ltd.	921,736	0.6
156,346		Oil Search Ltd.	861,080	0.6
233,075		Origin Energy Ltd.	982,951	0.7
212,428		Santos Ltd.	598,725	0.4
79,419	@	Whitehaven Coal Ltd.	150,652	0.1
96,844		Woodside Petroleum Ltd.	2,147,303	1.4
29,264	L	WorleyParsons Ltd.	189,878	0.1
			5,950,311	4.0

		Financials: 40.6%
36,529		Abacus Property Group	81,210	0.1
395,359		AMP Ltd.	1,607,285	1.1
25,875		ASX Ltd.	958,627	0.6
391,055		Australia & New Zealand Banking Group Ltd.	8,330,091	5.5
56,651		Aveo Group	150,408	0.1
50,232		Bank of Queensland Ltd.	439,955	0.3
61,710		Bendigo Bank Ltd.	511,812	0.3
21,943		BT Investment Management Ltd.	150,570	0.1
64,618		BWP Trust	159,400	0.1
75,398		Challenger Ltd.	590,421	0.4
72,917	@	Chapter Hall Units Contingent	–	–
55,168		Charter Hall Group	216,915	0.1
44,054		Charter Hall Retail REIT	143,393	0.1
229,209		Commonwealth Bank of Australia	12,781,449	8.5
171,507		Cromwell Property Group	123,633	0.1
88,103	@	CYBG PLC	297,969	0.2
128,345		Dexus Property Group	902,082	0.6
31,924		Eclipx Group Ltd.	99,714	0.1
36,225		FlexiGroup Ltd./Australia	64,679	0.0
38,020		Gateway Lifestyle	62,605	0.0
29,278		Genworth Mortgage Insurance Australia Ltd.	60,522	0.0
210,605		Goodman Group	1,180,376	0.8
239,912		GPT Group	934,232	0.6
26,003		Growthpoint Properties Australia Ltd.	68,483	0.0
80,289		Henderson Group PLC	237,267	0.2
82,080		Investa Office Fund	288,073	0.2

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
325,002		Insurance Australia Group Ltd.	$1,368,740	0.9
35,305	L	IOOF Holdings Ltd.	235,382	0.2
7,148		Iron Mountain, Inc.	267,402	0.2
70,891		Lend Lease Corp., Ltd.	768,210	0.5
45,487		Macquarie Group Ltd.	2,876,805	1.9
17,395		Magellan Financial Group Ltd.	290,605	0.2
368,126		Medibank Pvt Ltd.	701,276	0.5
495,260		Mirvac Group	853,827	0.6
354,992		National Australia Bank Ltd.	7,630,913	5.1
64,192		National Storage REIT	79,137	0.0
32,081		OFX Group Ltd.	46,811	0.0
6,311		Perpetual Ltd.	226,840	0.1
28,619		Platinum Asset Management Ltd.	110,748	0.1
182,452		QBE Insurance Group Ltd.	1,305,538	0.9
96,441		Shopping Centres Australasia Property Group	167,096	0.1
98,667		Steadfast Group Ltd.	173,036	0.1
171,979		Suncorp Group Ltd.	1,604,460	1.1
255,527		Westfield Corp.	1,912,007	1.3
447,204		Westpac Banking Corp.	10,174,873	6.7
			61,234,877	40.6

		Health Care: 7.0%
19,739		Ansell Ltd.	348,479	0.2
48,935		Australian Pharmaceutical Industries Ltd.	72,682	0.1
7,658		Cochlear Ltd.	830,075	0.6
61,018		CSL Ltd.	5,017,552	3.3
24,179	L	Estia Health Ltd.	61,645	0.0
16,972		Fisher & Paykel Healthcare Corp. Ltd.	124,726	0.1
231,528		Healthscope Ltd.	546,864	0.4
32,983	L	Japara Healthcare Ltd.	51,703	0.0
175,641	@	Mayne Pharma Group Ltd.	270,435	0.2
55,511		Primary Health Care Ltd.	169,053	0.1
17,234		Ramsay Health Care Ltd.	1,048,669	0.7
17,665	L	Regis Healthcare Ltd.	59,251	0.0
80,283		ResMed, Inc.	521,807	0.4
144,623		Sigma Pharmaceuticals Ltd.	157,302	0.1
7,650		Sirtex Medical Ltd.	185,963	0.1
55,231		Sonic Healthcare Ltd.	935,287	0.6
10,632		Virtus Health Ltd.	62,932	0.1
			10,464,425	7.0

		Industrials: 7.0%
65,247		ALS Ltd.	299,939	0.2
274,286		Aurizon Holdings Ltd.	991,722	0.7
211,047		Brambles Ltd.	1,945,336	1.3
13,064		CIMIC Group Ltd.	289,335	0.2
210,956		Cleanaway Waste Management Ltd.	181,674	0.1
6,251		Credit Corp. Group Ltd.	89,478	0.1
58,111		Downer EDI Ltd.	241,768	0.2
36,251		GWA Group Ltd.	80,163	0.0
12,624		IPH Ltd.	55,192	0.0
60,180		Macquarie Atlas Roads Group	230,955	0.1
10,338		McMillan Shakespeare Ltd.	94,021	0.1
12,119	L	Monadelphous Group Ltd.	84,871	0.0
275,674		Qantas Airways Ltd.	662,119	0.4
162,853		Qube Logistics Holdings Ltd.	291,884	0.2
49,124	@	Reliance Worldwide Corp. Ltd.	116,551	0.1
28,171		SAI Global Ltd.	100,637	0.1
45,993		Seek Ltd.	551,367	0.4
12,195		Seven Group Holdings Ltd.	80,667	0.0
146,808		Spotless Group Holdings Ltd.	120,968	0.1
298,962		Sydney Airport	1,602,460	1.1
272,089		Transurban Group - Stapled Security	2,377,874	1.6
231,429	@	Virgin Australia Holdings Ltd.	–	–
			10,488,981	7.0

		Information Technology: 1.3%
21,129	@	Aconex Ltd.	107,862	0.1
14,828		Altium Ltd.	105,016	0.1
29,577		carsales.com Ltd.	271,748	0.2
68,065		Computershare Ltd.	539,861	0.4
17,124		IRESS Ltd.	155,463	0.1
26,734		iSentia Group Ltd.	78,754	0.0
48,094		Link Administration Holdings Ltd.	305,025	0.2
30,467		MYOB Group Ltd.	87,497	0.0
37,906	@	NEXTDC Ltd.	122,962	0.1
28,729		Technology One Ltd.	131,366	0.1
			1,905,554	1.3

		Materials: 15.2%
59,429		Adelaide Brighton Ltd.	253,005	0.2
311,481		Alumina Ltd.	350,682	0.2
154,808		Amcor Ltd.	1,803,098	1.2
428,969		BHP Billiton Ltd.	7,430,823	4.9
75,554		BlueScope Steel Ltd.	451,059	0.3
99,397		Boral Ltd.	517,062	0.3
10,205		Brickworks Ltd.	109,041	0.1
68,987		CSR Ltd.	192,343	0.1
50,941		DuluxGroup Ltd.	258,426	0.2
150,346		Evolution Mining Ltd.	285,948	0.2
23,068		Fletcher Building Ltd.	180,711	0.1
227,419		Fortescue Metals Group Ltd.	870,465	0.6
239,240	@	Galaxy Resources Ltd.	59,619	0.0
55,938		Iluka Resources Ltd.	270,953	0.2
223,979		Incitec Pivot Ltd.	486,801	0.3
61,797		Independence Group NL	199,520	0.1

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
59,268		James Hardie Industries SE	$927,923	0.6
20,881		Mineral Resources Ltd.	178,042	0.1
102,035		Newcrest Mining Ltd.	1,722,368	1.1
80,230		Northern Star Resources Ltd	284,308	0.2
23,911		Nufarm Ltd.	172,735	0.1
50,117		Orica Ltd.	587,107	0.4
27,036	@	Orocobre Ltd.	77,382	0.1
161,297		Orora Ltd.	391,191	0.3
42,056		OZ Minerals Ltd.	196,664	0.1
22,801		Pact Group Holdings Ltd.	110,861	0.1
65,776		Regis Resources Ltd.	192,896	0.1
87,655		Resolute Mining Ltd.	130,535	0.1
56,702		Rio Tinto Ltd.	2,255,637	1.5
20,846		Sandfire Resources NL	81,226	0.1
105,770	@	Saracen Mineral Holdings Ltd.	115,831	0.1
22,225		Sims Group Ltd.	159,829	0.1
711,288		South32 Ltd.	1,325,287	0.9
65,209	@	St Barbara Ltd.	158,165	0.1
32,490	@,L	Syrah Resources Ltd.	109,633	0.1
32,291	@	Western Areas Ltd	72,045	0.0
			22,969,221	15.2

		Real Estate: 3.2%
711,695		Scentre Group	2,569,355	1.7
317,801		Stockland	1,163,923	0.8
436,716		Vicinity Centres	1,065,049	0.7
			4,798,327	3.2

		Telecommunication Services: 4.8%
31,115		Telecom Corp. of New Zealand Ltd.	82,131	0.0
1,634,194		Telstra Corp., Ltd.	6,515,729	4.3
41,733		TPG Telecom Ltd.	276,933	0.2
82,545		Vocus Communications Ltd.	395,872	0.3
			7,270,665	4.8

		Utilities: 2.4%
89,990		AGL Energy Ltd.	1,317,484	0.9
148,953		APA Group	975,876	0.6
226,296		AusNet Services	285,229	0.2
105,604	@	Babcock & Brown Wind Partners	65,200	0.0
325,224		DUET Group	626,157	0.4
224,832		Spark Infrastructure Group	399,088	0.3
			3,669,034	2.4

	Total Common Stock
	(Cost $152,252,610)		146,939,287	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateralcc: 0.7%
49,312	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $49,314, collateralized by various U.S. Government and U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $50,300, due 02/01/21-08/01/46)	$49,312	0.1
926,000	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $926,046, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $944,564, due 04/15/18-09/09/49)	926,000	0.6
		975,312	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
501,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $501,000)	501,000	0.3

	Total Short-Term Investments
	(Cost $1,476,312)	1,476,312	1.0

	Total Investments in Securities (Cost $153,728,922)	$148,415,599	98.5
	Assets in Excess of Other Liabilities	2,291,044	1.5
	Net Assets	$150,706,643	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $157,744,815.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,620,285
Gross Unrealized Depreciation	(16,949,501)

Net Unrealized Depreciation	$(9,329,216)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$7,599,655	$–	$7,599,655
Consumer Staples	–	10,588,237	–	10,588,237
Energy	–	5,950,311	–	5,950,311
Financials	–	61,234,877	–	61,234,877
Health Care	–	10,464,425	–	10,464,425
Industrials	116,551	10,372,430	–	10,488,981
Information Technology	–	1,905,554	–	1,905,554
Materials	–	22,969,221	–	22,969,221
Real Estate	–	4,798,327	–	4,798,327
Telecommunication Services	–	7,270,665	–	7,270,665
Utilities	–	3,669,034	–	3,669,034
Total Common Stock	116,551	146,822,736	–	146,939,287
Short-Term Investments	501,000	975,312	–	1,476,312
Total Investments, at fair value	$617,551	$147,798,048	$–	$148,415,599
Other Financial Instruments+
Forward Foreign Currency Contracts	–	12,016	–	12,016
Futures	51,136	–	–	51,136
Total Assets	$668,687	$147,810,064	$–	$148,478,751

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2016, the following forward foreign currency contracts were outstanding for Voya Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase & Co.	Australian Dollar	1,150,000	Buy	12/21/16	$867,084	$878,570	$11,486
							$11,486

The Bank of New York	Australian Dollar	250,000	Sell	12/21/16	$191,524	$190,994	$530
							$530

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

At September 30, 2016, the following futures contracts were outstanding for Voya Australia Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	16	12/15/16	$1,658,056	$51,136
			$1,658,056	$51,136

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$12,016
Equity contracts	Futures contracts	51,136
Total Asset Derivatives		$63,152

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:

	JPMorgan Chase & Co.	The Bank of New York	Totals
Assets:
Forward foreign currency contracts	$11,486	$530	$12,016
Total Assets	$11,486	$530	$12,016

Net OTC derivative instruments by counterparty, at fair value	$11,486	$530	$12,016

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$11,486	$530	$12,016

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.8%
		Consumer Discretionary: 10.1%
1,570,000	@	Alibaba Pictures Group Ltd.	$330,075	0.1
137,000		Anta Sports Products Ltd.	374,594	0.1
35,489		Arcelik A/S	249,766	0.0
2,930,200		Astra International Tbk PT	1,859,283	0.3
206,800		Astro Malaysia Holdings Bhd	136,517	0.0
11,750		Bajaj Auto Ltd.	499,743	0.1
137,400		BEC World PCL	87,459	0.0
905,000		Belle International Holdings Ltd.	626,603	0.1
34,600		Berjaya Sports Toto Bhd	27,693	0.0
15,704		Bharat Forge Ltd.	215,308	0.0
1,055		Bosch Ltd.	361,544	0.1
442,000		Brilliance China Automotive Holdings Ltd.	498,698	0.1
88,500	@	Byd Co., Ltd.	588,689	0.1
3,927		CCC SA	181,879	0.0
10,788		Cheil Communications, Inc.	157,438	0.0
273,650		Cheng Shin Rubber Industry Co. Ltd.	577,283	0.1
126,900		Chongqing Changan Automobile Co. Ltd.	207,226	0.0
2,577		CJ E&M Corp.	178,857	0.0
51,790	@	Ctrip.com International Ltd. ADR	2,411,860	0.4
29,058	@	Cyfrowy Polsat SA	186,227	0.0
390,000		Dongfeng Motor Group Co., Ltd.	393,295	0.1
25,889		Eclat Textile Co. Ltd	310,185	0.1
24,600		El Puerto de Liverpool SAB de CV	257,548	0.0
44,312		Feng TAY Enterprise Co., Ltd.	197,172	0.0
4,049	@	Folli Follie Group	100,718	0.0
9,088		Ford Otomotiv Sanayi A/S	95,818	0.0
29,493	L	Foschini Group Ltd.	299,297	0.1
745,000		Geely Automobile Holdings Ltd.	670,836	0.1
325,000		Genting Bhd	623,856	0.1
425,900		Genting Malaysia Bhd	468,867	0.1
43,000		Giant Manufacturing Co., Ltd.	304,106	0.1
1,078,200		Global Mediacom Tbk PT	73,711	0.0
1,904,000	L	GOME Electrical Appliances Holdings Ltd.	234,874	0.0
457,000		Great Wall Motor Co. Ltd.	449,393	0.1
353,100		Grupo Televisa S.A.	1,813,781	0.3
288,000		Guangzhou Automobile Group Co. Ltd.	372,472	0.1
184,000		Haier Electronics Group Co. Ltd.	306,066	0.1
10,355		Hankook Tire Co. Ltd.	559,857	0.1
25,415		Hanon Systems Corp.	287,555	0.1
1,532		Hanssem Co. Ltd.	245,905	0.0
6,841		Hero Motocorp Ltd.	351,482	0.1
550,151		Home Product Center PCL	159,230	0.0
33,000		Hotai Motor Co. Ltd.	387,581	0.1
4,854		Hotel Shilla Co. Ltd.	268,069	0.1
2,344		Hyundai Department Store Co. Ltd.	253,284	0.0
9,939		Hyundai Mobis Co. Ltd.	2,494,254	0.4
21,107		Hyundai Motor Co.	2,608,438	0.4
2,401		Hyundai Wia Corp.	189,926	0.0
21,662		Imperial Holdings Ltd.	264,504	0.1
99,943	@	JD.com, Inc. ADR	2,607,513	0.4
61,300		Jollibee Foods Corp.	312,537	0.1
16,446		Jumbo SA	205,522	0.0
16,077		Kangwon Land, Inc.	574,480	0.1
38,269		Kia Motors Corp.	1,470,366	0.3
198,904		Kroton Educacional SA	911,296	0.2
14,823		LG Electronics, Inc.	647,356	0.1
21,400		Lojas Americanas SA	94,295	0.0
89,500		Lojas Renner SA	676,173	0.1
1,644		Lotte Shopping Co. Ltd.	309,574	0.1
197	L	LPP SA	202,910	0.0
23,714		Mahindra & Mahindra Ltd. GDR	503,221	0.1
28,331		Mahindra & Mahindra Ltd.	599,203	0.1
15,234		Maruti Suzuki India Ltd.	1,255,651	0.2
336,800		Matahari Department Store Tbk PT	478,233	0.1
792,900		Media Nusantara Citra Tbk PT	123,180	0.0
28,850		Merida Industry Co. Ltd.	136,691	0.0
324,000		Minor International PCL	365,966	0.1
45,051		Motherson Sumi Systems Ltd.	215,744	0.0
35,794		Mr Price Group Ltd.	395,967	0.1
63,296		Naspers Ltd.	10,954,824	1.8
19,000	@	New Oriental Education & Technology Group ADR	880,840	0.2
20,000		Nien Made Enterprise Co. Ltd.	258,631	0.0
33,669		OPAP S.A.	284,982	0.1
6,447		Paradise Co. Ltd	93,587	0.0
311,000		POU Chen Corp.	439,432	0.1
5,380	@,L	Qunar Cayman Islands Ltd. ADR	156,020	0.0
63,400		Robinson Department Store PCL	111,437	0.0
69,081		Ruentex Industries Ltd.	111,528	0.0
93,158		SACI Falabella	683,048	0.1
85,000		Shenzhou International Group Holdings Ltd.	594,817	0.1
1,059		Shinsegae Co., Ltd.	175,192	0.0
427,982		Steinhoff International Holdings NV	2,451,015	0.4
872,700		Surya Citra Media Tbk PT	187,829	0.0
6,001	@,L	TAL Education Group ADR	425,111	0.1
11,577		Tata Motors Ltd. ADR	462,848	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
170,561		Tata Motors Ltd.	$1,366,135	0.2
50,430		Tata Motors Ltd. DVR	258,694	0.0
43,650		Titan Industries Ltd.	259,485	0.1
16,444		Tofas Turk Otomobil Fabrikasi AS	119,903	0.0
62,034		Truworths International Ltd.	321,508	0.1
46,956		Tsogo Sun Holdings Ltd.	107,026	0.0
79,600		UMW Holdings Bhd	112,535	0.0
57,599	@	Vipshop Holdings Ltd. ADR	844,977	0.1
143,759		Woolworths Holdings Ltd./South Africa	811,682	0.1
7,930		Coway Co., Ltd.	688,842	0.1
112,000		Yulon Motor Co., Ltd.	98,818	0.0
85,487		Zee Telefilms Ltd.	703,704	0.1
			60,849,150	10.1

		Consumer Staples: 7.7%
687,100		AMBEV SA	4,198,046	0.7
4,712		Amorepacific Corp.	1,670,980	0.3
4,083		Amorepacific Group	616,886	0.1
28,764		Anadolu Efes Biracilik Ve Malt Sanayii AS	174,118	0.0
57,200		Arca Continental SAB de CV	340,431	0.1
9,000		Asiatic Development BHD	23,939	0.0
1,409		BGF retail Co. Ltd.	247,613	0.0
47,849		Bid Corp. Ltd.	904,411	0.2
29,926		BIM Birlesik Magazalar AS	499,193	0.1
88,500		BRF - Brasil Foods SA	1,512,486	0.3
22,600		British American Tobacco Malaysia Bhd	268,544	0.0
188,051		Cencosud SA	564,875	0.1
375,800		Charoen Pokphand Foods PCL	345,444	0.1
1,125,300		Charoen Pokphand Indonesia Tbk PT	303,141	0.1
580,000	L	China Huishan Dairy Holdings Co. Ltd	217,153	0.0
397,000		China Mengniu Diary Co., Ltd.	743,045	0.1
232,000	@	China Resources Enterprise	494,452	0.1
21,900		Cia Brasileira de Distribuicao Grupo Pao de Acucar	360,000	0.1
23,377		Cia Cervecerias Unidas SA	236,214	0.0
1,104		CJ CheilJedang Corp.	365,363	0.1
68,900		Coca-Cola Femsa SAB de CV	516,988	0.1
10,077		Coca-Cola Icecek AS	122,634	0.0
718,500		CP ALL PCL	1,277,993	0.2
79,100		Dabur India Ltd.	322,708	0.1
4,363		Dongsuh Cos, Inc.	116,203	0.0
2,917		E-Mart Co. Ltd.	418,539	0.1
38,411		Embotelladora Andina SA	147,120	0.0
12,209		Eurocash SA	135,789	0.0
174,300		Felda Global Ventures Holdings Bhd	98,800	0.0
270,600		Fomento Economico Mexicano SAB de CV UBD	2,490,696	0.4
1,519		GlaxoSmithKline Consumer Healthcare Ltd	137,735	0.0
17,630		Godrej Consumer Products Ltd.	420,815	0.1
31,135		Gruma SA de CV	408,469	0.1
226,800		Grupo Bimbo SAB de CV	600,051	0.1
47,800		Grupo Comercial Chedraui, S.A. de C.V.	104,402	0.0
85,800		Grupo Lala SAB de CV	163,726	0.0
3,579		GS Retail Co. Ltd.	160,568	0.0
70,400		Gudang Garam Tbk PT	334,993	0.1
104,500		Hengan International Group Co., Ltd.	872,076	0.1
94,560		Hindustan Lever Ltd.	1,233,708	0.2
1,241,700		HM Sampoerna Tbk PT	376,045	0.1
48,700		Hypermarcas SA	421,239	0.1
312,800		Indofood CBP Sukses Makmur TBK PT	227,677	0.0
623,800		Indofood Sukses Makmur Tbk PT	417,189	0.1
327,400		IOI Corp. Bhd	352,777	0.1
494,079		ITC Ltd.	1,792,943	0.3
101,500		JBS SA	368,904	0.1
209,800		Kimberly-Clark de Mexico SA de CV	474,572	0.1
17,001		KT&G Corp.	1,936,064	0.3
61,000		Kuala Lumpur Kepong BHD	354,255	0.1
1,370		LG Household & Health Care Ltd.	1,192,239	0.2
79		Lotte Chilsung Beverage Co., Ltd.	114,934	0.0
860		Lotte Confectionery Co. Ltd.	137,647	0.0
4,500		M Dias Branco SA	184,945	0.0
42,333		Magnit PJSC GDR	1,764,464	0.3
67,117		Marico Ltd.	278,080	0.1
16,305		Massmart Holdings Ltd.	141,051	0.0
25,600		Natura Cosmeticos S.A.	247,644	0.0
3,340		Nestle India Ltd.	323,014	0.1
536		Orion Corp.	403,952	0.1
154		Ottogi Corp.	105,221	0.0
53,500	L	Pick n Pay Stores Ltd.	268,280	0.0
18,395		Pioneer Foods Group Ltd.	232,127	0.0
68,800		PPB Group Bhd	269,518	0.0
79,000		President Chain Store Corp.	629,224	0.1
32,900		Raia Drogasil SA	676,381	0.1
61,931		Shoprite Holdings Ltd.	865,339	0.1
26,756		Spar Group Ltd.	374,789	0.1
52,918		Standard Foods Corp.	135,984	0.0
346,500		Sun Art Retail Group Ltd.	239,663	0.0
321,500		Thai Union Group PCL-F	199,039	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
22,797		Tiger Brands Ltd.	$632,083	0.1
274,000		Tingyi Cayman Islands Holding Corp.	318,766	0.1
48,000		Tsingtao Brewery Co., Ltd.	187,898	0.0
24,423		Ulker Biskuvi Sanayi AS	174,073	0.0
211,900		Unilever Indonesia Tbk PT	724,446	0.1
707,209		Uni-President Enterprises Corp.	1,330,621	0.2
9,582	@	United Spirits Ltd.	355,407	0.1
127,520		Universal Robina Corp.	469,300	0.1
763,500		Wal-Mart de Mexico SAB de CV	1,671,531	0.3
830,000	L	Want Want China Holdings Ltd.	516,539	0.1
			46,056,211	7.7

		Energy: 6.7%
2,114,800		Adaro Energy Tbk PT	196,246	0.0
239,600	L	Banpu PCL	108,869	0.0
29,714		Bharat Petroleum Corp. Ltd.	273,762	0.0
58,990		Cairn India Ltd.	178,195	0.0
266,000	@	China Coal Energy Co. - Class H	144,787	0.0
280,000		China Oilfield Services Ltd.	245,541	0.0
3,695,600		China Petroleum & Chemical Corp.	2,728,314	0.5
488,500		China Shenhua Energy Co., Ltd.	965,511	0.2
2,601,000		CNOOC Ltd.	3,281,197	0.6
96,179		Coal India Ltd.	466,033	0.1
17,300		Cosan SA Industria e Comercio	200,122	0.0
600,667	@	Ecopetrol SA	260,403	0.1
64,017		Empresas COPEC SA	598,696	0.1
176,900		Energy Absolute PCL-Foreign	131,893	0.0
19,646		Exxaro Resources Ltd.	120,777	0.0
155,000		Formosa Petrochemical Corp.	467,283	0.1
95,000		Formosa Taffeta Co., Ltd.	90,280	0.0
1,724,973		Gazprom PJSC	3,708,309	0.6
11,532	@	Grupa Lotos SA	85,886	0.0
6,945		GS Holdings Corp.	339,565	0.1
1,645,100		IRPC PCL	232,379	0.0
466,000		Kunlun Energy Co. Ltd.	360,228	0.1
62,043		Lukoil OAO	3,029,676	0.5
4,888		MOL Hungarian Oil & Gas PLC	302,824	0.1
12,998		Novatek OJSC GDR	1,432,834	0.2
126,665		Oil & Natural Gas Corp., Ltd.	489,884	0.1
3,044,000		PetroChina Co., Ltd.	2,017,741	0.3
429,900	@	Petroleo Brasileiro SA	2,022,499	0.3
25,600		Petronas Dagangan BHD	145,472	0.0
44,875	L	Polski Koncern Naftowy Orlen	763,197	0.1
256,738		Polskie Gornictwo Naftowe I Gazownictwo SA	339,288	0.1
191,300		PTT Exploration & Production PCL	450,015	0.1
143,800		PTT PCL	1,414,950	0.2
33,125		Qatar Gas Transport Co. Ltd.	214,339	0.0
71,169		Reliance Industries Ltd.	1,161,542	0.2
64,253		Reliance Industries Ltd. SPON GDR	2,107,498	0.4
168,836		Rosneft PJSC	922,503	0.2
521,400	@	Sapurakencana Petroleum Bhd	199,103	0.0
80,567		Sasol Ltd.	2,201,135	0.4
9,429		SK Innovation Co. Ltd.	1,397,068	0.2
6,611		S-Oil Corp.	491,234	0.1
1,022,751		Surgutneftegas OJSC	500,437	0.1
214,585		Tatneft PJSC	1,095,132	0.2
127,700		Thai Oil PCL	253,194	0.0
17,180		Tupras Turkiye Petrol Rafine	325,329	0.1
52,200		Ultrapar Participacoes SA	1,155,506	0.2
229,600		United Tractors Tbk PT	312,813	0.1
288,000		Yanzhou Coal Mining Co., Ltd.	195,256	0.0
			40,124,745	6.7

		Financials: 23.5%
280,914		Abu Dhabi Commercial Bank PJSC	492,611	0.1
265,182	@,L	African Bank Investments Ltd.	–	–
3,597,000		Agricultural Bank of China Ltd.	1,551,519	0.3
313,157		Akbank TAS	838,926	0.1
484,374		Aldar Properties PJSC	351,673	0.1
14,384	@	Alior Bank SA	174,673	0.0
159,900		Alliance Financial Group Bhd	143,835	0.0
202,873	@	Alpha Bank AE	339,567	0.1
263,200		AMMB Holdings Bhd	260,502	0.0
234,477		Axis Bank Ltd.	1,912,367	0.3
34,740		Ayala Corp.	615,513	0.1
1,050,200		Ayala Land, Inc.	854,770	0.1
23,910		Bajaj Finance Ltd.	379,725	0.1
1,146		Banco Bradesco SA ADR	10,394	0.0
119,280		Banco Bradesco SA	1,038,700	0.2
3,200,335		Banco de Chile	357,591	0.1
5,474		Banco de Credito e Inversiones	247,802	0.0
123,200		Banco do Brasil S.A.	869,785	0.1
58,000		Banco Santander Brasil S.A.	392,177	0.1
8,942,656		Banco Santander Chile S.A.	462,890	0.1
15,935		BanColombia SA ADR	622,102	0.1
32,600		Bangkok Bank PCL - Foreign Reg	153,497	0.0
1,804,100		Bank Central Asia Tbk PT	2,176,049	0.4

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
66	@	Bank CIMB Niaga Tbk PT	$4	0.0
472,200		Bank Danamon Indonesia Tbk PT	146,778	0.0
3,954		Bank Handlowy w Warszawie	78,640	0.0
1,348,200		Bank Mandiri Persero TBK PT	1,163,258	0.2
99,972	@	Bank Millennium SA	146,668	0.0
11,585,000		Bank of China Ltd.	5,349,999	0.9
1,253,000		Bank of Communications Co., Ltd.	963,744	0.2
89,410		Bank of the Philippine Islands	193,588	0.0
22,274		Bank Pekao S.A.	721,173	0.1
1,607,300		Bank Rakyat Indonesia	1,508,191	0.3
4,955		Bank Zachodni WBK SA	403,366	0.1
60,347		Barclays Africa Group Ltd.	666,268	0.1
16,979		Barwa Real Estate Co.	157,718	0.0
99,300		BB Seguridade Participacoes SA	916,009	0.2
235,450		BDO Unibank, Inc.	534,049	0.1
249,000		BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,293,944	0.2
1,024,700		Bank Negara Indonesia Persero Tbk PT	437,131	0.1
81,320	@	BR Malls Participacoes S.A.	309,562	0.1
49,348	@,L	Brait SE	396,908	0.1
2,251	@	BRE Bank SA	201,357	0.0
35,452		BNK Financial Group, Inc.	277,528	0.1
1,241,800		Bumi Serpong Damai PT	210,459	0.0
5,192	L	Capitec Bank Holdings Ltd.	243,292	0.0
1,188,611		Cathay Financial Holding Co., Ltd.	1,528,277	0.3
205,600		Central Pattana PCL	347,127	0.1
31,445		CETIP SA - Mercados Organizados	415,573	0.1
141,128		Chailease Holding Co. Ltd.	251,341	0.0
671,472		Chang Hwa Commercial Bank	344,722	0.1
1,209,000		China Cinda Asset Management Co. Ltd.	430,579	0.1
1,269,000		China Citic Bank	848,806	0.1
12,197,000		China Construction Bank	9,160,415	1.5
1,912,000		China Development Financial Holding Corp.	489,805	0.1
370,000		China Everbright Bank Co. Ltd.	173,287	0.0
136,000		China Everbright Ltd.	280,482	0.1
570,000		China Evergrande Group	389,498	0.1
403,500		China Galaxy Securities Co. Ltd.	371,125	0.1
576,000		China Jinmao Holdings Group Ltd	178,773	0.0
1,088,000		China Life Insurance Co., Ltd.	2,850,739	0.5
484,163		China Life Insurance Co., Ltd. (TWD)	444,774	0.1
569,380		China Merchants Bank Co., Ltd.	1,447,953	0.2
850,000		China Minsheng Banking Corp. Ltd.	987,464	0.2
381,600		China Pacific Insurance Group Co., Ltd.	1,427,119	0.2
228,828	@	China Taiping Insurance Holdings Co., Ltd.	456,308	0.1
182,200		China Vanke Co. Ltd.	476,335	0.1
2,393,676		CTBC Financial Holding Co. Ltd.	1,395,275	0.2
343,000		Chongqing Rural Commercial Bank Co. Ltd.	212,717	0.0
425,700		CIMB Group Holdings Bhd	485,822	0.1
302,000		CITIC Securities Co. Ltd.	647,682	0.1
23,478		Commercial Bank of Qatar	248,477	0.0
148,236		Commercial International Bank Egypt SAE BAN	803,141	0.1
132,400		Compartamos SAB de CV	239,197	0.0
29,749	L	Coronation Fund Managers Ltd	152,381	0.0
13,385		Corp Financiera Colombiana SA - CORFICO	175,753	0.0
765,133		Country Garden Holdings Co. Ltd.	406,545	0.1
9,898		Credicorp Ltd.	1,506,674	0.3
23,835		Daewoo Securities Co., Ltd.	170,655	0.0
23,674		DGB Financial Group, Inc.	194,932	0.0
48,124		Discovery Holdings Ltd.	396,699	0.1
16,443		Doha Bank QSC	167,939	0.0
7,025		Dongbu Insurance Co., Ltd.	436,745	0.1
262,907		Dubai Financial Market	93,543	0.0
171,158		Dubai Islamic Bank PJSC	252,155	0.0
1,085,606		E.Sun Financial Holding Co., Ltd.	620,351	0.1
281,611		Emaar Malls PJSC	208,053	0.0
497,439		Emaar Properties PJSC	958,722	0.2
284,563	@	Eurobank Ergasias SA	164,161	0.0
114,667		Ezdan Holding Group QSC	529,448	0.1
260,000		Far East Horizon Ltd.	247,336	0.0
370,300		Fibra Uno Administracion SA de CV	677,014	0.1
1,313,443		First Financial Holding Co., Ltd.	699,482	0.1
129,381		First Gulf Bank PJSC	414,933	0.1
493,924		FirstRand Ltd.	1,711,300	0.3

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
112,103		Fortress Income Fund Ltd.	$267,784	0.0
131,619		Fortress Income Fund Ltd. - A	155,853	0.0
970,000		Fubon Financial Holding Co., Ltd.	1,441,328	0.2
185,400		GF Securities Co. Ltd.	395,213	0.1
467,750		Grupo Aval Acciones y Valores	204,403	0.0
33,809		Grupo de Inversiones Suramericana SA	441,117	0.1
368,100		Grupo Financiero Banorte	1,932,408	0.3
320,600		Grupo Financiero Inbursa SA	505,956	0.1
249,100		Grupo Financiero Santander Mexico SAB de CV	437,055	0.1
11,845		GT Capital Holdings, Inc.	353,042	0.1
129,600		Guangzhou R&F Properties Co., Ltd.	205,371	0.0
130,323		Haci Omer Sabanci Holding AS	403,177	0.1
438,000		Haitong Securities Co. Ltd.	748,870	0.1
42,929		Hana Financial Group, Inc.	1,092,923	0.2
26,727		Hanwha Life Insurance Co. Ltd.	140,152	0.0
112,300		Highwealth Construction Corp.	174,029	0.0
87,072		Hong Leong Bank Bhd	276,730	0.1
29,092		Hong Leong Financial Group Bhd	108,639	0.0
220,065		Housing Development Finance Corp.	4,615,864	0.8
967,911		Hua Nan Financial Holdings Co. Ltd.	496,712	0.1
206,200	#	Huatai Securities Co. Ltd.	421,097	0.1
33,769		Hyprop Investments Ltd.	297,895	0.1
8,725		Hyundai Marine & Fire Insurance Co., Ltd.	288,050	0.1
12,418		ICICI Bank Ltd. ADR	92,762	0.0
124,110		ICICI Bank Ltd.	468,792	0.1
42,929		Indiabulls Housing Finance Ltd.	534,741	0.1
10,721,000		Industrial & Commercial Bank of China	6,804,305	1.1
33,076		Industrial Bank Of Korea	360,620	0.1
32,749		Investec Ltd.	201,024	0.0
201,732		IOI Properties Group Bhd	121,464	0.0
22,158,449		Itau CorpBanca	195,261	0.0
247,800		Kasikornbank PCL - Foreign	1,344,894	0.2
56,528		KB Financial Group, Inc.	1,944,278	0.3
10,981		Komercni Banka AS	380,799	0.1
5,406		Korea Investment Holdings Co., Ltd.	201,455	0.0
499,600		Krung Thai Bank PCL	254,663	0.0
14,171		Liberty Holdings Ltd.	120,421	0.0
42,948		LIC Housing Finance Ltd.	374,334	0.1
2,880,900		Lippo Karawaci Tbk PT	219,319	0.0
197,500		Longfor Properties Co., Ltd.	305,103	0.1
37,697		Mahindra & Mahindra Financial Services Ltd.	206,648	0.0
495,800		Malayan Banking BHD	899,940	0.2
55,495		Masraf Al Rayan	540,701	0.1
1,583,826		Mega Financial Holdings Co., Ltd.	1,117,242	0.2
1,886,000		Megaworld Corp.	184,434	0.0
1,851,600		Metro Pacific Investments Corp.	271,372	0.1
91,130		Metropolitan Bank & Trust Company	160,591	0.0
10,748		Mirae Asset Securities Co., Ltd.	224,277	0.0
137,854		MMI Holdings Ltd.	224,496	0.0
194,215	@	Moscow Exchange MICEX-RTS PJ	391,595	0.1
11,200		Multiplan Empreendimentos Imobiliarios SA	218,548	0.0
99,291		National Bank of Abu Dhabi PJSC	247,821	0.0
827,356	@	National Bank of Greece SA	172,919	0.0
27,080		Nedbank Group Ltd.	440,458	0.1
106,000		New China Life Insurance Co. Ltd.	473,491	0.1
34,651		New Europe Property Investments PLC	392,657	0.1
20,073		NH Investment & Securities Co., Ltd	183,422	0.0
34,519		OTP Bank Nyrt	906,874	0.2
964,000		People's Insurance Co. Group of China Ltd.	397,026	0.1
669,496		PICC Property & Casualty Co., Ltd.	1,122,458	0.2
763,500		Ping An Insurance Group Co. of China Ltd.	4,002,411	0.7
815,334	@	Piraeus Bank SA	124,043	0.0
14,800		Porto Seguro SA	136,480	0.0
78,436		Power Finance Corp. Ltd.	142,116	0.0
125,638		Powszechna Kasa Oszczednosci Bank Polski S.A.	858,239	0.1
11,607		PSG Group Ltd.	169,957	0.0
404,800		Public Bank BHD	1,940,064	0.3
81,696	L	Powszechny Zaklad Ubezpieczen SA	521,328	0.1
17,207		Qatar Insurance Co. SAQ	420,017	0.1
9,331		Qatar Islamic Bank SAQ	268,822	0.0
30,844		Qatar National Bank	1,319,666	0.2
86,189		Rand Merchant Investment Holdings Ltd.	259,716	0.0
625,729		Redefine Properties Ltd.	522,091	0.1
71,624		Remgro Ltd.	1,198,544	0.2
40,992		Resilient REIT Ltd.	342,958	0.1
77,500	@	RHB Bank Bhd	–	–

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
119,576		RHB Capital Bhd	$134,542	0.0
95,885		RMB Holdings Ltd.	409,102	0.1
187,700		Robinsons Land Corp.	120,122	0.0
120,360	@	Ruentex Development Co. Ltd.	146,839	0.0
5,212		Samsung Card Co.	238,094	0.0
4,772		Samsung Fire & Marine Insurance Co. Ltd.	1,215,438	0.2
9,961		Samsung Life Insurance Co. Ltd.	956,609	0.2
7,879		Samsung Securities Co. Ltd.	249,600	0.0
205,012		Sanlam Ltd.	955,323	0.2
102,348		Sberbank PAO ADR	964,118	0.2
1,075,042	@	Sberbank PAO	2,489,255	0.4
16,660		Security Bank Corp.	83,152	0.0
144,340	@	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd.	242,707	0.0
1,151,860	@	Shin Kong Financial Holding Co., Ltd.	254,122	0.0
62,462		Shinhan Financial Group Co., Ltd.	2,287,649	0.4
22,318		Shriram Transport Finance Co. Ltd.	390,222	0.1
568,000		Shui On Land Ltd.	155,226	0.0
218,800		Siam Commercial Bank PCL	938,989	0.2
408,500		Sino-Ocean Group Holding Ltd.	189,643	0.0
1,424,587		SinoPac Financial Holdings Co., Ltd.	421,746	0.1
1,180,400		SM Prime Holdings, Inc.	687,502	0.1
269,500		Soho China Ltd.	146,225	0.0
190,008		Standard Bank Group Ltd.	1,952,399	0.3
133,032		State Bank of India	503,921	0.1
10,304		State Bank of India Ltd. GDR	383,824	0.1
26,900		Sul America SA	134,163	0.0
1,495,300		Summarecon Agung Tbk PT	202,169	0.0
250,000		Sunac China Holdings Ltd.	181,892	0.0
1,232,484		Taishin Financial Holdings Co., Ltd.	459,863	0.1
588,673		Taiwan Business Bank	149,995	0.0
1,029,631		Taiwan Cooperative Financial Holding Co. Ltd.	455,886	0.1
118,424		Talaat Moustafa Group	72,015	0.0
2,218,900		TMB Bank PCL	136,122	0.0
330,387		Turkiye Garanti Bankasi A/S	875,465	0.2
90,048		Turkiye Halk Bankasi AS	273,656	0.1
236,672		Turkiye Is Bankasi	374,648	0.1
113,778		Turkiye Vakiflar Bankasi Tao	174,053	0.0
756,177,930		VTB Bank OJSC	868,771	0.2
40,602		Woori Bank	422,022	0.1
120,894	@	Yapi Ve Kredi Bankasi	147,799	0.0
40,251		Yes Bank Ltd.	760,577	0.1
1,325,586		Yuanta Financial Holding Co., Ltd.	475,439	0.1
			141,096,165	23.5

		Health Care: 2.5%
125,500	#,@	3SBio, Inc.	142,563	0.0
11,880		Apollo Hospitals Enterprise Ltd.	234,643	0.0
49,944		Aspen Pharmacare Holdings Ltd.	1,127,955	0.2
38,600		Aurobindo Pharma Ltd	496,923	0.1
564,000		Bangkok Dusit Medical Services PCL-F	355,511	0.1
54,600		Bumrungrad Hospital PCL-Foreign	275,561	0.0
27,223		Cadila Healthcare Ltd.	158,860	0.0
10,900	@	Celltrion, Inc.	1,058,090	0.2
173,000		China Medical System Holdings Ltd.	292,472	0.1
572,000		China Pharmaceutical Group Ltd.	574,281	0.1
49,671		Cipla Ltd.	433,435	0.1
11,086		Divis Laboratories Ltd.	215,374	0.0
9,699		Dr. Reddys Laboratories Ltd.	452,584	0.1
6,920	L	Dr. Reddy's Laboratories Ltd. ADR	321,226	0.1
20,566		Glenmark Pharmaceuticals Ltd.	285,939	0.0
769		Hanmi Pharm Co. Ltd.	357,316	0.1
1,571		Hanmi Science Co. Ltd.	163,734	0.0
70,100		Hartalega Holdings Bhd	78,652	0.0
400,500		IHH Healthcare Bhd	613,025	0.1
2,942,500		Kalbe Farma Tbk PT	387,697	0.1
140,781		Life Healthcare Group Holdings Ltd.	389,475	0.1
32,141		Lupin Ltd.	718,917	0.1
187,000	@	Luye Pharma Group Ltd	123,071	0.0
131,688		Netcare Ltd.	323,251	0.1
16,000	@	OBI Pharma, Inc.	200,053	0.0
35,500		Odontoprev SA	141,797	0.0
11,135		Piramal Healthcare Ltd.	307,475	0.1
34,000		Qualicorp SA	200,102	0.0
20,637		Richter Gedeon Nyrt	419,397	0.1
264,000		Shandong Weigao Group Medical Polymer Co., Ltd.	178,099	0.0
55,500		Shanghai Fosun Pharmaceutical Group Co. Ltd.	173,579	0.0
95,400		Shanghai Pharmaceuticals Holding Co. Ltd.	259,091	0.0
47,000		Sihuan Pharmaceutical Holdings Group Ltd	10,361	0.0
638,000		Sino Biopharmaceutical Ltd.	431,563	0.1
171,200		Sinopharm Group Co.	829,178	0.1
141,202		Sun Pharmaceutical Industries Ltd.	1,578,463	0.3
23,000	@	TaiMed Biologics, Inc.	161,011	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
1,168		Yuhan Corp.	$295,356	0.1
			14,766,080	2.5

		Industrials: 5.6%
284,930		Aboitiz Equity Ventures, Inc.	446,194	0.1
276,000		Air China Ltd.	186,572	0.0
168,200		AirAsia BHD	113,662	0.0
62,300		Airports of Thailand PCL	718,502	0.1
227,300		AKR Corporindo Tbk PT	112,821	0.0
404,400		Alfa SA de CV	629,863	0.1
244,300		Alliance Global Group, Inc.	80,322	0.0
346,569	@	Arabtec Holding Co.	138,406	0.0
163,072		Ashok Leyland Ltd.	195,491	0.0
332,000		AviChina Industry & Technology Co. Ltd.	225,194	0.0
987,200		Bangkok Expressway & Metro PCL	197,126	0.0
210,000		Beijing Capital International Airport Co., Ltd.	239,385	0.1
75,000		Beijing Enterprises Holdings Ltd.	382,745	0.1
83,780		Bharat Heavy Electricals Ltd.	170,165	0.0
44,837		Bidvest Group Ltd.	528,676	0.1
769,000		BTS Group Holdings PCL	192,374	0.0
397,000		China Airlines Ltd.	118,600	0.0
621,000		China Communications Construction Co., Ltd.	659,035	0.1
193,500		China Conch Venture Holdings Ltd.	378,685	0.1
367,500	@	China COSCO Holdings Co., Ltd.	125,976	0.0
369,000		China Everbright International Ltd.	442,395	0.1
184,015		China Merchants Holdings International Co., Ltd.	493,618	0.1
261,000		China Railway Construction Corp. Ltd.	299,071	0.1
583,000		China Railway Group Ltd.	426,231	0.1
541,000	@,L	China Shipping Container Lines Co., Ltd.	116,626	0.0
272,000		China Southern Airlines Co., Ltd.	153,437	0.0
260,000		China State Construction International Holdings Ltd.	344,036	0.1
124,800		CCR SA	656,206	0.1
624,000		Citic Pacific Ltd.	897,373	0.2
2,174		CJ Corp.	369,134	0.1
4,419		Container Corp. Of India Ltd.	91,757	0.0
228,000		COSCO Shipping Ports, Ltd.	234,591	0.1
562,000		CRRC Corp. Ltd	511,602	0.1
4,221		Daelim Industrial Co., Ltd.	319,643	0.1
16,944	@	Daewoo Engineering & Construction Co., Ltd.	98,608	0.0
564,242		Dialog Group BHD	199,404	0.0
591,750		DMCI Holdings, Inc.	147,598	0.0
7,326		Doosan Heavy Industries and Construction Co. Ltd.	173,365	0.0
24,291		DP World Ltd.	459,806	0.1
1,816		Eicher Motors Ltd.	678,709	0.1
98,600		Embraer SA	426,883	0.1
312,321		Eva Airways Corp.	142,722	0.0
259,620	@	Evergreen Marine Corp.	100,511	0.0
504,685		Far Eastern New Century Corp.	378,641	0.1
270,100		Gamuda BHD	320,031	0.1
2,792		Glovis Co. Ltd.	461,095	0.1
51,000		Grupo Aeroportuario del Pacifico SA de CV	484,835	0.1
29,290		Grupo Aeroportuario del Sureste SA de CV	428,449	0.1
75,900		Grupo Carso SAB de CV	304,387	0.1
7,194	@	GS Engineering & Construction Corp.	193,399	0.0
99,000		Haitian International Holdings Ltd.	195,698	0.0
70,400		HAP Seng Consolidated Bhd	131,080	0.0
33,756		Havells India Ltd.	212,410	0.0
32,512		Hiwin Technologies Corp.	170,665	0.0
8,153		Hyundai Development Co-Engineering & Construction	382,176	0.1
10,021		Hyundai Engineering & Construction Co. Ltd.	360,629	0.1
6,118	@	Hyundai Heavy Industries	773,510	0.1
471,800		IJM Corp. Bhd	366,244	0.1
21,704		Industries Qatar QSC	643,433	0.1
64,660		International Container Terminal Services, Inc.	102,942	0.0
303,000		Jasa Marga Persero Tbk PT	107,064	0.0
409,020		JG Summit Holdings, Inc.	629,745	0.1
174,000		Jiangsu Expressway Co. Ltd.	241,465	0.1
904		KCC Corp.	325,770	0.1
3,361		KEPCO Plant Service & Engineering Co. Ltd.	177,003	0.0
86,431		KOC Holding AS	371,337	0.1
8,184		Korea Aerospace Industries Ltd	570,347	0.1
1,028	@	Korea Express Co., Ltd.	201,507	0.0
5,045	@	Korean Air Lines Co. Ltd.	160,657	0.0
45,856	@	Lan Airlines SA	368,717	0.1
20,465		Larsen & Toubro Ltd.	441,483	0.1
26,015	@	Larsen & Toubro Ltd. GDR	557,019	0.1
13,237		LG Corp.	782,248	0.1
24,010		Localiza Rent a Car SA	293,836	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
121,900		Malaysia Airports Holdings Bhd	$192,776	0.0
162,800		MISC Bhd	297,217	0.0
124,273		Adani Ports & Special Economic Zone, Ltd.	480,676	0.1
107,800	@	OHL Mexico SAB de CV	143,049	0.0
5,913		Posco Daewoo Corp.	132,914	0.0
38,760		Promotora y Operadora de Infraestructura SAB de CV	417,270	0.1
114,200	@	Rumo Logistica Operadora Multimodal SA	221,577	0.0
2,865		S-1 Corp.	264,689	0.1
10,933		Samsung C&T Corp.	1,486,020	0.3
23,589	@	Samsung Heavy Industries Co., Ltd.	202,266	0.0
440,000	@,L	Shanghai Electric Group Co., Ltd.	209,477	0.0
76,000		Shanghai Industrial Holdings Ltd.	220,000	0.0
10,627		Siemens India Ltd.	198,269	0.0
359,800		Sime Darby Bhd	666,583	0.1
166,000		Sinopec Engineering Group Co. Ltd.	143,824	0.0
301,000		Sinotrans Ltd.	147,077	0.0
17,631		SK Networks Co. Ltd.	107,804	0.0
35,897		SM Investments Corp.	499,916	0.1
25,743		TAV Havalimanlari Holding AS	106,111	0.0
313,000		Teco Electric and Machinery Co. Ltd.	270,765	0.1
77,095	@	Turk Hava Yollari	132,046	0.0
51,888		Turk Sise Ve Cam Fabrikalari	54,989	0.0
664,800		Waskita Karya Persero Tbk PT	133,766	0.0
80,580		Weg S.A.	441,782	0.1
155,000		Weichai Power Co. Ltd.	209,137	0.0
146,600		Westports Holdings Bhd	155,751	0.0
110,000		ENN Energy Holdings Ltd.	538,506	0.1
224,000		Zhejiang Expressway Co., Ltd.	237,306	0.1
79,000		Zhuzhou CSR Times Electric Co., Ltd.	412,707	0.1
			33,485,212	5.6

		Information Technology: 23.3%
10,838	@,L	58.com, Inc. ADR	516,539	0.1
106,500		AAC Technologies Holdings, Inc.	1,076,079	0.2
431,462		Acer, Inc.	201,231	0.0
912,000		Advanced Semiconductor Engineering, Inc.	1,095,277	0.2
43,269		Advantech Co. Ltd.	372,425	0.1
161,608	@	Alibaba Group Holding Ltd. ADR	17,096,510	2.9
101,000		Asustek Computer, Inc.	902,831	0.2
1,277,000		AU Optronics Corp.	468,790	0.1
39,114	@	Baidu, Inc. ADR	7,121,486	1.2
16,000		Casetek Holdings Ltd.	58,578	0.0
93,000		Catcher Technology Co., Ltd.	760,975	0.1
79,971		Chicony Electronics Co. Ltd.	202,830	0.0
1,308,439		Innolux Corp.	444,691	0.1
147,764		Cielo SA	1,484,842	0.3
584,000		Compal Electronics, Inc.	361,581	0.1
4,330		Daum Kakao Corp.	322,987	0.1
77,400		Delta Electronics Thailand PCL-Foreign	177,492	0.0
281,703		Delta Electronics, Inc.	1,508,976	0.3
41,576	@	Fang Holdings Ltd. ADR	186,676	0.0
131,849		Foxconn Technology Co., Ltd.	388,774	0.1
1,881,000	L	GCL Poly Energy Holdings Ltd.	252,137	0.0
1,908,000	@	Hanergy Thin Film Power Group Ltd.	52,888	0.0
81,116		HCL Technologies Ltd.	975,920	0.2
6,000		Hermes Microvision, Inc.	261,308	0.0
2,253,463		Hon Hai Precision Industry Co., Ltd.	5,702,755	1.0
100,000	@	HTC Corp.	279,705	0.1
84,331		SK Hynix, Inc.	3,095,787	0.5
93,578		Infosys Ltd.	1,455,347	0.2
168,348		Infosys Ltd. ADR	2,656,531	0.4
374,000	@	Inotera Memories, Inc.	330,093	0.1
345,000		Inventec Co., Ltd.	283,219	0.1
113,000	L	Kingsoft Corp. Ltd	269,980	0.0
14,000		Largan Precision Co. Ltd.	1,706,271	0.3
1,004,000		Lenovo Group Ltd.	670,116	0.1
33,195		LG Display Co., Ltd.	848,633	0.1
1,933		LG Innotek Co. Ltd.	138,210	0.0
297,538		Lite-On Technology Corp.	430,159	0.1
216,820		MediaTek, Inc.	1,664,726	0.3
89,000		Nanya Technology Corp.	111,816	0.0
2,453		NCSoft Corp.	661,699	0.1
11,418		NetEase, Inc. ADR	2,749,226	0.5
4,060		NAVER Corp.	3,268,556	0.5
79,000		Novatek Microelectronics Corp., Ltd.	279,916	0.1
273,000		Pegatron Corp.	706,526	0.1
19,000		Phison Electronics Corp.	145,106	0.0
91,000		Powertech Technology, Inc.	236,501	0.0
395,000		Quanta Computer, Inc.	827,799	0.1
63,760		Realtek Semiconductor Corp.	210,433	0.0
8,293		Samsung Electro-Mechanics Co. Ltd.	370,211	0.1
14,410		Samsung Electronics Co., Ltd.	20,991,946	3.5
7,851		Samsung SDI Co., Ltd.	689,604	0.1
4,933		Samsung SDS Co. Ltd.	694,014	0.1
3,826,000	@	Semiconductor Manufacturing International Corp.	430,991	0.1
299,000		Siliconware Precision Industries Co.	449,101	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
37,000		Simplo Technology Co. Ltd.	$122,204	0.0
6,606		SK C&C Co. Ltd.	1,278,391	0.2
205,800		Synnex Technology International Corp.	228,390	0.0
3,554,000		Taiwan Semiconductor Manufacturing Co., Ltd.	20,890,922	3.5
69,183		Tata Consultancy Services Ltd.	2,528,299	0.4
36,751		Tech Mahindra Ltd.	232,329	0.0
812,700		Tencent Holdings Ltd.	22,594,715	3.8
18,300		Totvs S.A.	173,876	0.0
29,000		Transcend Information, Inc.	84,796	0.0
138,000		Travelsky Technology Ltd.	329,379	0.1
1,724,000		United Microelectronics Corp.	636,616	0.1
134,000		Vanguard International Semiconductor Corp.	251,753	0.0
17,029		Wipro Ltd. ADR	165,352	0.0
54,411		Wipro Ltd.	391,688	0.1
381,731		Wistron Corp.	284,718	0.1
203,000		WPG Holdings Ltd	240,844	0.0
4,084	@	YY, Inc. ADR	217,595	0.0
58,000		Zhen Ding Technology Holding Ltd.	128,083	0.0
101,440		ZTE Corp.	148,543	0.0
			139,575,293	23.3

		Materials: 6.1%
6,555		ACC Ltd.	157,967	0.0
377,200		Alrosa AO	520,353	0.1
512,000	@	Aluminum Corp. of China Ltd.	186,792	0.0
93,980		Ambuja Cements Ltd.	356,100	0.1
7,237	@	Anglo American Platinum Ltd.	203,601	0.0
59,028	@	AngloGold Ashanti Ltd.	943,405	0.2
166,500		Anhui Conch Cement Co., Ltd.	460,184	0.1
344,356		Asia Cement Corp.	301,638	0.1
43,459		Asian Paints Ltd.	758,689	0.1
23,600		Braskem SA	181,999	0.0
68,263		Cementos Argos SA	271,788	0.0
2,038,367	@	Cemex SA de CV	1,617,889	0.3
434,000		China National Building Material Co., Ltd.	194,367	0.0
1,702,535		China Steel Corp.	1,203,508	0.2
28,049	@	Cia de Minas Buenaventura SAA ADR	388,198	0.1
90,300	@	Cia Siderurgica Nacional S.A.	252,395	0.0
46,200		Duratex SA	123,024	0.0
180,955		Empresas CMPC SA	360,190	0.1
205,812		Eregli Demir ve Celik Fabrikalari TAS	283,237	0.0
33,000		Fibria Celulose SA	233,486	0.0
463,600		Formosa Chemicals & Fibre Co.	1,250,948	0.2
602,600		Formosa Plastics Corp.	1,500,641	0.3
359,468		Fosun International	544,345	0.1
114,444		Gold Fields Ltd.	554,761	0.1
44,188		Grupo Argos SA/Colombia	285,356	0.0
557,500		Grupo Mexico SA de CV Series B	1,363,434	0.2
15,842		Hanwha Chemical Corp.	350,915	0.1
6,957		Hanwha Corp.	222,713	0.0
159,887		Hindalco Industries Ltd	367,954	0.1
2,133		Lotte Chemical Corp.	581,440	0.1
3,108		Hyosung Corp.	369,279	0.1
11,490		Hyundai Steel Co.	534,110	0.1
92,231	@	Impala Platinum Holdings Ltd.	466,047	0.1
214,700		Indocement Tunggal Prakarsa TBK PT	286,254	0.0
229,000		Indorama Ventures PCL	187,539	0.0
19,315		Industrias Penoles SAB de CV	462,211	0.1
165,000		Jiangxi Copper Co., Ltd.	189,515	0.0
11,670		Jsw Steel Ltd.	303,578	0.1
20,938		KGHM Polska Miedz SA	407,970	0.1
77,600		Klabin SA	406,594	0.1
1,214		Korea Zinc Co., Ltd.	532,669	0.1
2,442		Kumho Petrochemical Co. Ltd	156,304	0.0
59,800		Lafarge Malaysia Bhd	114,525	0.0
6,748		LG Chem Ltd.	1,492,473	0.2
144,300		Mexichem SA de CV	322,465	0.1
8,018		MMC Norilsk Nickel OJSC	1,253,259	0.2
16,016		Mondi Ltd.	336,528	0.1
691,890		Nan Ya Plastics Corp.	1,374,181	0.2
220,000		Nine Dragons Paper Holdings Ltd.	207,446	0.0
2,484	@	OCI Co. Ltd	212,674	0.0
109,756		Petkim Petrokimya Holding	166,384	0.0
325,400		Petronas Chemicals Group Bhd	523,252	0.1
13,498		PhosAgro OJSC GDR	174,124	0.0
10,115		POSCO	2,096,525	0.3
290,300		PTT Global Chemical PCL	494,827	0.1
78,328	@	Sappi Ltd.	405,268	0.1
427,700		Semen Gresik Persero Tbk PT	332,238	0.1
144,988		Sesa Goa Ltd.	376,246	0.1
30,811		Severstal PAO	369,561	0.1
1,206		Shree Cement Ltd	309,064	0.1
54,500		Siam Cement PCL - Foreign Reg	816,711	0.1
111,795		Sibanye Gold Ltd.	397,476	0.1
516,000		Sinopec Shanghai Petrochemical Co. Ltd.	262,038	0.0
13,484		Sociedad Quimica y Minera de Chile SA	364,973	0.1
10,930		Southern Copper Corp.	287,459	0.1
54,600		Suzano Papel e Celulose	176,283	0.0
78,188	@	Synthos SA	88,973	0.0
479,000		Taiwan Cement Corp.	546,342	0.1

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
95,000		Taiwan Fertilizer Co., Ltd.	$127,555	0.0
41,671		Tata Steel Ltd.	234,848	0.0
6,854		Titan Cement Co. SA	161,807	0.0
5,734		Ultratech Cement Ltd	332,036	0.1
50,296		UPL Ltd.	510,477	0.1
180,700		Vale SA	993,471	0.2
6,847		Grupa Azoty SA	110,376	0.0
828,000		Zijin Mining Group Co., Ltd.	265,324	0.0
			36,560,576	6.1

		Real Estate: 0.7%
576,000		China Overseas Land & Investment Ltd.	1,980,286	0.3
402,444		China Resources Land Ltd.	1,134,653	0.2
294,019		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	298,031	0.1
293,753		Growthpoint Properties Ltd.	541,205	0.1
177,500		Shimao Property Holdings Ltd.	242,597	0.0
			4,196,772	0.7

		Telecommunication Services: 5.9%
144,800		Advanced Info Service PCL	671,037	0.1
464,000	@	Alibaba Health Information Technology Ltd.	261,731	0.0
8,234		America Movil SAB de CV ADR	94,197	0.0
4,413,300		America Movil SAB de CV	2,517,366	0.4
286,000	@	Asia Pacific Telecom Co. Ltd.	95,286	0.0
383,200		Axiata Group Bhd	483,712	0.1
145,838		Bharti Airtel Ltd.	689,121	0.1
83,480		Bharti Infratel Ltd.	459,346	0.1
340,000		China Communications Services Corp., Ltd.	213,409	0.0
887,000		China Mobile Ltd.	10,896,235	1.8
1,994,000		China Telecom Corp., Ltd.	1,017,268	0.2
862,000		China Unicom Hong Kong Ltd.	1,050,248	0.2
556,000		Chunghwa Telecom Co., Ltd.	1,960,868	0.3
515,000		Digi.Com BHD	620,167	0.1
251,671		Emirates Telecommunications Group Co. PJSC	1,369,676	0.2
20,359	@	Empresa Nacional de Telecomunicaciones SA	199,096	0.1
221,000		Far EasTone Telecommunications Co., Ltd.	522,539	0.1
4,895		Globe Telecom, Inc.	206,664	0.0
35,870		Hellenic Telecommunications Organization S.A.	314,790	0.1
176,463		Idea Cellular Ltd.	210,149	0.0
4,012		KT Corp.	116,412	0.0
28,672		LG Uplus Corp.	306,635	0.1
272,100		Maxis Bhd	405,836	0.1
15,962		MegaFon PJSC GDR	152,139	0.0
76,608		Mobile TeleSystems PJSC ADR	584,519	0.1
241,584		MTN Group Ltd.	2,071,062	0.4
11,082		Ooredoo QSC	292,162	0.1
387,796	@	Global Telecom Holding	182,981	0.0
14,190		PLDT, Inc.	501,902	0.1
150,394		Rostelecom OJSC	188,884	0.0
26,558		Sistema JSFC GDR	197,060	0.0
2,834		SK Telecom Co., Ltd.	581,085	0.1
239,000		Taiwan Mobile Co., Ltd.	859,327	0.1
9,041		Telefonica O2 Czech Republic A	87,841	0.0
167,700		Telekom Malaysia BHD	275,240	0.1
98,186		Orange Polska SA	153,991	0.0
7,317,300		Telekomunikasi Indonesia Persero Tbk PT	2,436,571	0.4
36,269		Telkom SA Ltd.	159,914	0.0
115,600		Tim Participacoes SA	282,589	0.1
302,100		Tower Bersama Infrastructure Tbk PT	141,376	0.0
1,444,190		True Corp. PCL	290,825	0.1
58,202		Turk Telekomunikasyon AS	109,984	0.0
126,496	@	Turkcell Iletisim Hizmet AS	409,010	0.1
53,461		Vodacom Group Pty Ltd.	600,667	0.1
49,513	@	Vodafone Qatar	148,023	0.0
606,275	@	XL Axiata Tbk PT	125,697	0.0
			35,514,637	5.9

		Utilities: 2.7%
189,100		Aboitiz Power Corp.	178,400	0.0
412,433		AES Gener SA	136,011	0.0
27,600		AES Tiete Energia SA	138,079	0.0
408,835		Aguas Andinas SA	262,624	0.1
630,000		Beijing Enterprises Water Group Ltd.	429,486	0.1
22,081		CEZ AS	394,472	0.1
1,474,000	#	CGN Power Co. Ltd.	439,134	0.1
240,000		China Gas Holdings Ltd.	381,855	0.1
472,000		China Longyuan Power Group Corp.	386,752	0.1
514,000		China Power International Development Ltd.	199,149	0.0
122,000		China Resources Gas Group Ltd.	419,016	0.1
280,000		China Resources Power Holdings Co.	486,762	0.1
49,100		Cia de Saneamento Basico do Estado de Sao Paulo	456,404	0.1
12,600		Cia Paranaense de Energia	131,108	0.0
1,245,726		Colbun SA	248,321	0.1
28,469		CPFL Energia S.A.	211,844	0.0

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
44,849	EDP - Energias do Brasil S.A.	$198,033	0.0
20,300	Electricity Generating PCL	116,629	0.0
33,200	@ Centrais Eletricas Brasileiras SA	245,211	0.0
479,157	Empresa Nacional de Electricidad S.A.	317,699	0.1
448,748	Endesa Americas SA	202,673	0.0
28,903	@ Enea SA	64,377	0.0
27,020	Energa SA	53,043	0.0
1,355,600	Energy Development Corp.	165,496	0.0
2,878,066	Enersis Americas SA	470,600	0.1
2,534,699	Enersis Chile SA	233,957	0.0
23,200	Engie Brasil Energia SA	276,361	0.1
27,300	Equatorial Energia SA	427,865	0.1
47,297	GAIL India Ltd.	266,780	0.0
81,600	Glow Energy PCL	188,439	0.0
386,000	Guangdong Investment Ltd.	616,615	0.1
238,000	Huadian Power International Co.	107,425	0.0
586,000	Huaneng Power International, Inc.	369,604	0.1
630,000	Huaneng Renewables Corp. Ltd.	221,496	0.0
62,862	Interconexion Electrica SA ESP	212,567	0.0
37,336	Korea Electric Power Corp.	1,828,949	0.3
3,781	Korea Gas Corp.	152,633	0.0
234,757	NTPC Ltd.	522,685	0.1
1,620,500	Perusahaan Gas Negara PT	358,016	0.1
98,700	Petronas Gas BHD	522,295	0.1
125,930	PGE Polska Grupa Energetyczna SA	334,560	0.1
3,760	Qatar Electricity & Water Co.	220,287	0.0
16,515,910	RusHydro JSC	203,952	0.0
151,097	Tata Power Co. Ltd.	171,439	0.0
168,264	@ Tauron Polska Energia SA	114,495	0.0
496,900	Tenaga Nasional BHD	1,718,213	0.3
13,700	Terna Participacoes SA	88,086	0.0
625,900	YTL Corp. Bhd	270,913	0.1
234,095	YTL Power International	90,570	0.0
		16,251,380	2.7

	Total Common Stock
	(Cost $572,410,062)	568,476,221	94.8

PREFERRED STOCK: 3.5%
	Consumer Discretionary: 0.2%
2,706	Hyundai Motor Co.	247,454	0.0
5,084	Hyundai Motor Co.- Series 2	488,694	0.1
84,460	Lojas Americanas SA	525,643	0.1
		1,261,791	0.2

	Consumer Staples: 0.0%
1,154	Amorepacific Corp.	222,903	0.0
231	LG Household & Health Care Ltd.	108,264	0.0
		331,167	0.0

	Energy: 0.6%
227	AK Transneft OAO	488,397	0.1
567,700	@ Petroleo Brasileiro SA	2,391,492	0.4
1,010,823	Surgutneftegas OAO	467,222	0.1
		3,347,111	0.6

	Financials: 1.7%
403,488	Banco Bradesco SA	3,714,598	0.6
14,106	Grupo de Inversiones Suramericana SA	182,480	0.0
425,773	Itau Unibanco Holding S.A.	4,680,407	0.8
564,169	Investimentos Itau SA	1,453,726	0.3
		10,031,211	1.7

	Information Technology: 0.5%
2,578	Samsung Electronics Co., Ltd. - Pref	3,028,638	0.5

	Materials: 0.3%
131,600	Gerdau SA	361,762	0.1
889	LG Chem Ltd.	133,363	0.0
282,500	Vale SA	1,343,811	0.2
		1,838,936	0.3

	Telecommunication Services: 0.1%
63,900	Telefonica Brasil SA	930,358	0.1

	Utilities: 0.1%
112,059	Cia Energetica de Minas Gerais	295,640	0.1
22,600	Cia Energetica de Sao Paulo	103,127	0.0
		398,767	0.1

	Total Preferred Stock
	(Cost $25,347,352)	21,167,979	3.5

RIGHTS: 0.0%
	Energy: –%
10,339	@ Banpu PCL	–	–

	Industrial: 0.0%
14,646	@ Samsung Heavy Industries Co. Ltd.	29,647	0.0

	Total Rights
	(Cost $4,148)	29,647	0.0

	Total Long-Term Investments
	(Cost $597,761,562)	589,673,847	98.3

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc: 0.8%
1,077,194	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $1,077,242, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,098,738, due 11/01/16-07/20/66)	$1,077,194	0.2
1,077,194	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,077,240, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,098,738, due 10/13/16-09/09/49)	1,077,194	0.2
226,714	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $226,723, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $231,248, due 03/01/26-09/01/46)	226,714	0.0
1,077,194	Nomura Securities, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,077,240, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,098,738, due 04/15/17-02/20/63)	1,077,194	0.2
1,077,200	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $1,077,253, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $1,098,796, due 04/15/18-09/09/49)	1,077,200	0.2
		4,535,496	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
5,503,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $5,503,000)	5,503,000	0.9

	Total Short-Term Investments
	(Cost $10,038,496)	10,038,496	1.7

	Total Investments in Securities (Cost $607,800,058)	$599,712,343	100.0
	Assets in Excess of Other Liabilities	53,473	0.0
	Net Assets	$599,765,816	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $629,244,206.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$64,359,394
Gross Unrealized Depreciation	(93,891,257)

Net Unrealized Depreciation	$(29,531,863)

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$12,389,520	$48,459,630	$–	$60,849,150
Consumer Staples	16,497,043	29,559,168	–	46,056,211
Energy	6,490,196	33,634,549	–	40,124,745
Financials	19,121,493	121,974,672	–	141,096,165
Health Care	1,662,277	13,103,803	–	14,766,080
Industrials	5,757,958	27,727,254	–	33,485,212
Information Technology	32,368,633	107,153,772	52,888	139,575,293
Materials	9,308,384	27,252,192	–	36,560,576
Real Estate	–	4,196,772	–	4,196,772
Telecommunication Services	4,765,816	30,748,821	–	35,514,637
Utilities	6,337,139	9,914,241	–	16,251,380
Total Common Stock	114,698,459	453,724,874	52,888	568,476,221
Preferred Stock	15,983,044	5,184,935	–	21,167,979
Rights	–	29,647	–	29,647
Short-Term Investments	5,503,000	4,535,496	–	10,038,496
Total Investments, at fair value	$136,184,503	$463,474,952	$52,888	$599,712,343
Liabilities Table
Other Financial Instruments+
Futures	$(78,015)	$–	$–	$(78,015)
Total Liabilities	$(78,015)	$–	$–	$(78,015)

(1)	For the period ended September 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2016, securities valued at $6,685,601 and $8,582,643 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, securities valued at $841,753 were transferrred from Level 3 to Level 2 due to observable inputs becoming available.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2016, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	234	12/16/16	$10,676,250	$(78,015)
			$10,676,250	$(78,015)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$78,015
Total Liability Derivatives		$78,015

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.7%
		Consumer Discretionary: 10.2%
34,097		Adidas AG	$5,930,334	1.4
56,307		Bayerische Motoren Werke AG	4,740,806	1.2
175,030		Daimler AG	12,344,521	3.0
184,561		Industria de Diseno Textil SA	6,843,168	1.7
47,740		LVMH Moet Hennessy Louis Vuitton SE	8,140,235	2.0
191,448		Vivendi SA	3,863,915	0.9
			41,862,979	10.2

		Consumer Staples: 12.6%
134,749		Anheuser-Busch InBev Worldwide, Inc.	17,720,641	4.3
107,353		Danone	7,971,305	1.9
225,016		Koninklijke Ahold Delhaize NV	5,124,983	1.3
42,882		L'Oreal S.A.	8,105,148	2.0
276,261		Unilever NV	12,728,306	3.1
			51,650,383	12.6

		Energy: 6.7%
446,116		ENI S.p.A.	6,428,696	1.6
439,590	L	Total S.A.	20,907,265	5.1
			27,335,961	6.7

		Financials: 19.6%
80,257		Allianz SE	11,927,071	2.9
365,365		AXA S.A.	7,768,496	1.9
2,534,926		Banco Santander SA	11,245,864	2.7
1,138,057		Banco Bilbao Vizcaya Argentaria S.A.	6,885,923	1.7
196,397		BNP Paribas	10,101,454	2.5
242,223	@	Deutsche Bank AG	3,156,968	0.8
680,962		ING Groep NV	8,406,938	2.1
2,525,056		Intesa Sanpaolo SpA - ISP	5,605,920	1.4
28,284		Muenchener Rueckversicherungs-Gesellschaft AG	5,282,517	1.3
141,837		Societe Generale	4,906,772	1.2
17,442		Unibail-Rodamco SE	4,702,961	1.1
			79,990,884	19.6

		Health Care: 10.0%
145,226		Bayer AG	14,585,163	3.6
38,302		Essilor International SA	4,940,812	1.2
70,542		Fresenius SE & Co. KGaA	5,635,034	1.4
206,089		Sanofi	15,693,951	3.8
			40,854,960	10.0

		Industrials: 13.7%
91,233		Cie de Saint-Gobain	3,947,674	1.0
168,403		Deutsche Post AG	5,272,472	1.3
100,523		Airbus Group SE	6,096,870	1.5
166,568		Koninklijke Philips NV	4,928,701	1.2
61,966		Safran S.A.	4,456,750	1.1
103,916		Schneider Electric SE	7,228,835	1.8
140,855		Siemens AG	16,516,787	4.0
98,530		Vinci S.A.	7,545,306	1.8
			55,993,395	13.7

		Information Technology: 7.1%
65,043		ASML Holding NV	7,128,159	1.7
1,024,817		Nokia OYJ - Finland	5,940,235	1.5
173,611		SAP SE	15,877,222	3.9
			28,945,616	7.1

		Materials: 6.3%
68,278	L	Air Liquide SA	7,321,933	1.8
161,300		BASF SE	13,811,432	3.3
145,717		CRH PLC - Dublin	4,838,704	1.2
			25,972,069	6.3

		Telecommunication Services: 5.6%
558,675		Deutsche Telekom AG	9,386,077	2.3
351,622		Orange SA	5,509,084	1.4
776,918	@	Telefonica S.A.	7,857,047	1.9
			22,752,208	5.6

		Utilities: 4.9%
351,408		E.ON AG	2,497,643	0.6
1,364,249		Enel S.p.A.	6,080,110	1.5
287,569	L	Engie SA	4,458,698	1.1
1,008,571		Iberdrola S.A.	6,857,717	1.7
			19,894,168	4.9

	Total Common Stock
	(Cost $388,659,304)		395,252,623	96.7

PREFERRED STOCK: 1.0%
		Consumer Discretionary: 1.0%
32,150		Volkswagen AG	4,235,218	1.0

	Total Preferred Stock
	(Cost $4,941,345)		4,235,218	1.0

RIGHTS: 0.0%
		Materials: 0.0%
4	@,L	Air Liquide SA	12	0.0

	Total Rights
	(Cost $–)		12	0.0

	Total Long-Term Investments
	(Cost $393,600,649)		399,487,853	97.7

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.9%
	Securities Lending Collateralcc: 7.9%
7,624,360	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $7,624,655, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $7,777,152, due 02/01/21-08/01/46)	$7,624,360	1.9
7,624,360	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $7,624,698, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $7,776,847, due 11/01/16-07/20/66)	7,624,360	1.8
7,624,360	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $7,624,686, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $7,776,847, due 10/13/16-09/09/49)	7,624,360	1.9
1,604,646	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $1,604,712, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $1,636,739, due 03/01/26-09/01/46)	1,604,646	0.4
7,624,400	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $7,624,776, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $7,777,253, due 04/15/18-09/09/49)	7,624,400	1.9
		32,102,126	7.9

	Total Short-Term Investments
	(Cost $32,102,126)	32,102,126	7.9

	Total Investments in Securities (Cost $425,702,775)	$431,589,979	105.6
	Liabilities in Excess of Other Assets	(22,883,633)	(5.6)
	Net Assets	$408,706,346	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $441,941,583.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$29,027,847
Gross Unrealized Depreciation	(39,379,451)

Net Unrealized Depreciation	$(10,351,604)

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$41,862,979	$–	$41,862,979
Consumer Staples	–	51,650,383	–	51,650,383
Energy	–	27,335,961	–	27,335,961
Financials	8,406,938	71,583,946	–	79,990,884
Health Care	–	40,854,960	–	40,854,960
Industrials	–	55,993,395	–	55,993,395
Information Technology	–	28,945,616	–	28,945,616
Materials	–	25,972,069	–	25,972,069
Telecommunication Services	–	22,752,208	–	22,752,208
Utilities	–	19,894,168	–	19,894,168
Total Common Stock	8,406,938	386,845,685	–	395,252,623
Preferred Stock	–	4,235,218	–	4,235,218
Rights	12	–	–	12
Short-Term Investments	–	32,102,126	–	32,102,126
Total Investments, at fair value	$8,406,950	$423,183,029	$–	$431,589,979
Other Financial Instruments+
Forward Foreign Currency Contracts	–	30,238	–	30,238
Futures	27,172	–	–	27,172
Total Assets	$8,434,122	$423,213,267	$–	$431,647,389
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,655)	$–	$(1,655)
Total Liabilities	$–	$(1,655)	$–	$(1,655)

(1)	For the period ended September 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2016, securities valued at $12,611,913 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2016, the following forward foreign currency contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Societe Generale	EU Euro	4,700,000	Buy	12/21/16	$5,291,100	$5,299,397	$8,297
Societe Generale	EU Euro	4,600,000	Buy	12/21/16	5,164,702	5,186,643	21,941
							$30,238

Brown Brothers Harriman	EU Euro	1,800,000	Sell	12/21/16	$2,027,902	$2,029,557	$(1,655)
							$(1,655)

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

At September 30, 2016, the following futures contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	258	12/16/16	$8,677,383	$27,172
			$8,677,383	$27,172

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$30,238
Equity contracts	Futures contracts	27,172
Total Asset Derivatives		$57,410

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,655
Total Liability Derivatives		$1,655

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:

	Brown Brothers Harriman	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$-	$30,238	$30,238
Total Assets	$-	$30,238	$30,238

Liabilities:
Forward foreign currency contracts	$1,655	$-	$1,655
Total Liabilities	$1,655	$-	$1,655

Net OTC derivative instruments by counterparty, at fair value	$(1,655)	$30,238	$28,583

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(1,655)	$30,238	$28,583

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 9.0%
128,536		Barratt Developments PLC	$822,887	0.3
135,353		Sky PLC	1,568,748	0.5
57,186		Burberry Group PLC	1,020,437	0.3
23,555		Carnival PLC	1,149,226	0.4
212,677		Compass Group PLC	4,118,819	1.4
128,421		Dixons Carphone PLC	613,394	0.2
221,201		GKN PLC	917,871	0.3
83,765		Informa PLC	772,803	0.2
25,428		InterContinental Hotels Group PLC	1,048,011	0.3
483,225		ITV PLC	1,172,164	0.4
291,128		Kingfisher PLC	1,420,424	0.5
209,257		Marks & Spencer Group PLC	897,733	0.3
91,598	#	Merlin Entertainments PLC	521,439	0.2
18,255		Next PLC	1,129,961	0.4
10,575		Paddy Power Betfair PLC	1,191,248	0.4
106,054		Pearson PLC	1,036,742	0.3
39,481		Persimmon PLC	928,295	0.3
421,411		Taylor Wimpey PLC	840,533	0.3
60,832		TUI AG	864,413	0.3
23,553		Whitbread PLC	1,195,363	0.4
167,288		WPP PLC	3,932,188	1.3
			27,162,699	9.0

		Consumer Staples: 19.6%
44,982		Associated British Foods PLC	1,515,651	0.5
240,605		British American Tobacco PLC	15,344,756	5.1
25,212		Coca-Cola HBC AG	585,711	0.2
325,114		Diageo PLC	9,312,376	3.1
124,358		Imperial Brands PLC	6,400,750	2.1
215,871	L	J Sainsbury PLC	687,559	0.2
81,163		Reckitt Benckiser Group PLC	7,641,041	2.5
123,407		SABMiller PLC	7,188,354	2.4
1,048,509	@	Tesco PLC	2,483,331	0.8
155,728		Unilever PLC	7,369,024	2.4
279,378		WM Morrison Supermarkets PLC	788,861	0.3
			59,317,414	19.6

		Energy: 13.4%
2,424,600		BP PLC	14,132,280	4.7
558,384		Royal Dutch Shell PLC - Class A	13,891,351	4.6
483,465		Royal Dutch Shell PLC - Class B	12,534,098	4.1
			40,557,729	13.4

		Financials: 19.0%
124,381		3i Group PLC	1,048,702	0.3
25,842		Admiral Group PLC	685,870	0.2
522,187		Aviva PLC	2,979,623	1.0
2,183,390		Barclays PLC	4,733,611	1.6
132,210		British Land Co. PLC	1,082,917	0.4
121,004		Capital Shopping Centres Group PLC	463,916	0.1
177,484		Direct Line Insurance Group PLC	838,383	0.3
101,234		Hammerson PLC	770,463	0.3
31,225		Hargreaves Lansdown PLC	514,156	0.2
2,557,384		HSBC Holdings PLC	19,223,157	6.4
766,449		Legal & General Group PLC	2,172,123	0.7
8,261,898		Lloyds Banking Group Plc	5,837,129	1.9
40,695		London Stock Exchange Group PLC	1,474,674	0.5
630,837		Old Mutual PLC	1,653,560	0.5
19,059		Provident Financial PLC	748,353	0.2
332,908		Prudential PLC	5,901,314	2.0
422,820	@	Royal Bank of Scotland Group PLC	978,852	0.3
131,094		RSA Insurance Group PLC	925,859	0.3
14,588		Schroders PLC	509,429	0.2
66,900		St. James's Place PLC	821,198	0.3
346,470	@	Standard Chartered PLC	2,819,474	0.9
255,000		Standard Life PLC	1,135,984	0.4
			57,318,747	19.0

		Health Care: 11.4%
50,437		Al Noor Hospitals Group Plc	604,816	0.2
162,892		AstraZeneca PLC	10,547,503	3.5
627,550		GlaxoSmithKline PLC	13,365,827	4.4
17,922		Hikma Pharmaceuticals PLC	468,151	0.2
116,198		Shire PLC	7,513,691	2.5
115,741		Smith & Nephew PLC	1,866,705	0.6
			34,366,693	11.4

		Industrials: 7.1%
64,969		Ashtead Group PLC	1,067,716	0.4
64,824		Babcock International Group	867,859	0.3
408,261		BAE Systems PLC	2,773,412	0.9
43,311		Bunzl PLC	1,277,167	0.4
85,436		Capita Group PLC	740,103	0.2
11,388		DCC PLC	1,034,669	0.3
32,069		easyJet PLC	418,146	0.1
123,890		Experian PLC	2,475,057	0.8
218,967		International Consolidated Airlines Group SA	1,131,269	0.4
20,749		Intertek Group PLC	936,685	0.3
141,509		Relx PLC	2,683,489	0.9
213,592		Rolls-Royce Holdings PLC	1,992,738	0.7
117,463		Royal Mail PLC	745,372	0.3
50,604		Smiths Group PLC	960,580	0.3
32,254		Travis Perkins PLC	643,325	0.2
32,557		Wolseley PLC	1,831,078	0.6
			21,578,665	7.1

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: 1.0%
28,632		Micro Focus International PLC	$814,988	0.3
139,022		Sage Group PLC	1,328,299	0.4
216,854	#	Worldpay Group PLC	831,464	0.3
			2,974,751	1.0

		Materials: 7.8%
168,665	@	Anglo American PLC	2,103,376	0.7
45,812		Antofagasta PLC	310,325	0.1
272,625		BHP Billiton PLC	4,099,867	1.4
107,055		CRH PLC - London	3,543,942	1.2
21,878		Fresnillo PLC	513,345	0.2
1,505,030	@	Glencore PLC	4,121,013	1.4
24,982		Johnson Matthey PLC	1,065,583	0.3
47,404		Mondi PLC	995,953	0.3
33,561		Polymetal International PLC	421,355	0.1
11,984		Randgold Resources Ltd.	1,201,079	0.4
156,079		Rio Tinto PLC	5,187,448	1.7
			23,563,286	7.8

		Real Estate: 0.5%
101,546		Land Securities Group PLC	1,391,552	0.5

		Telecommunication Services: 5.1%
1,080,146		BT Group PLC	5,434,531	1.8
3,429,165		Vodafone Group PLC	9,834,537	3.3
			15,269,068	5.1

		Utilities: 4.5%
700,325		Centrica PLC	2,070,684	0.7
486,891		National Grid PLC	6,876,241	2.3
129,877		SSE PLC	2,637,231	0.8
30,361		Severn Trent PLC	985,145	0.3
88,006		United Utilities Group PLC	1,143,081	0.4
			13,712,382	4.5

	Total Common Stock
	(Cost $297,034,108)		297,212,986	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Securities Lending Collateralcc: 0.2%
24,608	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $24,609, collateralized by various U.S. Government and U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $25,101, due 02/01/21-08/01/46)	24,608	0.0
439,000	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $439,022, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $447,801, due 04/15/18-09/09/49)	439,000	0.2
		463,608	0.2

	Total Short-Term Investments
	(Cost $463,608)	463,608	0.2

	Total Investments in Securities (Cost $297,497,716)	$297,676,594	98.6
	Assets in Excess of Other Liabilities	4,294,970	1.4
	Net Assets	$301,971,564	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $304,868,520.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$42,483,566
Gross Unrealized Depreciation	(49,675,492)

Net Unrealized Depreciation	$(7,191,926)

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$27,162,699	$–	$27,162,699
Consumer Staples	–	59,317,414	–	59,317,414
Energy	–	40,557,729	–	40,557,729
Financials	–	57,318,747	–	57,318,747
Health Care	–	34,366,693	–	34,366,693
Industrials	–	21,578,665	–	21,578,665
Information Technology	–	2,974,751	–	2,974,751
Materials	–	23,563,286	–	23,563,286
Real Estate	–	1,391,552	–	1,391,552
Telecommunication Services	–	15,269,068	–	15,269,068
Utilities	–	13,712,382	–	13,712,382
Total Common Stock	–	297,212,986	–	297,212,986
Short-Term Investments	–	463,608	–	463,608
Total Investments, at fair value	$–	$297,676,594	$–	$297,676,594
Other Financial Instruments+
Forward Foreign Currency Contracts	–	3,538	–	3,538
Futures	163,251	–	–	163,251
Total Assets	$163,251	$297,680,132	$–	$297,843,383
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(28,755)	$–	$(28,755)
Total Liabilities	$–	$(28,755)	$–	$(28,755)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2016, the following forward foreign currency contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Societe Generale	British Pound	400,000	Buy	12/21/16	$523,454	$519,329	$(4,125)
Societe Generale	British Pound	3,000,000	Buy	12/21/16	3,919,602	3,894,972	(24,630)
							$(28,755)

Bank of America	British Pound	200,000	Sell	12/21/16	$262,002	$259,664	$2,338
Goldman Sachs & Co.	British Pound	500,000	Sell	12/21/16	650,362	649,162	1,200
							$3,538

At September 30, 2016, the following futures contracts were outstanding for Voya FTSE 100 Index® Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	55	12/16/16	$4,888,564	$163,251
			$4,888,564	$163,251

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$3,538
Equity contracts	Futures contracts	163,251
Total Asset Derivatives		$166,789

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$28,755
Total Liability Derivatives		$28,755

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:

	Bank of America	Goldman Sachs & Co.	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$2,338	$1,200	$-	$3,538
Total Assets	$2,338	$1,200	$-	$3,538

Liabilities:
Forward foreign currency contracts	$-	$-	$28,755	$28,755
Total Liabilities	$-	$-	$28,755	$28,755

Net OTC derivative instruments by counterparty, at fair value	$2,338	$1,200	$(28,755)	$(25,217)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$2,338	$1,200	$(28,755)	$(25,217)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.9%
		Consumer Discretionary: 11.3%
23,667	@	Amazon.com, Inc.	$19,816,616	2.7
420,993		Coach, Inc.	15,391,504	2.1
112,075		Hasbro, Inc.	8,890,910	1.2
33,529		LVMH Moet Hennessy Louis Vuitton SE	5,717,091	0.8
101,322		McDonald's Corp.	11,688,506	1.6
1,069,046		Panasonic Corp.	10,692,126	1.5
126,750		Renault S.A.	10,427,676	1.4
			82,624,429	11.3

		Consumer Staples: 11.4%
283,601		Coca-Cola Co.	12,001,994	1.6
316,372		Diageo PLC	9,061,976	1.3
320,027		Japan Tobacco, Inc.	13,100,378	1.8
86,431		Kimberly-Clark Corp.	10,902,407	1.5
130,088		Kraft Heinz Co.	11,644,177	1.6
175,764		Nestle S.A.	13,879,042	1.9
127,355		Philip Morris International, Inc.	12,381,453	1.7
			82,971,427	11.4

		Energy: 6.7%
120,020		Baker Hughes, Inc.	6,057,409	0.8
178,147		Canadian Natural Resources Ltd.	5,707,830	0.8
775,895		ENI S.p.A.	11,180,933	1.5
93,696		Occidental Petroleum Corp.	6,832,312	1.0
232,740		Royal Dutch Shell PLC - Class A ADR	11,653,292	1.6
139,103		Valero Energy Corp.	7,372,459	1.0
			48,804,235	6.7

		Financials: 13.4%
1,213,809		AIA Group Ltd.	8,162,555	1.1
377,620		BB&T Corp.	14,243,826	2.0
367,869		Danske Bank A/S	10,762,347	1.5
107,348	@	Deutsche Boerse AG	8,713,303	1.2
173,708		Hartford Financial Services Group, Inc.	7,438,177	1.0
2,977		Japan Retail Fund Investment Corp.	7,342,382	1.0
296,489		JPMorgan Chase & Co.	19,743,203	2.7
763,997		QBE Insurance Group Ltd.	5,466,794	0.8
128,701		T. Rowe Price Group, Inc.	8,558,616	1.2
359,255		Yes Bank Ltd.	6,788,432	0.9
			97,219,635	13.4

		Health Care: 11.9%
165,333		AstraZeneca PLC	10,705,561	1.5
135,780		Gilead Sciences, Inc.	10,742,914	1.5
141,108		Medtronic PLC	12,191,731	1.7
143,535		Merck & Co., Inc.	8,958,019	1.2
149,260		Novartis AG	11,779,648	1.6
50,253		Roche Holding AG	12,487,801	1.7
43,900		Shire PLC ADR	8,510,454	1.2
78,717		UnitedHealth Group, Inc.	11,020,380	1.5
			86,396,508	11.9

		Industrials: 10.3%
173,615		Deere & Co.	14,818,040	2.0
55,395		General Dynamics Corp.	8,595,088	1.2
519,125		LIXIL Group Corp.	11,121,524	1.5
325,453		Koninklijke Philips NV	9,630,065	1.3
565,515		Mitsubishi Corp.	12,891,520	1.8
89,267		Siemens AG	10,467,530	1.5
638,798		Volvo AB - B Shares	7,293,714	1.0
			74,817,481	10.3

		Information Technology: 15.6%
221,981		Apple, Inc.	25,094,952	3.4
704,157		Cisco Systems, Inc.	22,335,860	3.1
299,407		Intel Corp.	11,302,614	1.6
389,336		Microsoft Corp.	22,425,754	3.1
298,327		Qualcomm, Inc.	20,435,399	2.8
387,773		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,861,976	1.6
			113,456,555	15.6

		Materials: 4.5%
98,200		BASF SE	8,408,447	1.2
264,647		Dow Chemical Co.	13,716,654	1.9
214,857		Nucor Corp.	10,624,679	1.4
			32,749,780	4.5

		Real Estate: 2.6%
98,689		Crown Castle International Corp.	9,297,491	1.3
46,230		Simon Property Group, Inc.	9,570,072	1.3
			18,867,563	2.6

		Telecommunication Services: 3.5%
1,047,469		China Mobile Ltd.	12,867,496	1.8
803,900		Orange SA	12,595,209	1.7
			25,462,705	3.5

		Utilities: 2.7%
1,211,451		Enel S.p.A.	5,399,128	0.7
274,609		Gas Natural SDG S.A.	5,645,460	0.8
147,646		PG&E Corp.	9,031,506	1.2
			20,076,094	2.7

	Total Common Stock
	(Cost $654,135,655)		683,446,412	93.9

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
	Mutual Funds: 5.7%
41,223,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $41,223,000)	$41,223,000	5.7

	Total Short-Term Investments
	(Cost $41,223,000)	41,223,000	5.7

	Total Investments in Securities (Cost $695,358,655)	$724,669,412	99.6
	Assets in Excess of Other Liabilities	3,021,341	0.4
	Net Assets	$727,690,753	100.0

††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $698,606,019.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$48,528,979
Gross Unrealized Depreciation	(22,465,278)

Net Unrealized Appreciation	$26,063,701

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$55,787,536	$26,836,893	$–	$82,624,429
Consumer Staples	46,930,031	36,041,396	–	82,971,427
Energy	37,623,302	11,180,933	–	48,804,235
Financials	49,983,822	47,235,813	–	97,219,635
Health Care	51,423,498	34,973,010	–	86,396,508
Industrials	23,413,128	51,404,353	–	74,817,481
Information Technology	113,456,555	–	–	113,456,555
Materials	24,341,333	8,408,447	–	32,749,780
Real Estate	18,867,563	–	–	18,867,563
Telecommunication Services	–	25,462,705	–	25,462,705
Utilities	9,031,506	11,044,588	–	20,076,094
Total Common Stock	430,858,274	252,588,138	–	683,446,412
Short-Term Investments	41,223,000	–	–	41,223,000
Total Investments, at fair value	$472,081,274	$252,588,138	$–	$724,669,412
Liabilities Table
Other Financial Instruments+
Futures	$(327,102)	$–	$–	$(327,102)
Total Liabilities	$(327,102)	$–	$–	$(327,102)

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2016, the following futures contracts were outstanding for Voya Global Equity Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	567	12/16/16	$25,869,375	$(327,102)
			$25,869,375	$(327,102)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$327,102
Total Liability Derivatives		$327,102

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.5%
	Consumer Discretionary: 2.7%
698,000	Belle International Holdings Ltd.	$483,280	0.5
244,000	Galaxy Entertainment Group Ltd.	927,868	0.9
609,028	Li & Fung Ltd.	313,813	0.3
250,800	Sands China Ltd.	1,099,289	1.0
		2,824,250	2.7

	Consumer Staples: 1.5%
282,000	China Mengniu Diary Co., Ltd.	527,805	0.5
75,500	Hengan International Group Co., Ltd.	630,065	0.6
723,000	Want Want China Holdings Ltd.	449,949	0.4
		1,607,819	1.5

	Energy: 6.4%
2,646,438	China Petroleum & Chemical Corp.	1,953,760	1.9
354,841	China Shenhua Energy Co., Ltd.	701,336	0.7
1,850,714	CNOOC Ltd.	2,334,701	2.2
336,000	Kunlun Energy Co. Ltd.	259,735	0.2
2,184,604	PetroChina Co., Ltd.	1,448,083	1.4
		6,697,615	6.4

	Financials: 51.6%
1,249,400	AIA Group Ltd.	8,401,896	8.0
8,248,746	Bank of China Ltd.	3,809,303	3.6
912,451	Bank of Communications Co., Ltd.	701,811	0.7
138,184	Bank of East Asia Ltd.	563,981	0.5
385,129	BOC Hong Kong Holdings Ltd.	1,310,363	1.3
279,536	Cheung Kong Property Holdings Ltd.	2,056,226	2.0
9,981,107	China Construction Bank	7,496,194	7.2
770,911	China Life Insurance Co., Ltd.	2,019,914	1.9
207,706	Hang Lung Properties Ltd.	471,148	0.5
79,443	Hang Seng Bank Ltd.	1,426,104	1.4
114,189	Henderson Land Development Co., Ltd.	681,339	0.7
120,041	Hong Kong Exchanges and Clearing Ltd.	3,176,927	3.0
1,376,828	HSBC Holdings PLC	10,302,433	9.8
7,654,340	Industrial & Commercial Bank of China	4,857,986	4.6
580,100	New World Development Ltd.	760,681	0.7
541,932	Ping An Insurance Group Co. of China Ltd.	2,840,910	2.7
317,265	Sino Land Co.	565,470	0.5
135,555	Sun Hung Kai Properties Ltd.	2,060,810	2.0
51,591	Swire Pacific Ltd.	558,743	0.5
		54,062,239	51.6

	Industrials: 5.6%
123,818	Cathay Pacific Airways Ltd.	173,090	0.2
134,175	China Merchants Holdings International Co., Ltd.	359,923	0.4
604,811	Citic Pacific Ltd.	869,777	0.8
280,536	CK Hutchison Holdings Ltd.	3,585,880	3.4
153,143	MTR Corp.	846,272	0.8
		5,834,942	5.6

	Information Technology: 11.3%
77,000	AAC Technologies Holdings, Inc.	778,010	0.8
752,000	Lenovo Group Ltd.	501,920	0.5
377,975	Tencent Holdings Ltd.	10,508,474	10.0
		11,788,404	11.3

	Real Estate: 4.6%
410,991	China Overseas Land & Investment Ltd.	1,412,985	1.3
288,444	China Resources Land Ltd.	813,241	0.8
232,000	Link REIT	1,712,646	1.6
125,637	Wharf Holdings Ltd.	921,745	0.9
		4,860,617	4.6

	Telecommunication Services: 8.2%
637,101	China Mobile Ltd.	7,826,384	7.5
625,110	China Unicom Hong Kong Ltd.	761,625	0.7
		8,588,009	8.2

	Utilities: 5.6%
69,000	Cheung Kong Infrastructure Holdings Ltd.	595,120	0.6
201,654	China Resources Power Holdings Co.	350,563	0.3
196,931	CLP Holdings Ltd.	2,039,626	2.0
794,517	Hong Kong & China Gas	1,508,628	1.4
143,822	Power Assets Holdings Ltd.	1,407,395	1.3
		5,901,332	5.6

	Total Common Stock
	(Cost $81,458,248)	102,165,227	97.5

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
838,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $838,000)	$838,000	0.8

	Total Short-Term Investments
	(Cost $838,000)	838,000	0.8

	Total Investments in Securities (Cost $82,296,248)	$103,003,227	98.3
	Assets in Excess of Other Liabilities	1,815,267	1.7
	Net Assets	$104,818,494	100.0

††	Rate shown is the 7-day yield as of September 30, 2016.

Cost for federal income tax purposes is $86,872,485.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$21,991,010
Gross Unrealized Depreciation	(5,860,268)

Net Unrealized Appreciation	$16,130,742

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$2,824,250	$–	$2,824,250
Consumer Staples	–	1,607,819	–	1,607,819
Energy	–	6,697,615	–	6,697,615
Financials	–	54,062,239	–	54,062,239
Industrials	–	5,834,942	–	5,834,942
Information Technology	–	11,788,404	–	11,788,404
Real Estate	–	4,860,617	–	4,860,617
Telecommunication Services	–	8,588,009	–	8,588,009
Utilities	–	5,901,332	–	5,901,332
Total Common Stock	–	102,165,227	–	102,165,227
Short-Term Investments	838,000	–	–	838,000
Total Investments, at fair value	$838,000	$102,165,227	$–	$103,003,227
Other Financial Instruments+
Forward Foreign Currency Contracts	–	304	–	304
Total Assets	$838,000	$102,165,531	$–	$103,003,531
Liabilities Table
Other Financial Instruments+
Futures	$(21,940)	$–	$–	$(21,940)
Total Liabilities	$(21,940)	$–	$–	$(21,940)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2016, the following forward foreign currency contracts were outstanding for Voya Hang Seng Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase & Co.	Hong Kong Sar Dollar	13,000,000	Buy	12/21/16	$1,677,086	$1,677,385	$299
							$299

Morgan Stanley	Hong Kong Sar Dollar	3,000,000	Sell	12/21/16	$387,093	$387,088	$5
							$5

At September 30, 2016, the following futures contracts were outstanding for Voya Hang Seng Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	17	10/28/16	$2,554,800	$(21,940)
			$2,554,800	$(21,940)

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$304
Total Asset Derivatives		$304

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$21,940
Total Liability Derivatives		$21,940

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:

	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$299	$5	$304
Total Assets	$299	$5	$304

Net OTC derivative instruments by counterparty, at fair value	$299	$5	$304

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$299	$5	$304

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 12.2%
22,410	@	Amazon.com, Inc.	$18,764,117	2.5
82,262		Best Buy Co., Inc.	3,140,763	0.4
18,312	@	Burlington Stores, Inc.	1,483,638	0.2
141,024		Coach, Inc.	5,155,837	0.7
176,646		Comcast Corp. – Class A	11,718,696	1.5
86,805		Foot Locker, Inc.	5,878,435	0.8
61,036		Hasbro, Inc.	4,841,986	0.6
92,786		Home Depot, Inc.	11,939,703	1.6
123,958		Interpublic Group of Cos., Inc.	2,770,461	0.4
31,423		Marriott International, Inc.	2,115,711	0.3
81,809		McDonald's Corp.	9,437,486	1.2
78,936	@	Michael Kors Holdings Ltd.	3,693,415	0.5
72,394	L	Nordstrom, Inc.	3,755,801	0.5
4,396	@	O'Reilly Automotive, Inc.	1,231,364	0.2
68,771		Ross Stores, Inc.	4,421,975	0.6
21,370		Walt Disney Co.	1,984,418	0.2
			92,333,806	12.2

		Consumer Staples: 11.0%
22,342		Altria Group, Inc.	1,412,685	0.2
65,495		Campbell Soup Co.	3,582,576	0.5
124,186		Church & Dwight Co., Inc.	5,950,993	0.8
69,762		Coca-Cola Co.	2,952,328	0.4
12,136		CVS Health Corp.	1,079,983	0.1
45,419		Dr Pepper Snapple Group, Inc.	4,147,209	0.5
108,716		Hormel Foods Corp.	4,123,598	0.5
29,929		JM Smucker Co.	4,056,577	0.5
31,173		Kimberly-Clark Corp.	3,932,162	0.5
35,464		Mead Johnson Nutrition Co.	2,802,011	0.4
41,109	@	Monster Beverage Corp.	6,035,212	0.8
110,372		PepsiCo, Inc.	12,005,162	1.6
116,305		Philip Morris International, Inc.	11,307,172	1.5
66,184		Procter & Gamble Co.	5,940,014	0.8
57,599		Tyson Foods, Inc.	4,300,917	0.6
133,749		Wal-Mart Stores, Inc.	9,645,978	1.3
			83,274,577	11.0

		Energy: 7.6%
115,287		Anadarko Petroleum Corp.	7,304,584	1.0
122,094		Canadian Natural Resources Ltd.	3,911,892	0.5
130,245		Chevron Corp.	13,404,815	1.8
127,747	L	Diamond Offshore Drilling	2,249,625	0.3
124,789		ENI SpA ADR	3,602,658	0.5
123,831		Exxon Mobil Corp.	10,807,970	1.4
31,410		Hess Corp.	1,684,204	0.2
25,320		Occidental Petroleum Corp.	1,846,334	0.2
74,105		Range Resources Corp.	2,871,569	0.4
69,430		Royal Dutch Shell PLC - Class A ADR	3,476,360	0.4
14,620		Schlumberger Ltd.	1,149,717	0.1
109,469		Valero Energy Corp.	5,801,857	0.8
			58,111,585	7.6

		Financials: 10.8%
21,837	@	Affiliated Managers Group, Inc.	3,159,814	0.4
39,460		Arthur J. Gallagher & Co.	2,007,330	0.3
185,723		Bank of America Corp.	2,906,565	0.4
48,892	@	Berkshire Hathaway, Inc. – Class B	7,063,427	0.9
120,282		Citigroup, Inc.	5,680,919	0.7
111,744		Discover Financial Services	6,319,123	0.8
226,416		JPMorgan Chase & Co.	15,077,042	2.0
319,397		Keycorp	3,887,062	0.5
101,865		Lazard Ltd.	3,703,811	0.5
32,532		Lincoln National Corp.	1,528,353	0.2
269,745		Navient Corp.	3,903,210	0.5
86,934		Prudential Financial, Inc.	7,098,161	0.9
40,950		Synchrony Financial	1,146,600	0.2
88,211		T. Rowe Price Group, Inc.	5,866,032	0.8
109,357		Unum Group	3,861,396	0.5
199,251		Wells Fargo & Co.	8,822,834	1.2
			82,031,679	10.8

		Health Care: 14.1%
123,580		AbbVie, Inc.	7,794,191	1.0
4,550	@	Allergan plc	1,047,910	0.1
43,346		AmerisourceBergen Corp.	3,501,490	0.5
61,792		Amgen, Inc.	10,307,524	1.4
12,110		Anthem, Inc.	1,517,504	0.2
14,347	@	Biogen, Inc.	4,491,041	0.6
159,450	@	Boston Scientific Corp.	3,794,910	0.5
19,887		Bristol-Myers Squibb Co.	1,072,307	0.1
86,727	@	Centene Corp.	5,807,240	0.8
53,357	@	Edwards Lifesciences Corp.	6,432,720	0.8
122,144		Gilead Sciences, Inc.	9,664,033	1.3
9,520	@	Intuitive Surgical, Inc.	6,900,382	0.9
81,044		Johnson & Johnson	9,573,728	1.3
13,976		Medtronic PLC	1,207,526	0.2
197,411		Merck & Co., Inc.	12,320,420	1.6
228,017		Pfizer, Inc.	7,722,936	1.0
68,270		Teva Pharmaceutical Industries Ltd. ADR	3,141,103	0.4
77,115		UnitedHealth Group, Inc.	10,796,100	1.4
			107,093,065	14.1

		Industrials: 9.9%
4,761		3M Co.	839,031	0.1
42,514		Alaska Air Group, Inc.	2,799,972	0.4
66,815		Boeing Co.	8,802,208	1.1
45,695		Cummins, Inc.	5,855,814	0.8
151,755		Delta Air Lines, Inc.	5,973,077	0.8
14,931		Equifax, Inc.	2,009,414	0.3

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
235,149		General Electric Co.	$6,965,114	0.9
32,297		Honeywell International, Inc.	3,765,507	0.5
64,948		Ingersoll-Rand PLC - Class A	4,412,567	0.6
18,786		Lincoln Electric Holdings, Inc.	1,176,379	0.1
18,033		Lockheed Martin Corp.	4,322,871	0.6
169,655		Masco Corp.	5,820,863	0.8
26,939		MSC Industrial Direct Co.	1,977,592	0.3
31,604		Northrop Grumman Corp.	6,761,676	0.9
57,721	@	Quanta Services, Inc.	1,615,611	0.2
21,810		Southwest Airlines Co.	848,191	0.1
50,392		Stanley Black & Decker, Inc.	6,197,208	0.8
73,650		Waste Management, Inc.	4,695,924	0.6
			74,839,019	9.9

		Information Technology: 20.1%
6,830	@	Alphabet, Inc. - Class A	5,491,730	0.7
11,829	@	Alphabet, Inc. - Class C	9,194,563	1.2
254,910		Apple, Inc.	28,817,576	3.8
227,713		Applied Materials, Inc.	6,865,547	0.9
374,711		Cisco Systems, Inc.	11,885,833	1.6
46,607		CSRA, Inc.	1,253,728	0.2
15,962	@	Electronic Arts, Inc.	1,363,155	0.2
20,822	@	F5 Networks, Inc.	2,595,254	0.3
133,138	@	Facebook, Inc.	17,077,611	2.2
12,237		International Business Machines Corp.	1,943,847	0.2
257,783		Intel Corp.	9,731,308	1.3
39,478		Intuit, Inc.	4,342,975	0.6
45,898		Lam Research Corp.	4,347,000	0.6
10,960		Mastercard, Inc.	1,115,399	0.1
369,997		Microsoft Corp.	21,311,827	2.8
55,162		NetApp, Inc.	1,975,903	0.3
70,249		Oracle Corp.	2,759,381	0.4
144,182		Qualcomm, Inc.	9,876,467	1.3
120,993		Texas Instruments, Inc.	8,491,289	1.1
31,327		Visa, Inc. - Class A	2,590,743	0.3
			153,031,136	20.1

		Materials: 3.8%
68,339	@	Crown Holdings, Inc.	3,901,474	0.5
145,556		Dow Chemical Co.	7,544,167	1.0
65,839		Eastman Chemical Co.	4,455,984	0.6
34,635		International Paper Co.	1,661,787	0.2
55,032		LyondellBasell Industries NV - Class A	4,438,881	0.6
133,031		Nucor Corp.	6,578,383	0.9
			28,580,676	3.8

		Real Estate: 2.3%
14,424		Equity Lifestyle Properties, Inc.	1,113,244	0.1
107,058		Gaming and Leisure Properties, Inc.	3,581,090	0.5
46,623		General Growth Properties, Inc.	1,286,795	0.2
247,586		Host Hotels & Resorts, Inc.	3,854,914	0.5
38,610		Simon Property Group, Inc.	7,992,656	1.0
			17,828,699	2.3

		Telecommunication Services: 2.9%
376,647		AT&T, Inc.	15,295,635	2.0
134,500		Verizon Communications, Inc.	6,991,310	0.9
			22,286,945	2.9

		Utilities: 4.0%
23,113		Ameren Corp.	1,136,698	0.2
173,897		Centerpoint Energy, Inc.	4,039,627	0.5
62,516		Edison International	4,516,781	0.6
201,620		Exelon Corp.	6,711,930	0.9
28,216		FirstEnergy Corp.	933,385	0.1
61,232		NextEra Energy, Inc.	7,489,898	1.0
90,413		PG&E Corp.	5,530,563	0.7
			30,358,882	4.0

	Total Common Stock
	(Cost $671,434,292)		749,770,069	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Securities Lending Collateralcc: 0.8%
1,443,249	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $1,443,313, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,472,114, due 11/01/16-07/20/66)	1,443,249	0.2
1,443,249	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,443,311, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,472,114, due 10/13/16-09/09/49)	1,443,249	0.2

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
303,812	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $303,824, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $309,888, due 03/01/26-09/01/46)	$303,812	0.0
1,443,249	Nomura Securities, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $1,443,311, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,472,114, due 04/15/17-02/20/63)	1,443,249	0.2
1,443,200	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $1,443,271, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $1,472,133, due 04/15/18-09/09/49)	1,443,200	0.2
		6,076,759	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
8,641,715	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $8,641,715)	8,641,715	1.1

	Total Short-Term Investments
	(Cost $14,718,474)	14,718,474	1.9

	Total Investments in Securities (Cost $686,152,766)	$764,488,543	100.6
	Liabilities in Excess of Other Assets	(4,507,112)	(0.6)
	Net Assets	$759,981,431	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $687,300,982.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$91,235,297
Gross Unrealized Depreciation	(14,047,736)

Net Unrealized Appreciation	$77,187,561

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$749,770,069	$–	$–	$749,770,069
Short-Term Investments	8,641,715	6,076,759	–	14,718,474
Total Investments, at fair value	$758,411,784	$6,076,759	$–	$764,488,543
Liabilities Table
Other Financial Instruments+
Futures	$(41,567)	$–	$–	$(41,567)
Total Liabilities	$(41,567)	$–	$–	$(41,567)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2016, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	47	12/16/16	$5,076,940	$(41,567)
			$5,076,940	$(41,567)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$41,567
Total Liability Derivatives		$41,567

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 12.5%
163,039		Abercrombie & Fitch Co.	$2,590,690	0.4
257,055		American Eagle Outfitters, Inc.	4,591,002	0.7
94,826		Big Lots, Inc.	4,527,942	0.7
116,028		Brunswick Corp.	5,659,846	0.9
63,926		CalAtlantic Group, Inc.	2,137,686	0.3
85,347		Cheesecake Factory	4,272,471	0.7
21,695		Churchill Downs, Inc.	3,175,063	0.5
38,291		Cinemark Holdings, Inc.	1,465,780	0.2
17,653		Cracker Barrel Old Country Store, Inc.	2,334,080	0.4
218,522		Dana, Inc.	3,406,758	0.5
34,301		Dick's Sporting Goods, Inc.	1,945,553	0.3
37,287		Domino's Pizza, Inc.	5,662,031	0.9
59,824		Foot Locker, Inc.	4,051,281	0.6
58,138	L	GameStop Corp.	1,604,027	0.2
269,848		Gentex Corp.	4,738,531	0.7
31,883		Hasbro, Inc.	2,529,278	0.4
34,812	@	Helen of Troy Ltd.	2,999,750	0.5
12,838		International Speedway Corp.	429,046	0.1
35,716		Jack in the Box, Inc.	3,426,593	0.5
99,949		KB Home	1,611,178	0.3
100,896	@	LKQ Corp.	3,577,772	0.6
142,353		New York Times Co.	1,701,118	0.3
54,864		Pool Corp.	5,185,745	0.8
28,232		Thor Industries, Inc.	2,391,250	0.4
23,993		Vail Resorts, Inc.	3,764,022	0.6
			79,778,493	12.5

		Consumer Staples: 4.3%
112,127	@	Blue Buffalo Pet Products, Inc.	2,664,138	0.4
32,401		Casey's General Stores, Inc.	3,892,980	0.6
72,609		Church & Dwight Co., Inc.	3,479,423	0.5
196,818		Dean Foods Co.	3,227,815	0.5
31,854		Ingredion, Inc.	4,238,493	0.7
43,213		Pinnacle Foods, Inc.	2,167,996	0.3
14,736	@,L	Post Holdings, Inc.	1,137,177	0.2
141,998	@	Sprouts Farmers Market, Inc.	2,932,259	0.5
36,428	@	TreeHouse Foods, Inc.	3,176,158	0.5
13,718	@	WhiteWave Foods Co.	746,671	0.1
			27,663,110	4.3

		Energy: 3.3%
68,531		Consol Energy, Inc.	1,315,795	0.2
72,698	@	Dril-Quip, Inc.	4,052,186	0.6
16,676		EQT Corp.	1,211,011	0.2
308,335		Nabors Industries Ltd.	3,749,354	0.6
343,387	L	Noble Corp. PLC	2,177,074	0.4
266,545		QEP Resources, Inc.	5,205,624	0.8
204,008		Rowan Companies PLC	3,092,761	0.5
			20,803,805	3.3

		Financials: 15.0%
15,832	@	Affiliated Managers Group, Inc.	2,290,890	0.4
1,719	@	Alleghany Corp.	902,509	0.1
8,469		American Financial Group, Inc.	635,175	0.1
37,857		Arthur J. Gallagher & Co.	1,925,786	0.3
80,989		Aspen Insurance Holdings Ltd.	3,773,277	0.6
65,471		Bank of the Ozarks, Inc.	2,514,086	0.4
65,715		Chemical Financial Corp.	2,900,003	0.5
73,454		East-West Bancorp., Inc.	2,696,496	0.4
46,618		Endurance Specialty Holdings Ltd.	3,051,148	0.5
34,100		Everest Re Group Ltd.	6,477,977	1.0
129,814		First American Financial Corp.	5,099,094	0.8
43,095		First Industrial Realty Trust, Inc.	1,216,141	0.2
37,387		Hanover Insurance Group, Inc.	2,819,728	0.4
72,695		Hartford Financial Services Group, Inc.	3,112,800	0.5
261,418		Keycorp	3,181,457	0.5
98,983	L	Lazard Ltd.	3,599,022	0.6
27,510		MarketAxess Holdings, Inc.	4,555,381	0.7
61,976		MB Financial, Inc.	2,357,567	0.4
7,265		MSCI, Inc. - Class A	609,824	0.1
234,615		Old Republic International Corp.	4,133,916	0.6
126,085		PacWest Bancorp	5,410,307	0.8
69,422		Primerica, Inc.	3,681,449	0.6
47,205		PrivateBancorp, Inc.	2,167,654	0.3
44,095		Prosperity Bancshares, Inc.	2,420,375	0.4
38,278		Raymond James Financial, Inc.	2,228,162	0.4
17,388		Reinsurance Group of America, Inc.	1,876,861	0.3
5,139		RenaissanceRe Holdings Ltd.	617,502	0.1
52,801	@	Signature Bank	6,254,278	1.0
208,745	@	SLM Corp.	1,559,325	0.2
49,851	@	SVB Financial Group	5,510,530	0.9
78,963		Umpqua Holdings Corp.	1,188,393	0.2
22,826		Washington Federal, Inc.	608,998	0.1
36,769		Webster Financial Corp.	1,397,590	0.2
73,746	@	Western Alliance Bancorp.	2,768,425	0.4
			95,542,126	15.0

		Health Care: 9.4%
24,425	@	Abiomed, Inc.	3,140,567	0.5
74,642	@	Akorn, Inc.	2,034,741	0.3
8,229	@	Align Technology, Inc.	771,469	0.1
44,242	@	Centene Corp.	2,962,444	0.5

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
61,139	@	Charles River Laboratories International, Inc.	$5,095,324	0.8
29,481	@	Edwards Lifesciences Corp.	3,554,229	0.6
28,638		Hill-Rom Holdings, Inc.	1,774,983	0.3
21,747	@	Idexx Laboratories, Inc.	2,451,539	0.4
2,864	@	Intuitive Surgical, Inc.	2,075,913	0.3
41,546	@	Mednax, Inc.	2,752,423	0.4
43,152	@	Molina Healthcare, Inc.	2,516,625	0.4
37,603	@	NuVasive, Inc.	2,506,616	0.4
129,830		Owens & Minor, Inc.	4,508,996	0.7
76,863	@	Prestige Brands Holdings, Inc.	3,710,177	0.6
13,193		Resmed, Inc.	854,774	0.1
64,195		STERIS PLC	4,692,655	0.7
3,588		Teleflex, Inc.	602,963	0.1
21,168	@	United Therapeutics Corp.	2,499,517	0.4
84,208	@	VCA, Inc.	5,892,876	0.9
46,643	@	WellCare Health Plans, Inc.	5,461,429	0.9
			59,860,260	9.4

		Industrials: 13.4%
28,631		Alaska Air Group, Inc.	1,885,638	0.3
30,390		Carlisle Cos., Inc.	3,117,102	0.5
54,690		Clarcor, Inc.	3,554,850	0.6
60,628		Curtiss-Wright Corp.	5,523,817	0.9
21,198		Equifax, Inc.	2,852,827	0.4
34,885	@	FTI Consulting, Inc.	1,554,476	0.2
9,280	@	Genesee & Wyoming, Inc.	639,856	0.1
40,839		Herman Miller, Inc.	1,167,995	0.2
36,926		Huntington Ingalls Industries, Inc.	5,665,187	0.9
56,150		IDEX Corp.	5,253,955	0.8
304,782	@	JetBlue Airways Corp.	5,254,442	0.8
84,499	@	Kirby Corp.	5,252,458	0.8
29,689	@	KLX, Inc.	1,045,053	0.2
80,974		Lincoln Electric Holdings, Inc.	5,070,592	0.8
50,579		Manpowergroup, Inc.	3,654,838	0.6
98,339		Masco Corp.	3,374,011	0.5
37,401		MSC Industrial Direct Co.	2,745,607	0.4
19,635		Nordson Corp.	1,956,235	0.3
8,734	@	Old Dominion Freight Line	599,240	0.1
72,360		Orbital ATK, Inc.	5,516,003	0.9
74,158		Regal-Beloit Corp.	4,411,659	0.7
32,101	@	Teledyne Technologies, Inc.	3,464,661	0.5
128,759		Timken Co.	4,524,591	0.7
130,376		Toro Co.	6,106,812	1.0
13,855		Wabtec Corp.	1,131,261	0.2
			85,323,166	13.4

		Information Technology: 18.3%
35,217	@	Ansys, Inc.	3,261,446	0.5
230,744	@	ARRIS International PLC	6,536,977	1.0
79,036	@	Arrow Electronics, Inc.	5,055,933	0.8
53,137		Belden, Inc.	3,665,922	0.6
97,848		Broadridge Financial Solutions, Inc. ADR	6,633,116	1.0
242,211		Brocade Communications Systems, Inc.	2,235,607	0.4
25,319	@	Cadence Design Systems, Inc.	646,394	0.1
12,405		CDK Global, Inc.	711,551	0.1
217,496	@	Ciena Corp.	4,741,413	0.7
41,117	@	Commvault Systems, Inc.	2,184,546	0.3
45,035		Convergys Corp.	1,369,965	0.2
14,625	@	CoStar Group, Inc.	3,166,751	0.5
37,604	@	Electronic Arts, Inc.	3,211,382	0.5
31,314		Fair Isaac Corp.	3,901,411	0.6
41,249	@	Fortinet, Inc.	1,523,325	0.2
22,368	@	Gartner, Inc.	1,978,450	0.3
142,498		Ingram Micro, Inc.	5,081,479	0.8
250,637	@	Integrated Device Technology, Inc.	5,789,715	0.9
49,810		InterDigital, Inc.	3,944,952	0.6
189,917		Intersil Corp.	4,164,880	0.7
46,616		j2 Global, Inc.	3,105,092	0.5
18,192		Jack Henry & Associates, Inc.	1,556,326	0.3
82,709	@	Manhattan Associates, Inc.	4,765,693	0.8
49,220		Maxim Integrated Products	1,965,355	0.3
74,452	@	Microsemi Corp.	3,125,495	0.5
48,877		Monolithic Power Systems, Inc.	3,934,598	0.6
108,094		National Instruments Corp.	3,069,870	0.5
37,948	@	Netscout Systems, Inc.	1,109,979	0.2
109,406	@	NeuStar, Inc.	2,909,105	0.5
39,869		Plantronics, Inc.	2,071,593	0.3
18,551	@	PTC, Inc.	821,995	0.1
18,270		Synnex Corp.	2,084,790	0.3
13,322	@	Synopsys, Inc.	790,661	0.1
221,049	@	Trimble Navigation Ltd.	6,313,159	1.0
13,696	@	Tyler Technologies, Inc.	2,345,166	0.4
12,155	@	Ultimate Software Group, Inc.	2,484,360	0.4
55,027	@	Vantiv, Inc.	3,096,369	0.5
30,685	@,L	WebMD Health Corp.	1,525,044	0.2
			116,879,865	18.3

		Materials: 6.4%
24,870		Cabot Corp.	1,303,437	0.2
263,974		Commercial Metals Co.	4,273,739	0.7
73,271	@	Crown Holdings, Inc.	4,183,041	0.6
24,623		Eastman Chemical Co.	1,666,485	0.3
51,818		Minerals Technologies, Inc.	3,663,014	0.6
121,130		Olin Corp.	2,485,588	0.4
92,912		Packaging Corp. of America	7,550,029	1.2
42,955		Reliance Steel & Aluminum Co.	3,094,049	0.5

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
42,293		RPM International, Inc.	$2,271,980	0.4
175,184		Steel Dynamics, Inc.	4,377,848	0.7
7,242		Valspar Corp.	768,159	0.1
100,072		Worthington Industries, Inc.	4,806,458	0.7
			40,443,827	6.4

		Real Estate: 10.5%
3,053		Alexandria Real Estate Equities, Inc.	332,075	0.1
11,746		Camden Property Trust	983,610	0.2
155,081	@	Communications Sales & Leasing, Inc.	4,871,094	0.8
129,448		Corporate Office Properties Trust SBI MD	3,669,851	0.6
93,314		Corrections Corp. of America	1,294,265	0.2
58,519		CyrusOne, Inc.	2,783,749	0.4
51,377		DCT Industrial Trust, Inc.	2,494,353	0.4
41,404		Duke Realty Corp.	1,131,571	0.2
36,392		Equity Lifestyle Properties, Inc.	2,808,735	0.4
32,579		Hospitality Properties Trust	968,248	0.1
50,355		Jones Lang LaSalle, Inc.	5,729,896	0.9
152,894		LaSalle Hotel Properties	3,649,580	0.6
13,578		Liberty Property Trust	547,872	0.1
52,932		Life Storage, Inc.	4,707,772	0.7
291,227		Medical Properties Trust, Inc.	4,301,423	0.7
63,760		Mid-America Apartment Communities, Inc.	5,992,802	0.9
35,389		Omega Healthcare Investors, Inc.	1,254,540	0.2
11,572		Regency Centers Corp.	896,714	0.1
40,507		Sun Communities, Inc.	3,178,989	0.5
62,378		Tanger Factory Outlet Centers, Inc.	2,430,247	0.4
62,188		Taubman Centers, Inc.	4,627,409	0.7
104,777		Urban Edge Properties	2,948,425	0.5
132,466		Weingarten Realty Investors	5,163,525	0.8
			66,766,745	10.5

		Utilities: 5.2%
12,475		Atmos Energy Corp.	929,013	0.1
81,860		Black Hills Corp.	5,011,469	0.8
161,579		Great Plains Energy, Inc.	4,409,491	0.7
14,016		Idacorp, Inc.	1,097,172	0.2
101,858		National Fuel Gas Co.	5,507,462	0.9
52,074		OGE Energy Corp.	1,646,580	0.2
35,734		ONE Gas, Inc.	2,209,791	0.3
28,269		Southwest Gas Corp.	1,974,872	0.3
211,856	@	Talen Energy Corp.	2,934,206	0.5
136,526		UGI Corp.	6,176,436	1.0
20,818		Westar Energy, Inc.	1,181,422	0.2
			33,077,914	5.2

	Total Common Stock
	(Cost $572,830,608)		626,139,311	98.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
		Securities Lending Collateralcc: 1.6%
2,407,064		Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $2,407,171, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,455,205, due 11/01/16-07/20/66)	2,407,064	0.4
2,407,064		Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $2,407,167, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,455,205, due 10/13/16-09/09/49)	2,407,064	0.4
506,594		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $506,615, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $516,726, due 03/01/26-09/01/46)	506,594	0.1

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,407,064	Nomura Securities, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $2,407,167, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,455,205, due 04/15/17-02/20/63)	$2,407,064	0.3
2,407,100	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $2,407,219, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $2,455,357, due 04/15/18-09/09/49)	2,407,100	0.4
		10,134,886	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
8,562,608	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $8,562,608)	8,562,608	1.3

	Total Short-Term Investments
	(Cost $18,697,494)	18,697,494	2.9

	Total Investments in Securities (Cost $591,528,102)	$644,836,805	101.2
	Liabilities in Excess of Other Assets	(7,583,727)	(1.2)
	Net Assets	$637,253,078	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $592,685,823.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$71,115,867
Gross Unrealized Depreciation	(18,964,885)

Net Unrealized Appreciation	$52,150,982

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$626,139,311	$–	$–	$626,139,311
Short-Term Investments	8,562,608	10,134,886	–	18,697,494
Total Investments, at fair value	$634,701,919	$10,134,886	$–	$644,836,805
Liabilities Table
Other Financial Instruments+
Futures	$(78,705)	$–	$–	$(78,705)
Total Liabilities	$(78,705)	$–	$–	$(78,705)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2016, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	46	12/16/16	$7,128,160	$(78,705)
			$7,128,160	$(78,705)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$78,705
Total Liability Derivatives		$78,705

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 13.6%
106,597	@	American Axle & Manufacturing Holdings, Inc.	$1,835,601	0.6
128,912	@	Belmond Ltd	1,638,472	0.6
26,915	L	Big Lots, Inc.	1,285,191	0.4
108,242	@	Boyd Gaming Corp.	2,141,027	0.7
20,770	@	Bright Horizons Family Solutions, Inc.	1,389,305	0.5
76,189		Caleres, Inc.	1,926,820	0.7
155,548		Callaway Golf Co.	1,805,912	0.6
26,849		Childrens Place Retail Stores, Inc.	2,144,430	0.7
22,875		Cinemark Holdings, Inc.	875,655	0.3
9,044	@	Cooper-Standard Holding, Inc.	893,547	0.3
4,390		Drew Industries, Inc.	430,308	0.1
9,216		Ethan Allen Interiors, Inc.	288,184	0.1
26,944		Finish Line, Inc.	621,868	0.2
57,711	@	Five Below, Inc.	2,325,176	0.8
25,696	@	Genesco, Inc.	1,399,404	0.5
22,157		Haverty Furniture Cos., Inc.	444,026	0.2
12,396	@	Helen of Troy Ltd.	1,068,163	0.4
10,323	@,L	Hibbett Sporting Goods, Inc.	411,888	0.1
80,112		La-Z-Boy, Inc.	1,967,551	0.7
2,391		Lithia Motors, Inc.	228,388	0.1
53,509	@	M/I Homes, Inc.	1,261,207	0.4
32,548		Marriott Vacations Worldwide Corp.	2,386,420	0.8
53,346	@	Meritage Homes Corp.	1,851,106	0.6
35,543		Monro Muffler Brake, Inc.	2,174,165	0.7
33,239		Movado Group, Inc.	713,974	0.2
24,305	@	Nautilus, Inc.	552,210	0.2
29,658		Papa John's International, Inc.	2,338,533	0.8
12,358	@	Perry Ellis International, Inc.	238,262	0.1
16,068		Ruth's Hospitality Group, Inc.	226,880	0.1
68,679		Sonic Corp.	1,798,016	0.6
14,970		Standard Motor Products, Inc.	714,967	0.2
23,910	@	Unifi, Inc.	703,671	0.2
20,255	@,L	Zumiez, Inc.	364,590	0.1
			40,444,917	13.6

		Consumer Staples: 2.7%
44,357	@,L	Amplify Snack Brands, Inc.	718,583	0.2
2,978		B&G Foods, Inc.	146,458	0.0
44,426	L	Cal-Maine Foods, Inc.	1,712,178	0.6
18,670	@	Central Garden & Pet Co.	463,016	0.2
6,592		Inter Parfums, Inc.	212,724	0.1
4,885		Medifast, Inc.	184,604	0.1
23,726		Pinnacle Foods, Inc.	1,190,333	0.4
21,838		Sanderson Farms, Inc.	2,103,655	0.7
33,340		SpartanNash Co.	964,193	0.3
5,190		Universal Corp.	302,162	0.1
			7,997,906	2.7

		Energy: 3.5%
46,617		Archrock, Inc.	609,750	0.2
122,696	L	Atwood Oceanics, Inc.	1,066,228	0.4
34,758	@	Bill Barrett Corp.	193,254	0.1
63,713	@	Carrizo Oil & Gas, Inc.	2,588,022	0.9
22,467	@	Dril-Quip, Inc.	1,252,311	0.4
53,523	@,L	Hornbeck Offshore Services, Inc.	294,376	0.1
40,448	@,L	Northern Oil And Gas, Inc.	108,401	0.0
4,817	@	PDC Energy, Inc.	323,028	0.1
15,618	@	Rex Stores Corp.	1,323,782	0.4
67,450	@	Tetra Technologies, Inc.	412,120	0.1
87,827	@	Unit Corp.	1,633,582	0.6
10,744	L	US Silica Holdings, Inc.	500,241	0.2
			10,305,095	3.5

		Financials: 18.0%
7,557		Acadia Realty Trust	273,866	0.1
8,674		Ameris Bancorp.	303,156	0.1
30,541		Amerisafe, Inc.	1,795,200	0.6
26,586		Astoria Financial Corp.	388,156	0.1
10,207		Banner Corp.	446,454	0.1
38,156	@,L	BofI Holding, Inc.	854,694	0.3
45,590		Brookline Bancorp., Inc.	555,742	0.2
45,064		Central Pacific Financial Corp.	1,135,162	0.4
33,453		Chemical Financial Corp.	1,476,281	0.5
39,240		Chesapeake Lodging Trust	898,596	0.3
5,051		Coresite Realty Corp.	373,976	0.1
182,657		DiamondRock Hospitality Co.	1,662,179	0.6
46,052		Evercore Partners, Inc.	2,372,139	0.8
31,375		First American Financial Corp.	1,232,410	0.4
6,508		FirstCash, Inc.	306,397	0.1
12,681	@	Forestar Real Estate Group, Inc.	148,495	0.0
71,478		Great Western Bancorp, Inc.	2,381,647	0.8
48,706		Hanmi Financial Corp.	1,282,916	0.4
31,895		HFF, Inc.	883,173	0.3
90,925		Home Bancshares, Inc.	1,892,149	0.6
58,510		Horace Mann Educators Corp.	2,144,392	0.7
2,768		Independent Bank Corp.	149,721	0.0
50,883		Interactive Brokers Group, Inc.	1,794,643	0.6
61,766		Investment Technology Group, Inc.	1,058,669	0.4
98,138		Janus Capital Group, Inc.	1,374,913	0.5
5,276	@,L	LendingTree, Inc.	511,297	0.2
44,748		Maiden Holdings Ltd.	567,852	0.2
37,409		MB Financial, Inc.	1,423,038	0.5

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
178,005	@	MGIC Investment Corp.	$1,424,040	0.5
13,742		NBT Bancorp., Inc.	451,700	0.2
18,211		Northfield Bancorp, Inc.	293,197	0.1
38,512		OFG Bancorp	389,356	0.1
30,032		Parkway Properties, Inc.	510,844	0.2
44,389		Pinnacle Financial Partners, Inc.	2,400,557	0.8
27,902	@	Piper Jaffray Cos.	1,347,667	0.5
8,664		Provident Financial Services, Inc.	183,937	0.1
94,320		Radian Group, Inc.	1,278,036	0.4
8,024		RE/MAX Holdings, Inc.	351,291	0.1
59,194		Retail Opportunity Investments	1,299,900	0.4
4,143		RLI Corp.	283,215	0.1
67,065		Selective Insurance Group	2,673,211	0.9
16,964		ServisFirst Bancshares, Inc.	880,601	0.3
39,158		Simmons First National Corp.	1,953,984	0.7
137,676		Sterling Bancorp/DE	2,409,330	0.8
6,805	@	SVB Financial Group	752,225	0.3
57,808		Trustco Bank Corp.	409,859	0.1
13,644		United Fire Group, Inc.	577,414	0.2
49,190		United Insurance Holdings Corp.	835,246	0.3
36,884		Webster Financial Corp.	1,401,961	0.5
35,602	@	Western Alliance Bancorp.	1,336,499	0.4
5,318		Wintrust Financial Corp.	295,521	0.1
			53,426,904	18.0

		Health Care: 13.0%
65,298	@	Air Methods Corp.	2,056,234	0.7
3,900	@	Almost Family, Inc.	143,403	0.0
36,297	@	Amedisys, Inc.	1,721,930	0.6
59,894	@	AMN Healthcare Services, Inc.	1,908,822	0.6
18,846	@	Aptevo Therapeutics, Inc.	48,246	0.0
17,780	@	Cambrex Corp.	790,499	0.3
13,459		Cantel Medical Corp.	1,049,533	0.4
13,690	@	Charles River Laboratories International, Inc.	1,140,924	0.4
11,920		Chemed Corp.	1,681,554	0.6
40,885	@	Cynosure, Inc.	2,082,682	0.7
24,684	@,L	Depomed, Inc.	616,853	0.2
37,693	@	Emergent Biosolutions, Inc.	1,188,460	0.4
36,589	@,L	Enanta Pharmaceuticals, Inc.	973,633	0.3
18,570		Healthsouth Corp.	753,385	0.3
24,807	@	Healthways, Inc.	656,393	0.2
48,719	@	Impax Laboratories, Inc.	1,154,640	0.4
50,959	@	Integer Holdings Corp.	1,105,301	0.4
14,449	@,L	Lannett Co., Inc.	383,910	0.1
4,797	@,L	Ligand Pharmaceuticals, Inc.	489,582	0.2
90,914	@	Luminex Corp.	2,065,566	0.7
46,877	@	Masimo Corp.	2,788,713	0.9
2,711	@	Medidata Solutions, Inc.	151,165	0.1
87,651	@	Merit Medical Systems, Inc.	2,129,043	0.7
56,032	@	Natus Medical, Inc.	2,201,497	0.7
20,788	@	Neogen Corp.	1,162,881	0.4
18,512	@	NuVasive, Inc.	1,234,010	0.4
37,496	@	Omnicell, Inc.	1,436,097	0.5
37,478		Owens & Minor, Inc.	1,301,611	0.4
69,060	@	Select Medical Holdings Corp.	932,310	0.3
31,633	@	Surgical Care Affiliates, Inc.	1,542,425	0.5
20,507	@	SurModics, Inc.	617,056	0.2
34,311	@	Team Health Holdings, Inc.	1,117,166	0.4
			38,625,524	13.0

		Industrials: 18.4%
68,829		ABM Industries, Inc.	2,732,511	0.9
22,854		Aceto Corp.	433,998	0.1
78,255		Actuant Corp.	1,818,646	0.6
14,279	@	Aegion Corp.	272,301	0.1
14,382		Allegiant Travel Co.	1,899,431	0.6
3,500	@	American Woodmark Corp.	281,995	0.1
6,278		Apogee Enterprises, Inc.	280,564	0.1
20,206		ArcBest Corp.	384,318	0.1
45,154	@	Atlas Air Worldwide Holdings, Inc.	1,933,494	0.6
14,710		AZZ, Inc.	960,122	0.3
62,955		Barnes Group, Inc.	2,552,825	0.9
46,822		Brady Corp.	1,620,509	0.5
35,747		CIRCOR International, Inc.	2,129,091	0.7
8,827		Comfort Systems USA, Inc.	258,719	0.1
8,407		Curtiss-Wright Corp.	765,962	0.3
26,757		EnPro Industries, Inc.	1,520,333	0.5
29,702		Federal Signal Corp.	393,849	0.1
8,174		G&K Services, Inc.	780,535	0.3
57,565	L	Greenbrier Cos., Inc.	2,032,045	0.7
66,865		Healthcare Services Group, Inc.	2,646,517	0.9
25,910		Heartland Express, Inc.	489,181	0.2
29,072		Insperity, Inc.	2,111,790	0.7
12,420		Kaman Corp.	545,486	0.2
63,654		Knight Transportation, Inc.	1,826,233	0.6
23,528		Lindsay Manufacturing Co.	1,740,601	0.6
13,129	@	Lydall, Inc.	671,286	0.2
64,952		Mobile Mini, Inc.	1,961,550	0.7
9,127	@	Moog, Inc.	543,422	0.2
63,706	@	On Assignment, Inc.	2,311,891	0.8
4,464		Powell Industries, Inc.	178,783	0.1
13,442		Regal-Beloit Corp.	799,665	0.3
13,963		Resources Connection, Inc.	208,607	0.1
50,536	@	Roadrunner Transportation Systems, Inc.	403,277	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
58,647		Simpson Manufacturing Co., Inc.	$2,577,536	0.9
23,607	@	SPX FLOW, Inc.	729,928	0.2
11,024	@	Teledyne Technologies, Inc.	1,189,820	0.4
73,007		Tetra Tech, Inc.	2,589,558	0.9
87,131	@	TrueBlue, Inc.	1,974,388	0.7
2,795		Unifirst Corp.	368,549	0.1
24,338		Universal Forest Products, Inc.	2,397,050	0.8
11,465		Viad Corp.	422,715	0.1
33,000	@	Wabash National Corp.	469,920	0.2
37,807		Watts Water Technologies, Inc.	2,451,406	0.8
			54,660,407	18.4

		Information Technology: 15.6%
13,492	@	Advanced Energy Industries, Inc.	638,441	0.2
71,338	@	Benchmark Electronics, Inc.	1,779,883	0.6
10,219		Blackbaud, Inc.	677,929	0.2
19,587	@,L	Blackhawk Network Holdings, Inc.	590,940	0.2
86,211	@	Bottomline Technologies de, Inc.	2,009,578	0.7
25,595	@	CACI International, Inc.	2,582,536	0.9
55,618	@	Cardtronics plc	2,480,563	0.8
5,495	@	Coherent, Inc.	607,417	0.2
21,611		CSG Systems International	893,183	0.3
51,380	@	Electronics for Imaging, Inc.	2,513,510	0.9
5,486	@	ePlus, Inc.	517,933	0.2
16,138	@	Euronet Worldwide, Inc.	1,320,573	0.5
9,092		Fair Isaac Corp.	1,132,772	0.4
11,270		Forrester Research, Inc.	438,403	0.2
15,814	@	II-VI, Inc.	384,755	0.1
11,071	@	Insight Enterprises, Inc.	360,361	0.1
55,773	@	Integrated Device Technology, Inc.	1,288,356	0.4
10,121	@	Liquidity Services, Inc.	113,760	0.0
22,161		Littelfuse, Inc.	2,854,558	1.0
19,289		Methode Electronics, Inc.	674,536	0.2
51,639		MKS Instruments, Inc.	2,568,008	0.9
17,870	@	Netgear, Inc.	1,080,956	0.4
20,442	@	Perficient, Inc.	411,906	0.1
52,928	@	Plexus Corp.	2,475,972	0.8
38,242		Power Integrations, Inc.	2,410,393	0.8
57,221	@	Qualys, Inc.	2,185,270	0.7
60,483	@	Rudolph Technologies, Inc.	1,072,968	0.4
66,249	@	Sanmina Corp.	1,886,109	0.6
16,160	@	SPS Commerce, Inc.	1,186,306	0.4
22,017	@	Super Micro Computer, Inc.	514,537	0.2
63,275	@	Sykes Enterprises, Inc.	1,779,926	0.6
60,456	@	Synchronoss Technologies, Inc.	2,489,578	0.8
8,540	@,L	Take-Two Interactive Software, Inc.	384,983	0.1
94,789	@	Veeco Instruments, Inc.	1,860,708	0.6
5,419	@	Virtusa Corp.	133,741	0.1
			46,301,348	15.6

		Materials: 5.4%
79,677	@	Boise Cascade Co.	2,023,796	0.7
12,269	@	Clearwater Paper Corp.	793,436	0.3
88,141		Commercial Metals Co.	1,427,003	0.5
33,335		FutureFuel Corp.	376,019	0.1
4,789		Haynes International, Inc.	177,720	0.0
56,080		HB Fuller Co.	2,606,038	0.9
6,353		Innospec, Inc.	386,326	0.1
126,170		KapStone Paper and Packaging Corp.	2,387,136	0.8
27,902		Materion Corp.	856,870	0.3
11,593		Minerals Technologies, Inc.	819,509	0.3
16,217		Neenah Paper, Inc.	1,281,305	0.4
30,590		Olympic Steel, Inc.	676,039	0.2
9,332		Stepan Co.	678,063	0.2
35,632		Worthington Industries, Inc.	1,711,405	0.6
			16,200,665	5.4

		Real Estate: 4.0%
21,753		DCT Industrial Trust, Inc.	1,056,108	0.4
35,960		EastGroup Properties, Inc.	2,645,218	0.9
52,274		LaSalle Hotel Properties	1,247,780	0.4
60,115		Lexington Realty Trust	619,185	0.2
14,595		Life Storage, Inc.	1,298,079	0.4
34,257		Pebblebrook Hotel Trust	911,236	0.3
12,884		PS Business Parks, Inc.	1,463,236	0.5
31,208		Stag Industrial, Inc.	764,908	0.3
140,470		Summit Hotel Properties, Inc.	1,848,585	0.6
			11,854,335	4.0

		Telecommunication Services: 1.2%
4,748		ATN International, Inc.	308,810	0.1
59,928		Consolidated Communications Holdings, Inc.	1,512,583	0.5
61,798	@	General Communication, Inc.	849,723	0.3
54,338		Inteliquent, Inc.	877,015	0.3
			3,548,131	1.2

		Utilities: 3.3%
39,182		Allete, Inc.	2,336,031	0.8
29,248		American States Water Co.	1,171,382	0.4
19,825		Avista Corp.	828,487	0.3
11,364		Black Hills Corp.	695,704	0.2
12,587		Idacorp, Inc.	985,310	0.3
8,880		Northwest Natural Gas Co.	533,777	0.2
15,516		Piedmont Natural Gas Co.	931,581	0.3

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
34,571	Spire, Inc.	$2,203,556	0.8
		9,685,828	3.3

	Total Common Stock
	(Cost $254,893,835)	293,051,060	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.0%
	Securities Lending Collateralcc: 3.8%
2,740,506	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $2,740,612, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $2,795,426, due 02/01/21-08/01/46)	2,740,506	0.9
2,740,506	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $2,740,628, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,795,316, due 11/01/16-07/20/66)	2,740,506	0.9
2,701,176	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $2,701,291, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,755,200, due 10/13/16-09/09/49)	2,701,176	0.9
450,538	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $450,557, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $459,549, due 03/01/26-09/01/46)	450,538	0.2
2,740,500	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $2,740,635, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $2,795,441, due 04/15/18-09/09/49)	2,740,500	0.9
		11,373,226	3.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
3,473,559	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $3,473,559)	3,473,559	1.2

	Total Short-Term Investments
	(Cost $14,846,785)	14,846,785	5.0

	Total Investments in Securities (Cost $269,740,620)	$307,897,845	103.7
	Liabilities in Excess of Other Assets	(10,892,844)	(3.7)
	Net Assets	$297,005,001	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $269,982,575.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$50,415,976
Gross Unrealized Depreciation	(12,500,706)

Net Unrealized Appreciation	$37,915,270

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$293,051,060	$–	$–	$293,051,060
Short-Term Investments	3,473,559	11,373,226	–	14,846,785
Total Investments, at fair value	$296,524,619	$11,373,226	$–	$307,897,845
Liabilities Table
Other Financial Instruments+
Futures	$(6,338)	$–	$–	$(6,338)
Total Liabilities	$(6,338)	$–	$–	$(6,338)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2016, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	20	12/16/16	$2,496,600	$(6,338)
			$2,496,600	$(6,338)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$6,338
Total Liability Derivatives		$6,338

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.9%
		Consumer Discretionary: 11.8%
20,820		Accor S.A.	$826,127	0.1
20,527		Adidas AG	3,570,166	0.3
19,911		Aisin Seiki Co., Ltd.	912,196	0.1
39,972	@,L	Altice NV - A	715,884	0.1
10,208	@	Altice NV - B	183,465	0.0
48,024		Aristocrat Leisure Ltd.	584,305	0.1
18,849		Asics Corp.	379,775	0.0
1,448		Axel Springer AG	74,200	0.0
95,669		Barratt Developments PLC	612,473	0.1
35,359		Bayerische Motoren Werke AG	2,977,075	0.2
7,037		Benesse Holdings, Inc.	179,734	0.0
12,066		Berkeley Group Holdings PLC	403,168	0.0
69,443		Bridgestone Corp.	2,558,543	0.2
109,693		Sky PLC	1,271,347	0.1
48,418		Burberry Group PLC	863,980	0.1
21,011		Carnival PLC	1,025,106	0.1
22,087	L	Casio Computer Co., Ltd.	309,240	0.0
5,706		Christian Dior S.A.	1,023,358	0.1
55,232		Cie Financiere Richemont SA	3,368,466	0.3
19,809		Cie Generale des Etablissements Michelin	2,193,563	0.2
176,405		Compass Group PLC	3,416,355	0.3
11,819		Continental AG	2,490,291	0.2
43,281		Crown Ltd.	436,593	0.0
103,209		Daimler AG	7,279,127	0.5
51,867		Denso Corp.	2,069,729	0.2
23,903		Dentsu, Inc.	1,216,607	0.1
108,001		Dixons Carphone PLC	515,859	0.0
5,554		Domino's Pizza Enterprises Ltd.	300,927	0.0
13,642		Don Quijote Holdings Co. Ltd.	500,461	0.0
4,580	@	Dufry Group	574,199	0.0
26,083		Electrolux AB	653,296	0.1
18,209		Eutelsat Communications	376,880	0.0
5,642		Fast Retailing Co., Ltd.	1,816,862	0.1
11,694		Ferrari NV	607,687	0.1
95,303		Fiat Chrysler Automobiles NV	605,768	0.1
6,299	L	Flight Centre Travel Group Ltd.	176,338	0.0
62,635		Fuji Heavy Industries Ltd.	2,350,034	0.2
251,159		Galaxy Entertainment Group Ltd.	955,092	0.1
732,812		Genting International PLC	404,965	0.0
181,387		GKN PLC	752,664	0.1
15,100		Hakuhodo DY Holdings, Inc.	176,974	0.0
101,404		Hennes & Mauritz AB	2,862,192	0.2
2,799		Hermes International	1,139,510	0.1
169,642		Honda Motor Co., Ltd.	4,895,919	0.4
7,275		Hugo Boss AG	402,713	0.0
47,890	@	Husqvarna AB - B Shares	417,963	0.0
16,491		Iida Group Holdings Co. Ltd.	331,844	0.0
116,897		Industria de Diseno Textil SA	4,334,316	0.3
22,173		InterContinental Hotels Group PLC	913,857	0.1
40,766	L	Isetan Mitsukoshi Holdings Ltd.	401,396	0.0
65,668		Isuzu Motors Ltd.	772,983	0.1
398,301		ITV PLC	966,163	0.1
29,152		J Front Retailing Co., Ltd.	381,715	0.0
12,070		Jardine Cycle & Carriage Ltd.	381,250	0.0
7,986		JC Decaux SA	258,225	0.0
246,635		Kingfisher PLC	1,203,341	0.1
11,500		Koito Manufacturing Co., Ltd.	559,701	0.0
13,879		Lagardere SCA	353,449	0.0
668,194		Li & Fung Ltd.	344,300	0.0
17,868		Luxottica Group S.p.A.	853,436	0.1
29,683		LVMH Moet Hennessy Louis Vuitton SE	5,061,303	0.4
170,039		Marks & Spencer Group PLC	729,484	0.1
25,919	L	Marui Group Co., Ltd.	342,385	0.0
57,666		Mazda Motor Corp.	884,698	0.1
16,831	L	Melco Crown Entertainment Ltd. ADR	271,147	0.0
46,504	#	Merlin Entertainments PLC	264,733	0.0
106,068		MGM China Holdings Ltd.	185,471	0.0
73,415		Mitsubishi Motors Corp.	342,942	0.0
20,693		Namco Bandai Holdings, Inc.	633,373	0.1
15,151		Next PLC	937,827	0.1
20,985		NGK Spark Plug Co., Ltd.	370,812	0.0
38,569	L	Nikon Corp.	575,999	0.0
262,792		Nissan Motor Co., Ltd.	2,577,694	0.2
8,406		Nitori Co., Ltd.	1,007,650	0.1
7,600		NOK Corp.	166,299	0.0
12,178		Nokian Renkaat OYJ	444,012	0.0
11,300		Numericable-SFR	332,849	0.0
21,880		Oriental Land Co., Ltd.	1,332,444	0.1
8,378		Paddy Power Betfair PLC	947,356	0.1
232,831		Panasonic Corp.	2,328,673	0.2
12,186		Pandora A/S	1,475,964	0.1
85,518		Pearson PLC	835,990	0.1
33,952		Persimmon PLC	798,295	0.1
47,690	@	Peugeot S.A.	728,267	0.1
7,864		Kering	1,586,830	0.1
23,337		ProSiebenSat.1 Media SE	1,000,583	0.1
19,951		Publicis Groupe	1,509,656	0.1
92,970		Rakuten, Inc.	1,213,566	0.1
5,999		REA Group Ltd.	260,927	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
107,318		Relx NV	$1,919,585	0.1
20,337		Renault S.A.	1,673,117	0.1
4,266		Rinnai Corp.	397,138	0.0
3,829		RTL Group SA	316,238	0.0
2,200		Ryohin Keikaku Co., Ltd.	444,310	0.0
252,402		Sands China Ltd.	1,106,310	0.1
5,288		Sankyo Co., Ltd.	180,661	0.0
10,747	@	Schaeffler AG	170,193	0.0
7,332		Schibsted ASA - Class A	215,917	0.0
7,840		Schibsted ASA - Class B	210,358	0.0
20,410		Sega Sammy Holdings, Inc.	291,148	0.0
47,519		Sekisui Chemical Co., Ltd.	683,427	0.1
65,585		Sekisui House Ltd.	1,117,350	0.1
169		SES S.A. - France	4,138	0.0
35,495		SES S.A. - Luxembourg	871,580	0.1
127,385		Shangri-La Asia Ltd.	140,011	0.0
141,000	@,L	Sharp Corp.	187,004	0.0
2,661		Shimamura Co., Ltd.	323,954	0.0
8,055		Shimano, Inc.	1,196,358	0.1
202,327		Singapore Press Holdings Ltd.	567,040	0.0
208,365		SJM Holdings Ltd.	154,413	0.0
10,189		Sodexo SA	1,213,719	0.1
134,270		Sony Corp.	4,448,445	0.3
17,088		Stanley Electric Co., Ltd.	462,022	0.0
16,500		Start Today Co. Ltd.	283,910	0.0
80,233		Sumitomo Electric Industries Ltd.	1,134,231	0.1
19,059		Sumitomo Rubber Industries, Inc.	288,284	0.0
38,944	L	Suzuki Motor Corp.	1,304,431	0.1
3,129	L	Swatch Group AG - BR	887,032	0.1
5,458		Swatch Group AG - Reg	303,897	0.0
88,886		Tabcorp Holdings Ltd.	340,376	0.0
33,689		Takashimaya Co., Ltd.	276,619	0.0
179,369		Tattersall's Ltd.	504,130	0.0
311,722		Taylor Wimpey PLC	621,751	0.1
155,000		Techtronic Industries Co., Ltd.	607,181	0.1
6,287	@	Telenet Group Holding NV	328,423	0.0
14,800		Toho Co., Ltd.	491,617	0.0
17,205		Toyota Industries Corp.	798,598	0.1
282,558		Toyota Motor Corp.	16,390,185	1.2
53,458		TUI AG	759,630	0.1
25,026		USS Co., Ltd.	423,553	0.0
25,071		Valeo SA	1,463,371	0.1
123,461		Vivendi SA	2,491,762	0.2
3,398		Volkswagen AG	492,042	0.0
19,370		Whitbread PLC	983,067	0.1
101,853		William Hill PLC	401,808	0.0
138,496		WPP PLC	3,255,418	0.2
177,679	L	Wynn Macau Ltd.	296,584	0.0
78,637		Yamada Denki Co., Ltd.	390,046	0.0
19,807		Yamaha Corp.	641,179	0.1
29,204		Yamaha Motor Co., Ltd.	590,018	0.1
12,769		Yokohama Rubber Co., Ltd.	204,397	0.0
88,949		Yue Yuen Industrial Holdings	367,612	0.0
7,898	@	Zalando SE	329,991	0.0
			158,575,960	11.8

		Consumer Staples: 12.2%
68,180		Aeon Co., Ltd.	1,008,755	0.1
58,428		Ajinomoto Co., Inc.	1,302,736	0.1
85,207		Anheuser-Busch InBev Worldwide, Inc.	11,205,446	0.8
9,277		Aryzta AG	412,657	0.0
41,058		Asahi Group Holdings, Ltd.	1,495,630	0.1
37,210		Associated British Foods PLC	1,253,776	0.1
211		Barry Callebaut AG	280,812	0.0
10,253		Beiersdorf AG	967,817	0.1
197,657		British American Tobacco PLC	12,605,717	0.9
8,501		Calbee, Inc.	322,088	0.0
11,404		Carlsberg A/S	1,089,925	0.1
57,397		Carrefour S.A.	1,488,217	0.1
5,544		Casino Guichard Perrachon S.A.	269,851	0.0
59,336		Coca-Cola Amatil Ltd.	467,874	0.0
22,326		Coca-Cola European Partners PLC	889,030	0.1
19,634		Coca-Cola HBC AG	456,126	0.0
7,615	L	Colruyt S.A.	422,906	0.0
266,585		Diageo PLC	7,635,906	0.6
63,988		Distribuidora Internacional de Alimentacion SA	396,245	0.0
6,838		FamilyMart UNY Holdings Co., Ltd.	456,480	0.0
761,469		Golden Agri-Resources Ltd.	199,101	0.0
62,558		Danone	4,645,133	0.4
7,195	L	ICA Gruppen AB	237,675	0.0
10,491		Heineken Holding NV	840,498	0.1
24,269		Heineken NV	2,133,286	0.2
11,237		Henkel AG & Co. KGaA	1,310,623	0.1
102,503		Imperial Brands PLC	5,275,865	0.4
140,792		J Sainsbury PLC	448,429	0.0
115,202		Japan Tobacco, Inc.	4,715,820	0.4
27,926		Jeronimo Martins SGPS SA	484,005	0.0
53,575		Kao Corp.	3,029,025	0.2
7,297		Kerry Group PLC - KYG	607,899	0.0
10,093		Kerry Group PLC - KYGA	830,675	0.1
16,834		Kikkoman Corp.	539,139	0.0
87,056		Kirin Brewery Co., Ltd.	1,446,844	0.1
133,584		Koninklijke Ahold Delhaize NV	3,042,520	0.2
2,500		Kose Corp.	255,992	0.0
7,664		Lawson, Inc.	605,434	0.1
97	@	Lindt & Spruengli AG - PC	560,968	0.1
11		Lindt & Spruengli AG - Reg	750,751	0.1
26,918		L'Oreal S.A.	5,087,785	0.4
33,646		Marine Harvest	603,545	0.1
12,488		MEIJI Holdings Co., Ltd.	1,239,941	0.1
18,500		Metro AG	550,670	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
335,605		Nestle S.A.	$26,500,740	2.0
20,419		NH Foods Ltd.	493,270	0.0
24,867		Nisshin Seifun Group, Inc.	379,037	0.0
6,917		Nissin Food Products Co., Ltd.	420,410	0.0
22,579		Pernod Ricard SA	2,674,140	0.2
1,300		Pola Orbis Holdings, Inc.	116,372	0.0
68,045		Reckitt Benckiser Group PLC	6,406,055	0.5
2,550		Remy Cointreau SA	217,603	0.0
102,712		SABMiller PLC	5,982,888	0.5
80,471		Seven & I Holdings Co., Ltd.	3,804,290	0.3
37,362		Shiseido Co., Ltd.	989,559	0.1
2,800		Sundrug Co., Ltd.	235,030	0.0
15,334		Suntory Beverage & Food Ltd.	663,017	0.1
61,612		Svenska Cellulosa AB SCA	1,828,699	0.1
20,606		Swedish Match AB	756,070	0.1
44,600		Tate & Lyle PLC	432,919	0.0
860,019	@	Tesco PLC	2,036,904	0.2
10,488		Toyo Suisan Kaisha Ltd.	444,934	0.0
79,631		Treasury Wine Estates Ltd.	675,804	0.1
2,700		Tsuruha Holdings, Inc.	312,122	0.0
39,578		Uni-Charm Corp.	1,026,952	0.1
174,436		Unilever NV	8,036,873	0.6
137,291		Unilever PLC	6,496,588	0.5
118,040		Wesfarmers Ltd.	4,001,696	0.3
570,500	#	WH Group Ltd.	461,103	0.0
203,576		Wilmar International Ltd.	483,328	0.0
223,897		WM Morrison Supermarkets PLC	632,203	0.1
133,452		Woolworths Ltd.	2,389,295	0.2
9,785	L	Yakult Honsha Co., Ltd.	442,250	0.0
11,000		Yamazaki Baking Co., Ltd.	270,479	0.0
			163,480,247	12.2

		Energy: 4.7%
1,957,621		BP PLC	11,410,397	0.9
27,507		Caltex Australia Ltd.	727,252	0.1
267,724		ENI S.p.A.	3,858,001	0.3
45,304		Galp Energia SGPS SA	618,942	0.0
5,644		Idemitsu Kosan Co., Ltd.	116,854	0.0
100,616		Inpex Corp.	914,848	0.1
233,866		JX Holdings, Inc.	946,587	0.1
20,882	@	Lundin Petroleum AB	382,223	0.0
14,296		Neste Oyj	609,813	0.0
143,018		Oil Search Ltd.	787,676	0.1
15,933		OMV AG	458,746	0.0
188,231		Origin Energy Ltd.	793,829	0.1
30,009		Petrofac Ltd.	347,339	0.0
118,487		Repsol SA	1,609,564	0.1
440,279		Royal Dutch Shell PLC - Class A	10,953,162	0.8
405,168		Royal Dutch Shell PLC - Class B	10,504,205	0.8
636,206	@,L	Saipem S.p.A.	269,547	0.0
171,153		Santos Ltd.	482,392	0.0
22,519		Showa Shell Sekiyu KK	209,339	0.0
119,431		Statoil ASA	2,005,043	0.2
11,122		Technip S.A.	683,720	0.1
51,001		Tenaris S.A.	726,425	0.1
30,470		TonenGeneral Sekiyu KK	308,994	0.0
234,168	L	Total S.A.	11,137,224	0.8
77,731		Woodside Petroleum Ltd.	1,723,514	0.1
			62,585,636	4.7

		Financials: 21.9%
102,599		3i Group PLC	865,050	0.1
94,361		Aberdeen Asset Management PLC	398,281	0.0
19,436	#	ABN AMRO Group NV	401,864	0.0
45,443	@	Acom Co., Ltd.	214,242	0.0
22,488		Admiral Group PLC	596,852	0.1
189,059		Aegon NV	721,155	0.1
12,098		AEON Financial Service Co., Ltd.	211,765	0.0
12,042		Aeon Mall Co., Ltd.	190,202	0.0
21,682		Ageas	792,772	0.1
1,280,899		AIA Group Ltd.	8,613,718	0.6
48,906		Allianz SE	7,267,968	0.5
328,510		AMP Ltd.	1,335,518	0.1
128,682		Aozora Bank Ltd.	443,537	0.0
258,645		Ascendas Real Estate Investment Trust	478,877	0.0
79,962		Ashikaga Holdings Co. Ltd.	286,470	0.0
123,007		Assicurazioni Generali S.p.A.	1,501,179	0.1
21,977		ASX Ltd.	814,213	0.1
308,662		Australia & New Zealand Banking Group Ltd.	6,574,990	0.5
429,929		Aviva PLC	2,453,194	0.2
209,557		AXA S.A.	4,455,661	0.3
5,293		Baloise Holding AG	640,887	0.1
582,017		Banco de Sabadell SA	745,644	0.1
340,308		Banco Popular Espanol SA - Interim	421,189	0.0
1,538,252		Banco Santander SA	6,824,251	0.5
139,262		Bank Hapoalim BM	790,752	0.1
173,356	@	Bank Leumi Le-Israel BM	659,763	0.1
136,152		Bank of East Asia Ltd.	555,688	0.0
43,557		Bank of Kyoto Ltd.	318,830	0.0
42,609		Bank of Queensland Ltd.	373,189	0.0
503,462		Bankia SA	413,130	0.0
75,624		Bankinter S.A.	538,072	0.0
1,794,437		Barclays PLC	3,890,357	0.3
694,848		Banco Bilbao Vizcaya Argentaria S.A.	4,204,244	0.3
46,834		Bendigo Bank Ltd.	388,433	0.0
874,585	@	BGP Holdings PLC	–	–
113,367		BNP Paribas	5,830,901	0.4
391,917		BOC Hong Kong Holdings Ltd.	1,333,459	0.1
104,452		British Land Co. PLC	855,554	0.1
101,444		Capital Shopping Centres Group PLC	388,925	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
160,000		CapitaLand Commercial Trust	$187,127	0.0
297,996		CapitaLand Ltd.	703,500	0.1
296,801		CapitaLand Mall Trust	472,857	0.0
42,343		Challenger Ltd.	331,577	0.0
288,199		Cheung Kong Property Holdings Ltd.	2,119,950	0.2
71,266		Chiba Bank Ltd.	404,734	0.0
22,006		Chugoku Bank Ltd.	268,433	0.0
50,681		City Developments Ltd.	338,975	0.0
10,113		CNP Assurances	169,909	0.0
112,565		Commerzbank AG	727,281	0.1
180,716		Commonwealth Bank of Australia	10,077,319	0.8
120,809		Concordia Financial Group Ltd.	527,120	0.0
110,329		Credit Agricole SA	1,088,280	0.1
17,524		Credit Saison Co., Ltd.	290,938	0.0
188,509		Credit Suisse Group AG	2,477,505	0.2
342,534		CaixaBank SA	865,592	0.1
113,383		Dai-ichi Life Insurance Co., Ltd.	1,555,560	0.1
7,881		Daito Trust Construction Co., Ltd.	1,260,484	0.1
60,654		Daiwa House Industry Co., Ltd.	1,664,630	0.1
175,121		Daiwa Securities Group, Inc.	985,985	0.1
76,897		Danske Bank A/S	2,249,693	0.2
181,620		DBS Group Holdings Ltd.	2,060,815	0.2
146,492	@	Deutsche Bank AG	1,909,276	0.1
20,304	@	Deutsche Boerse AG	1,648,050	0.1
37,557		Deutsche Wohnen AG	1,366,635	0.1
110,927		Dexus Property Group	779,658	0.1
143,191		Direct Line Insurance Group PLC	676,393	0.1
102,225		DNB ASA	1,343,927	0.1
29,702		Erste Bank der Oesterreichischen Sparkassen AG	879,531	0.1
4,753		Eurazeo SA	275,739	0.0
11,951		Exor S.p.A.	483,915	0.0
251,541		First Pacific Co.	179,673	0.0
3,247		Fonciere Des Regions	302,569	0.0
79,719		Fukuoka Financial Group, Inc.	331,339	0.0
3,130		Gecina S.A.	493,258	0.0
22,766		Gjensidige Forsikring ASA	425,798	0.0
306,397		Global Logistic Properties Ltd.	422,629	0.0
200,981		Goodman Group	1,126,437	0.1
2,871,931	@	Governor & Co. of the Bank of Ireland	600,447	0.1
206,363		GPT Group	803,590	0.1
8,170		Groupe Bruxelles Lambert S.A.	725,197	0.1
49,047		Hachijuni Bank Ltd.	255,445	0.0
87,058		Hammerson PLC	662,574	0.1
253,823		Hang Lung Properties Ltd.	575,757	0.0
81,536		Hang Seng Bank Ltd.	1,463,676	0.1
6,427		Hannover Rueck SE	688,948	0.1
26,655		Hargreaves Lansdown PLC	438,906	0.0
123,231		Henderson Land Development Co., Ltd.	735,291	0.1
37,000		Hiroshima Bank Ltd.	153,476	0.0
121,788		Hong Kong Exchanges and Clearing Ltd.	3,223,162	0.2
83,333		Hongkong Land Holdings Ltd. - HKHGF	590,831	0.1
2,083,657		HSBC Holdings PLC	15,662,280	1.2
77,644		Hysan Development Co., Ltd.	365,319	0.0
3,958		Icade	308,837	0.0
64,008		ICAP PLC	385,474	0.0
8,717	@	Industrivarden AB	161,344	0.0
413,900		ING Groep NV	5,109,877	0.4
256,271		Insurance Australia Group Ltd.	1,079,280	0.1
1,385,380		Intesa Sanpaolo SpA - ISP	3,075,706	0.2
40,852	@	Intesa Sanpaolo SpA - ISPR	85,710	0.0
58,843	@	Investec PLC - INVP - GBP	358,691	0.0
48,312		Investor AB	1,766,514	0.1
26,756		Iyo Bank Ltd.	162,023	0.0
32,400		Japan Post Bank Co. Ltd.	385,003	0.0
38,900		Japan Post Holdings Co. Ltd.	489,021	0.0
98		Japan Prime Realty Investment Corp.	442,456	0.0
144		Japan Real Estate Investment Corp.	861,108	0.1
276		Japan Retail Fund Investment Corp.	680,718	0.1
23,973		Julius Baer Group Ltd.	977,187	0.1
26,407	@	KBC Group NV	1,541,539	0.1
72,560		Kerry Properties Ltd.	238,379	0.0
25,975		Kinnevik AB	662,458	0.1
20,009		Klepierre	918,477	0.1
18,400		Kyushu Financial Group, Inc.	125,367	0.0
625,971		Legal & General Group PLC	1,774,007	0.1
60,180		Lend Lease Corp., Ltd.	652,140	0.1
6,642,296		Lloyds Banking Group Plc	4,692,861	0.4
34,274		London Stock Exchange Group PLC	1,241,995	0.1
32,203		Macquarie Group Ltd.	2,036,664	0.2
107,391		Corp. Mapfre S.A.	300,462	0.0
263,348		Medibank Pvt Ltd.	501,675	0.0
60,627		Mediobanca S.p.A.	394,585	0.0
424,599		Mirvac Group	732,008	0.1
132,327		Mitsubishi Estate Co., Ltd.	2,483,324	0.2
1,351,306		Mitsubishi UFJ Financial Group, Inc.	6,845,833	0.5
59,976		Mitsubishi UFJ Lease & Finance Co., Ltd.	275,226	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
95,619		Mitsui Fudosan Co., Ltd.	$2,034,238	0.2
53,354		MS&AD Insurance Group Holdings, Inc.	1,487,041	0.1
2,509,861		Mizuho Financial Group, Inc.	4,230,216	0.3
17,794		Muenchener Rueckversicherungs-Gesellschaft AG	3,323,331	0.3
279,777		National Australia Bank Ltd.	6,014,090	0.5
100,290		Natixis SA	467,944	0.0
579,094		New World Development Ltd.	759,362	0.1
162		Nippon Prologis REIT, Inc.	409,738	0.0
157		Nippon Building Fund, Inc.	994,728	0.1
35,813		NKSJ Holdings, Inc.	1,061,405	0.1
34,201		NN Group NV	1,049,991	0.1
386,226		Nomura Holdings, Inc.	1,730,887	0.1
13,745		Nomura Real Estate Holdings, Inc.	232,337	0.0
345		Nomura Real Estate Master Fund, Inc.	575,412	0.0
321,917		Nordea Bank AB	3,196,789	0.2
525,926		Old Mutual PLC	1,378,566	0.1
132,163		ORIX Corp.	1,949,755	0.2
61,814		Osaka Securities Exchange Co. Ltd.	966,528	0.1
330,922		Oversea-Chinese Banking Corp.	2,109,019	0.2
2,448		Pargesa Holding SA	167,725	0.0
1,851	@	Partners Group	935,191	0.1
45,276	#	Poste Italiane SpA	310,638	0.0
13,361		Provident Financial PLC	524,621	0.0
276,191		Prudential PLC	4,895,917	0.4
144,607		QBE Insurance Group Ltd.	1,034,738	0.1
12,113	@	Raiffeisen International Bank Holding AG	184,375	0.0
238,313		Resona Holdings, Inc.	1,002,249	0.1
354,836	@	Royal Bank of Scotland Group PLC	821,466	0.1
112,741		RSA Insurance Group PLC	796,240	0.1
46,740		Sampo OYJ	2,076,551	0.2
23,870		SBI Holdings, Inc.	285,113	0.0
13,306		Schroders PLC	464,660	0.0
17,058		Scor S.A.	530,472	0.0
88,090		Segro PLC	517,533	0.0
67,407	L	Seven Bank Ltd.	215,897	0.0
188,940		Shinsei Bank Ltd.	286,513	0.0
57,181		Shizuoka Bank Ltd.	458,134	0.0
26,664		Hulic Co. Ltd.	272,434	0.0
99,551		Singapore Exchange Ltd.	542,998	0.0
344,626		Sino Land Co.	614,237	0.1
160,450		Skandinaviska Enskilda Banken AB	1,612,751	0.1
78,144		Societe Generale	2,703,348	0.2
15,098		Sony Financial Holdings, Inc.	207,925	0.0
42,033		St. James's Place PLC	515,955	0.0
350,903	@	Standard Chartered PLC	2,855,548	0.2
206,808		Standard Life PLC	921,296	0.1
135,851		Sumitomo Mitsui Financial Group, Inc.	4,588,994	0.3
34,485		Sumitomo Mitsui Trust Holdings, Inc.	1,126,680	0.1
39,496		Sumitomo Realty & Development Co., Ltd.	1,023,769	0.1
154,471		Sun Hung Kai Properties Ltd.	2,348,385	0.2
138,893		Suncorp Group Ltd.	1,295,788	0.1
109,000		Suntec Real Estate Investment Trust	137,447	0.0
21,761		Suruga Bank Ltd.	521,603	0.0
158,282		Svenska Handelsbanken AB	2,175,755	0.2
95,163		Swedbank AB	2,236,008	0.2
61,120		Swire Pacific Ltd.	661,945	0.1
135,825		Swire Properties Ltd.	399,484	0.0
3,339		Swiss Life Holding AG	865,878	0.1
6,697	@	Swiss Prime Site AG	588,127	0.1
36,122		Swiss Re Ltd.	3,262,483	0.2
62,711		T&D Holdings, Inc.	707,449	0.1
72,388		Tokio Marine Holdings, Inc.	2,776,078	0.2
23,411		Tokyo Tatemono Co., Ltd.	281,615	0.0
54,335		Tokyu Fudosan Holdings Corp.	295,480	0.0
6,685		Tryg A/S	134,320	0.0
392,331		UBS Group AG	5,359,422	0.4
10,474		Unibail-Rodamco SE	2,824,150	0.2
548,862		UniCredit SpA	1,279,357	0.1
101,428	L	Unione di Banche Italiane SCPA	233,770	0.0
100,871		UnipolSai SpA	164,240	0.0
132,756		United Overseas Bank Ltd.	1,841,829	0.1
302		United Urban Investment Corp.	549,318	0.0
50,531		Vonovia SE	1,915,598	0.1
3,215		Wendel	375,189	0.0
205,209		Westfield Corp.	1,535,498	0.1
353,494		Westpac Banking Corp.	8,042,765	0.6
99,504		Wheelock & Co., Ltd.	591,031	0.1
23,000	L	Yamaguchi Financial Group, Inc.	245,162	0.0
15,930		Zurich Insurance Group AG	4,108,253	0.3
			294,173,487	21.9

		Health Care: 10.9%
10,848		Actelion Ltd. - Reg	1,882,497	0.1
40,667		Al Noor Hospitals Group Plc	487,659	0.0
21,568		Alfresa Holdings Corp.	456,689	0.0
224,120		Astellas Pharma, Inc.	3,500,543	0.3
133,917		AstraZeneca PLC	8,671,328	0.7
87,685		Bayer AG	8,806,274	0.7
23,406		Chugai Pharmaceutical Co., Ltd.	845,991	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
7,040		Cochlear Ltd.	$763,088	0.1
12,805		Coloplast A/S	995,861	0.1
49,122		CSL Ltd.	4,039,336	0.3
9,600	@,L	CYBERDYNE, Inc.	150,353	0.0
66,193		Daiichi Sankyo Co., Ltd.	1,590,513	0.1
18,409	L	Dainippon Sumitomo Pharma Co., Ltd.	356,558	0.0
26,279		Eisai Co., Ltd.	1,643,581	0.1
22,038		Essilor International SA	2,842,818	0.2
40,947		Fresenius SE & Co. KGaA	3,270,927	0.2
23,220		Fresenius Medical Care AG & Co. KGaA	2,031,434	0.2
350		Galenica AG	372,198	0.0
5,874	@	Genmab A/S	1,005,352	0.1
22,967		Getinge AB	445,238	0.0
517,321		GlaxoSmithKline PLC	11,018,123	0.8
30,004		Grifols SA	646,747	0.1
137,880		Healthscope Ltd.	325,669	0.0
13,446		Hikma Pharmaceuticals PLC	351,231	0.0
5,429		Hisamitsu Pharmaceutical Co., Inc.	293,437	0.0
26,714		Kyowa Hakko Kogyo Co., Ltd.	421,955	0.0
5,649		Lonza Group AG	1,081,213	0.1
22,100		M3, Inc.	756,493	0.1
11,500		Medipal Holdings Corp.	199,343	0.0
13,557		Merck KGaA	1,462,332	0.1
3,932		Miraca Holdings, Inc.	196,063	0.0
25,613		Mitsubishi Tanabe Pharma Corp.	548,590	0.0
236,474		Novartis AG	18,662,606	1.4
197,516		Novo Nordisk A/S	8,232,213	0.6
28,757		Olympus Corp.	1,004,233	0.1
43,090		Ono Pharmaceutical Co., Ltd.	1,203,092	0.1
11,104		Orion Oyj	437,763	0.0
41,346		Otsuka Holdings Co. Ltd.	1,884,661	0.1
23,733	@	Qiagen NV	654,398	0.1
15,200		Ramsay Health Care Ltd.	924,903	0.1
74,147		Roche Holding AG	18,425,426	1.4
45,693		Ryman Healthcare Ltd.	320,746	0.0
124,098		Sanofi	9,450,228	0.7
42,045		Santen Pharmaceutical Co., Ltd.	620,852	0.0
31,332		Shionogi & Co., Ltd.	1,605,249	0.1
94,671		Shire PLC	6,121,695	0.5
93,501		Smith & Nephew PLC	1,508,011	0.1
42,494		Sonic Healthcare Ltd.	719,598	0.1
6,022		Sonova Holding AG - Reg	853,897	0.1
9,317		Suzuken Co., Ltd.	307,652	0.0
15,538		Sysmex Corp.	1,152,818	0.1
2,300		Taisho Pharmaceutical Holdings Co. Ltd.	235,732	0.0
75,862		Takeda Pharmaceutical Co., Ltd.	3,636,039	0.3
1,300	@,L	Taro Pharmaceuticals Industries	143,663	0.0
34,164		Terumo Corp.	1,314,139	0.1
97,185		Teva Phaemaceutical Industries Ltd.	4,510,833	0.3
13,091		UCB S.A.	1,013,324	0.1
9,845	@	William Demant Holding A/S	200,911	0.0
			146,604,116	10.9

		Industrials: 13.9%
212,385		ABB Ltd.	4,786,727	0.4
51,671		Abertis Infraestructuras S.A.	805,009	0.1
20,621		ACS Actividades de Construccion y Servicios S.A.	623,354	0.1
17,105		Adecco Group AG	964,136	0.1
7,070	#	Aena SA	1,043,607	0.1
16,571	@	AerCap Holdings NV	637,818	0.1
2,941		Aeroports de Paris	291,826	0.0
26,344		Aggreko PLC	324,781	0.0
30,736		Alfa Laval AB	481,875	0.0
141,895	L	ANA Holdings, Inc.	385,491	0.0
18,073	@	Alstom SA	478,223	0.0
40,389		Amada Holdings Co., Ltd.	420,139	0.0
8,945		Andritz AG	486,763	0.0
423		AP Moller - Maersk A/S - Class A	594,310	0.1
689		AP Moller - Maersk A/S - Class B	1,013,447	0.1
105,107		Asahi Glass Co., Ltd.	679,617	0.1
54,691		Ashtead Group PLC	898,805	0.1
107,161		Assa Abloy AB	2,176,189	0.2
42,216		Atlantia S.p.A	1,072,191	0.1
70,873		Atlas Copco - A	2,133,599	0.2
40,546		Atlas Copco - B	1,107,918	0.1
111,253		Auckland International Airport Ltd.	596,298	0.1
226,492		Aurizon Holdings Ltd.	818,915	0.1
25,100		Babcock International Group	336,037	0.0
335,227		BAE Systems PLC	2,277,275	0.2
82,988	L	Bollore Investissement	288,900	0.0
20,996		Bouygues S.A.	696,300	0.1
173,480		Brambles Ltd.	1,599,060	0.1
16,405		Brenntag AG	896,520	0.1
35,593		Bunzl PLC	1,049,576	0.1
28,039		Bureau Veritas SA	601,581	0.1
64,288		Capita Group PLC	556,905	0.0
135,879		Cathay Pacific Airways Ltd.	189,950	0.0
15,328		Central Japan Railway Co.	2,624,231	0.2
50,728		Cie de Saint-Gobain	2,195,013	0.2
11,527		CIMIC Group Ltd.	255,295	0.0
284,199		CK Hutchison Holdings Ltd.	3,632,702	0.3
98,517		CNH Industrial NV	705,431	0.1
187,398	@	Cobham PLC	407,682	0.0
240,302		ComfortDelgro Corp., Ltd.	497,061	0.0
61,748		Dai Nippon Printing Co., Ltd.	605,726	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
22,698		Daikin Industries Ltd.	$2,118,083	0.2
8,231		DCC PLC	747,836	0.1
26,607	L	Deutsche Lufthansa AG	296,626	0.0
100,273		Deutsche Post AG	3,139,413	0.2
22,274		DSV A/S	1,111,365	0.1
34,833		East Japan Railway Co.	3,144,168	0.2
18,274		easyJet PLC	238,274	0.0
21,858		Edenred	510,773	0.0
4,629		Eiffage SA	359,742	0.0
63,002		Airbus Group SE	3,821,165	0.3
101,488		Experian PLC	2,027,513	0.2
20,293		Fanuc Ltd.	3,427,802	0.3
50,331		Ferrovial SA	1,071,691	0.1
45,220	@	Finmeccanica S.p.A.	512,557	0.0
3,751		Fraport AG Frankfurt Airport Services Worldwide	205,294	0.0
67,617		Fuji Electric Holdings Co., Ltd.	310,755	0.0
165,859		Group 4 Securicor PLC	489,070	0.0
19,929		GEA Group AG	1,107,998	0.1
4,026		Geberit AG - Reg	1,764,759	0.1
48,579		Groupe Eurotunnel S.A.	526,230	0.0
26,357		Hankyu Hanshin Holdings, Inc.	908,761	0.1
28,583		Hexagon AB	1,248,266	0.1
29,132		Hino Motors Ltd.	311,252	0.0
12,410	L	Hitachi Construction Machinery Co., Ltd.	247,469	0.0
1,346		Hochtief AG	189,955	0.0
4,600		Hoshizaki Electric Co., Ltd.	419,777	0.0
575,673		Hutchison Port Holdings Trust	256,175	0.0
158,424	L	IHI Corp.	460,413	0.0
31,108		IMI PLC	432,933	0.0
86,116		International Consolidated Airlines Group SA	446,820	0.0
17,876		Intertek Group PLC	806,987	0.1
12,943		ISS A/S	537,843	0.0
162,816		Itochu Corp.	2,049,783	0.2
13,778		Japan Airlines Co. Ltd.	405,011	0.0
3,600	L	Japan Airport Terminal Co., Ltd.	137,658	0.0
24,704		Jardine Matheson Holdings Ltd.	1,497,309	0.1
24,639		JGC Corp.	428,929	0.0
29,392		LIXIL Group Corp.	629,682	0.1
24,765		JTEKT Corp.	371,970	0.0
98,909		Kajima Corp.	692,153	0.1
29,520		Kamigumi Co., Ltd.	257,531	0.0
143,535		Kawasaki Heavy Industries Ltd.	444,703	0.0
40,000		Keihan Holdings Co., Ltd.	279,763	0.0
53,217		Keihin Electric Express Railway Co., Ltd.	555,292	0.0
67,343		Keio Corp.	588,899	0.1
15,998		Keisei Electric Railway Co., Ltd.	399,988	0.0
159,804		Keppel Corp., Ltd.	636,023	0.1
207,972		Kintetsu Group Holdings Co., Ltd.	872,852	0.1
98,083		Komatsu Ltd.	2,249,947	0.2
34,882		Kone OYJ	1,770,865	0.1
104,274		Koninklijke Philips NV	3,085,439	0.2
9,504		Boskalis Westminster NV	338,256	0.0
8,090		Koninklijke Vopak NV	424,298	0.0
115,322		Kubota Corp.	1,745,458	0.1
5,741		Kuehne & Nagel International AG	834,318	0.1
11,248		Kurita Water Industries Ltd.	267,268	0.0
28,213		Legrand S.A.	1,663,140	0.1
4,300		Mabuchi Motor Co., Ltd.	238,610	0.0
12,504		Makita Corp.	890,908	0.1
3,305		MAN SE	348,590	0.0
181,256	L	Marubeni Corp.	931,130	0.1
84,034		Meggitt PLC	490,479	0.0
12,260		Metso OYJ	357,779	0.0
32,000	L	Minebea Co., Ltd.	302,645	0.0
147,593		Mitsubishi Corp.	3,364,540	0.3
205,361		Mitsubishi Electric Corp.	2,632,052	0.2
316,193		Mitsubishi Heavy Industries Ltd.	1,322,669	0.1
14,490		Mitsubishi Logistics Corp.	209,564	0.0
181,701		Mitsui & Co., Ltd.	2,518,174	0.2
124,930		Mitsui OSK Lines Ltd.	290,512	0.0
146,144		MTR Corp.	807,595	0.1
13,521		Nabtesco Corp.	383,058	0.0
102,000		Nagoya Railroad Co., Ltd.	555,048	0.0
28,769		NGK Insulators Ltd.	597,836	0.1
24,192		Nidec Corp.	2,236,143	0.2
93,220		Nippon Express Co., Ltd.	435,802	0.0
192,030		Nippon Yusen KK	359,544	0.0
711,111	@	Noble Group Ltd.	80,129	0.0
48,849		NSK Ltd.	500,837	0.0
132,137		NWS Holdings Ltd.	221,436	0.0
73,015		Obayashi Corp.	724,220	0.1
8,210	@,L	OCI	120,999	0.0
34,326	L	Odakyu Electric Railway Co., Ltd.	764,342	0.1
81,832		Orkla ASA	847,391	0.1
9,658		Osram Licht AG	567,376	0.0
11,799		Park24 Co., Ltd.	383,738	0.0
21,990		Prysmian S.p.A.	575,822	0.0
51,328		Qantas Airways Ltd.	123,280	0.0
12,661		Randstad Holdings NV	575,730	0.0
33,500		Recruit Holdings Co. Ltd.	1,366,572	0.1
120,662		Relx PLC	2,288,160	0.2
30,576		Rexel SA	468,377	0.0
192,592		Rolls-Royce Holdings PLC	1,796,816	0.1
74,647		Royal Mail PLC	473,679	0.0
32,728		Safran S.A.	2,353,880	0.2
115,562		Sandvik AB	1,271,610	0.1
4,939	@	Schindler Holding AG - Part Cert	927,458	0.1
2,262		Schindler Holding AG - Reg	428,441	0.0

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
59,679		Schneider Electric SE	$4,151,523	0.3
22,706		Secom Co., Ltd.	1,695,555	0.1
34,688		Securitas AB	580,920	0.0
39,012		Seek Ltd.	467,678	0.0
14,100		Seibu Holdings, Inc.	232,765	0.0
115,094		SembCorp Industries Ltd.	220,261	0.0
89,438		SembCorp Marine Ltd.	86,234	0.0
596		SGS S.A.	1,335,502	0.1
66,692		Shimizu Corp.	596,060	0.1
81,575		Siemens AG	9,565,559	0.7
61,360		Singapore Airlines Ltd.	474,048	0.0
38,880		Skanska AB	908,343	0.1
41,293		SKF AB - B Shares	713,103	0.1
5,736		SMC Corp.	1,656,171	0.1
42,375		Smiths Group PLC	804,374	0.1
221,017		Snam Rete Gas S.p.A.	1,225,516	0.1
3,263		Societe BIC S.A.	482,435	0.0
6,400		Sohgo Security Services Co., Ltd.	343,954	0.0
189,406		Singapore Technologies Engineering Ltd.	450,524	0.0
120,255	L	Sumitomo Corp.	1,346,212	0.1
63,982		Sumitomo Heavy Industries	316,134	0.0
126,308		Sydney Airport	677,021	0.1
114,809		Taisei Corp.	861,328	0.1
10,923		Thales S.A.	1,005,805	0.1
13,878		THK Co., Ltd.	272,983	0.0
110,927		Tobu Railway Co., Ltd.	565,069	0.0
116,389		Tokyu Corp.	887,853	0.1
66,432		Toppan Printing Co., Ltd.	599,677	0.1
424,619	@,L	Toshiba Corp.	1,415,426	0.1
16,434	L	Toto Ltd.	621,322	0.1
25,754		Toyota Tsusho Corp.	598,516	0.1
212,629		Transurban Group - Stapled Security	1,858,234	0.1
25,967		Travis Perkins PLC	517,927	0.0
24,769		Vestas Wind Systems A/S	2,046,008	0.2
50,594		Vinci S.A.	3,874,426	0.3
161,942		Volvo AB - B Shares	1,849,033	0.1
16,123		Wartsila OYJ	725,843	0.1
21,708		Weir Group PLC	478,121	0.0
18,221		West Japan Railway Co.	1,130,326	0.1
26,923		Wolseley PLC	1,514,209	0.1
34,060		Wolters Kluwer NV	1,456,114	0.1
37,601		Yamato Holdings Co., Ltd.	876,464	0.1
19,542		Zardoya Otis SA	188,021	0.0
21,831		Zodiac Aerospace	531,317	0.0
			186,397,468	13.9

		Information Technology: 5.5%
17,700		Alps Electric Co., Ltd.	427,239	0.0
46,916		Amadeus IT Holding S.A.	2,341,728	0.2
26,300		ASM Pacific Technology Ltd.	217,695	0.0
37,192		ASML Holding NV	4,075,927	0.3
9,338		Atos SE	1,005,322	0.1
96,619	#	Auto Trader Group PLC	507,921	0.0
27,686		Brother Industries Ltd.	486,764	0.0
111,893		Canon, Inc.	3,248,520	0.3
17,078		Cap Gemini SA	1,674,395	0.1
12,650	@	Check Point Software Technologies	981,766	0.1
51,901		Computershare Ltd.	411,656	0.0
14,201		Dassault Systemes SA	1,232,802	0.1
325,624		Telefonaktiebolaget LM Ericsson	2,351,098	0.2
47,960		Fuji Film Holdings Corp.	1,776,577	0.1
201,135		Fujitsu Ltd.	1,082,433	0.1
8,816		Gemalto NV	564,837	0.1
42,596	L	GungHo Online Entertainment, Inc.	104,667	0.0
17,442	L	Hamamatsu Photonics KK	536,611	0.0
3,680		Hirose Electric Co., Ltd.	483,855	0.0
3,000		Hitachi High-Technologies Corp.	120,093	0.0
511,956		Hitachi Ltd.	2,399,326	0.2
43,737		Hoya Corp.	1,759,445	0.1
119,708		Infineon Technologies AG	2,134,587	0.2
5,262		Ingenico Group SA	460,080	0.0
17,323		Kakaku.com, Inc.	313,683	0.0
4,822		Keyence Corp.	3,533,029	0.3
11,566	L	Konami Corp.	446,914	0.0
52,623		Konica Minolta Holdings, Inc.	445,628	0.0
33,994		Kyocera Corp.	1,633,523	0.1
4,200		Mixi, Inc.	152,170	0.0
17,780	@,L	Mobileye NV	756,895	0.1
20,448		Murata Manufacturing Co., Ltd.	2,669,141	0.2
288,207		NEC Corp.	743,354	0.1
15,200		Nexon Co. Ltd.	238,771	0.0
7,777		Nice Ltd.	517,842	0.0
11,694		Nintendo Co., Ltd.	3,131,100	0.2
45,414		Nippon Electric Glass Co., Ltd.	235,150	0.0
433,624		Nokia OYJ - Finland	2,513,452	0.2
172,697	@	Nokia OYJ - France	999,276	0.1
14,506		Nomura Research Institute Ltd.	500,662	0.0
14,884		NTT Data Corp.	743,372	0.1
30,376	@	NXP Semiconductor NV - NXPI - US	3,098,656	0.2
5,300		Obic Co., Ltd.	282,219	0.0
21,523	L	Omron Corp.	774,719	0.1
5,861		Otsuka Corp.	278,378	0.0
75,332		Ricoh Co., Ltd.	681,711	0.1
10,650		Rohm Co., Ltd.	561,366	0.1
115,450		Sage Group PLC	1,103,078	0.1
105,339		SAP SE	9,633,552	0.7
30,216		Seiko Epson Corp.	581,821	0.1
28,172		Shimadzu Corp.	429,948	0.0
63,899	L	STMicroelectronics NV	522,240	0.0
13,412		TDK Corp.	898,592	0.1
17,265		Tokyo Electron Ltd.	1,525,949	0.1
12,453		Trend Micro, Inc.	434,425	0.0
14,162		United Internet AG	627,196	0.1
186,584	#	Worldpay Group PLC	715,402	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
150,944		Yahoo! Japan Corp.	$602,087	0.1
25,742		Yaskawa Electric Corp.	385,021	0.0
23,173		Yokogawa Electric Corp.	308,707	0.0
			73,404,373	5.5

		Materials: 7.3%
41,269	L	Air Liquide SA	4,425,567	0.3
20,043		Air Water, Inc.	378,484	0.0
26,266		Akzo Nobel NV	1,776,639	0.1
290,935		Alumina Ltd.	327,550	0.0
126,508		Amcor Ltd.	1,473,479	0.1
147,413	@	Anglo American PLC	1,838,348	0.1
36,822		Antofagasta PLC	249,428	0.0
199,425	@	ArcelorMittal	1,216,172	0.1
7,067		Arkema SA	654,283	0.1
137,653		Asahi Kasei Corp.	1,096,979	0.1
95,843		BASF SE	8,206,628	0.6
339,570		BHP Billiton Ltd.	5,882,208	0.4
223,381		BHP Billiton PLC	3,359,312	0.3
27,543		Boliden AB	647,389	0.1
86,711		Boral Ltd.	451,069	0.0
9,262		Chr Hansen Holding A/S	551,688	0.0
6,008	#	Covestro AG	355,544	0.0
28,826		CRH PLC - Dublin	957,201	0.1
60,857		CRH PLC - London	2,014,606	0.2
13,544		Croda International PLC	611,159	0.1
33,384		Daicel Corp.	421,876	0.0
941		EMS-Chemie Holding AG	505,794	0.0
14,474		Evonik Industries AG	490,010	0.0
81,134		Fletcher Building Ltd.	635,398	0.1
164,163		Fortescue Metals Group Ltd.	628,347	0.1
24,474		Fresnillo PLC	574,258	0.0
975		Givaudan	1,987,751	0.2
1,292,932	@	Glencore PLC	3,540,254	0.3
15,012		HeidelbergCement AG	1,419,720	0.1
21,110		Hitachi Metals Ltd.	259,700	0.0
26,601		LafargeHolcim Ltd.	1,440,846	0.1
3,929		Imerys SA	283,782	0.0
182,588		Incitec Pivot Ltd.	396,841	0.0
50,293		Israel Chemicals Ltd.	195,920	0.0
49,856		James Hardie Industries SE	780,565	0.1
51,502		JFE Holdings, Inc.	752,881	0.1
19,743		Johnson Matthey PLC	842,119	0.1
20,435		JSR Corp.	321,187	0.0
20,042	L	K+S AG	380,573	0.0
20,000		Kaneka Corp.	158,349	0.0
26,553	L	Kansai Paint Co., Ltd.	582,058	0.0
32,677	@	Kobe Steel Ltd.	296,377	0.0
19,055		Koninklijke DSM NV	1,286,894	0.1
42,467		Kuraray Co., Ltd.	629,998	0.1
20,344		LafargeHolcim Ltd.	1,099,275	0.1
9,496		Lanxess	591,103	0.1
19,659		Linde AG	3,340,489	0.3
143,548		Mitsubishi Chemical Holdings Corp.	899,960	0.1
23,339		Mitsubishi Gas Chemical Co., Inc.	334,146	0.0
11,852		Mitsubishi Materials Corp.	324,167	0.0
99,074		Mitsui Chemicals, Inc.	471,270	0.0
33,504		Mondi PLC	703,915	0.1
80,873		Newcrest Mining Ltd.	1,365,150	0.1
15,717	L	Nippon Paint Co., Ltd.	525,935	0.0
81,180		Nippon Steel & Sumitomo Metal Corp.	1,665,846	0.1
17,442		Nitto Denko Corp.	1,132,785	0.1
135,114		Norsk Hydro ASA	584,201	0.0
25,884		Novozymes A/S	1,141,637	0.1
96,826		OJI Paper Co., Ltd.	383,774	0.0
39,261		Orica Ltd.	459,932	0.0
9,817		Randgold Resources Ltd.	983,894	0.1
44,624		Rio Tinto Ltd.	1,775,167	0.1
132,057		Rio Tinto PLC	4,389,052	0.3
42,289		Shin-Etsu Chemical Co., Ltd.	2,950,624	0.2
237		Sika AG	1,154,688	0.1
7,801		Solvay S.A.	903,924	0.1
328,546		South32 Ltd.	612,154	0.1
242,587		South32 Ltd. - GBP	459,924	0.0
58,035		Stora Enso OYJ (Euro Denominated Security)	515,542	0.0
139,171		Sumitomo Chemical Co., Ltd.	618,394	0.1
53,561		Sumitomo Metal Mining Co., Ltd.	739,771	0.1
12,690		Symrise AG	930,621	0.1
9,917		Syngenta AG	4,343,076	0.3
137,001		Taiheiyo Cement Corp.	394,215	0.0
16,725		Taiyo Nippon Sanso Corp.	174,506	0.0
21,301		Teijin Ltd.	413,241	0.0
39,078		ThyssenKrupp AG	933,691	0.1
154,903		Toray Industries, Inc.	1,508,677	0.1
19,885		Toyo Seikan Kaisha Ltd.	351,552	0.0
10,826	L	Umicore	679,758	0.1
54,555		UPM-Kymmene OYJ	1,151,912	0.1
11,973		Voestalpine AG	413,920	0.0
18,321		Yara International ASA	610,511	0.1
			97,317,630	7.3

		Real Estate: 0.6%
143		Daiwa House REIT Investment Corp.	419,204	0.0
84,305		Land Securities Group PLC	1,155,288	0.1
240,532		Link REIT	1,775,630	0.1
558,925		Scentre Group	2,017,826	0.1
263,493		Stockland	965,024	0.1
372,247		Vicinity Centres	907,824	0.1
152,857		Wharf Holdings Ltd.	1,121,446	0.1
			8,362,242	0.6

		Telecommunication Services: 4.6%
15,452		Proximus SADP	462,264	0.0
230,545		Bezeq Israeli Telecommunication Corp., Ltd.	434,988	0.0
902,518		BT Group PLC	4,540,832	0.3
346,458		Deutsche Telekom AG	5,820,703	0.4
17,002		Elisa OYJ	626,583	0.1

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Telecommunication Services: (continued)
208,124		Orange SA	$3,260,810	0.3
320,867		HKT Trust / HKT Ltd.	451,739	0.0
2,798		Iliad SA	587,406	0.1
47,931		Inmarsat PLC	436,950	0.0
194,301		KDDI Corp.	6,019,836	0.5
338,976		Koninklijke KPN NV	1,124,641	0.1
7,228		Millicom International Cellular S.A.	374,493	0.0
73,898		Nippon Telegraph & Telephone Corp.	3,379,798	0.3
147,854		NTT DoCoMo, Inc.	3,755,937	0.3
234,000		PCCW Ltd.	144,124	0.0
861,150		Singapore Telecommunications Ltd.	2,518,771	0.2
101,446	L	SoftBank Group Corp.	6,574,574	0.5
2,726		Swisscom AG	1,296,676	0.1
92,518		TDC A/S	544,874	0.0
33,192		Tele2 AB	286,516	0.0
205,039		Spark New Zealand Ltd.	539,439	0.0
1,150,584	@	Telecom Italia S.p.A. - TIT	956,027	0.1
644,469	@	Telecom Italia S.p.A. - TITR	437,496	0.0
53,237		Telefonica Deutschland Holding AG	214,648	0.0
474,290	@	Telefonica S.A.	4,796,541	0.4
79,292		Telenor ASA	1,363,497	0.1
270,820		Telia Co. AB	1,213,026	0.1
437,554		Telstra Corp., Ltd.	1,744,581	0.1
32,605		TPG Telecom Ltd.	216,361	0.0
40,500		Vocus Communications Ltd.	194,231	0.0
2,825,880		Vodafone Group PLC	8,104,370	0.6
			62,422,732	4.6

		Utilities: 3.5%
76,528		AGL Energy Ltd.	1,120,396	0.1
113,263		APA Group	742,050	0.1
539,534		Centrica PLC	1,595,265	0.1
74,402		Cheung Kong Infrastructure Holdings Ltd.	641,712	0.0
72,342		Chubu Electric Power Co., Inc.	1,052,610	0.1
35,272	L	Chugoku Electric Power Co., Inc.	443,522	0.0
180,365		CLP Holdings Ltd.	1,868,051	0.1
80,930		Contact Energy Ltd.	297,041	0.0
136,320		DUET Group	262,458	0.0
212,568		E.ON AG	1,510,833	0.1
15,642		Electric Power Development Co., Ltd.	375,945	0.0
23,972		Electricite de France SA	291,794	0.0
24,342		Enagas	732,267	0.1
28,013		Endesa S.A.	600,594	0.0
845,521		Enel S.p.A.	3,768,272	0.3
258,319		EDP - Energias de Portugal SA	866,925	0.1
44,668		Fortum OYJ	721,835	0.1
35,965		Gas Natural SDG S.A.	739,375	0.1
154,955		Engie SA	2,402,545	0.2
68,500	#	HK Electric Investments & HK Electric Investments Ltd.	67,158	0.0
16,681	L	Hokuriku Electric Power Co.	203,275	0.0
825,798		Hong Kong & China Gas	1,568,024	0.1
150,845		Power Assets Holdings Ltd.	1,476,120	0.1
592,373		Iberdrola S.A.	4,027,804	0.3
77,462	@	Kansai Electric Power Co., Inc.	704,702	0.1
50,660	L	Kyushu Electric Power Co., Inc.	475,507	0.0
131,000		Meridian Energy Ltd.	248,342	0.0
401,770		National Grid PLC	5,674,098	0.4
214,828		Osaka Gas Co., Ltd.	901,036	0.1
48,116		Red Electrica Corp. SA	1,038,182	0.1
53,685	@	RWE AG	927,119	0.1
105,927		SSE PLC	2,150,912	0.2
25,278		Severn Trent PLC	820,213	0.1
21,044	@	Shikoku Electric Power Co., Inc.	208,105	0.0
31,168		Suez	515,061	0.0
169,206		Terna S.p.A	872,185	0.1
22,000		Toho Gas Co., Ltd.	206,012	0.0
51,013		Tohoku Electric Power Co., Inc.	665,258	0.0
158,966	@	Tokyo Electric Power Co., Inc.	688,626	0.0
223,361		Tokyo Gas Co., Ltd.	993,738	0.1
71,071		United Utilities Group PLC	923,118	0.1
47,885		Veolia Environnement	1,103,353	0.1
			46,491,438	3.5

	Total Common Stock
	(Cost $1,269,588,826)		1,299,815,329	96.9

PREFERRED STOCK: 0.5%
		Consumer Discretionary: 0.3%
5,486		Bayerische Motoren Werke AG	404,893	0.0
15,539		Porsche AG	794,868	0.1
19,816		Volkswagen AG	2,610,423	0.2
			3,810,184	0.3

		Consumer Staples: 0.2%
18,405		Henkel AG & Co. KGaA	2,504,953	0.2

		Materials: 0.0%
7,773		Fuchs Petrolub AG	354,889	0.0

	Total Preferred Stock
	(Cost $7,397,234)		6,670,026	0.5

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
RIGHTS: 0.0%
		Materials: 0.0%
12	@,L	Air Liquide SA	$35	0.0

	Total Rights
	(Cost $–)		35	0.0

	Total Long-Term Investments
	(Cost $1,276,986,060)		1,306,485,390	97.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.3%
	Securities Lending Collateralcc: 3.1%
9,996,401	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $9,996,845, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $10,196,329, due 11/01/16-07/20/66)	9,996,401	0.7
9,996,401	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $9,996,828, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $10,196,329, due 10/13/16-09/09/49)	9,996,401	0.8
2,103,950	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $2,104,036, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $2,146,029, due 03/01/26-09/01/46)	2,103,950	0.2
9,996,401	Nomura Securities, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $9,996,828, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $10,196,329, due 04/15/17-02/20/63)	9,996,401	0.7
9,996,400	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $9,996,893, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $10,196,806, due 04/15/18-09/09/49)	9,996,400	0.7
		42,089,553	3.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
29,628,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $29,628,000)	29,628,000	2.2

	Total Short-Term Investments
	(Cost $71,717,553)	71,717,553	5.3

	Total Investments in Securities (Cost $1,348,703,613)	$1,378,202,943	102.7
	Liabilities in Excess of Other Assets	(36,588,142)	(2.7)
	Net Assets	$1,341,614,801	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $1,362,344,472.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$181,622,782
Gross Unrealized Depreciation	(165,764,311)

Net Unrealized Appreciation	$15,858,471

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$275,285	$158,300,675	$–	$158,575,960
Consumer Staples	1,358,650	162,121,597	–	163,480,247
Energy	–	62,585,636	–	62,585,636
Financials	5,109,877	289,063,610	–	294,173,487
Health Care	143,663	146,460,453	–	146,604,116
Industrials	2,391,302	184,006,166	–	186,397,468
Information Technology	4,837,317	68,567,056	–	73,404,373
Materials	–	97,317,630	–	97,317,630
Real Estate	–	8,362,242	–	8,362,242
Telecommunication Services	451,739	61,970,993	–	62,422,732
Utilities	–	46,491,438	–	46,491,438
Total Common Stock	14,567,833	1,285,247,496	–	1,299,815,329
Preferred Stock	–	6,670,026	–	6,670,026
Rights	35	–	–	35
Short-Term Investments	29,628,000	42,089,553	–	71,717,553
Total Investments, at fair value	$44,195,868	$1,334,007,075	$–	$1,378,202,943
Other Financial Instruments+
Futures	585,657	–	–	585,657
Total Assets	$44,781,525	$1,334,007,075	$–	$1,378,788,600

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2016, the following futures contracts were outstanding for Voya International Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	391	12/16/16	$33,365,985	$585,657
			$33,365,985	$585,657

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$585,657
Total Asset Derivatives		$585,657

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Consumer Discretionary: 19.4%
2,000		ABC-Mart, Inc.	$136,198	0.1
4,400		Accordia Golf Co., Ltd.	44,888	0.0
3,000		Adastria Co. Ltd	68,925	0.0
700		Aeon Fantasy Co., Ltd.	20,020	0.0
3,600		Aisan Industry Co., Ltd.	28,569	0.0
15,970		Aisin Seiki Co., Ltd.	731,645	0.3
8,000	@,L	Akebono Brake Industry Co., Ltd.	16,088	0.0
1,400		Alpen Co., Ltd.	25,272	0.0
4,000		Alpine Electronics, Inc.	52,916	0.0
500		Amiyaki Tei Co., Ltd.	18,280	0.0
1,100		Amuse, Inc.	20,273	0.0
3,300		AOKI Holdings, Inc.	37,367	0.0
3,000		Aoyama Trading Co., Ltd.	103,757	0.1
800		Arata Corp.	18,126	0.0
3,000		Arc Land Sakamoto Co., Ltd.	33,688	0.0
1,200		Asahi Co., Ltd.	14,930	0.0
2,800		Asatsu-DK, Inc.	74,581	0.0
15,500		Asics Corp.	312,299	0.1
2,000	L	Askul Corp.	75,863	0.0
18,000		Atsugi Co., Ltd.	19,068	0.0
5,700	L	Autobacs Seven Co., Ltd.	81,741	0.0
3,200		Avex Group Holdings, Inc.	43,568	0.0
3,700		Belluna Co., Ltd.	22,892	0.0
5,400		Benesse Holdings, Inc.	137,923	0.1
6,400		Best Denki Co., Ltd.	6,914	0.0
8,900		BIC Camera, Inc.	73,993	0.0
55,100		Bridgestone Corp.	2,030,092	0.7
13,000		Calsonic Kansei Corp.	120,425	0.1
1,400		Can Do Co., Ltd.	22,512	0.0
4,300		Canon Sales Co., Inc.	80,033	0.0
15,700	L	Casio Computer Co., Ltd.	219,816	0.1
700		Central Sports Co., Ltd.	16,649	0.0
1,900		Chiyoda Co., Ltd.	46,739	0.0
1,700		Chofu Seisakusho Co., Ltd.	44,678	0.0
1,200		Chori Co., Ltd.	17,681	0.0
9,000		Clarion Co., Ltd.	26,758	0.0
2,700		Cleanup Corp.	22,967	0.0
5,400	L	Colowide Co., Ltd.	98,648	0.0
4,200		Cookpad, Inc.	40,335	0.0
1,200		Corona Corp.	12,117	0.0
4,700		Create Restaurants Holdings, Inc.	47,860	0.0
8,800	L	CyberAgent, Inc.	261,619	0.1
2,500		Daido Metal Co., Ltd.	27,403	0.0
1,900		Daidoh Ltd.	7,704	0.0
2,900		Daiichikosho Co., Ltd.	118,408	0.1
1,300		Daikoku Denki Co., Ltd.	19,770	0.0
2,400		Daikyonishikawa Corp.	29,649	0.0
1,500		Dainichi Co., Ltd.	9,697	0.0
1,300		Daisyo Corp.	19,477	0.0
7,500		DCM Holdings Co., Ltd.	64,452	0.0
7,600		Dena Co., Ltd.	276,341	0.1
34,400		Denso Corp.	1,372,716	0.5
18,300		Dentsu, Inc.	931,427	0.3
4,100		Descente Ltd.	53,083	0.0
10,100		Don Quijote Holdings Co. Ltd.	370,521	0.1
1,900		Doshisha Co., Ltd.	39,901	0.0
2,900		Doutor Nichires Holdings Co., Ltd.	53,288	0.0
1,600		Dunlop Sports Co. Ltd.	16,168	0.0
5,000		Dynic Corp.	8,024	0.0
2,000		Eagle Industry Co., Ltd.	24,420	0.0
5,900		EDION Corp.	49,423	0.0
2,200		Exedy Corp.	55,932	0.0
1,400		Yondoshi Holdings, Inc.	32,538	0.0
2,600		Fast Retailing Co., Ltd.	837,264	0.3
2,600		FCC Co., Ltd.	55,940	0.0
2,200		Foster Electric Co., Ltd.	40,430	0.0
3,100		France Bed Holdings Co., Ltd.	27,007	0.0
1,200		F-Tech, Inc.	14,661	0.0
1,900		Fuji Co., Ltd.	38,333	0.0
49,400		Fuji Heavy Industries Ltd.	1,853,463	0.6
3,000		Fuji Kiko Co., Ltd.	10,688	0.0
5,000	L	Fuji Kyuko Co., Ltd.	58,545	0.0
15,900		Fuji Television Network, Inc.	216,005	0.1
1,000		Fujibo Holdings, Inc.	28,864	0.0
2,500		Fujikura Rubber Ltd.	11,473	0.0
7,000		Fujita Kanko, Inc.	24,757	0.0
5,000		Fujitsu General Ltd.	108,331	0.1
1,700		Funai Electric Co., Ltd.	13,953	0.0
2,000		Furukawa Battery Co., Ltd.	12,818	0.0
6,400		Futaba Industrial Co., Ltd.	31,850	0.0
8,000		Gakken Holdings Co., Ltd.	24,485	0.0
600		Genki Sushi Co., Ltd.	12,331	0.0
2,900		Geo Corp.	37,526	0.0
1,100		Globeride, Inc.	18,748	0.0
800		Goldwin, Inc.	42,054	0.0
1,000		Gourmet Kineya Co., Ltd.	9,703	0.0
4,900		Gulliver International Co., Ltd.	27,515	0.0
14,000		Gunze Ltd.	45,230	0.0
7,835		H2O Retailing Corp.	111,459	0.1
22,800		Hakuhodo DY Holdings, Inc.	267,219	0.1
30		Hakuyosha Co., Ltd.	707	0.0
2,000	L	Happinet Corp.	21,089	0.0
1,500		Hard Off Corp. Co., Ltd.	16,247	0.0
1,400		Haruyama Trading Co., Ltd.	10,532	0.0
20,600		Haseko Corp.	198,146	0.1
4,688	L	Heiwa Corp.	104,358	0.1
1,827		Hiday Hidaka Corp.	44,110	0.0
1,900		Hikari Tsushin, Inc.	176,435	0.1
3,000		Hiramatsu, Inc.	17,724	0.0
2,800		HIS Co., Ltd.	73,301	0.0
3,800		Hitachi Koki Co., Ltd.	27,654	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
140,600		Honda Motor Co., Ltd.	$4,057,758	1.3
2,010		Honeys Co., Ltd.	23,602	0.0
3,400		Hoosiers Holdings Co. Ltd.	17,636	0.0
1,600		Ichibanya Co., Ltd.	56,061	0.0
7,000		Ichikoh Industries Ltd.	20,967	0.0
14,320		Iida Group Holdings Co. Ltd.	288,157	0.1
2,500		Imasen Electric Industrial	21,644	0.0
1,400		Intage, Inc.	23,512	0.0
30,800	L	Isetan Mitsukoshi Holdings Ltd.	303,267	0.1
45,200		Isuzu Motors Ltd.	532,052	0.2
3,200		Izumi Co., Ltd.	137,895	0.1
19,900		J Front Retailing Co., Ltd.	260,570	0.1
3,000	@	Janome Sewing Machine Co., Ltd.	16,880	0.0
5,000		Japan Wool Textile Co., Ltd.	35,536	0.0
1,200	L	Jin Co. Ltd.	55,669	0.0
1,470		Joban Kosan Co. Ltd.	21,684	0.0
5,000		Joshin Denki Co., Ltd.	43,015	0.0
2,500		Joyful Honda Co. Ltd.	65,228	0.0
5,500	L	JP-Holdings, Inc.	15,148	0.0
13,370		JVC Kenwood Holdings, Inc.	33,680	0.0
5,186		Kadokawa Dwango Corp.	75,556	0.0
3,000	L	Kappa Create Co., Ltd.	35,696	0.0
2,500		Kasai Kogyo Co., Ltd.	26,114	0.0
1,000		Kawai Musical Instruments Manufacturing Co., Ltd.	17,550	0.0
18,000		KYB Co. Ltd.	80,517	0.0
3,900		Keihin Corp.	61,840	0.0
4,400		Keiyo Co., Ltd.	22,510	0.0
120,000	@	Kimuratan Corp.	8,284	0.0
11,000	@	KNT-CT Holdings Co., Ltd.	12,228	0.0
5,000	@	Kintetsu Department Store Co. Ltd	17,280	0.0
2,100	L	Kisoji Co., Ltd.	47,262	0.0
2,400		Kohnan Shoji Co., Ltd.	46,677	0.0
9,300		Koito Manufacturing Co., Ltd.	452,628	0.2
3,800	@	Kojima Co., Ltd.	8,289	0.0
4,000		Komatsu Seiren Co., Ltd.	25,530	0.0
2,500		Komeri Co., Ltd.	60,837	0.0
2,400		Konaka Co., Ltd.	11,252	0.0
1,900		Kourakuen Corp.	29,421	0.0
6,520		Ks Holdings Corp.	107,767	0.1
1,100		Kura Corp.	53,573	0.0
17,000		Kurabo Industries Ltd.	32,286	0.0
1,260	L	Kyoritsu Maintenance Co., Ltd.	78,883	0.0
500		LEC, Inc.	12,034	0.0
5,200		Look, Inc.	7,266	0.0
1,100		Mars Engineering Corp.	21,921	0.0
19,100	L	Marui Group Co., Ltd.	252,307	0.1
3,700		Matsuya Co., Ltd.	26,178	0.0
1,100		Matsuya Foods Co., Ltd.	34,233	0.0
49,600		Mazda Motor Corp.	760,952	0.3
2,500		Meiko Network Japan Co., Ltd.	22,238	0.0
1,800		Meiwa Estate Co., Ltd.	10,025	0.0
3,000		Misawa Homes Co., Ltd.	22,876	0.0
2,900		Mitsuba Corp.	38,228	0.0
62,000		Mitsubishi Motors Corp.	289,619	0.1
2,000		Mitsui Home Co., Ltd.	9,376	0.0
9,000		Mizuno Corp.	48,211	0.0
600		Monogatari Corp.	26,726	0.0
2,300	L	MOS Food Services, Inc.	73,164	0.0
2,000		Musashi Seimitsu Industry Co., Ltd.	46,952	0.0
1,800		Nakayamafuku Co., Ltd.	14,062	0.0
16,200		Namco Bandai Holdings, Inc.	495,851	0.2
4,800	L	Next Co. Ltd	39,567	0.0
14,200		NGK Spark Plug Co., Ltd.	250,919	0.1
15,200		NHK Spring Co., Ltd.	147,352	0.1
10,000		Nice Holdings, Inc.	13,996	0.0
3,200		Nifco, Inc.	170,003	0.1
1,300		Nihon Eslead Corp.	13,317	0.0
29,100	L	Nikon Corp.	434,587	0.2
50	@	Nippon Columbia Co. Ltd.	313	0.0
1,800		Nippon Felt Co., Ltd.	9,024	0.0
900		Nippon Piston Ring Co., Ltd.	13,647	0.0
14,100		Nippon Television Network Corp.	239,365	0.1
3,300		Nishimatsuya Chain Co., Ltd.	50,160	0.0
212,300		Nissan Motor Co., Ltd.	2,082,424	0.7
7,400		Nissan Shatai Co., Ltd.	68,253	0.0
7,000		Nissei Build Kogyo Co., Ltd.	33,657	0.0
2,900	@	Nissen Holdings Co., Ltd.	2,069	0.0
8,700		Nisshinbo Industries, Inc.	86,308	0.0
3,500	L	Nissin Kogyo Co., Ltd.	53,307	0.0
6,700		Nitori Co., Ltd.	803,148	0.3
7,500		NOK Corp.	164,111	0.1
1,400		Noritsu Koki Co., Ltd.	9,697	0.0
1,600		Ohashi Technica, Inc.	20,025	0.0
1,200		Ohsho Food Service Corp.	47,133	0.0
11,000		Onward Kashiyama Co., Ltd.	79,274	0.0
17,600		Oriental Land Co., Ltd.	1,071,801	0.4
4,300		Pacific Industrial Co., Ltd.	49,341	0.0
1,000		PAL Group Holdings Co., Ltd.	23,222	0.0
2,600		Paltac Corp.	60,926	0.0
6,000		PanaHome Corp.	47,772	0.0
178,650		Panasonic Corp.	1,786,778	0.6
1,000		Parco Co., Ltd.	9,393	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
4,400		Paris Miki Holdings, Inc.	$19,171	0.0
1,100		PIA Corp.	24,797	0.0
900		Piolax, Inc.	56,118	0.0
26,100	@	Pioneer Corp.	56,790	0.0
1,900		Plenus Co., Ltd.	34,742	0.0
10,200		Press Kogyo Co., Ltd.	43,493	0.0
83,700		Rakuten, Inc.	1,092,562	0.4
1,300		Renaissance, Inc.	16,142	0.0
7,000		Resorttrust, Inc.	142,658	0.1
1,400		Right On Co., Ltd.	14,427	0.0
1,000		Riken Corp.	34,496	0.0
1,600		Ringer Hut Co., Ltd.	37,141	0.0
3,000		Rinnai Corp.	279,282	0.1
3,940		Riso Kyoiku Co. Ltd.	19,952	0.0
5,900		Round One Corp.	40,016	0.0
2,600		Royal Holdings Co., Ltd.	45,131	0.0
1,800		Ryohin Keikaku Co., Ltd.	363,526	0.1
2,800		Sagami Chain Co., Ltd.	33,999	0.0
2,700		Saizeriya Co., Ltd.	61,450	0.0
900		Sakai Ovex Co., Ltd.	17,174	0.0
600		San Holdings, Inc.	8,577	0.0
12,000	L	Sanden Holdings Corp.	35,900	0.0
5,200		Sangetsu Co., Ltd.	100,885	0.0
3,700		Sankyo Co., Ltd.	126,408	0.1
4,700		Sankyo Seiko Co., Ltd.	14,930	0.0
4,900	L	Sanrio Co., Ltd.	89,895	0.0
811,000	@,L	Sansui Electric Co., Ltd.	–	–
7,000	L	Sanyo Electric Railway Co. Ltd	35,990	0.0
11,000		Sanyo Shokai Ltd.	18,220	0.0
3,500		Scroll Corp.	12,969	0.0
16,800		Sega Sammy Holdings, Inc.	239,651	0.1
11,000		Seiko Holdings Corp.	34,711	0.0
4,200		Seiren Co., Ltd.	50,111	0.0
37,000		Sekisui Chemical Co., Ltd.	532,141	0.2
58,200		Sekisui House Ltd.	991,534	0.3
3,700		Senshukai Co., Ltd.	25,749	0.0
3,900		Shimachu Co., Ltd.	97,160	0.0
1,800		Shimamura Co., Ltd.	219,134	0.1
6,300		Shimano, Inc.	935,699	0.3
900		Shimojima Co., Ltd.	9,587	0.0
5,000		Shinyei Kaisha	5,763	0.0
1,400		Shobunsha Publications, Inc.	7,763	0.0
11,000		Shochiku Co., Ltd.	133,866	0.1
4,500		Showa Corp.	23,712	0.0
11,200		Sky Perfect Jsat Corp.	55,060	0.0
4,900		Skylark Co. Ltd.	66,035	0.0
110,412		Sony Corp.	3,658,015	1.2
1,400		St. Marc Holdings Co., Ltd.	38,378	0.0
11,200		Stanley Electric Co., Ltd.	302,823	0.1
14,500		Start Today Co. Ltd.	249,497	0.1
2,000		Starts Corp., Inc.	37,079	0.0
1,300		Studio Alice Co., Ltd.	28,542	0.0
5,000		Suminoe Textile Co., Ltd.	11,565	0.0
65,200		Sumitomo Electric Industries Ltd.	921,714	0.3
12,200		Sumitomo Forestry Co., Ltd.	163,281	0.1
15,100		Sumitomo Rubber Industries, Inc.	228,401	0.1
28,700	L	Suzuki Motor Corp.	961,307	0.3
7,000		T RAD Co., Ltd.	13,606	0.0
2,700		Tachi-S Co., Ltd.	43,843	0.0
1,900		Taiho Kogyo Co., Ltd.	20,957	0.0
1,400		Takamatsu Construction Group Co., Ltd.	32,427	0.0
22,000		Takashimaya Co., Ltd.	180,641	0.1
4,000	@,L	Takata Corp.	14,123	0.0
1,040		Take And Give Needs Co., Ltd.	4,770	0.0
2,000		Takihyo Co., Ltd.	8,436	0.0
1,600		Tamron Co., Ltd.	25,918	0.0
4,000		TBK Co., Ltd.	16,197	0.0
2,200		TPR Co., Ltd.	61,889	0.0
1,800		T-Gaia Corp.	25,761	0.0
2,400		Toa Corp./Hyogo	21,713	0.0
1,100		Toabo Corp.	5,502	0.0
7,000		Toei Co., Ltd.	56,743	0.0
11,100		Toho Co., Ltd.	368,713	0.1
4,800		Tokai Rika Co., Ltd.	93,986	0.0
3,000		Tokai Rubber Industries, Inc.	28,228	0.0
720		Token Corp.	53,647	0.0
9,300		Tokyo Broadcasting System, Inc.	145,628	0.1
2,250		Tokyo Derica Co. Ltd.	24,215	0.0
7,500		Tokyo Dome Corp.	70,201	0.0
14,000		Tokyotokeiba Co., Ltd.	27,878	0.0
5,700		Tomy Co., Ltd.	60,099	0.0
4,000		Nissan Tokyo Sales Holdings Co., Ltd.	9,004	0.0
3,300		Topre Corp.	69,423	0.0
2,200		Toridoll.corp	50,635	0.0
8,500		Toyo Tire & Rubber Co., Ltd.	119,552	0.1
5,800		Toyoda Gosei Co., Ltd.	134,850	0.1
5,600		Toyota Boshoku Corp.	125,353	0.1
14,100		Toyota Industries Corp.	654,474	0.2
199,182		Toyota Motor Corp.	11,483,172	3.7
3,700		TS Tech Co., Ltd.	93,696	0.0
7,350		TSI Holdings Co. Ltd.	42,749	0.0
1,000		Tsutsumi Jewelry Co., Ltd.	16,625	0.0
4,100		TV Asahi Corp.	75,617	0.0
1,700		Tv Tokyo Holdings Corp.	37,326	0.0
3,400		Unipres Corp.	60,031	0.0
2,400		United Arrows Ltd.	58,479	0.0
75,000	@	Unitika Ltd.	43,278	0.0
3,100		U-Shin Ltd.	22,194	0.0
19,800		USS Co., Ltd.	335,105	0.1
3,900		ValueCommerce Co. Ltd.	13,812	0.0
3,000		VT Holdings Co. Ltd.	15,965	0.0
10,000		Wacoal Holdings Corp.	112,879	0.1
2,100		WATAMI Co., Ltd.	23,103	0.0
800		Wowow, Inc.	22,027	0.0
2,500		Xebio Co., Ltd.	37,445	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
46,600		Yamada Denki Co., Ltd.	$231,140	0.1
20,000	@	Yamada SxL Home Co. Ltd	13,896	0.0
11,500		Yamaha Corp.	372,270	0.1
22,200		Yamaha Motor Co., Ltd.	448,514	0.2
1,500		Yellow Hat Ltd.	30,828	0.0
4,800	L	Yokohama Reito Co., Ltd.	51,012	0.0
9,900		Yokohama Rubber Co., Ltd.	158,472	0.1
5,000		Yomiuri Land Co., Ltd.	23,695	0.0
1,700		Yorozu Corp.	24,971	0.0
5,600	L	Yoshinoya D&C Co., Ltd.	80,341	0.0
2,400		Zenrin Co., Ltd.	42,648	0.0
8,400		Zensho Holdings Co., Ltd.	150,264	0.1
			60,610,144	19.4

		Consumer Staples: 9.2%
3,700		Aderans Co. Ltd.	16,586	0.0
63,445		Aeon Co., Ltd.	938,698	0.3
800		Aeon Hokkaido Corp.	4,288	0.0
2,000		Ain Pharmaciez, Inc.	136,165	0.1
36,800		Ajinomoto Co., Inc.	820,509	0.3
3,000		Arcs Co., Ltd.	75,080	0.0
1,600		Ariake Japan Co., Ltd.	86,194	0.0
2,300		Artnature, Inc.	14,731	0.0
32,700		Asahi Group Holdings, Ltd.	1,191,171	0.4
900		Belc Co., Ltd.	34,212	0.0
6,500		Calbee, Inc.	246,274	0.1
1,300		Cawachi Ltd.	31,498	0.0
2,300		Chubu Shiryo Co., Ltd.	16,760	0.0
6,470		Coca-Cola Central Japan Co., Ltd.	140,377	0.1
6,000		Coca-Cola West Co., Ltd.	167,928	0.1
1,620		Cocokara Fine Holdings, Inc.	62,416	0.0
900		Cosmos Pharmaceutical Corp.	193,235	0.1
2,400		Create SD Holdings	57,334	0.0
500		Daikokutenbussan Co., Ltd.	23,850	0.0
2,200		Ci:z Holdings Co. Ltd	63,193	0.0
900		Dydo Drinco, Inc.	50,020	0.0
5,800	@,L	Euglena Co. Ltd.	83,790	0.0
4,200		Ezaki Glico Co., Ltd.	255,095	0.1
6,890		FamilyMart UNY Holdings Co., Ltd.	459,951	0.2
3,900		Fancl Corp.	66,390	0.0
16,380		Feed One Holdings Co. Ltd.	18,854	0.0
5,000		Fuji Oil Co., Ltd.	102,486	0.0
1,800		Fujicco Co., Ltd.	41,424	0.0
11,000	@	Fujiya Co., Ltd.	21,965	0.0
400		Genky Stores, Inc.	16,043	0.0
1,400		Harashin Narus Holdings Co., Ltd.	48,812	0.0
1,200	@	Hayashikane Sangyo Co., Ltd.	10,184	0.0
3,300		Heiwado Co., Ltd.	64,450	0.0
1,900		Hokuto Corp.	34,209	0.0
6,000		House Foods Corp.	137,524	0.1
1,900		Inageya Co., Ltd.	26,850	0.0
5,400		Ito En Ltd.	192,155	0.1
400		Itochu-Shokuhin Co., Ltd.	16,048	0.0
10,870	@	Itoham Yonekyu Holdings, Inc.	113,506	0.0
96,900		Japan Tobacco, Inc.	3,966,624	1.3
800		J-Oil Mills, Inc.	28,463	0.0
6,600		Kagome Co., Ltd.	173,097	0.1
1,100		Kameda Seika Co. Ltd.	61,421	0.0
41,500		Kao Corp.	2,346,328	0.8
2,400		Kato Sangyo Co., Ltd.	56,857	0.0
9,100		Kewpie Corp.	281,739	0.1
1,800	L	KEY Coffee, Inc.	33,681	0.0
13,000		Kikkoman Corp.	416,349	0.1
75,400		Kirin Brewery Co., Ltd.	1,253,125	0.4
5,000		Kobayashi Pharmaceutical Co., Ltd.	261,180	0.1
900	L	Kobe Bussan Co. Ltd.	25,010	0.0
2,700		Kose Corp.	276,472	0.1
1,500		Kusuri No Aoki Co. Ltd.	76,738	0.0
1,100		Kyokuyo Co. Ltd.	29,873	0.0
5,900		Lawson, Inc.	466,083	0.2
1,100		Life Corp.	35,062	0.0
21,000		Lion Corp.	340,257	0.1
1,600		Mandom Corp.	73,241	0.0
10,000		Marudai Food Co., Ltd.	48,754	0.0
3,900		Maruha Nichiro Corp.	105,930	0.0
3,300		Matsumotokiyoshi Holdings Co., Ltd.	170,512	0.1
4,300		Megmilk Snow Brand Co., Ltd.	157,226	0.1
10,400		MEIJI Holdings Co., Ltd.	1,032,622	0.3
700		Meito Sangyo Co., Ltd.	9,212	0.0
1,012		Milbon Co., Ltd.	49,679	0.0
1,400		Ministop Co., Ltd.	24,177	0.0
1,700		Mitsubishi Shokuhin Co. Ltd.	55,230	0.0
1,600		Mitsui Sugar Co., Ltd.	38,613	0.0
15,000		Miyoshi Oil & Fat Co., Ltd.	18,732	0.0
3,300		Morinaga & Co., Ltd.	159,121	0.1
17,000		Morinaga Milk Industry Co., Ltd.	136,216	0.1
3,000		Morozoff Ltd.	13,058	0.0
1,000		Nagatanien Co., Ltd.	12,971	0.0
700		Nakamuraya Co., Ltd.	32,335	0.0
1,000		Natori Co., Ltd.	17,324	0.0
9,600		Nichirei Corp.	215,611	0.1
420		Nihon Chouzai Co., Ltd.	18,431	0.0
1,100		Nippon Beet Sugar Manufacturing Co., Ltd.	21,497	0.0
5,600		Nippon Flour Mills Co., Ltd.	86,083	0.0
13,000		NH Foods Ltd.	314,046	0.1
23,100		Nippon Suisan Kaisha Ltd.	99,358	0.0
10,000		Nisshin Oillio Group Ltd.	46,505	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
18,945		Nisshin Seifun Group, Inc.	$288,771	0.1
7,400		Nissin Food Products Co., Ltd.	449,767	0.2
1,000		Noevir Holdings Co. Ltd.	30,542	0.0
9,000		Oenon Holdings, Inc.	20,668	0.0
1,000		OIE Sangyo Co., Ltd.	9,326	0.0
3,000		Okuwa Co., Ltd.	28,092	0.0
9,000		Pigeon Corp.	272,602	0.1
1,700		Pola Orbis Holdings, Inc.	152,179	0.1
12,000	L	Prima Meat Packers Ltd.	43,362	0.0
2,600		Rock Field Co., Ltd.	38,809	0.0
1,100		S Foods, Inc.	28,813	0.0
2,700		Sakata Seed Corp.	68,472	0.0
1,100		San-A Co., Ltd.	55,134	0.0
6,000		Sapporo Holdings Ltd.	166,330	0.1
64,500		Seven & I Holdings Co., Ltd.	3,049,257	1.0
31,100		Shiseido Co., Ltd.	823,705	0.3
8,000		Showa Sangyo Co., Ltd.	41,871	0.0
1,000		Sogo Medical Co., Ltd.	32,635	0.0
2,000		ST Corp.	23,698	0.0
800		Starzen Co., Ltd.	40,763	0.0
2,800		Sugi Holdings Co., Ltd.	152,328	0.1
3,300		Sundrug Co., Ltd.	277,000	0.1
11,900		Suntory Beverage & Food Ltd.	514,537	0.2
13,000		Takara Holdings, Inc.	121,738	0.0
400		Tobu Store Co., Ltd.	11,097	0.0
1,200		Toho Co., Ltd./Hyogo	27,587	0.0
2,900		Torigoe Co., Ltd.	21,246	0.0
8,600		Toyo Suisan Kaisha Ltd.	364,840	0.1
3,600		Tsuruha Holdings, Inc.	416,162	0.1
33,200		Uni-Charm Corp.	861,458	0.3
4,780		United Super Markets Holdings, Inc.	47,192	0.0
3,500		Valor Co., Ltd.	98,717	0.0
1,000		Warabeya Nichiyo Co., Ltd.	20,964	0.0
1,420		Welcia Holdings Co. Ltd.	97,893	0.0
1,500		Yaizu Suisankagaku Industry Co., Ltd.	15,073	0.0
9,400	L	Yakult Honsha Co., Ltd.	424,849	0.1
1,400		Yamatane Corp.	18,599	0.0
230		Yamaya Corp.	3,403	0.0
13,000		Yamazaki Baking Co., Ltd.	319,657	0.1
1,800		Yaoko Co., Ltd.	71,201	0.0
1,000		Yomeishu Seizo Co., Ltd.	17,827	0.0
			28,733,262	9.2

		Energy: 0.8%
4,900	@	AOC Holdings, Inc.	15,430	0.0
5,300		Cosmo Energy Holdings Co. Ltd.	66,790	0.0
8,500		Idemitsu Kosan Co., Ltd.	175,985	0.1
91,900		Inpex Corp.	835,598	0.3
4,000		Itochu Enex Co., Ltd.	30,793	0.0
700	L	Japan Drilling Co. Ltd.	16,557	0.0
400		Japan Oil Transportation Co., Ltd.	8,872	0.0
2,700		Japan Petroleum Exploration Co.	59,788	0.0
192,010		JX Holdings, Inc.	777,172	0.3
2,800		Mitsuuroko Co., Ltd.	15,990	0.0
1,800		Modec, Inc.	32,138	0.0
24,400		Nippon Coke & Engineering Co., Ltd.	19,915	0.0
2,100		Nippon Gas Co., Ltd.	65,555	0.0
1,000		Sala Corp.	6,109	0.0
4,500		San-Ai Oil Co., Ltd.	30,690	0.0
3,600		Shinko Plantech Co., Ltd.	25,716	0.0
14,400		Showa Shell Sekiyu KK	133,864	0.0
1,000		Sinanen Holdings Co., Ltd.	20,547	0.0
26,000		TonenGeneral Sekiyu KK	263,664	0.1
9,000		Toyo Kanetsu K K	18,941	0.0
			2,620,114	0.8

		Financials: 15.1%
25,000		77 Bank Ltd.	102,335	0.0
31,100	@	Acom Co., Ltd.	146,622	0.1
10,400		AEON Financial Service Co., Ltd.	182,043	0.1
10,370		Aeon Mall Co., Ltd.	163,793	0.1
600		Aichi Bank Ltd.	29,213	0.0
26,700	@,L	Aiful Corp.	82,905	0.0
3,700		Airport Facilities Co., Ltd.	18,442	0.0
11,000		Akita Bank Ltd.	32,661	0.0
1,300		Anicom Holdings, Inc.	32,001	0.0
13,000		Aomori Bank Ltd.	41,296	0.0
98,000		Aozora Bank Ltd.	337,783	0.1
76,090		Ashikaga Holdings Co. Ltd.	272,596	0.1
16,500		Asset Managers Co., Ltd.	73,195	0.0
13,000		Awa Bank Ltd.	80,103	0.0
1,000		Bank of Iwate Ltd.	38,850	0.0
29,000		Bank of Kyoto Ltd.	212,275	0.1
1,300	L	Bank of Nagoya Ltd.	45,289	0.0
1,500		Bank of Okinawa Ltd.	44,731	0.0
11,000		Bank of Saga Ltd.	27,085	0.0
3,700		Bank of the Ryukyus Ltd.	43,902	0.0
3,700		Century Leasing System, Inc.	134,457	0.1
60,000		Chiba Bank Ltd.	340,752	0.1
5,200		Chiba Kogyo Bank Ltd.	20,818	0.0
10,700		Chugoku Bank Ltd.	130,520	0.1
800		Chukyo Bank Ltd.	18,108	0.0
107,928		Concordia Financial Group Ltd.	470,917	0.2
11,500		Credit Saison Co., Ltd.	190,926	0.1
4,200		Daibiru Corp.	38,300	0.0
99,000		Dai-ichi Life Insurance Co., Ltd.	1,358,232	0.4
25,000		Daikyo, Inc.	45,336	0.0
1,200		Daisan Bank Ltd.	19,728	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
20,000		Daishi Bank Ltd.	$76,877	0.0
13,000		Daito Bank Ltd.	21,764	0.0
6,500		Daito Trust Construction Co., Ltd.	1,039,607	0.3
51,760		Daiwa House Industry Co., Ltd.	1,420,537	0.5
143,000		Daiwa Securities Group, Inc.	805,134	0.3
800		eGuarantee, Inc.	22,038	0.0
2,000		Ehime Bank Ltd.	25,182	0.0
12,000		Eighteenth Bank Ltd.	35,596	0.0
11,800		FIDEA Holdings Co., Ltd.	18,548	0.0
5,700	L	Financial Products Group Co. Ltd.	53,014	0.0
14,000		Fukui Bank Ltd.	35,631	0.0
67,000		Fukuoka Financial Group, Inc.	278,475	0.1
34,000		Fukushima Bank Ltd.	30,303	0.0
1,800		Fuyo General Lease Co., Ltd.	89,513	0.0
2,000		GCA Savvian Corp.	14,364	0.0
1,420		Goldcrest Co., Ltd.	23,331	0.0
35,000		Gunma Bank Ltd.	158,999	0.1
28,300		Hachijuni Bank Ltd.	147,391	0.1
3,300		Heiwa Real Estate Co., Ltd.	47,576	0.0
47,000		Hiroshima Bank Ltd.	194,955	0.1
3,800	L	Hitachi Capital Corp.	80,795	0.0
18,000		Hokkoku Bank Ltd.	54,400	0.0
1,900		Hokuetsu Bank Ltd.	40,229	0.0
10,900		Hokugin Financial Group, Inc.	146,666	0.1
14,000		Hyakugo Bank Ltd.	50,693	0.0
18,000		Hyakujushi Bank Ltd.	54,953	0.0
3,200		IBJ Leasing Co., Ltd.	64,480	0.0
4,500		Ichiyoshi Securities Co., Ltd.	34,213	0.0
2,500		IwaiCosmo Holdings, Inc.	21,829	0.0
16,000		Iyo Bank Ltd.	96,889	0.0
9,000		Jaccs Co., Ltd.	34,568	0.0
2,600		Jafco Co., Ltd.	76,382	0.0
1,999	@	Japan Asia Investment Co., Ltd.	6,576	0.0
38,900		Japan Post Bank Co. Ltd.	462,241	0.2
47,700		Japan Post Holdings Co. Ltd.	599,648	0.2
6,300	L	Japan Post Insurance Co. Ltd.	137,755	0.1
8,111		Japan Securities Finance Co., Ltd.	35,113	0.0
21,100		Jimoto Holdings, Inc.	29,977	0.0
1,200	L	Jowa Holdings Co. Ltd	33,466	0.0
19,000		Juroku Bank Ltd.	54,266	0.0
13,000		kabu.com Securities Co., Ltd.	43,768	0.0
2,700		Kansai Urban Banking Corp.	27,602	0.0
4,200		Keihanshin Building Co. Ltd.	21,196	0.0
12,000		Keiyo Bank Ltd.	50,970	0.0
22,800		Kenedix, Inc.	101,694	0.0
800		Kita-Nippon Bank Ltd.	21,517	0.0
6,300		Kiyo Bank Ltd.	98,843	0.0
7,000		Kosei Securities Co., Ltd.	7,885	0.0
2,600		Kyokuto Securities Co., Ltd.	33,353	0.0
23,720		Kyushu Financial Group, Inc.	161,614	0.1
19,200		Leopalace21 Corp.	126,888	0.1
5,300		Marusan Securities Co., Ltd.	43,852	0.0
7,400	L	Matsui Securities Co., Ltd.	60,531	0.0
14,000	L	Michinoku Bank Ltd.	27,572	0.0
1,300		Mie Bank Ltd.	25,687	0.0
1,400		Minato Bank Ltd.	22,399	0.0
8,800		Mito Securities Co., Ltd.	20,894	0.0
115,000		Mitsubishi Estate Co., Ltd.	2,158,156	0.7
1,238,200		Mitsubishi UFJ Financial Group, Inc.	6,272,828	2.0
40,200		Mitsubishi UFJ Lease & Finance Co., Ltd.	184,475	0.1
82,000		Mitsui Fudosan Co., Ltd.	1,744,502	0.6
46,111		MS&AD Insurance Group Holdings, Inc.	1,285,170	0.4
12,000		Miyazaki Bank Ltd.	31,867	0.0
2,217,300		Mizuho Financial Group, Inc.	3,737,123	1.2
21,200	L	Monex Beans Holdings, Inc.	49,876	0.0
800		Money Square Holdings, Inc.	9,924	0.0
2,400		Musashino Bank Ltd.	60,720	0.0
600		Nagano Bank Ltd.	11,398	0.0
1,500		Nanto Bank Ltd.	53,077	0.0
55,000		Nishi-Nippon City Bank Ltd.	116,340	0.1
34,350		NKSJ Holdings, Inc.	1,018,045	0.3
297,100		Nomura Holdings, Inc.	1,331,465	0.4
10,200		Nomura Real Estate Holdings, Inc.	172,414	0.1
23,200		North Pacific Bank Ltd.	82,292	0.0
9,400		NTT Urban Development Corp.	90,814	0.0
22,000		Ogaki Kyoritsu Bank Ltd.	73,346	0.0
9,000		Oita Bank Ltd.	32,751	0.0
14,000		Okasan Securities Group, Inc.	72,037	0.0
2,300	L	Open House Co. Ltd.	49,363	0.0
59,100	@	Orient Corp.	113,130	0.0
109,100		ORIX Corp.	1,609,515	0.5
45,500		Osaka Securities Exchange Co. Ltd.	711,441	0.2
1,800		Pocket Card Co., Ltd.	9,228	0.0
700		Relo Holdings, Inc.	116,347	0.1
180,800		Resona Holdings, Inc.	760,373	0.3
1,300		Ricoh Leasing Co., Ltd.	35,988	0.0
9,200		San-In Godo Bank Ltd.	62,864	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
18,760		SBI Holdings, Inc.	$224,077	0.1
15,930		Senshu Ikeda Holdings, Inc.	70,140	0.0
58,700	L	Seven Bank Ltd.	188,010	0.1
14,000		Shiga Bank Ltd.	68,222	0.0
13,000		Shikoku Bank Ltd.	27,771	0.0
700		Shimizu Bank Ltd.	18,707	0.0
135,000		Shinsei Bank Ltd.	204,717	0.1
45,000		Shizuoka Bank Ltd.	360,540	0.1
32,300		Hulic Co. Ltd.	330,019	0.1
14,900		Sony Financial Holdings, Inc.	205,199	0.1
123,552		Sumitomo Mitsui Financial Group, Inc.	4,173,539	1.4
32,144		Sumitomo Mitsui Trust Holdings, Inc.	1,050,196	0.4
1,220		Sumitomo Real Estate Sales Co., Ltd.	24,914	0.0
37,000		Sumitomo Realty & Development Co., Ltd.	959,070	0.3
2,300		Sun Frontier Fudousan Co., Ltd.	23,240	0.0
14,800		Suruga Bank Ltd.	354,751	0.1
56,500		T&D Holdings, Inc.	637,382	0.2
7,000		Taiko Bank Ltd.	14,993	0.0
7,200		Takara Leben Co., Ltd.	48,699	0.0
6,000		TOC Co., Ltd.	50,112	0.0
10,000		Tochigi Bank Ltd.	40,609	0.0
13,000		Toho Bank Ltd.	45,757	0.0
18,000		Tohoku Bank Ltd.	25,479	0.0
17,600	L	Tokai Tokyo Financial Holdings	85,340	0.0
62,500		Tokio Marine Holdings, Inc.	2,396,874	0.8
5,000		Tokyo Rakutenchi Co., Ltd.	23,910	0.0
18,000		Tokyo Tatemono Co., Ltd.	216,525	0.1
7,000		Tokyo Theatres Co., Inc.	8,097	0.0
2,128		Tokyo TY Financial Group, Inc.	59,472	0.0
37,396		Tokyu Fudosan Holdings Corp.	203,364	0.1
1,100		Tomato Bank Ltd.	16,028	0.0
12,300		TOMONY Holdings, Inc.	57,294	0.0
3,600		Tosei Corp.	27,090	0.0
600		Tottori Bank Ltd.	9,730	0.0
26,000		Towa Bank Ltd.	22,961	0.0
11,000		Toyo Securities Co., Ltd.	19,731	0.0
10,300		Tsukuba Bank Ltd.	29,615	0.0
9,000	L	Yamagata Bank Ltd.	38,023	0.0
14,000		Yamaguchi Financial Group, Inc.	149,229	0.1
9,000		Yamanashi Chuo Bank Ltd.	38,834	0.0
4,200		Zenkoku Hosho Co. Ltd.	174,245	0.1
			47,104,827	15.1

		Health Care: 7.2%
19,500		Alfresa Holdings Corp.	412,900	0.1
1,400		As One Corp.	60,959	0.0
2,200		ASKA Pharmaceutical Co., Ltd.	40,462	0.0
177,800		Astellas Pharma, Inc.	2,777,069	0.9
2,200		BML, Inc.	57,898	0.0
16,300		Chugai Pharmaceutical Co., Ltd.	589,150	0.2
1,400		CMIC Co., Ltd.	21,269	0.0
900		Create Medic Co., Ltd.	8,192	0.0
54,900		Daiichi Sankyo Co., Ltd.	1,319,160	0.4
2,700	L	Daiken Medical Co. Ltd	20,255	0.0
11,900	L	Dainippon Sumitomo Pharma Co., Ltd.	230,488	0.1
1,060		Daito Pharmaceutical Co. Ltd.	24,952	0.0
1,600		Eiken Chemical Co., Ltd.	46,181	0.0
20,100		Eisai Co., Ltd.	1,257,125	0.4
2,100		EPS Holdings, Inc.	28,848	0.0
1,800		Falco Holdings Co. Ltd.	23,109	0.0
1,000		Fuso Pharmaceutical Industries Ltd.	27,615	0.0
5,100		Hisamitsu Pharmaceutical Co., Inc.	275,654	0.1
1,100		Hogy Medical Co., Ltd.	77,127	0.0
1,400	L	JCR Pharmaceuticals Co. Ltd.	36,463	0.0
8,000		Jeol Ltd.	32,269	0.0
2,900		Kaken Pharmaceutical Co., Ltd.	178,237	0.1
3,000		Kissei Pharmaceutical Co., Ltd.	80,214	0.0
4,400		Kyorin Co., Ltd.	99,818	0.0
19,600		Kyowa Hakko Kogyo Co., Ltd.	309,587	0.1
14,300		M3, Inc.	489,496	0.2
2,500		Mani, Inc.	56,060	0.0
15,500		Medipal Holdings Corp.	268,679	0.1
4,300		Miraca Holdings, Inc.	214,413	0.1
19,000		Mitsubishi Tanabe Pharma Corp.	406,950	0.1
1,200		Mochida Pharmaceutical Co., Ltd.	94,113	0.0
2,300		Nagaileben Co., Ltd.	51,169	0.0
3,100		NichiiGakkan Co., Ltd.	24,200	0.0
4,050		Nichi-iko Pharmaceutical Co., Ltd.	77,637	0.0
6,800		Nihon Kohden Corp.	165,275	0.1
6,500		Nikkiso Co., Ltd.	58,324	0.0
500		Nippon Chemiphar Co., Ltd.	21,051	0.0
3,900		Nippon Shinyaku Co., Ltd.	211,377	0.1
12,200		Nipro Corp.	155,159	0.1
1,400		Nissui Pharmaceutical Co., Ltd.	15,973	0.0
23,400		Olympus Corp.	817,160	0.3
37,300		Ono Pharmaceutical Co., Ltd.	1,041,433	0.3
35,200		Otsuka Holdings Co. Ltd.	1,604,510	0.5
1,700		Paramount Bed Holdings Co. Ltd.	64,268	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
2,800	@,L	PeptiDream, Inc.	$153,059	0.1
8,100		Rohto Pharmaceutical Co., Ltd.	139,761	0.1
30,200		Santen Pharmaceutical Co., Ltd.	445,945	0.2
2,800		Sawai Pharmaceutical Co., Ltd.	199,546	0.1
3,200		Seikagaku Corp.	52,611	0.0
1,700	@,L	Shin Nippon Biomedical Laboratories Ltd.	10,656	0.0
23,900		Shionogi & Co., Ltd.	1,224,481	0.4
3,300		Ship Healthcare Holdings, Inc.	101,419	0.0
7,130		Suzuken Co., Ltd.	235,436	0.1
12,200		Sysmex Corp.	905,160	0.3
1,500		Taiko Pharmaceutical Co. Ltd.	24,210	0.0
4,000		Taisho Pharmaceutical Holdings Co. Ltd.	409,968	0.1
3,800		Takara Bio, Inc.	63,948	0.0
65,200		Takeda Pharmaceutical Co., Ltd.	3,125,013	1.0
24,100		Terumo Corp.	927,021	0.3
5,100		Toho Holdings Co., Ltd.	108,219	0.1
1,000		Tokai Corp./Gifu	35,486	0.0
1,200		Torii Pharmaceutical Co., Ltd.	25,943	0.0
900		Towa Pharmaceutical Co., Ltd.	36,595	0.0
5,200		Tsukui Corp.	37,106	0.0
5,200		Tsumura & Co.	148,033	0.1
3,100		Vital KSK Holdings, Inc.	32,848	0.0
3,300		ZERIA Pharmaceutical Co., Ltd.	55,988	0.0
			22,370,700	7.2

		Industrials: 21.0%
1,900		Advan Co., Ltd.	17,301	0.0
1,700		Aeon Delight Co., Ltd.	51,879	0.0
4,900		Aica Kogyo Co., Ltd.	130,343	0.1
2,900		Aichi Corp.	21,243	0.0
4,400		Aida Engineering Ltd.	35,233	0.0
289,000	L	ANA Holdings, Inc.	785,137	0.3
23,500		Amada Holdings Co., Ltd.	244,454	0.1
3,000		Anest Iwata Corp.	30,910	0.0
6,000	@	Arrk Corp.	4,416	0.0
5,200		Asahi Diamond Industrial Co., Ltd.	42,165	0.0
80,000		Asahi Glass Co., Ltd.	517,276	0.2
720		Asahi Kogyosha Co., Ltd.	20,525	0.0
7,000		Asanuma Corp.	15,262	0.0
1,500		Asunaro Aoki Construction Co., Ltd.	10,079	0.0
3,500		Bando Chemical Industries Ltd.	34,815	0.0
5,100		Bunka Shutter Co., Ltd.	40,533	0.0
18,000		Central Glass Co., Ltd.	70,889	0.0
14,000		Central Japan Railway Co.	2,396,871	0.8
1,200		Central Security Patrols Co., Ltd.	22,848	0.0
13,000		Chiyoda Corp.	107,042	0.1
1,100		Chiyoda Integre Co., Ltd.	22,392	0.0
2,300		Chudenko Corp.	46,529	0.0
9,000		Chugai Ro Co., Ltd.	17,812	0.0
4,700		CKD Corp.	56,907	0.0
7,600		COMSYS Holdings Corp.	135,039	0.1
2,600		Cosel Co., Ltd.	31,429	0.0
2,100		CTI Engineering Co., Ltd.	18,907	0.0
44,000		Dai Nippon Printing Co., Ltd.	431,624	0.2
4,000		Dai-Dan Co., Ltd.	31,358	0.0
8,600		Daifuku Co., Ltd.	157,920	0.1
10,000		Daihen Corp.	53,329	0.0
7,000		Daiho Corp.	38,792	0.0
5,000		Daiichi Jitsugyo Co., Ltd.	27,326	0.0
22,700		Daikin Industries Ltd.	2,118,270	0.7
3,500		Daiseki Co., Ltd.	68,337	0.0
3,100		Daiwa Industries Ltd.	28,059	0.0
1,900		Denyo Co., Ltd.	19,786	0.0
10,000	L	DMG Mori Co. Ltd.	104,330	0.0
900		Dream Incubator, Inc.	18,789	0.0
4,300		Duskin Co., Ltd.	80,153	0.0
28,300		East Japan Railway Co.	2,554,473	0.8
7,300		Ebara Corp.	216,129	0.1
700		Ebara Jitsugyo Co. Ltd.	8,494	0.0
700		Endo Lighting Corp.	5,572	0.0
15,800		Fanuc Ltd.	2,668,864	0.9
17,800		Fudo Tetra Corp.	30,087	0.0
47,000		Fuji Electric Holdings Co., Ltd.	216,003	0.1
5,100		Fuji Machine Manufacturing Co., Ltd.	59,005	0.0
23,000		Fujikura Ltd.	125,617	0.1
4,400		Fujitec Co., Ltd.	52,404	0.0
3,000		Fukuda Corp.	33,191	0.0
1,200		Fukushima Industries Corp.	39,329	0.0
8,000	L	Fukuyama Transporting Co., Ltd.	46,583	0.0
2,500	L	Fullcast Holdings Co., Ltd.	22,246	0.0
2,640		Funai Soken Holdings, Inc.	39,495	0.0
28,000		Furukawa Co., Ltd.	43,892	0.0
5,300		Furukawa Electric Co., Ltd.	144,208	0.1
2,700		Futaba Corp.	44,065	0.0
1,000		Gakujo Co., Ltd.	11,086	0.0
1,100		Gecoss Corp.	9,573	0.0
5,400		Glory Ltd.	178,060	0.1
30,000		GS Yuasa Corp.	123,641	0.1
1,500		Hamakyorex Co., Ltd.	27,039	0.0
20,700		Hankyu Hanshin Holdings, Inc.	713,713	0.2
16,000		Hanwa Co., Ltd.	97,144	0.0
12,200		Hazama Ando Corp.	74,268	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
2,200		Hibiya Engineering Ltd.	$36,193	0.0
22,100		Hino Motors Ltd.	236,121	0.1
2,700		Hisaka Works Ltd.	22,823	0.0
7,400	L	Hitachi Construction Machinery Co., Ltd.	147,564	0.1
3,300		Hitachi Transport System Ltd.	65,940	0.0
12,700		Hitachi Zosen Corp.	64,486	0.0
3,200		Hokuetsu Industries Co. Ltd.	21,311	0.0
3,500		Hoshizaki Electric Co., Ltd.	319,395	0.1
5,000		Hosokawa Micron Corp.	28,133	0.0
2,000		Howa Machinery Ltd.	10,420	0.0
3,000		Ichinen Holdings Co., Ltd.	28,468	0.0
2,400		Idec Corp.	22,276	0.0
121,000	L	IHI Corp.	351,651	0.1
9,900		Iino Kaiun Kaisha Ltd.	35,799	0.0
2,000		Inaba Denki Sangyo Co., Ltd.	72,292	0.0
2,200		Inaba Seisakusho Co., Ltd.	27,710	0.0
3,800		Inabata & Co., Ltd.	39,061	0.0
1,330		Inui Warehouse Co. Ltd.	12,823	0.0
19,000		Iseki & Co., Ltd.	47,261	0.0
120,400		Itochu Corp.	1,515,784	0.5
4,000		Itoki Corp.	27,037	0.0
6,000		Iwasaki Electric Co., Ltd.	9,424	0.0
17,000		Iwatani International Corp.	104,975	0.0
29,800		Japan Airlines Co. Ltd.	875,985	0.3
5,000	L	Japan Airport Terminal Co., Ltd.	191,192	0.1
5,950		Japan Bridge Corp.	12,595	0.0
8,000		Japan Pulp & Paper Co., Ltd.	26,063	0.0
5,500		Japan Steel Works Ltd.	124,920	0.1
6,000		Japan Transcity Corp.	21,881	0.0
17,400		JGC Corp.	302,909	0.1
2,600		JK Holdings Co., Ltd.	12,824	0.0
22,770		LIXIL Group Corp.	487,815	0.2
16,700		JTEKT Corp.	250,834	0.1
2,700		Juki Corp.	19,746	0.0
82,000		Kajima Corp.	573,826	0.2
17,000		Kamigumi Co., Ltd.	148,307	0.1
2,000		Kanaden Corp.	19,731	0.0
3,000		Kanagawa Chuo Kotsu Co., Ltd.	21,215	0.0
2,500		Kanamoto Co., Ltd.	64,245	0.0
8,000		Kandenko Co., Ltd.	73,802	0.0
34,000		Kanematsu Corp.	52,841	0.0
2,500		Katakura Industries Co., Ltd.	29,825	0.0
1,200	L	Kato Works Co., Ltd.	25,154	0.0
500		Kawada Technologies, Inc.	22,153	0.0
121,000		Kawasaki Heavy Industries Ltd.	374,885	0.1
70,000	L	Kawasaki Kisen Kaisha Ltd.	180,417	0.1
35,000		Keihan Holdings Co., Ltd.	244,792	0.1
42,000		Keihin Electric Express Railway Co., Ltd.	438,248	0.2
43,000		Keio Corp.	376,025	0.1
11,500		Keisei Electric Railway Co., Ltd.	287,527	0.1
3,300		Kimura Chemical Plants Co., Ltd.	11,684	0.0
900		Kimura Unity Co., Ltd.	9,101	0.0
10,200		Kinden Corp.	117,591	0.1
2,000		King Jim Co., Ltd.	16,734	0.0
157,000		Kintetsu Group Holdings Co., Ltd.	658,924	0.2
3,000		Kintetsu World Express, Inc.	38,914	0.0
1,400		Kitagawa Iron Works Co., Ltd.	23,126	0.0
8,000		Kitano Construction Corp.	20,843	0.0
2,200		Kito Corp.	21,223	0.0
7,700		Kitz Corp.	42,617	0.0
4,000	@,L	Kobe Electric Railway Co. Ltd	14,269	0.0
8,400		Kokuyo Co., Ltd.	122,068	0.1
395		Komai Tekko, Inc.	7,702	0.0
80,100		Komatsu Ltd.	1,837,431	0.6
900		Komatsu Wall Industry Co., Ltd.	14,988	0.0
3,700		Komori Corp.	46,700	0.0
2,400		Konoike Transport Co. Ltd.	32,721	0.0
800		KRS Corp.	18,957	0.0
78,400		Kubota Corp.	1,186,624	0.4
27,000		Kumagai Gumi Co., Ltd.	69,713	0.0
9,600		Kurita Water Industries Ltd.	228,109	0.1
2,800		Kuroda Electric Co., Ltd.	53,732	0.0
8,000		Kyodo Printing Co., Ltd.	26,271	0.0
3,400		Kyokuto Kaihatsu Kogyo Co. Ltd.	39,273	0.0
7,000		Kyowa Exeo Corp.	99,806	0.0
3,400		Kyudenko Corp.	124,756	0.1
4,400		Mabuchi Motor Co., Ltd.	244,160	0.1
12,000		Maeda Corp.	102,025	0.0
2,100		Maeda Kosen Co. Ltd	23,960	0.0
6,000		Maeda Road Construction Co., Ltd.	107,269	0.1
1,600		Maezawa Kasei Industries Co., Ltd.	15,701	0.0
600		Maezawa Kyuso Industries Co., Ltd.	8,000	0.0
9,000		Makino Milling Machine Co., Ltd.	55,499	0.0
10,200		Makita Corp.	726,748	0.2
150,600	L	Marubeni Corp.	773,647	0.3
700		Maruka Machinery Co. Ltd.	8,143	0.0
6,000		Maruzen Showa Unyu Co., Ltd.	22,878	0.0
1,500		Matsuda Sangyo Co., Ltd.	20,582	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
2,600		Matsui Construction Co., Ltd.	$30,506	0.0
3,000		Max Co., Ltd.	36,168	0.0
15,000		Meidensha Corp.	49,473	0.0
4,400		Meisei Industrial Co. Ltd.	20,997	0.0
2,100		Meitec Corp.	73,971	0.0
2,400		Meiwa Corp.	8,044	0.0
25,400	L	Minebea Co., Ltd.	240,224	0.1
5,610		Mirait Holdings Corp.	47,803	0.0
17,500		Misumi Group, Inc.	328,872	0.1
115,600		Mitsubishi Corp.	2,635,226	0.9
167,000		Mitsubishi Electric Corp.	2,140,391	0.7
277,000		Mitsubishi Heavy Industries Ltd.	1,158,721	0.4
11,000		Mitsubishi Logistics Corp.	159,089	0.1
9,000	L	Mitsubishi Kakoki Kaisha Ltd.	18,709	0.0
1,400		Mitsubishi Pencil Co., Ltd.	69,539	0.0
4,000		Mitsuboshi Belting Co., Ltd.	33,989	0.0
138,800		Mitsui & Co., Ltd.	1,923,614	0.6
59,000		Mitsui Engineering & Shipbuilding Co., Ltd.	82,977	0.0
1,700		Mitsui Matsushima Co., Ltd.	19,694	0.0
77,000		Mitsui OSK Lines Ltd.	179,056	0.1
12,000		Mitsui-Soko Co., Ltd.	38,173	0.0
7,500		Miura Co., Ltd.	150,105	0.1
6,000		Miyaji Engineering Group, Inc.	8,994	0.0
5,600		MonotaRO Co. Ltd.	150,964	0.1
3,200		Morita Holdings Corp.	45,430	0.0
3,100		Moshi Moshi Hotline, Inc.	27,764	0.0
8,600		Nabtesco Corp.	243,643	0.1
1,900		NAC Co., Ltd.	16,464	0.0
17,000		Nachi-Fujikoshi Corp.	62,547	0.0
8,100		Nagase & Co., Ltd.	97,458	0.0
57,000		Nagoya Railroad Co., Ltd.	310,174	0.1
5,044		Namura Shipbuilding Co., Ltd.	34,129	0.0
36,000		Nankai Electric Railway Co., Ltd.	172,982	0.1
830	@	NC Holdings Co. Ltd.	7,171	0.0
800		NEC Capital Solutions Ltd.	13,239	0.0
20,500		NGK Insulators Ltd.	426,002	0.2
9,000		Nichias Corp.	79,637	0.0
600		Nichiden Corp.	16,958	0.0
2,300		Nichiha Corp.	51,312	0.0
3,200		Nichireki Co., Ltd.	23,274	0.0
18,814		Nidec Corp.	1,739,038	0.6
5,300		Nihon M&A Center, Inc.	164,204	0.1
500		Nihon Trim Co., Ltd.	30,053	0.0
800		Nikko Co. Ltd./Hyogo	12,911	0.0
4,000		Nippo Corp.	76,063	0.0
12,000		Nippon Carbon Co., Ltd.	20,620	0.0
2,900		Nippon Densetsu Kogyo Co., Ltd.	54,544	0.0
60,000		Nippon Express Co., Ltd.	280,499	0.1
2,100		Nippon Hume Corp.	12,939	0.0
1,800		Nippon Kanzai Co., Ltd.	26,724	0.0
7,000		Nippon Koei Co. Ltd.	32,304	0.0
5,000		Nippon Konpo Unyu Soko Co., Ltd.	108,861	0.1
27,400		Nippon Parking Development Co. Ltd.	38,447	0.0
7,000		Nippon Road Co., Ltd.	28,158	0.0
2,000		Nippon Seisen Co., Ltd.	8,973	0.0
8,000	@,L	Nippon Sharyo Ltd.	21,092	0.0
8,100	@	Nippon Sheet Glass Co., Ltd.	64,680	0.0
928		Nippon Steel & Sumikin Bussan Corp.	32,898	0.0
6,000		Nippon Thompson Co., Ltd.	22,258	0.0
139,880		Nippon Yusen KK	261,902	0.1
2,300		Nippon Yusoki Co., Ltd.	15,277	0.0
21,000		Nishimatsu Construction Co., Ltd.	97,810	0.0
21,000		Nishi-Nippon Railroad Co., Ltd.	100,911	0.0
1,500		Nishio Rent All Co., Ltd.	44,155	0.0
1,200		Nissei ASB Machine Co. Ltd	20,691	0.0
2,100		Nissei Plastic Industrial Co., Ltd.	14,945	0.0
2,900		Nissha Printing Co., Ltd.	71,666	0.0
7,000		Nissin Corp.	22,057	0.0
4,100		Nissin Electric Co., Ltd.	68,347	0.0
1,700		Nitta Corp.	42,637	0.0
12,000		Nitto Boseki Co., Ltd.	39,439	0.0
2,500		Nitto Kogyo Corp.	32,818	0.0
1,000		Nitto Kohki Co., Ltd.	23,459	0.0
2,900		Nittoc Construction Co. Ltd.	13,737	0.0
3,800		Nomura Co., Ltd.	59,189	0.0
900		Noritake Co., Ltd.	20,845	0.0
3,200		Noritz Corp.	66,050	0.0
12,000		NS United Kaiun Kaisha Ltd.	16,607	0.0
32,200		NSK Ltd.	330,139	0.1
40,000		NTN Corp.	139,820	0.1
1,000		Obara Corp.	39,386	0.0
52,500		Obayashi Corp.	520,736	0.2
3,000		Obayashi Road Corp.	18,968	0.0
25,500	L	Odakyu Electric Railway Co., Ltd.	567,812	0.2
2,380		Oiles Corp.	40,489	0.0
5,600		Okamura Corp.	54,266	0.0
16,000		OKK Corp.	15,766	0.0
11,000		Okuma Corp.	84,363	0.0
16,000		Okumura Corp.	91,053	0.0
1,900		Onoken Co., Ltd.	23,553	0.0
4,000		Organo Corp.	16,380	0.0
7,600	L	OSG Corp.	151,528	0.1
1,100		Outsourcing, Inc.	47,861	0.0
2,100		Oyo Corp.	23,811	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
8,000		Park24 Co., Ltd.	$260,184	0.1
2,800		Pegasus Sewing Machine Manufacturing Co., Ltd.	15,038	0.0
20,100		Penta-Ocean Construction Co., Ltd.	114,653	0.1
2,800		Pilot Corp.	116,871	0.1
2,800		Prestige International, Inc.	22,800	0.0
2,000		Pronexus, Inc.	22,658	0.0
3,400		PS Mitsubishi Construction Co., Ltd.	11,883	0.0
3,100		Raito Kogyo Co., Ltd.	37,340	0.0
10,000	@	Rasa Industries Ltd.	10,524	0.0
33,100		Recruit Holdings Co. Ltd.	1,350,255	0.4
2,200		Rheon Automatic Machinery Co., Ltd.	14,918	0.0
11,000		Ryobi Ltd.	48,923	0.0
7,000		Sakai Heavy Industries Ltd.	13,189	0.0
800		Sakai Moving Service Co., Ltd.	20,352	0.0
3,800	@	Sanix, Inc.	5,702	0.0
4,600		Sanki Engineering Co., Ltd.	41,085	0.0
2,300		Sankyo Tateyama, Inc.	37,390	0.0
21,000		Sankyu, Inc.	120,598	0.1
16,400		Sanwa Holdings Corp.	158,768	0.1
5,000		Sanyo Denki Co. Ltd.	27,502	0.0
1,800		Sata Construction Co., Ltd.	6,933	0.0
2,400		Sato Holding Corp.	52,572	0.0
2,300		Sato Shoji Corp.	16,922	0.0
2,000		SBS Holdings, Inc.	17,932	0.0
16,900		Secom Co., Ltd.	1,261,996	0.4
16,600		Seibu Holdings, Inc.	274,036	0.1
5,800		Seikitokyu Kogyo Co., Ltd.	29,431	0.0
10,800		Seino Holdings Corp.	113,580	0.1
2,500		Sekisui Jushi Corp.	40,518	0.0
7,300		Senko Co., Ltd.	50,862	0.0
6,000		Shibusawa Warehouse Co., Ltd.	17,069	0.0
900		Shibuya Corp.	16,977	0.0
2,300		Shima Seiki Manufacturing Ltd.	62,819	0.0
53,000		Shimizu Corp.	473,688	0.2
1,900		Shin Nippon Air Technologies Co. Ltd.	22,433	0.0
2,000		Shin-Keisei Electric Railway Co., Ltd.	7,768	0.0
8,000		Shinmaywa Industries Ltd.	53,009	0.0
2,700		Shinnihon Corp.	24,584	0.0
500		Shinsho Corp.	8,752	0.0
1,700		Shinwa Co., Ltd./Nagoya	25,394	0.0
2,000		SHO-BOND Holdings Co., Ltd.	93,241	0.0
14,000		Sinfonia Technology Co. Ltd.	22,974	0.0
4,100		Sintokogio Ltd.	37,798	0.0
4,900		SMC Corp.	1,414,791	0.5
2,000		Soda Nikka Co., Ltd.	9,142	0.0
2,900		Sodick Co., Ltd.	21,608	0.0
5,500		Sohgo Security Services Co., Ltd.	295,586	0.1
96,200		Sojitz Corp.	246,473	0.1
28,000		Sotetsu Holdings, Inc.	143,138	0.1
3,300		Star Micronics Co., Ltd.	41,296	0.0
1,000		Subaru Enterprise Co., Ltd.	3,966	0.0
800		Sugimoto & Co., Ltd.	9,416	0.0
8,600		Sumiseki Holdings, Inc.	7,246	0.0
95,600	L	Sumitomo Corp.	1,070,208	0.4
1,400		Sumitomo Densetsu Co., Ltd.	14,620	0.0
46,700		Sumitomo Heavy Industries	230,744	0.1
69,100		Sumitomo Mitsui Construction Co., Ltd.	65,117	0.0
4,000		Sumitomo Precision Products	12,998	0.0
11,000		Sumitomo Warehouse Co., Ltd.	58,597	0.0
34,000	@	SWCC Showa Holdings Co., Ltd.	23,678	0.0
7,800		Tadano Ltd.	76,773	0.0
3,000		Taihei Dengyo Kaisha Ltd.	30,126	0.0
14,000		Taiheiyo Kouhatsu, Inc.	10,824	0.0
2,200		Taikisha Ltd.	54,481	0.0
91,500		Taisei Corp.	686,457	0.2
1,500		Takaoka Toko Co. Ltd	31,695	0.0
1,200		Takara Printing Co., Ltd.	16,237	0.0
3,200		Takara Standard Co., Ltd.	59,416	0.0
5,400		Takasago Thermal Engineering Co., Ltd.	80,301	0.0
2,500		Takeei Corp.	20,411	0.0
1,500		Takeuchi Manufacturing Co. Ltd.	25,337	0.0
7,000		Takisawa Machine Tool Co., Ltd.	9,174	0.0
7,000		Takuma Co., Ltd.	66,108	0.0
4,200		Tanseisha Co., Ltd.	31,349	0.0
4,100		Tatsuta Electric Wire and Cable Co., Ltd.	14,469	0.0
2,900		TechnoPro Holdings, Inc.	109,676	0.1
1,600		Teikoku Electric Manufacturing Co., Ltd.	12,913	0.0
2,000		Teikoku Sen-I Co., Ltd.	31,299	0.0
13,000	L	Tekken Corp.	40,288	0.0
11,700		Temp Holdings Co., Ltd.	205,488	0.1
10,400		THK Co., Ltd.	204,570	0.1
1,800		Toa Corp.	33,446	0.0
4,000		TOA Road Corp.	10,059	0.0
17,200	L	Tobishima Corp.	29,482	0.0
82,000		Tobu Railway Co., Ltd.	417,713	0.1
1,700		Tocalo Co., Ltd.	37,204	0.0
21,000		Toda Corp.	110,726	0.1
3,000		Toenec Corp.	14,725	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
7,200	L	Tokai Holdings Corp.	$46,142	0.0
2,000		Tokyo Energy & Systems, Inc.	20,935	0.0
8,000		Tokyo Keiki INC.	13,195	0.0
2,500		Tokyo Sangyo Co. Ltd.	9,724	0.0
6,090		Tokyu Construction Co., Ltd.	60,913	0.0
91,000		Tokyu Corp.	694,178	0.2
8,000		Toli Corp.	25,059	0.0
1,900		Tomoe Corp.	6,248	0.0
2,300		Toppan Forms Co., Ltd.	24,170	0.0
43,000		Toppan Printing Co., Ltd.	388,158	0.1
2,200		Torishima Pump Manufacturing Co., Ltd.	22,992	0.0
330,000	@,L	Toshiba Corp.	1,100,023	0.4
10,000		Toshiba Machine Co., Ltd.	34,344	0.0
3,200		Toshiba Plant Systems & Services Corp.	51,720	0.0
5,000		Tosho Printing Co., Ltd.	22,727	0.0
2,200		Totetsu Kogyo Co., Ltd.	63,229	0.0
12,000	L	Toto Ltd.	453,685	0.2
6,400		Toyo Construction Co., Ltd.	27,782	0.0
11,000		Toyo Engineering Corp.	35,639	0.0
5,000	L	Toyo Logistics Co., Ltd.	12,207	0.0
1,200		Toyo Tanso Co., Ltd.	15,602	0.0
6,000		Toyo Wharf & Warehouse Co., Ltd.	9,651	0.0
16,900		Toyota Tsusho Corp.	392,751	0.1
600		Trancom Co. Ltd.	37,695	0.0
1,900		Trusco Nakayama Corp.	101,302	0.0
10,000		Tsubakimoto Chain Co.	77,494	0.0
3,000		Tsubakimoto Kogyo Co., Ltd.	8,363	0.0
6,000		Tsugami Corp.	31,418	0.0
3,300		Tsukishima Kikai Co., Ltd.	36,616	0.0
1,300		Tsurumi Manufacturing Co., Ltd.	20,255	0.0
4,000		Uchida Yoko Co., Ltd.	16,458	0.0
4,100		Ueki Corp.	8,739	0.0
800		Union Tool Co.	21,287	0.0
9,200		Ushio, Inc.	105,997	0.1
17,000		Wakachiku Construction Co., Ltd.	24,348	0.0
3,000		Wakita & Co. Ltd.	22,797	0.0
700		Weathernews, Inc.	21,064	0.0
15,100		West Japan Railway Co.	936,717	0.3
2,800		Yahagi Construction Co., Ltd.	25,343	0.0
3,700		Yamabiko Corp.	33,406	0.0
27,900		Yamato Holdings Co., Ltd.	650,338	0.2
6,200		Yamazen Corp.	47,440	0.0
2,100		Yasuda Logistics Corp.	12,631	0.0
3,500		Yokogawa Bridge Corp.	39,119	0.0
1,000		Yondenko Corp.	3,905	0.0
1,500		Yuasa Trading Co., Ltd.	34,462	0.0
4,000		Yuken Kogyo Co., Ltd.	6,706	0.0
2,000		Yusen Logistics Co. Ltd.	19,392	0.0
900	L	Yushin Precision Equipment Co., Ltd.	22,725	0.0
			65,615,288	21.0

		Information Technology: 10.8%
2,300		A&D Co., Ltd.	9,159	0.0
11,200		Advantest Corp.	151,716	0.1
3,000		Ai Holdings Corp.	72,327	0.0
400		Aichi Tokei Denki Co., Ltd.	12,734	0.0
1,200		Aiphone Co., Ltd.	19,802	0.0
1,280		Alpha Systems, Inc.	21,055	0.0
13,600		Alps Electric Co., Ltd.	328,274	0.1
5,000		Amano Corp.	79,930	0.0
9,600		Anritsu Corp.	54,908	0.0
1,600		Argo Graphics, Inc.	30,956	0.0
4,100		Arisawa Manufacturing Co., Ltd.	21,059	0.0
3,000		Asahi Net, Inc.	12,278	0.0
1,200		Ateam, Inc.	28,136	0.0
825		Axell Corp.	5,969	0.0
2,700		Broadleaf Co. Ltd.	29,654	0.0
20,400		Brother Industries Ltd.	358,665	0.1
2,900		CAC Holdings Corp.	24,656	0.0
1,600		Canon Electronics, Inc.	25,414	0.0
83,366		Canon, Inc.	2,420,313	0.8
4,200	L	Capcom Co., Ltd.	103,332	0.1
3,000		Computer Institute of Japan Ltd.	14,268	0.0
20,000		Citizen Holdings Co., Ltd.	104,747	0.1
3,800	@	CMK Corp.	20,544	0.0
4,500	L	COLOPL, Inc.	70,213	0.0
1,400		Cybernet Systems Co., Ltd.	10,432	0.0
3,600		Cybozu, Inc.	18,056	0.0
1,200		Dai-ichi Seiko Co. Ltd	12,203	0.0
3,400		Screen Holdings Co. Ltd.	219,190	0.1
18,000		Daiwabo Holdings Co., Ltd.	42,544	0.0
5,000		Denki Kogyo Co., Ltd.	25,175	0.0
4,100	@	Dexerials Corp	33,957	0.0
1,000		Digital Arts, Inc.	27,220	0.0
2,600		Digital Garage, Inc.	50,092	0.0
2,000		Dip Corp.	62,240	0.0
2,200		Disco Corp.	260,559	0.1
2,100		DTS Corp.	46,764	0.0
1,700		Eizo Nanao Corp.	46,101	0.0
900		Enplas Corp.	27,396	0.0
2,200		ESPEC Corp.	28,659	0.0
1,000		Excel Co., Ltd.	12,464	0.0
5,400		F N Communications, Inc.	39,798	0.0
870		Faith, Inc.	10,051	0.0
2,600		Fuji Soft, Inc.	72,884	0.0
37,400		Fuji Film Holdings Corp.	1,385,404	0.5
151,000		Fujitsu Ltd.	812,626	0.3
2,700		Furuno Electric Co., Ltd.	14,659	0.0
6,200		GMO internet, Inc.	83,348	0.0
1,400	L	GMO Payment Gateway, Inc.	73,143	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
2,200		Gurunavi, Inc.	$60,511	0.0
10,200		Gree, Inc.	57,344	0.0
1,400	@	Gumi, Inc.	10,679	0.0
25,600	L	GungHo Online Entertainment, Inc.	62,904	0.0
12,300	L	Hamamatsu Photonics KK	378,415	0.1
1,200	L	Hearts United Group Co. Ltd	25,383	0.0
1,200		Hioki EE Corp.	22,697	0.0
2,565		Hirose Electric Co., Ltd.	337,252	0.1
5,400		Hitachi High-Technologies Corp.	216,167	0.1
3,900		Hitachi Kokusai Electric, Inc.	71,906	0.0
399,146		Hitachi Ltd.	1,870,632	0.6
2,700		Hitachi Maxell Ltd.	41,633	0.0
1,300		Hochiki Corp.	14,439	0.0
10,000		Hokuriku Electric Industry Co., Ltd.	11,828	0.0
3,200		Horiba Ltd.	157,670	0.1
5,500		Hosiden Corp.	39,881	0.0
35,400		Hoya Corp.	1,424,065	0.5
9,600		Ibiden Co., Ltd.	129,085	0.1
1,100		Icom, Inc.	21,869	0.0
3,100		Ines Corp.	35,492	0.0
1,430		I-Net Corp.	14,660	0.0
2,600		Innotech Corp.	12,594	0.0
2,900		Internet Initiative Japan, Inc.	54,496	0.0
1,300		Information Services International-Dentsu Ltd.	24,408	0.0
5,300		IT Holdings Corp.	137,578	0.1
3,900		Itfor, Inc.	23,637	0.0
3,700		Itochu Techno-Solutions Corp.	95,209	0.1
9,000	@	Iwatsu Electric Co., Ltd.	6,249	0.0
5,000	L	Japan Aviation Electronics Industry Ltd.	78,457	0.0
2,000	L	Japan Cash Machine Co., Ltd.	30,602	0.0
1,700		Japan Digital Laboratory Co.	24,934	0.0
32,700	@	Japan Display, Inc.	51,225	0.0
800		Japan Material Co. Ltd	30,310	0.0
1,000		Japan Radio Co., Ltd.	14,268	0.0
1,700		Jastec Co., Ltd.	18,229	0.0
1,100		JBCC Holdings, Inc.	7,185	0.0
3,600		Justsystems Corp.	31,943	0.0
1,800		Kaga Electronics Co., Ltd.	22,263	0.0
12,100		Kakaku.com, Inc.	219,105	0.1
1,500		Kanematsu Electronics Ltd.	28,464	0.0
3,500		Keyence Corp.	2,564,414	0.8
2,600	@	KLab, Inc.	16,246	0.0
3,200		Koa Corp.	27,426	0.0
7,223	L	Konami Corp.	279,099	0.1
39,300		Konica Minolta Holdings, Inc.	332,805	0.1
25,600		Kyocera Corp.	1,230,164	0.4
2,300		Lasertec Corp.	44,143	0.0
2,700	@	LINE Corp.	129,402	0.1
1,000	@,L	Livesense, Inc.	4,465	0.0
3,200		Macnica Fuji Electronics Holdings, Inc.	36,654	0.0
1,700		Mamezou Holdings Co. Ltd	18,157	0.0
2,000		Marubun Corp.	11,579	0.0
800		Maruwa Co., Ltd./Aichi	30,235	0.0
3,300	L	Marvelous, Inc.	25,763	0.0
2,000		Megachips Corp.	41,050	0.0
1,100		Melco Holdings, Inc.	26,790	0.0
1,700		Mimasu Semiconductor Industry Co., Ltd.	20,169	0.0
6,200	@,L	Mitsumi Electric Co., Ltd.	34,886	0.0
16,555		Murata Manufacturing Co., Ltd.	2,160,975	0.7
3,200		Mutoh Holdings Co., Ltd.	7,296	0.0
1,600		Nagano Keiki Co., Ltd.	9,338	0.0
215,000		NEC Corp.	554,536	0.2
2,300		NEC Networks & System Integration Corp.	39,178	0.0
7,900		Net One systems Co., Ltd.	55,063	0.0
16,100		Nexon Co. Ltd.	252,908	0.1
5,800		Nichicon Corp.	46,162	0.0
2,000		Nihon Dempa Kogyo Co., Ltd.	16,068	0.0
4,300		Nihon Unisys Ltd.	55,279	0.0
9,600		Nintendo Co., Ltd.	2,570,426	0.8
1,100		Nippon Ceramic Co., Ltd.	20,534	0.0
16,000		Nippon Chemi-Con Corp.	26,177	0.0
34,000		Nippon Electric Glass Co., Ltd.	176,049	0.1
4,800		Nippon Signal Co., Ltd.	40,483	0.0
2,100		Nohmi Bosai Ltd.	31,256	0.0
10,520		Nomura Research Institute Ltd.	363,089	0.1
2,800		NS Solutions Corp.	48,932	0.0
3,750		NSD CO., Ltd.	60,261	0.0
9,600		NTT Data Corp.	479,466	0.2
900		OBIC Business Consultants Ltd.	43,542	0.0
5,400		Obic Co., Ltd.	287,544	0.1
1,100		Oizumi Corp.	8,137	0.0
6,900		Oki Electric Industry Ltd.	92,921	0.1
17,700		Omron Corp.	637,110	0.2
1,300		Optex Co., Ltd.	30,914	0.0
2,600		Oracle Corp. Japan	146,894	0.1
3,000		Origin Electric Co. Ltd.	7,734	0.0
4,000		Osaki Electric Co., Ltd.	40,321	0.0
4,300		Otsuka Corp.	204,236	0.1
1,500		Poletowin Pitcrew Holdings, Inc.	13,960	0.0
8,400	@	Renesas Electronics Corp.	51,433	0.0
50,400		Ricoh Co., Ltd.	456,091	0.2
1,800		Riso Kagaku Corp.	29,500	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
7,600		Rohm Co., Ltd.	$400,599	0.1
1,300		Roland DG Corp.	29,186	0.0
2,600		Ryosan Co., Ltd.	79,054	0.0
2,100		Ryoyo Electro Corp.	25,697	0.0
10,000	@	Sanken Electric Co., Ltd.	32,297	0.0
2,600		Sanshin Electronics Co., Ltd.	22,504	0.0
2,000		Satori Electric Co., Ltd.	14,134	0.0
7,000		Saxa Holdings, Inc.	14,943	0.0
23,200		Seiko Epson Corp.	446,725	0.2
5,000		Shibaura Mechatronics Corp.	12,040	0.0
20,000		Shimadzu Corp.	305,231	0.1
4,000		Shindengen Electric Manufacturing Co., Ltd.	15,811	0.0
1,500	@	Shinkawa Ltd.	10,488	0.0
6,500		Shinko Electric Industries	36,787	0.0
2,600		Shinko Shoji Co., Ltd.	27,793	0.0
1,200		Siix Corp.	48,655	0.0
7,000		SMK Corp.	23,269	0.0
2,300		SMS Co. Ltd.	61,523	0.0
600		Softbank Technology Corp.	18,308	0.0
1,700		Sourcenext Corp.	8,518	0.0
6,700		Square Enix Holdings Co., Ltd.	231,037	0.1
1,300		SRA Holdings	28,184	0.0
14,900		Sumco Corp.	122,600	0.1
3,844		SCSK Corp.	155,561	0.1
1,900		Systena Corp.	36,428	0.0
1,740		Tachibana Eletech Co., Ltd.	17,458	0.0
8,200		Taiyo Yuden Co., Ltd.	81,095	0.0
800		Takachiho Koheki Co. Ltd	7,206	0.0
9,000		Tamura Corp.	34,300	0.0
9,500		TDK Corp.	636,492	0.2
20,000	@	Teac Corp.	7,145	0.0
3,860		Koei Tecmo Holdings Co. Ltd	76,529	0.0
1,700		TKC	52,984	0.0
12,900		Tokyo Electron Ltd.	1,140,153	0.4
3,400		Tokyo Seimitsu Co., Ltd.	90,771	0.1
5,400		Topcon Corp.	77,140	0.0
12,000	@	Toshiba Tec Corp.	48,546	0.0
700		Toukei Computer Co., Ltd.	13,374	0.0
1,700		Towa Corp.	21,602	0.0
3,100	L	Toyo Corp./Chuo-ku	31,235	0.0
2,000		Transcosmos, Inc.	52,952	0.0
8,300		Trend Micro, Inc.	289,547	0.1
1,500		UKC Holdings Corp.	24,608	0.0
3,000		Ulvac, Inc.	89,659	0.1
8,000	@	Uniden Corp.	12,150	0.0
400		V Technology Co. Ltd	47,094	0.0
14,400	L	Wacom Co., Ltd.	43,599	0.0
111,000		Yahoo! Japan Corp.	442,758	0.2
2,200		Yamaichi Electronics Co., Ltd.	18,636	0.0
5,100		Yamatake Corp.	154,126	0.1
19,700		Yaskawa Electric Corp.	294,651	0.1
15,800		Yokogawa Electric Corp.	210,485	0.1
2,200		Yokowo Co., Ltd.	13,872	0.0
			33,525,541	10.8

		Materials: 6.6%
1,900		Achilles Corp.	26,819	0.0
8,100		ADEKA Corp.	112,067	0.0
1,000		Aichi Steel Corp.	50,710	0.0
13,000		Air Water, Inc.	245,487	0.1
1,000		Alconix Corp.	13,975	0.0
2,500		Asahi Holdings, Inc.	42,717	0.0
102,000		Asahi Kasei Corp.	812,855	0.3
6,000		Asahi Organic Chemicals Industry Co., Ltd.	11,658	0.0
1,800		Carlit Holdings Co. Ltd.	9,004	0.0
8,000	L	Chuetsu Pulp & Paper Co., Ltd.	17,659	0.0
5,000		Chugoku Marine Paints Ltd.	35,100	0.0
14,000		Dai Nippon Toryo Co., Ltd.	28,270	0.0
22,100		Daicel Corp.	279,279	0.1
28,000		Daido Steel Co., Ltd.	128,406	0.1
4,000		DKS Co. Ltd	13,231	0.0
1,600		Daiken Corp.	31,324	0.0
4,000		Daiki Aluminium Industry Co., Ltd.	14,262	0.0
7,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	34,237	0.0
7,200	L	Daio Paper Corp.	85,235	0.0
8,000		Daiso Co., Ltd.	32,738	0.0
34,000		Denka Co., Ltd.	147,249	0.1
6,600		Dainippon Ink & Chemicals	204,312	0.1
21,000		Dowa Holdings Co., Ltd.	147,225	0.1
1,300		Earth Chemical Co., Ltd.	61,377	0.0
800		JCU Corp.	31,114	0.0
1,500		FP Corp.	84,295	0.0
1,900		Fuji Seal International, Inc.	78,357	0.0
2,000		Fujikura Kasei Co., Ltd.	12,000	0.0
1,400		Fujimi, Inc.	21,157	0.0
1,600		Fujimori Kogyo Co., Ltd.	37,781	0.0
23,338		Furukawa-Sky Aluminum Corp.	70,203	0.0
1,200		Godo Steel Ltd.	21,465	0.0
500		Gun-Ei Chemical Industry Co., Ltd.	14,873	0.0
1,000		Hakudo Co., Ltd.	12,236	0.0
3,000		Harima Chemicals, Inc.	15,101	0.0
8,000		Hitachi Chemical Co., Ltd.	183,815	0.1
18,620		Hitachi Metals Ltd.	229,067	0.1
5,000		Hokkan Holdings Ltd.	17,185	0.0
10,200		Hokuetsu Kishu Paper Co. Ltd.	61,510	0.0
2,700		Ihara Chemical Industry Co., Ltd.	24,076	0.0

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
4,500	@	Ishihara Sangyo Kaisha Ltd.	$28,442	0.0
2,700		Japan Pile Corp.	11,613	0.0
500		Japan Pure Chemical Co. Ltd.	11,683	0.0
44,547		JFE Holdings, Inc.	651,209	0.2
1,100		JSP Corp.	24,974	0.0
15,000		JSR Corp.	235,762	0.1
22,000		Kaneka Corp.	174,184	0.1
18,600	L	Kansai Paint Co., Ltd.	407,723	0.1
5,000		Kanto Denka Kogyo Co., Ltd.	45,389	0.0
5,800		Kimoto Co., Ltd.	13,315	0.0
4,000		Koatsu Gas Kogyo Co., Ltd.	26,786	0.0
30,100	@	Kobe Steel Ltd.	273,005	0.1
1,100		Kohsoku Corp.	10,436	0.0
3,000		Konishi Co., Ltd.	37,514	0.0
7,000		Krosaki Harima Corp.	18,084	0.0
3,800	L	Kumiai Chemical Industry Co., Ltd.	20,112	0.0
26,600		Kuraray Co., Ltd.	394,611	0.1
1,300		Kureha Corp.	47,559	0.0
900		Kurimoto Ltd.	15,366	0.0
1,900		Kyoei Steel Ltd.	36,057	0.0
1,100		Kyowa Leather Cloth Co., Ltd.	8,350	0.0
3,400		Lintec Corp.	68,086	0.0
5,400		Maruichi Steel Tube Ltd.	186,722	0.1
1,800		MEC Co., Ltd./Japan	17,999	0.0
1,000		Mitani Sekisan Co. Ltd	22,853	0.0
109,900		Mitsubishi Chemical Holdings Corp.	689,007	0.2
14,500		Mitsubishi Gas Chemical Co., Inc.	207,597	0.1
10,452		Mitsubishi Materials Corp.	285,887	0.1
4,200	@	Mitsubishi Paper Mills Ltd.	28,393	0.0
11,000		Mitsubishi Steel Manufacturing Co., Ltd.	18,281	0.0
70,000		Mitsui Chemicals, Inc.	332,973	0.1
42,000		Mitsui Mining & Smelting Co., Ltd.	87,934	0.0
800		Moresco Corp.	10,115	0.0
4,000		Nakabayashi Co. Ltd.	9,409	0.0
1,700	@	Nakayama Steel Works Ltd.	11,192	0.0
3,300		Neturen Co., Ltd.	25,269	0.0
4,400		Nihon Nohyaku Co., Ltd.	22,261	0.0
8,500		Nihon Parkerizing Co., Ltd.	124,042	0.1
12,000		Nihon Yamamura Glass Co., Ltd.	20,584	0.0
14,000		Nippon Carbide Industries Co., Inc.	19,759	0.0
5,000		Nippon Concrete Industries Co., Ltd.	17,980	0.0
11,000		Nippon Denko Co., Ltd.	18,590	0.0
2,300		Nippon Fine Chemical Co., Ltd.	18,072	0.0
11,000		Nippon Kayaku Co., Ltd.	118,484	0.1
700	@	Nippon Kinzoku Co., Ltd.	6,472	0.0
16,000		Nippon Koshuha Steel Co., Ltd.	11,279	0.0
36,200	L	Nippon Light Metal Holdings Co. Ltd.	78,108	0.0
12,700	L	Nippon Paint Co., Ltd.	424,978	0.2
8,429		Nippon Paper Industries Co. Ltd.	154,213	0.1
2,500		Nippon Pillar Packing Co., Ltd.	25,323	0.0
2,400		Nippon Shokubai Co., Ltd.	149,937	0.1
11,000		Nippon Soda Co., Ltd.	47,043	0.0
73,465		Nippon Steel & Sumitomo Metal Corp.	1,507,531	0.5
2,000		Nippon Valqua Industries Ltd.	27,257	0.0
19,000		Nippon Yakin Kogyo Co., Ltd.	27,686	0.0
9,900		Nissan Chemical Industries Ltd.	300,971	0.1
7,376		Nisshin Steel Holdings Co. Ltd.	99,952	0.0
600		Nittetsu Mining Co., Ltd.	23,324	0.0
12,600		Nitto Denko Corp.	818,317	0.3
13,000		NOF Corp.	132,351	0.1
63,000		OJI Paper Co., Ltd.	249,703	0.1
4,100		Okabe Co., Ltd.	33,476	0.0
5,000	L	Okamoto Industries, Inc.	62,746	0.0
4,000		Okura Industrial Co., Ltd.	14,766	0.0
800		Osaka Steel Co., Ltd.	14,502	0.0
2,000		OsakaTitanium Technologies Co.	27,969	0.0
11,000	@	Pacific Metals Co., Ltd.	32,828	0.0
1,300		Pack Corp.	34,954	0.0
15,000		Rengo Co., Ltd.	92,108	0.0
3,000		Riken Technos Corp.	14,582	0.0
8,000		Sakai Chemical Industry Co. Ltd.	25,975	0.0
3,600		Sakata INX Corp.	43,699	0.0
1,100		Sanyo Chemical Industries Ltd.	46,967	0.0
10,000		Sanyo Special Steel Co., Ltd.	56,130	0.0
1,100	L	Seiko PMC Corp.	12,312	0.0
2,700		Sekisui Plastics Co., Ltd.	19,456	0.0
3,000		Shikoku Chemicals Corp.	27,311	0.0
4,000		Shinagawa Refractories Co., Ltd.	7,541	0.0
29,300		Shin-Etsu Chemical Co., Ltd.	2,044,344	0.7
3,800		Shin-Etsu Polymer Co., Ltd.	25,503	0.0
11,100		Showa Denko KK	139,822	0.1
1,000		Stella Chemifa Corp.	38,409	0.0
15,000		Sumitomo Bakelite Co., Ltd.	78,459	0.0
120,000		Sumitomo Chemical Co., Ltd.	533,209	0.2

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
45,000		Sumitomo Metal Mining Co., Ltd.	$621,528	0.2
33,000		Sumitomo Osaka Cement Co., Ltd.	153,193	0.1
800		Sumitomo Seika Chemicals Co., Ltd.	28,353	0.0
2,200		T Hasegawa Co., Ltd.	40,670	0.0
104,125		Taiheiyo Cement Corp.	299,616	0.1
800		Taisei Lamick Co., Ltd.	22,610	0.0
1,300		Taiyo Ink Manufacturing Co., Ltd.	44,785	0.0
13,100		Taiyo Nippon Sanso Corp.	136,683	0.1
1,200		Takasago International Corp.	32,232	0.0
5,000		Takiron Co., Ltd.	22,768	0.0
4,000		Tayca Corp.	21,103	0.0
13,400		Teijin Ltd.	259,961	0.1
1,400		Tenma Corp.	22,363	0.0
10,000		Toagosei Co., Ltd.	108,689	0.0
4,000		Toda Kogyo Corp.	11,490	0.0
3,000		Toho Titanium Co., Ltd.	21,665	0.0
9,000		Toho Zinc Co., Ltd.	29,260	0.0
16,000		Tokai Carbon Co., Ltd.	43,526	0.0
1,100		Tokushu Tokai Holdings Co., Ltd.	39,207	0.0
29,000	@	Tokuyama Corp.	121,550	0.1
3,400		Tokyo Ohka Kogyo Co., Ltd.	103,695	0.0
1,400		Tokyo Rope Manufacturing Co., Ltd.	23,492	0.0
9,100		Tokyo Steel Manufacturing Co., Ltd.	61,469	0.0
5,000		Tokyo Tekko Co., Ltd.	19,921	0.0
6,000		Tomoegawa Co., Ltd.	12,029	0.0
6,000		Tomoku Co., Ltd.	16,872	0.0
1,200		Topy Industries Ltd.	24,800	0.0
118,000		Toray Industries, Inc.	1,149,261	0.4
45,000		Tosoh Corp.	277,362	0.1
15,000		Toyo Ink SC Holdings Co., Ltd.	67,288	0.0
3,500		Toyo Kohan Co., Ltd.	9,830	0.0
11,200		Toyo Seikan Kaisha Ltd.	198,008	0.1
66,000		Toyobo Co., Ltd.	110,833	0.0
4,000		TYK Corp.	6,416	0.0
88,000		Ube Industries Ltd.	168,299	0.1
5,000		Wood One Co., Ltd.	11,768	0.0
3,600		Yamato Kogyo Co., Ltd.	106,549	0.0
2,500		Yodogawa Steel Works Ltd.	67,132	0.0
1,100		Yushiro Chemical Industry Co., Ltd.	15,605	0.0
15,000		Zeon Corp.	133,047	0.1
			20,529,535	6.6

		Telecommunication Services: 6.0%
7,300	@	Japan Communications, Inc.	12,877	0.0
152,700		KDDI Corp.	4,730,953	1.5
119,300		Nippon Telegraph & Telephone Corp.	5,456,304	1.8
115,300		NTT DoCoMo, Inc.	2,928,967	0.9
87,550	L	SoftBank Group Corp.	5,673,994	1.8
			18,803,095	6.0

		Utilities: 1.9%
47,900		Chubu Electric Power Co., Inc.	696,968	0.2
21,700	L	Chugoku Electric Power Co., Inc.	272,863	0.1
13,400		Electric Power Development Co., Ltd.	322,060	0.1
15,700		Hokkaido Electric Power Co., Inc.	134,029	0.0
6,000		Hokkaido Gas Co., Ltd.	16,413	0.0
15,500	L	Hokuriku Electric Power Co.	188,883	0.1
1,200		K&O Energy Group, Inc.	17,256	0.0
63,900	@	Kansai Electric Power Co., Inc.	581,323	0.2
34,900		Kyushu Electric Power Co., Inc.	327,580	0.1
2,525		Okinawa Electric Power Co., Inc.	56,937	0.0
161,000		Osaka Gas Co., Ltd.	675,269	0.2
18,000		Saibu Gas Co., Ltd.	44,360	0.0
14,300	@	Shikoku Electric Power Co., Inc.	141,413	0.1
5,300		Shizuoka Gas Co., Ltd.	41,887	0.0
40,000		Toho Gas Co., Ltd.	374,568	0.1
39,400		Tohoku Electric Power Co., Inc.	513,814	0.2
133,200	@	Tokyo Electric Power Co., Inc.	577,010	0.2
174,000		Tokyo Gas Co., Ltd.	774,129	0.3
			5,756,762	1.9

	Total Common Stock
	(Cost $248,327,858)		305,669,268	98.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.4%
		Securities Lending Collateralcc: 6.4%
4,772,700		Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $4,772,884, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $4,868,345, due 02/01/21-08/01/46)	4,772,700	1.6

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
4,772,700	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $4,772,912, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $4,868,154, due 11/01/16-07/20/66)	$4,772,700	1.5
4,772,700	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $4,772,904, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,868,154, due 10/13/16-09/09/49)	4,772,700	1.5
1,004,505	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $1,004,546, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $1,024,595, due 03/01/26-09/01/46)	1,004,505	0.3
4,772,700	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $4,772,935, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $4,868,382, due 04/15/18-09/09/49)	4,772,700	1.5
		20,095,305	6.4

	Total Short-Term Investments
	(Cost $20,095,305)	20,095,305	6.4

	Total Investments in Securities (Cost $268,423,163)	$325,764,573	104.4
	Liabilities in Excess of Other Assets	(13,664,646)	(4.4)
	Net Assets	$312,099,927	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $272,532,709.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$71,082,305
Gross Unrealized Depreciation	(17,850,441)

Net Unrealized Appreciation	$53,231,864

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$26,627	$60,583,517	$–	$60,610,144
Consumer Staples	–	28,733,262	–	28,733,262
Energy	–	2,620,114	–	2,620,114
Financials	–	47,104,827	–	47,104,827
Health Care	–	22,370,700	–	22,370,700
Industrials	–	65,615,288	–	65,615,288
Information Technology	129,402	33,396,139	–	33,525,541
Materials	–	20,529,535	–	20,529,535
Telecommunication Services	–	18,803,095	–	18,803,095
Utilities	–	5,756,762	–	5,756,762
Total Common Stock	156,029	305,513,239	–	305,669,268
Short-Term Investments	–	20,095,305	–	20,095,305
Total Investments, at fair value	$156,029	$325,608,544	$–	$325,764,573
Other Financial Instruments+
Forward Foreign Currency Contracts	–	12,177	–	12,177
Futures	33,184	–	–	33,184
Total Assets	$189,213	$325,620,721	$–	$325,809,934

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2016, the following forward foreign currency contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Societe Generale	Japanese Yen	312,000,000	Buy	12/21/16	$3,076,969	$3,087,809	$10,840
							$10,840

Barclays Bank PLC	Japanese Yen	20,000,000	Sell	12/21/16	$199,274	$197,937	$1,337
							$1,337

At September 30, 2016, the following futures contracts were outstanding for Voya Japan TOPIX Index® Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	41	12/08/16	$5,349,144	$33,184
			$5,349,144	$33,184

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$12,177
Equity contracts	Futures contracts	33,184
Total Asset Derivatives		$45,361

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2016:

	Barclays Bank PLC	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$1,337	$10,840	$12,177
Total Assets	$1,337	$10,840	$12,177

Net OTC derivative instruments by counterparty, at fair value	$1,337	$10,840	$12,177

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$1,337	$10,840	$12,177

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Consumer Discretionary: 19.2%
29,041	@	Amazon.com, Inc.	$24,316,320	4.1
30,098		CBS Corp. - Class B	1,647,564	0.3
14,948	@	Charter Communications, Inc.	4,035,511	0.7
166,424		Comcast Corp. – Class A	11,040,568	1.9
12,619	@	Dish Network Corp. - Class A	691,269	0.1
92,906		Home Depot, Inc.	11,955,144	2.0
27,087		Las Vegas Sands Corp.	1,558,586	0.3
66,743		Lowe's Cos, Inc.	4,819,512	0.8
65,610		McDonald's Corp.	7,568,770	1.3
30,422	@	Netflix, Inc.	2,998,088	0.5
98,878		Nike, Inc.	5,205,927	0.9
3,693	@	Priceline.com, Inc.	5,434,212	0.9
106,479		Starbucks Corp.	5,764,773	1.0
4,756		Target Corp.	326,642	0.1
8,729	@,L	Tesla Motors, Inc.	1,780,978	0.3
38,565		Time Warner, Inc.	3,070,160	0.5
49,315		TJX Cos., Inc.	3,687,776	0.6
62,760		Twenty-First Century Fox, Inc. - Class A	1,520,047	0.3
28,210		Twenty-First Century Fox, Inc. - Class B	697,915	0.1
25,374		VF Corp.	1,422,213	0.2
121,148		Walt Disney Co.	11,249,803	1.9
28,797		Yum! Brands, Inc.	2,615,056	0.4
			113,406,834	19.2

		Consumer Staples: 10.3%
146,053		Altria Group, Inc.	9,234,931	1.6
217,562		Coca-Cola Co.	9,207,224	1.6
11,592		Colgate-Palmolive Co.	859,431	0.1
12,349		Constellation Brands, Inc.	2,055,985	0.4
32,516		Costco Wholesale Corp.	4,959,015	0.8
75,468		CVS Health Corp.	6,715,897	1.1
16,149		Estee Lauder Cos., Inc.	1,430,156	0.2
44,347		General Mills, Inc.	2,832,886	0.5
22,837		Kimberly-Clark Corp.	2,880,659	0.5
5,694		Kraft Heinz Co.	509,670	0.1
70,919		Kroger Co.	2,104,876	0.4
10,391	@	Monster Beverage Corp.	1,525,503	0.3
93,813		PepsiCo, Inc.	10,204,040	1.7
12,380		Philip Morris International, Inc.	1,203,584	0.2
37,954		Reynolds American, Inc.	1,789,531	0.3
39,123		Sysco Corp.	1,917,418	0.3
13,219		Walgreens Boots Alliance, Inc.	1,065,716	0.2
			60,496,522	10.3

		Energy: 0.4%
19,499		Apache Corp.	1,245,401	0.2
4,593		EOG Resources, Inc.	444,189	0.1
8,036		Spectra Energy Corp.	343,539	0.1
			2,033,129	0.4

		Financials: 2.5%
31,447		American Tower Corp.	3,563,889	0.6
19,611		Aon PLC	2,206,041	0.4
69,100		Charles Schwab Corp.	2,181,487	0.4
10,094		Discover Financial Services	570,816	0.1
4,204		Intercontinental Exchange, Inc.	1,132,389	0.2
38,883		Marsh & McLennan Cos., Inc.	2,614,882	0.4
19,659		S&P Global, Inc.	2,488,043	0.4
			14,757,547	2.5

		Health Care: 16.6%
120,796		AbbVie, Inc.	7,618,604	1.3
8,545		Aetna, Inc.	986,520	0.2
16,194	@	Alexion Pharmaceuticals, Inc.	1,984,413	0.3
17,478	@	Allergan plc	4,025,358	0.7
56,083		Amgen, Inc.	9,355,205	1.6
5,342		Anthem, Inc.	669,406	0.1
4,124		Baxter International, Inc.	196,302	0.0
15,622		Becton Dickinson & Co.	2,807,742	0.5
16,332	@	Biogen, Inc.	5,112,406	0.9
100,506	@	Boston Scientific Corp.	2,392,043	0.4
124,660		Bristol-Myers Squibb Co.	6,721,667	1.1
22,518		Cardinal Health, Inc.	1,749,649	0.3
57,348	@	Celgene Corp.	5,994,587	1.0
6,328		Cigna Corp.	824,665	0.1
11,925		Danaher Corp.	934,801	0.1
72,792		Eli Lilly & Co.	5,842,286	1.0
41,678	@	Express Scripts Holding Co.	2,939,549	0.5
98,909		Gilead Sciences, Inc.	7,825,680	1.3
15,494	@	HCA Holdings, Inc.	1,171,811	0.2
10,459		Humana, Inc.	1,850,093	0.3
35,492		Johnson & Johnson	4,192,670	0.7
16,767		McKesson Corp.	2,795,897	0.5
10,811	@	Mylan NV	412,115	0.1
31,407		Pfizer, Inc.	1,063,755	0.2
5,788	@	Regeneron Pharmaceuticals, Inc.	2,326,892	0.4
25,098		Stryker Corp.	2,921,658	0.5
13,320		Thermo Fisher Scientific, Inc.	2,118,679	0.3
69,989		UnitedHealth Group, Inc.	9,798,460	1.7
18,351	@	Vertex Pharmaceuticals, Inc.	1,600,391	0.3
			98,233,304	16.6

		Industrials: 8.9%
43,921		3M Co.	7,740,198	1.3
44,530		Boeing Co.	5,866,382	1.0
5,801		Deere & Co.	495,115	0.1
44,800		Delta Air Lines, Inc.	1,763,328	0.3
7,742		Emerson Electric Co.	422,016	0.1
18,617		FedEx Corp.	3,252,018	0.5
5,962		Fortive Corp.	303,466	0.0
7,573		General Dynamics Corp.	1,175,027	0.2
133,300		General Electric Co.	3,948,346	0.7

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
56,804		Honeywell International, Inc.	$6,622,778	1.1
21,966		Illinois Tool Works, Inc.	2,632,406	0.4
18,981		Lockheed Martin Corp.	4,550,125	0.8
12,416		Northrop Grumman Corp.	2,656,403	0.4
8,463		Raytheon Co.	1,152,068	0.2
47,666		Southwest Airlines Co.	1,853,731	0.3
9,883		Union Pacific Corp.	963,889	0.2
51,617		United Parcel Service, Inc. - Class B	5,644,835	1.0
27,318		Waste Management, Inc.	1,741,796	0.3
			52,783,927	8.9

		Information Technology: 34.1%
46,554		Accenture PLC	5,687,502	1.0
41,735		Activision Blizzard, Inc.	1,848,860	0.3
36,389	@	Adobe Systems, Inc.	3,949,662	0.7
21,921	@	Alphabet, Inc. - Class A	17,625,799	3.0
22,156	@	Alphabet, Inc. - Class C	17,221,637	2.9
374,868		Apple, Inc.	42,378,827	7.2
58,019		Applied Materials, Inc.	1,749,273	0.3
34,006		Automatic Data Processing, Inc.	2,999,329	0.5
28,130		Broadcom Ltd.	4,852,988	0.8
45,039	@	Cognizant Technology Solutions Corp.	2,148,811	0.4
1,721	@	Dell Technologies, Inc. - VMware, Inc.	82,264	0.0
79,637	@	eBay, Inc.	2,620,057	0.4
167,548	@	Facebook, Inc.	21,491,382	3.6
45,096		International Business Machines Corp.	7,163,500	1.2
31,763		Intel Corp.	1,199,053	0.2
18,168		Intuit, Inc.	1,998,662	0.3
71,945		Mastercard, Inc.	7,321,843	1.2
565,552		Microsoft Corp.	32,575,795	5.5
21,638		Oracle Corp.	849,941	0.2
84,438	@	PayPal Holdings, Inc.	3,459,425	0.6
22,695		Qualcomm, Inc.	1,554,607	0.3
47,744	@	Salesforce.com, Inc.	3,405,580	0.6
75,000		Texas Instruments, Inc.	5,263,500	0.9
142,276		Visa, Inc. - Class A	11,766,225	2.0
1,902	@,L	VMware, Inc.	139,512	0.0
			201,354,034	34.1

		Materials: 3.0%
12,710		Air Products & Chemicals, Inc.	1,910,821	0.3
19,434		Ecolab, Inc.	2,365,507	0.4
65,250		Du Pont E I de Nemours & Co.	4,369,793	0.7
11,440		LyondellBasell Industries NV - Class A	922,750	0.2
21,124		Monsanto Co.	2,158,873	0.4
19,781		PPG Industries, Inc.	2,044,564	0.3
18,700		Praxair, Inc.	2,259,521	0.4
5,999		Sherwin-Williams Co.	1,659,683	0.3
			17,691,512	3.0

		Real Estate: 1.5%
22,200		Crown Castle International Corp.	2,091,462	0.4
11,005		Public Storage, Inc.	2,455,656	0.4
20,808		Simon Property Group, Inc.	4,307,464	0.7
			8,854,582	1.5

		Telecommunication Services: 1.5%
13,124	@	T-Mobile US, Inc.	613,153	0.1
152,349		Verizon Communications, Inc.	7,919,101	1.4
			8,532,254	1.5

		Utilities: 0.0%
2,849		Dominion Resources, Inc.	211,595	0.0

	Total Common Stock
	(Cost $317,173,044)		578,355,240	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateralcc: 0.3%
904,323	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $904,363, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $922,409, due 11/01/16-07/20/66)	904,323	0.1
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $1,000,049, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $1,020,048, due 04/15/18-09/09/49)	1,000,000	0.2
		1,904,323	0.3

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
11,024,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $11,024,000)	$11,024,000	1.9

	Total Short-Term Investments
	(Cost $12,928,323)	12,928,323	2.2

	Total Investments in Securities (Cost $330,101,367)	$591,283,563	100.2
	Liabilities in Excess of Other Assets	(1,060,423)	(0.2)
	Net Assets	$590,223,140	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $330,390,890.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$266,966,357
Gross Unrealized Depreciation	(6,073,684)

Net Unrealized Appreciation	$260,892,673

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$578,355,240	$–	$–	$578,355,240
Short-Term Investments	11,024,000	1,904,323	–	12,928,323
Total Investments, at fair value	$589,379,240	$1,904,323	$–	$591,283,563
Liabilities Table
Other Financial Instruments+
Futures	$(69,225)	$–	$–	$(69,225)
Total Liabilities	$(69,225)	$–	$–	$(69,225)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

At September 30, 2016, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	109	12/16/16	$11,774,180	$(69,225)
			$11,774,180	$(69,225)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$69,225
Total Liability Derivatives		$69,225

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Consumer Discretionary: 11.3%
21,037	@	Amazon.com, Inc.	$17,614,490	2.1
22,013		Carnival Corp.	1,074,675	0.1
21,802		CBS Corp. - Class B	1,193,441	0.1
10,827	@	Charter Communications, Inc.	2,922,965	0.4
130,336		Comcast Corp. – Class A	8,646,490	1.0
11,745	@	Dish Network Corp. - Class A	643,391	0.1
209,883		Ford Motor Co.	2,533,288	0.3
75,781		General Motors Co.	2,407,562	0.3
67,299		Home Depot, Inc.	8,660,035	1.0
19,730		Las Vegas Sands Corp.	1,135,264	0.1
48,350		Lowe's Cos, Inc.	3,491,354	0.4
47,525		McDonald's Corp.	5,482,484	0.7
22,033	@	Netflix, Inc.	2,171,352	0.3
71,628		Nike, Inc.	3,771,214	0.5
2,675	@	Priceline.com, Inc.	3,936,236	0.5
77,141		Starbucks Corp.	4,176,414	0.5
31,906		Target Corp.	2,191,304	0.3
6,324	@,L	Tesla Motors, Inc.	1,290,286	0.2
16,197		Thomson Reuters Corp.	670,232	0.1
42,525		Time Warner, Inc.	3,385,415	0.4
35,720		TJX Cos., Inc.	2,671,142	0.3
58,731		Twenty-First Century Fox, Inc. - Class A	1,422,465	0.2
26,421		Twenty-First Century Fox, Inc. - Class B	653,656	0.1
18,379		VF Corp.	1,030,143	0.1
87,760		Walt Disney Co.	8,149,394	1.0
20,859		Yum! Brands, Inc.	1,894,206	0.2
			93,218,898	11.3

		Consumer Staples: 10.6%
105,797		Altria Group, Inc.	6,689,544	0.8
31,071		Archer-Daniels-Midland Co.	1,310,264	0.2
210,702		Coca-Cola Co.	8,916,909	1.1
46,920		Colgate-Palmolive Co.	3,478,649	0.4
8,944		Constellation Brands, Inc.	1,489,086	0.2
23,555		Costco Wholesale Corp.	3,592,373	0.4
58,031		CVS Health Corp.	5,164,179	0.6
11,700		Estee Lauder Cos., Inc.	1,036,152	0.1
32,169		General Mills, Inc.	2,054,956	0.2
19,414		Kimberly-Clark Corp.	2,448,882	0.3
32,227		Kraft Heinz Co.	2,884,639	0.4
51,385		Kroger Co.	1,525,107	0.2
80,780		Mondelez International, Inc.	3,546,242	0.4
7,527	@	Monster Beverage Corp.	1,105,039	0.1
78,115		PepsiCo, Inc.	8,496,568	1.0
83,805		Philip Morris International, Inc.	8,147,522	1.0
138,525		Procter & Gamble Co.	12,432,619	1.5
44,561		Reynolds American, Inc.	2,101,051	0.3
28,341		Sysco Corp.	1,388,992	0.2
46,491		Walgreens Boots Alliance, Inc.	3,748,104	0.5
81,813		Wal-Mart Stores, Inc.	5,900,354	0.7
			87,457,231	10.6

		Energy: 7.2%
30,198		Anadarko Petroleum Corp.	1,913,345	0.2
20,351		Apache Corp.	1,299,818	0.2
101,681		Chevron Corp.	10,465,009	1.3
67,021		ConocoPhillips	2,913,403	0.4
29,624		EOG Resources, Inc.	2,864,937	0.3
225,529		Exxon Mobil Corp.	19,684,171	2.4
46,321		Halliburton Co.	2,078,887	0.2
103,987		Kinder Morgan, Inc.	2,405,219	0.3
41,225		Occidental Petroleum Corp.	3,006,127	0.4
24,366		Phillips 66	1,962,681	0.2
8,784		Pioneer Natural Resources Co.	1,630,750	0.2
75,266		Schlumberger Ltd.	5,918,918	0.7
37,783		Spectra Energy Corp.	1,615,223	0.2
25,374		Valero Energy Corp.	1,344,822	0.2
			59,103,310	7.2

		Financials: 13.5%
21,715		Aflac, Inc.	1,560,657	0.2
59,965		American International Group, Inc.	3,558,323	0.4
20,203		Allstate Corp.	1,397,644	0.2
43,248		American Express Co.	2,769,602	0.3
22,833		American Tower Corp.	2,587,664	0.3
14,207		Aon PLC	1,598,145	0.2
555,929		Bank of America Corp.	8,700,289	1.1
56,584		Bank of New York Mellon Corp.	2,256,570	0.3
43,943		BB&T Corp.	1,657,530	0.2
102,283	@	Berkshire Hathaway, Inc. – Class B	14,776,825	1.8
6,771		Blackrock, Inc.	2,454,217	0.3
27,578		Capital One Financial Corp.	1,980,928	0.2
62,979		Charles Schwab Corp.	1,988,247	0.3
24,990		Chubb Ltd.	3,139,993	0.4
158,819		Citigroup, Inc.	7,501,021	0.9
18,250		CME Group, Inc.	1,907,490	0.2
22,162		Discover Financial Services	1,253,261	0.2
19,477		Franklin Resources, Inc.	692,797	0.1
20,858		Goldman Sachs Group, Inc.	3,363,770	0.4
6,358		Intercontinental Exchange, Inc.	1,712,591	0.2
196,898		JPMorgan Chase & Co.	13,111,438	1.6
28,170		Marsh & McLennan Cos., Inc.	1,894,432	0.2
50,281		Metlife, Inc.	2,233,985	0.3
77,151		Morgan Stanley	2,473,461	0.3
26,994		PNC Financial Services Group, Inc.	2,431,889	0.3
23,889		Prudential Financial, Inc.	1,950,537	0.2
14,243		S&P Global, Inc.	1,802,594	0.2

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
21,301		State Street Corp.	$1,483,189	0.2
15,773		Travelers Cos., Inc.	1,806,797	0.2
87,794		US Bancorp	3,765,485	0.5
247,150		Wells Fargo & Co.	10,943,802	1.3
			110,755,173	13.5

		Health Care: 15.5%
79,376		Abbott Laboratories	3,356,811	0.4
87,506		AbbVie, Inc.	5,519,003	0.7
18,362		Aetna, Inc.	2,119,893	0.3
11,729	@	Alexion Pharmaceuticals, Inc.	1,437,272	0.2
21,387	@	Allergan plc	4,925,640	0.6
40,627		Amgen, Inc.	6,776,990	0.8
14,215		Anthem, Inc.	1,781,282	0.2
26,945		Baxter International, Inc.	1,282,582	0.2
11,300		Becton Dickinson & Co.	2,030,949	0.2
11,832	@	Biogen, Inc.	3,703,771	0.5
72,793	@	Boston Scientific Corp.	1,732,473	0.2
90,299		Bristol-Myers Squibb Co.	4,868,922	0.6
17,616		Cardinal Health, Inc.	1,368,763	0.2
41,546	@	Celgene Corp.	4,342,803	0.5
13,730		Cigna Corp.	1,789,294	0.2
32,713		Danaher Corp.	2,564,372	0.3
52,805		Eli Lilly & Co.	4,238,129	0.5
34,150	@	Express Scripts Holding Co.	2,408,600	0.3
71,648		Gilead Sciences, Inc.	5,668,790	0.7
16,574	@	HCA Holdings, Inc.	1,253,492	0.2
8,084		Humana, Inc.	1,429,979	0.2
148,621		Johnson & Johnson	17,556,599	2.1
12,146		McKesson Corp.	2,025,346	0.2
75,841		Medtronic PLC	6,552,662	0.8
149,840		Merck & Co., Inc.	9,351,514	1.1
24,708	@	Mylan NV	941,869	0.1
324,998		Pfizer, Inc.	11,007,682	1.3
4,193	@	Regeneron Pharmaceuticals, Inc.	1,685,670	0.2
18,228		Stryker Corp.	2,121,922	0.3
21,206		Thermo Fisher Scientific, Inc.	3,373,026	0.4
50,700		UnitedHealth Group, Inc.	7,098,000	0.9
13,297	@	Vertex Pharmaceuticals, Inc.	1,159,631	0.1
			127,473,731	15.5

		Industrials: 8.8%
31,816		3M Co.	5,606,934	0.7
32,254		Boeing Co.	4,249,142	0.5
30,150		Caterpillar, Inc.	2,676,415	0.3
51,583		CSX Corp.	1,573,281	0.2
17,066		Deere & Co.	1,456,583	0.2
41,669		Delta Air Lines, Inc.	1,640,092	0.2
24,706		Eaton Corp. PLC	1,623,431	0.2
34,619		Emerson Electric Co.	1,887,082	0.2
13,486		FedEx Corp.	2,355,734	0.3
16,356		Fortive Corp.	832,520	0.1
13,185		General Dynamics Corp.	2,045,785	0.3
497,770		General Electric Co.	14,743,947	1.8
41,150		Honeywell International, Inc.	4,797,679	0.6
15,915		Illinois Tool Works, Inc.	1,907,254	0.2
13,748		Lockheed Martin Corp.	3,295,671	0.4
15,952		Norfolk Southern Corp.	1,548,301	0.2
8,994		Northrop Grumman Corp.	1,924,266	0.2
16,051		Raytheon Co.	2,185,023	0.3
34,520		Southwest Airlines Co.	1,342,483	0.2
45,610		Union Pacific Corp.	4,448,343	0.5
37,391		United Parcel Service, Inc. - Class B	4,089,080	0.5
41,974		United Technologies Corp.	4,264,558	0.5
23,963		Waste Management, Inc.	1,527,881	0.2
			72,021,485	8.8

		Information Technology: 22.7%
33,720		Accenture PLC	4,119,572	0.5
30,240		Activision Blizzard, Inc.	1,339,632	0.2
26,365	@	Adobe Systems, Inc.	2,861,657	0.3
15,880	@	Alphabet, Inc. - Class A	12,768,473	1.5
16,050	@	Alphabet, Inc. - Class C	12,475,504	1.5
296,452		Apple, Inc.	33,513,899	4.1
58,887		Applied Materials, Inc.	1,775,443	0.2
24,631		Automatic Data Processing, Inc.	2,172,454	0.3
20,374		Broadcom Ltd.	3,514,922	0.4
272,247		Cisco Systems, Inc.	8,635,675	1.0
32,623	@	Cognizant Technology Solutions Corp.	1,556,443	0.2
58,091		Corning, Inc.	1,373,852	0.2
11,759	@	Dell Technologies, Inc. - VMware, Inc.	562,080	0.1
57,704	@	eBay, Inc.	1,898,462	0.2
121,369	@	Facebook, Inc.	15,568,002	1.9
93,316		Hewlett Packard Enterprise Co.	2,122,939	0.3
93,181		HP, Inc.	1,447,101	0.2
47,551		International Business Machines Corp.	7,553,476	0.9
255,611		Intel Corp.	9,649,315	1.2
13,158		Intuit, Inc.	1,447,512	0.2
52,114		Mastercard, Inc.	5,303,642	0.6
409,681		Microsoft Corp.	23,597,626	2.9
159,952		Oracle Corp.	6,282,915	0.8
61,157	@	PayPal Holdings, Inc.	2,505,602	0.3
79,439		Qualcomm, Inc.	5,441,572	0.7
34,583	@	Salesforce.com, Inc.	2,466,805	0.3
54,336		Texas Instruments, Inc.	3,813,300	0.5
103,063		Visa, Inc. - Class A	8,523,310	1.0
4,379	@,L	VMware, Inc.	321,200	0.0
46,837	@	Yahoo!, Inc.	2,018,675	0.2
			186,631,060	22.7

		Materials: 2.2%
10,574		Air Products & Chemicals, Inc.	1,589,695	0.2
60,658		Dow Chemical Co.	3,143,904	0.4
14,078		Ecolab, Inc.	1,713,574	0.2

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
47,265	Du Pont E I de Nemours & Co.	$3,165,337	0.4
18,738	LyondellBasell Industries NV - Class A	1,511,407	0.2
23,580	Monsanto Co.	2,409,876	0.3
14,327	PPG Industries, Inc.	1,480,839	0.2
15,429	Praxair, Inc.	1,864,286	0.2
4,346	Sherwin-Williams Co.	1,202,365	0.1
		18,081,283	2.2

	Real Estate: 1.0%
18,153	Crown Castle International Corp.	1,710,194	0.2
19,241	Equity Residential	1,237,774	0.2
7,971	Public Storage, Inc.	1,778,649	0.2
16,636	Simon Property Group, Inc.	3,443,818	0.4
		8,170,435	1.0

	Telecommunication Services: 3.1%
333,241	AT&T, Inc.	13,532,917	1.6
15,409	@ T-Mobile US, Inc.	719,908	0.1
220,714	Verizon Communications, Inc.	11,472,714	1.4
		25,725,539	3.1

	Utilities: 1.9%
26,606	American Electric Power Co., Inc.	1,708,371	0.2
33,252	Dominion Resources, Inc.	2,469,626	0.3
37,320	Duke Energy Corp.	2,987,093	0.3
47,932	Exelon Corp.	1,595,656	0.2
24,903	NextEra Energy, Inc.	3,046,135	0.4
26,829	PG&E Corp.	1,641,130	0.2
50,807	Southern Co.	2,606,399	0.3
		16,054,410	1.9

	Total Common Stock
	(Cost $357,842,954)	804,692,555	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateralcc: 0.2%
410,154	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $410,172, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $418,357, due 11/01/16-07/20/66)	410,154	0.1
1,000,000	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $1,000,049, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $1,020,048, due 04/15/18-09/09/49)	1,000,000	0.1
		1,410,154	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.0%
16,330,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $16,330,000)	16,330,000	2.0

	Total Short-Term Investments
	(Cost $17,740,154)	17,740,154	2.2

	Total Investments in Securities (Cost $375,583,108)	$822,432,709	100.0
	Assets in Excess of Other Liabilities	312,527	0.0
	Net Assets	$822,745,236	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $379,672,494.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$453,014,959
Gross Unrealized Depreciation	(10,254,744)

Net Unrealized Appreciation	$442,760,215

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$804,692,555	$–	$–	$804,692,555
Short-Term Investments	16,330,000	1,410,154	–	17,740,154
Total Investments, at fair value	$821,022,555	$1,410,154	$–	$822,432,709
Liabilities Table
Other Financial Instruments+
Futures	$(113,708)	$–	$–	$(113,708)
Total Liabilities	$(113,708)	$–	$–	$(113,708)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2016, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	170	12/16/16	$18,363,400	$(113,708)
			$18,363,400	$(113,708)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$113,708
Total Liability Derivatives		$113,708

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 2.8%
23,284		Carnival Corp.	$1,136,725	0.3
10,338		Comcast Corp. – Class A	685,823	0.2
2,827	@	Dish Network Corp. - Class A	154,863	0.0
221,919		Ford Motor Co.	2,678,563	0.6
80,116		General Motors Co.	2,545,285	0.6
30,091		Target Corp.	2,066,650	0.5
17,127		Thomson Reuters Corp.	708,715	0.2
15,420		Time Warner, Inc.	1,227,586	0.3
14,039		Twenty-First Century Fox, Inc. - Class A	340,025	0.1
6,218		Twenty-First Century Fox, Inc. - Class B	153,833	0.0
			11,698,068	2.8

		Consumer Staples: 11.2%
32,845		Archer-Daniels-Midland Co.	1,385,074	0.3
56,145		Coca-Cola Co.	2,376,056	0.6
40,733		Colgate-Palmolive Co.	3,019,945	0.7
3,559		CVS Health Corp.	316,715	0.1
3,040		Kimberly-Clark Corp.	383,465	0.1
29,716		Kraft Heinz Co.	2,659,879	0.6
85,412		Mondelez International, Inc.	3,749,587	0.9
10,737		PepsiCo, Inc.	1,167,863	0.3
79,132		Philip Morris International, Inc.	7,693,213	1.9
146,557		Procter & Gamble Co.	13,153,491	3.2
18,124		Reynolds American, Inc.	854,547	0.2
39,034		Walgreens Boots Alliance, Inc.	3,146,921	0.8
86,506		Wal-Mart Stores, Inc.	6,238,813	1.5
			46,145,569	11.2

		Energy: 14.8%
31,920		Anadarko Petroleum Corp.	2,022,451	0.5
6,714		Apache Corp.	428,823	0.1
107,511		Chevron Corp.	11,065,032	2.7
70,869		ConocoPhillips	3,080,675	0.7
27,896		EOG Resources, Inc.	2,697,822	0.7
238,410		Exxon Mobil Corp.	20,808,425	5.1
48,984		Halliburton Co.	2,198,402	0.5
109,938		Kinder Morgan, Inc.	2,542,866	0.6
43,588		Occidental Petroleum Corp.	3,178,437	0.8
25,759		Phillips 66	2,074,888	0.5
9,289		Pioneer Natural Resources Co.	1,724,503	0.4
79,586		Schlumberger Ltd.	6,258,643	1.5
33,795		Spectra Energy Corp.	1,444,736	0.4
26,830		Valero Energy Corp.	1,421,990	0.3
			60,947,693	14.8

		Financials: 25.7%
22,964		Aflac, Inc.	1,650,423	0.4
63,403		American International Group, Inc.	3,762,334	0.9
21,367		Allstate Corp.	1,478,169	0.4
45,720		American Express Co.	2,927,909	0.7
587,783		Bank of America Corp.	9,198,804	2.2
59,829		Bank of New York Mellon Corp.	2,385,981	0.6
46,463		BB&T Corp.	1,752,584	0.4
108,151	@	Berkshire Hathaway, Inc. – Class B	15,624,575	3.8
7,142		Blackrock, Inc.	2,588,689	0.6
29,165		Capital One Financial Corp.	2,094,922	0.5
13,644		Charles Schwab Corp.	430,741	0.1
26,421		Chubb Ltd.	3,319,799	0.8
167,922		Citigroup, Inc.	7,930,956	1.9
19,301		CME Group, Inc.	2,017,341	0.5
15,703		Discover Financial Services	888,005	0.2
20,588		Franklin Resources, Inc.	732,315	0.2
22,051		Goldman Sachs Group, Inc.	3,556,165	0.9
3,502		Intercontinental Exchange, Inc.	943,299	0.2
208,189		JPMorgan Chase & Co.	13,863,305	3.4
53,155		Metlife, Inc.	2,361,677	0.6
81,572		Morgan Stanley	2,615,198	0.6
28,541		PNC Financial Services Group, Inc.	2,571,259	0.6
25,253		Prudential Financial, Inc.	2,061,907	0.5
22,526		State Street Corp.	1,568,485	0.4
16,675		Travelers Cos., Inc.	1,910,121	0.5
92,830		US Bancorp	3,981,479	1.0
261,330		Wells Fargo & Co.	11,571,692	2.8
			105,788,134	25.7

		Health Care: 14.5%
83,918		Abbott Laboratories	3,548,892	0.9
12,875		Aetna, Inc.	1,486,419	0.4
9,226	@	Allergan plc	2,124,840	0.5
10,954		Anthem, Inc.	1,372,646	0.3
25,322		Baxter International, Inc.	1,205,327	0.3
1,356		Cardinal Health, Inc.	105,361	0.0
9,666		Cigna Corp.	1,259,673	0.3
25,458		Danaher Corp.	1,995,653	0.5
4,232	@	Express Scripts Holding Co.	298,483	0.1
5,661	@	HCA Holdings, Inc.	428,141	0.1
494		Humana, Inc.	87,384	0.0
129,959		Johnson & Johnson	15,352,057	3.7
80,196		Medtronic PLC	6,928,934	1.7
158,435		Merck & Co., Inc.	9,887,928	2.4
17,847	@	Mylan NV	680,328	0.2
319,593		Pfizer, Inc.	10,824,615	2.6
12,221		Thermo Fisher Scientific, Inc.	1,943,872	0.5
			59,530,553	14.5

		Industrials: 8.7%
31,876		Caterpillar, Inc.	2,829,633	0.7
54,527		CSX Corp.	1,663,074	0.4
13,537		Deere & Co.	1,155,383	0.3
9,740		Delta Air Lines, Inc.	383,366	0.1

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
26,128		Eaton Corp. PLC	$1,716,871	0.4
30,679		Emerson Electric Co.	1,672,312	0.4
12,733		Fortive Corp.	648,110	0.2
8,142		General Dynamics Corp.	1,263,313	0.3
424,204		General Electric Co.	12,564,922	3.0
16,868		Norfolk Southern Corp.	1,637,208	0.4
10,487		Raytheon Co.	1,427,595	0.3
40,651		Union Pacific Corp.	3,964,692	1.0
44,381		United Technologies Corp.	4,509,110	1.1
4,411		Waste Management, Inc.	281,245	0.1
			35,716,834	8.7

		Information Technology: 10.5%
26,331		Apple, Inc.	2,976,720	0.7
17,808		Applied Materials, Inc.	536,911	0.1
287,845		Cisco Systems, Inc.	9,130,443	2.2
61,434		Corning, Inc.	1,452,914	0.4
11,072	@	Dell Technologies, Inc. - VMware, Inc.	529,242	0.1
98,650		Hewlett Packard Enterprise Co.	2,244,287	0.5
98,809		HP, Inc.	1,534,504	0.4
15,737		International Business Machines Corp.	2,499,822	0.6
245,948		Intel Corp.	9,284,537	2.3
152,546		Oracle Corp.	5,992,007	1.5
66,605		Qualcomm, Inc.	4,562,443	1.1
3,133	@,L	VMware, Inc.	229,806	0.1
49,534	@	Yahoo!, Inc.	2,134,915	0.5
			43,108,551	10.5

		Materials: 1.4%
1,421		Air Products & Chemicals, Inc.	213,633	0.1
64,140		Dow Chemical Co.	3,324,376	0.8
11,057		LyondellBasell Industries NV - Class A	891,858	0.2
8,752		Monsanto Co.	894,454	0.2
1,959		Praxair, Inc.	236,706	0.1
			5,561,027	1.4

		Real Estate: 0.4%
2,157		Crown Castle International Corp.	203,211	0.0
20,343		Equity Residential	1,308,665	0.3
1,654		Simon Property Group, Inc.	342,395	0.1
			1,854,271	0.4

		Telecommunication Services: 5.0%
352,347		AT&T, Inc.	14,308,812	3.5
6,236	@	T-Mobile US, Inc.	291,346	0.0
116,685		Verizon Communications, Inc.	6,065,286	1.5
			20,665,444	5.0

		Utilities: 4.1%
28,132		American Electric Power Co., Inc.	1,806,356	0.4
32,980		Dominion Resources, Inc.	2,449,425	0.6
39,418		Duke Energy Corp.	3,155,017	0.8
50,685		Exelon Corp.	1,687,304	0.4
26,332		NextEra Energy, Inc.	3,220,930	0.8
28,374		PG&E Corp.	1,735,637	0.4
53,714		Southern Co.	2,755,528	0.7
			16,810,197	4.1

	Total Common Stock
	(Cost $343,735,248)		407,826,341	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Securities Lending Collateralcc: 0.0%
193,070	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $193,077, collateralized by various U.S. Government and U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $196,939, due 02/01/21-08/01/46)
	(Cost $193,070)	193,070	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
2,297,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $2,297,000)	2,297,000	0.6

	Total Short-Term Investments
	(Cost $2,490,070)	2,490,070	0.6

	Total Investments in Securities (Cost $346,225,318)	$410,316,411	99.7
	Assets in Excess of Other Liabilities	1,161,335	0.3
	Net Assets	$411,477,746	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Cost for federal income tax purposes is $349,593,318.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$68,323,211
Gross Unrealized Depreciation	(7,600,118)

Net Unrealized Appreciation	$60,723,093

 Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$407,826,341	$–	$–	$407,826,341
Short-Term Investments	2,297,000	193,070	–	2,490,070
Total Investments, at fair value	$410,123,341	$193,070	$–	$410,316,411
Liabilities Table
Other Financial Instruments+
Futures	$(15,041)	$–	$–	$(15,041)
Total Liabilities	$(15,041)	$–	$–	$(15,041)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2016, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	32	12/16/16	$3,456,640	$(15,041)
			$3,456,640	$(15,041)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$15,041
Total Liability Derivatives		$15,041

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Consumer Discretionary: 23.5%
7,391		Advance Auto Parts, Inc.	$1,102,146	0.4
6,217	@	AMC Networks, Inc.	322,414	0.1
10,892		ARAMARK Holdings Corp.	414,223	0.1
2,726	@	Autonation, Inc.	132,784	0.0
3,074	@	Autozone, Inc.	2,361,877	0.8
1,650		Bed Bath & Beyond, Inc.	71,132	0.0
2,769		BorgWarner, Inc.	97,413	0.0
5,780	L	Brinker International, Inc.	291,485	0.1
7,678		Brunswick Corp.	374,533	0.1
4,200	@	Burlington Stores, Inc.	340,284	0.1
658	@	Cabela's, Inc.	36,144	0.0
495		Cable One, Inc.	289,080	0.1
968		CalAtlantic Group, Inc.	32,370	0.0
20,171	@	Carmax, Inc.	1,076,123	0.4
5,224		Carter's, Inc.	452,973	0.2
2,948	@,L	Chipotle Mexican Grill, Inc.	1,248,478	0.4
2,386		Choice Hotels International, Inc.	107,561	0.0
11,097		Cinemark Holdings, Inc.	424,793	0.1
1,905		Clear Channel Outdoor Holdings, Inc.	11,125	0.0
5,562		Coach, Inc.	203,347	0.1
2,655	L	Coty, Inc - Class A	62,393	0.0
12,156		Darden Restaurants, Inc.	745,406	0.3
28,503		Delphi Automotive PLC	2,032,834	0.7
7,125		Dick's Sporting Goods, Inc.	404,130	0.1
14,518	@	Discovery Communications, Inc. - Class A	390,825	0.1
22,840	@	Discovery Communications, Inc. - Class C	600,920	0.2
29,717		Dollar General Corp.	2,079,893	0.7
23,666	@	Dollar Tree, Inc.	1,867,957	0.6
5,206		Domino's Pizza, Inc.	790,531	0.3
19,326		D.R. Horton, Inc.	583,645	0.2
9,563	L	Dunkin' Brands Group, Inc.	498,041	0.2
12,463		Expedia, Inc.	1,454,681	0.5
1,075		Extended Stay America, Inc.	15,265	0.0
12,664		Foot Locker, Inc.	857,606	0.3
1,503		Gap, Inc.	33,427	0.0
19,055		Gentex Corp.	334,606	0.1
14,382		Genuine Parts Co.	1,444,672	0.5
38,633	@,L	Groupon, Inc.	198,960	0.1
39,345		Hanesbrands, Inc.	993,461	0.3
18,897		Harley-Davidson, Inc.	993,793	0.3
3,437		Harman International Industries, Inc.	290,255	0.1
11,728		Hasbro, Inc.	930,382	0.3
48,127		Hilton Worldwide Holdings, Inc.	1,103,552	0.4
142	@	Hyatt Hotels Corp.	6,989	0.0
41,891		Interpublic Group of Cos., Inc.	936,264	0.3
20,614		Johnson Controls International plc	959,169	0.3
13,495	@	Kate Spade & Co.	231,169	0.1
4,582		L Brands, Inc.	324,268	0.1
6,381		Lear Corp.	773,505	0.3
13,829		Leggett & Platt, Inc.	630,326	0.2
9,845		Lennar Corp. - Class A	416,837	0.1
539		Lennar Corp. - Class B	18,094	0.0
26,086	@	Liberty Interactive Corp. QVC Group	521,981	0.2
2,609	@	Liberty Ventures	104,021	0.0
6,371		Lions Gate Entertainment Corp.	127,356	0.0
7,901	@	Live Nation, Inc.	217,120	0.1
31,849	@	LKQ Corp.	1,129,366	0.4
10,134	@,L	Lululemon Athletica, Inc.	617,971	0.2
206	@	Madison Square Garden Co.	34,899	0.0
25,377		Marriott International, Inc.	1,708,633	0.6
35,605		Mattel, Inc.	1,078,119	0.4
4,503	@	MGM Resorts International	117,213	0.0
16,874	@	Michael Kors Holdings Ltd.	789,534	0.3
7,532	@	Michaels Cos, Inc.	182,048	0.1
5,091	@	Mohawk Industries, Inc.	1,019,931	0.4
1,886		Morningstar, Inc.	149,503	0.1
2,375	@	Murphy USA, Inc.	169,480	0.1
49,123		Newell Rubbermaid, Inc.	2,586,817	0.9
12,858		Nordstrom, Inc.	667,073	0.2
1,560	@	Norwegian Cruise Line Holdings Ltd.	58,812	0.0
365	@	NVR, Inc.	598,553	0.2
24,674		Omnicom Group, Inc.	2,097,290	0.7
9,873	@	O'Reilly Automotive, Inc.	2,765,526	1.0
19,733	@	Pandora Media, Inc.	282,774	0.1
2,330	@,L	Panera Bread Co.	453,698	0.2
6,280	L	Polaris Industries, Inc.	486,323	0.2
4,210		Pool Corp.	397,929	0.1
10,802		Pulte Group, Inc.	216,472	0.1
415		Ralph Lauren Corp.	41,973	0.0
2,399	L	Regal Entertainment Group	52,178	0.0
41,127		Ross Stores, Inc.	2,644,466	0.9
15,256	@	Sally Beauty Holdings, Inc.	391,774	0.1
8,595		Scripps Networks Interactive - Class A	545,697	0.2
19,566		Service Corp. International	519,282	0.2
14,141	@	ServiceMaster Global Holdings, Inc.	476,269	0.2
7,473		Signet Jewelers Ltd.	556,963	0.2
185,810	@,L	Sirius XM Holdings, Inc.	774,828	0.3
7,463		Six Flags Entertainment Corp.	400,091	0.1
13,597	@	Skechers USA, Inc.	311,371	0.1
8,795	@	Starz	274,316	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
5,554	@,L	Tempur Sealy International, Inc.	$315,134	0.1
5,019		Thor Industries, Inc.	425,109	0.2
7,668	@	Toll Brothers, Inc.	228,967	0.1
13,929		Tractor Supply Co.	938,118	0.3
639		Tribune Media Co.	23,336	0.0
11,885	@	TripAdvisor, Inc.	750,894	0.3
5,238		Tupperware Corp.	342,408	0.1
6,111	@	Ulta Salon Cosmetics & Fragrance, Inc.	1,454,296	0.5
19,099	@,L	Under Armour, Inc. - Class A	738,749	0.3
19,324	@	Under Armour, Inc. - Class C	654,311	0.2
7,338	@	Urban Outfitters, Inc.	253,308	0.1
3,755		Vail Resorts, Inc.	589,084	0.2
934		Viacom, Inc.	39,994	0.0
31,748		Viacom, Inc. - Class B	1,209,599	0.4
1,117	@	Vista Outdoor, Inc.	44,524	0.0
3,601		Visteon Corp.	258,048	0.1
12,627		Wendy's Company	136,372	0.1
768		Whirlpool Corp.	124,539	0.0
9,216	L	Williams-Sonoma, Inc.	470,753	0.2
11,492		Wyndham Worldwide Corp.	773,756	0.3
7,617		Wynn Resorts Ltd.	742,048	0.3
			68,475,138	23.5

		Consumer Staples: 7.3%
6,295	@	Blue Buffalo Pet Products, Inc.	149,569	0.1
5,343		Brown-Forman Corp. - Class A	265,814	0.1
19,584		Brown-Forman Corp. - Class B	929,065	0.3
19,460		Campbell Soup Co.	1,064,462	0.4
4,054		Casey's General Stores, Inc.	487,088	0.2
26,778		Church & Dwight Co., Inc.	1,283,202	0.4
11,523		Clorox Co.	1,442,449	0.5
36,058		ConAgra Foods, Inc.	1,698,692	0.6
19,350		Dr Pepper Snapple Group, Inc.	1,766,849	0.6
2,024		Energizer Holdings, Inc.	101,119	0.0
16,701	L	Flowers Foods, Inc.	252,519	0.1
7,918	@	Hain Celestial Group, Inc.	281,722	0.1
7,691	@,L	Herbalife Ltd.	476,765	0.2
14,640		Hershey Co.	1,399,584	0.5
24,693		Hormel Foods Corp.	936,606	0.3
5,287		Ingredion, Inc.	703,488	0.2
23,944		Kellogg Co.	1,854,942	0.6
12,073		McCormick & Co., Inc.	1,206,334	0.4
7,025		Mead Johnson Nutrition Co.	555,045	0.2
1,669		Nu Skin Enterprises, Inc.	108,118	0.0
897		Pilgrim's Pride Corp.	18,945	0.0
3,868	@	Post Holdings, Inc.	298,494	0.1
107,308	@	Rite Aid Corp.	825,199	0.3
2,563		Spectrum Brands Holdings, Inc.	352,899	0.1
14,683	@	Sprouts Farmers Market, Inc.	303,204	0.1
1,821	@	TreeHouse Foods, Inc.	158,773	0.1
14,240		Tyson Foods, Inc.	1,063,301	0.4
4,706	@	US Foods Holding Corp.	111,109	0.0
18,131	@	WhiteWave Foods Co.	986,870	0.3
5,647		Whole Foods Market, Inc.	160,092	0.1
			21,242,318	7.3

		Energy: 1.5%
33,869		Cabot Oil & Gas Corp.	873,820	0.3
5,369	@	Chesapeake Energy Corp.	33,664	0.0
1,559		Cimarex Energy Co.	209,483	0.1
4,064	@,L	Continental Resources, Inc.	211,165	0.1
4,913		Devon Energy Corp.	216,712	0.1
2,022	@	Diamondback Energy, Inc.	195,204	0.1
5,345	@	Newfield Exploration Co.	232,294	0.1
21,831		Oneok, Inc.	1,121,895	0.4
1,386	@	Parsley Energy, Inc.	46,445	0.0
51,117	@	Southwestern Energy Co.	707,459	0.2
11,937		Williams Cos., Inc.	366,824	0.1
			4,214,965	1.5

		Financials: 5.6%
4,891	@	Affiliated Managers Group, Inc.	707,728	0.2
4,982		Ameriprise Financial, Inc.	497,054	0.2
665		Amtrust Financial Services, Inc.	17,842	0.0
12,562		Arthur J. Gallagher & Co.	639,029	0.2
3,922		Artisan Partners Asset Management, Inc.	106,678	0.0
736		Brown & Brown, Inc.	27,755	0.0
8,446		CBOE Holdings, Inc.	547,723	0.2
22,782		Citizens Financial Group, Inc.	562,943	0.2
870	@	Credit Acceptance Corp.	174,931	0.1
11,443		Eaton Vance Corp.	446,849	0.2
7,850		Empire State Realty Trust, Inc.	164,457	0.1
1,886		Erie Indemnity Co.	192,504	0.1
7,373		Federal Realty Investment Trust	1,134,926	0.4
9,744		Federated Investors, Inc.	288,715	0.1
278	@	First Hawaiian, Inc.	7,467	0.0
12,219		First Republic Bank	942,207	0.3
761		Interactive Brokers Group, Inc.	26,840	0.0
7,290		Invesco Ltd.	227,958	0.1
27,163		Iron Mountain, Inc.	1,019,427	0.3
8,554		Lamar Advertising Co.	558,662	0.2
1,841		Lazard Ltd.	66,939	0.0
5,658		Lincoln National Corp.	265,813	0.1
1,307	L	LPL Financial Holdings, Inc.	39,092	0.0

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
3,823		MarketAxess Holdings, Inc.	$633,051	0.2
15,827		Moody's Corp.	1,713,748	0.6
9,499		MSCI, Inc. - Class A	797,346	0.3
19,440		NorthStar Asset Management Group, Inc.	251,359	0.1
2,347		Outfront Media, Inc.	55,507	0.0
5,898		Progressive Corp.	185,787	0.1
13,323		SEI Investments Co.	607,662	0.2
3,251	@	Signature Bank	385,081	0.1
3,996	@	SVB Financial Group	441,718	0.1
19,366		T. Rowe Price Group, Inc.	1,287,839	0.4
23,117		TD Ameritrade Holding Corp.	814,643	0.3
5,560	@	Western Alliance Bancorp.	208,722	0.1
9,598		XL Group Ltd.	322,781	0.1
			16,368,783	5.6

		Health Care: 16.1%
4,139	@	Abiomed, Inc.	532,193	0.2
2,645	@	Acadia Healthcare Co., Inc.	131,060	0.0
9,978	@,L	Acadia Pharmaceuticals, Inc.	317,400	0.1
8,894		Agilent Technologies, Inc.	418,819	0.1
3,232	@	Agios Pharmaceuticals, Inc.	170,714	0.1
8,846	@	Akorn, Inc.	241,142	0.1
1,687	@	Alere, Inc.	72,946	0.0
7,531	@	Align Technology, Inc.	706,031	0.2
15,688	@	Alkermes PLC	737,807	0.3
6,777	@	Alnylam Pharmaceuticals, Inc.	459,345	0.2
18,573		AmerisourceBergen Corp.	1,500,327	0.5
3,190	@	Amsurg Corp.	213,890	0.1
4,062	@,L	Athenahealth, Inc.	512,299	0.2
17,821	@	BioMarin Pharmaceutical, Inc.	1,648,799	0.6
3,832		Bio-Techne Corp.	419,604	0.1
11,024		Bruker BioSciences Corp.	249,694	0.1
12,825	@	Centene Corp.	858,762	0.3
30,703	@	Cerner Corp.	1,895,910	0.6
4,869	@	Charles River Laboratories International, Inc.	405,782	0.1
3,852		Cooper Cos., Inc.	690,510	0.2
7,670		CR Bard, Inc.	1,720,228	0.6
6,877	@	DaVita, Inc.	454,363	0.2
8,574	@	DexCom, Inc.	751,597	0.3
22,041	@	Edwards Lifesciences Corp.	2,657,263	0.9
16,209	@	Envision Healthcare Holdings, Inc.	360,974	0.1
8,545	@	Henry Schein, Inc.	1,392,664	0.5
6,389		Hill-Rom Holdings, Inc.	395,990	0.1
29,126	@	Hologic, Inc.	1,130,963	0.4
9,262	@	Idexx Laboratories, Inc.	1,044,105	0.4
15,270	@	Illumina, Inc.	2,773,948	0.9
15,773	@	IMS Health Holdings, Inc.	494,326	0.2
16,986	@	Incyte Corp., Ltd.	1,601,610	0.5
6,221	@,L	Inovalon Holdings, Inc.	91,511	0.0
1,730	@,L	Intercept Pharmaceuticals, Inc.	284,741	0.1
5,836	@,L	Intrexon Corp.	163,525	0.1
3,946	@	Intuitive Surgical, Inc.	2,860,179	1.0
12,563	@	Ionis Pharmaceuticals, Inc.	460,308	0.2
5,972	@,L	Juno Therapeutics, Inc.	179,220	0.1
4,784	@	Laboratory Corp. of America Holdings	657,704	0.2
6,718	@	Mednax, Inc.	445,068	0.2
2,740	@	Mettler Toledo International, Inc.	1,150,334	0.4
8,966	@	Neurocrine Biosciences, Inc.	454,038	0.2
30,705	@,L	Opko Health, Inc.	325,166	0.1
1,991	@	Patheon NV	58,991	0.0
8,747		Patterson Cos., Inc.	401,837	0.1
2,406		PerkinElmer, Inc.	135,001	0.0
1,466	@	Premier, Inc.	47,410	0.0
5,637	@	Quintiles Transnational Holdings, Inc.	456,935	0.2
14,529		Resmed, Inc.	941,334	0.3
10,035	@,L	Seattle Genetics, Inc.	541,990	0.2
20,165		St. Jude Medical, Inc.	1,608,360	0.5
847		Teleflex, Inc.	142,338	0.0
8,456	@	Tenet Healthcare Corp.	191,613	0.1
1,292	@,L	United Therapeutics Corp.	152,559	0.1
2,230		Universal Health Services, Inc.	274,781	0.1
9,946	@	Varian Medical Systems, Inc.	989,925	0.3
8,108	@	VCA, Inc.	567,398	0.2
10,012	@	Veeva Systems, Inc.	413,295	0.1
479	@	VWR Corp.	13,584	0.0
8,014	@	Waters Corp.	1,270,139	0.4
4,251	@	WellCare Health Plans, Inc.	497,750	0.2
7,487		West Pharmaceutical Services, Inc.	557,782	0.2
10,234		Zimmer Biomet Holdings, Inc.	1,330,625	0.5
47,595		Zoetis, Inc.	2,475,416	0.8
			47,101,922	16.1

		Industrials: 13.8%
4,541		Acuity Brands, Inc.	1,201,549	0.4
5,031		Air Lease Corp.	143,786	0.1
10,281		Alaska Air Group, Inc.	677,107	0.2
10,011		Allegion Public Ltd.	689,858	0.2
402		Amerco, Inc.	130,340	0.0
4,470		Ametek, Inc.	213,577	0.1
7,603		AO Smith Corp.	751,100	0.3
8,721	@	Avis Budget Group, Inc.	298,345	0.1
10,653		BE Aerospace, Inc.	550,334	0.2
9,731		BWX Technologies, Inc.	373,378	0.1
1,975		Carlisle Cos., Inc.	202,576	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
14,860		CH Robinson Worldwide, Inc.	$1,047,036	0.4
9,263		Cintas Corp.	1,043,014	0.4
437	@	Clean Harbors, Inc.	20,967	0.0
10,200	@	Copart, Inc.	546,312	0.2
12,291		Covanta Holding Corp.	189,158	0.1
12,213		Donaldson Co., Inc.	455,911	0.2
1,550		Dun & Bradstreet Corp.	211,761	0.1
12,370		Equifax, Inc.	1,664,755	0.6
13,341		Expeditors International Washington, Inc.	687,328	0.2
30,044		Fastenal Co.	1,255,238	0.4
8,242		Flowserve Corp.	397,594	0.1
15,939		Fortune Brands Home & Security, Inc.	926,056	0.3
5,762		Graco, Inc.	426,388	0.1
20,985	@	HD Supply Holdings, Inc	671,100	0.2
2,050		Heico Corp.	141,860	0.1
4,029		Heico Corp. - Class A	243,795	0.1
501	@	Herc Holdings, Inc.	16,884	0.0
1,504	@	Hertz Global Holdings, Inc.	60,401	0.0
9,666		Hexcel Corp.	428,204	0.1
3,677		Hubbell, Inc.	396,160	0.1
4,060		Huntington Ingalls Industries, Inc.	622,885	0.2
7,382		IDEX Corp.	690,734	0.2
13,492		Ingersoll-Rand PLC - Class A	916,646	0.3
9,248		JB Hunt Transport Services, Inc.	750,383	0.3
2,555	@	JetBlue Airways Corp.	44,048	0.0
14,368		KAR Auction Services, Inc.	620,123	0.2
4,400		Landstar System, Inc.	299,552	0.1
3,839		Lennox International, Inc.	602,838	0.2
4,067		Lincoln Electric Holdings, Inc.	254,676	0.1
5,844	@	Manitowoc Foodservice, Inc.	94,790	0.0
22,475		Masco Corp.	771,117	0.3
5,907	@	Middleby Corp.	730,223	0.3
2,085		MSC Industrial Direct Co.	153,060	0.1
29,425		Nielsen NV	1,576,297	0.5
5,948		Nordson Corp.	592,599	0.2
4,378	@	Old Dominion Freight Line	300,375	0.1
3,183		Paccar, Inc.	187,097	0.1
19,684		Pitney Bowes, Inc.	357,461	0.1
4,135	@	Quanta Services, Inc.	115,739	0.0
13,290		Robert Half International, Inc.	503,159	0.2
10,743		Rockwell Automation, Inc.	1,314,299	0.5
13,588		Rockwell Collins, Inc.	1,146,012	0.4
9,998		Rollins, Inc.	292,741	0.1
5,328		Roper Technologies, Inc.	972,200	0.3
14,895		RR Donnelley & Sons Co.	234,149	0.1
4,418		Snap-On, Inc.	671,359	0.2
7,130	@	Spirit Aerosystems Holdings, Inc.	317,570	0.1
1,910		Stanley Black & Decker, Inc.	234,892	0.1
8,127	@	Stericycle, Inc.	651,298	0.2
8,753		Textron, Inc.	347,932	0.1
11,146		Toro Co.	522,079	0.2
5,229	@	TransDigm Group, Inc.	1,511,808	0.5
5,588	@	TransUnion	192,786	0.1
7,865	@	United Rentals, Inc.	617,324	0.2
1,871		Valmont Industries, Inc.	251,780	0.1
16,002	@	Verisk Analytics, Inc.	1,300,643	0.4
5,511	@	Wabco Holdings, Inc.	625,664	0.2
8,978		Wabtec Corp.	733,054	0.3
2,708		Watsco, Inc.	381,557	0.1
5,777		WW Grainger, Inc.	1,298,901	0.4
9,729		Xylem, Inc.	510,286	0.2
			40,374,008	13.8

		Information Technology: 22.2%
15,986	@	Akamai Technologies, Inc.	847,098	0.3
6,024	@	Alliance Data Systems Corp.	1,292,329	0.4
31,322		Amphenol Corp.	2,033,424	0.7
2,402	@	Ansys, Inc.	222,449	0.1
4,066	@	Arista Networks, Inc.	345,935	0.1
4,518	@	ARRIS International PLC	127,995	0.0
2,752	@	Atlassian Corp. PLC	82,477	0.0
18,089	@	Autodesk, Inc.	1,308,377	0.5
2,443	@	Black Knight Financial Services, Inc.	99,919	0.0
11,148		Booz Allen Hamilton Holding Corp.	352,388	0.1
12,288		Broadridge Financial Solutions, Inc. ADR	833,003	0.3
31,202	@	Cadence Design Systems, Inc.	796,587	0.3
16,224		CDK Global, Inc.	930,609	0.3
16,971		CDW Corp.	776,084	0.3
16,197	@	Citrix Systems, Inc.	1,380,308	0.5
8,470		Cognex Corp.	447,724	0.2
260	@	CommerceHub, Inc. Series A	4,108	0.0
521	@	CommerceHub, Inc. Series C	8,289	0.0
13,352	@,L	CommScope Holding Co., Inc.	402,029	0.1
5,486	@	CoreLogic, Inc.	215,161	0.1
3,333	@	CoStar Group, Inc.	721,694	0.2
3,819	@,L	Cree, Inc.	98,225	0.0
17,057		CSRA, Inc.	458,833	0.2
3,426		DST Systems, Inc.	403,994	0.1
30,381	@	Electronic Arts, Inc.	2,594,537	0.9
5,199	@	Euronet Worldwide, Inc.	425,434	0.1
7,001	@	F5 Networks, Inc.	872,605	0.3
4,172		Factset Research Systems, Inc.	676,281	0.2
19,296		Fidelity National Information Services, Inc.	1,486,371	0.5

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
3,716	@,L	FireEye, Inc.	$54,737	0.0
32,642	@	First Data Corp.	429,569	0.1
23,177	@	Fiserv, Inc.	2,305,416	0.8
10,852	@,L	Fitbit, Inc.	161,044	0.1
9,561	@	FleetCor Technologies, Inc.	1,661,033	0.6
15,104	@	Fortinet, Inc.	557,791	0.2
8,341	@	Gartner, Inc.	737,761	0.3
15,684	@	Genpact Ltd.	375,632	0.1
16,012		Global Payments, Inc.	1,229,081	0.4
4,910	@,L	GoDaddy, Inc.	169,542	0.1
7,548	@	Guidewire Software, Inc.	452,729	0.2
5,755		InterActiveCorp	359,515	0.1
3,134	@	IPG Photonics Corp.	258,085	0.1
8,214		Jack Henry & Associates, Inc.	702,708	0.2
16,285		KLA-Tencor Corp.	1,135,227	0.4
13,306		Lam Research Corp.	1,260,211	0.4
6,939		Leidos Holdings, Inc.	300,320	0.1
11,657		Linear Technology Corp.	691,144	0.2
12,270	@	LinkedIn Corp.	2,345,042	0.8
7,475	@	Manhattan Associates, Inc.	430,709	0.1
3,053	@,L	Match Group, Inc.	54,313	0.0
29,512		Maxim Integrated Products	1,178,414	0.4
21,942		Microchip Technology, Inc.	1,363,476	0.5
2,084		Motorola Solutions, Inc.	158,968	0.1
8,588		National Instruments Corp.	243,899	0.1
12,888	@	NCR Corp.	414,865	0.1
4,151	@	NetSuite, Inc.	459,474	0.2
17,830	@	Nuance Communications, Inc.	258,535	0.1
53,178	L	Nvidia Corp.	3,643,756	1.2
4,358	@	ON Semiconductor Corp.	53,691	0.0
9,074	@	Palo Alto Networks, Inc.	1,445,760	0.5
33,673		Paychex, Inc.	1,948,656	0.7
5,336	@	PTC, Inc.	236,438	0.1
1,321	@	Qorvo, Inc.	73,633	0.0
11,190	@	Rackspace Hosting, Inc.	354,611	0.1
18,900	@	Red Hat, Inc.	1,527,687	0.5
21,611		Sabre Corp.	608,998	0.2
16,455	@	ServiceNow, Inc.	1,302,413	0.4
18,186		Skyworks Solutions, Inc.	1,384,682	0.5
13,665	@	Splunk, Inc.	801,862	0.3
5,451	@	Square, Inc.	63,559	0.0
16,140		SS&C Technologies Holdings, Inc.	518,901	0.2
9,199		Symantec Corp.	230,895	0.1
1,516	@	Synopsys, Inc.	89,975	0.0
5,729	@	Tableau Software, Inc.	316,642	0.1
13,512	@	Teradata Corp.	418,872	0.1
17,331		Total System Services, Inc.	817,157	0.3
20,768	@	Trimble Navigation Ltd.	593,134	0.2
950	@	Twilio, Inc.	61,141	0.0
58,420	@	Twitter, Inc.	1,346,581	0.5
3,446	@	Tyler Technologies, Inc.	590,059	0.2
2,865	@	Ultimate Software Group, Inc.	585,577	0.2
16,164	@	Vantiv, Inc.	909,548	0.3
11,543	@	VeriFone Holdings, Inc.	181,687	0.1
9,901	@,L	VeriSign, Inc.	774,654	0.3
51,369		Western Union Co.	1,069,503	0.4
4,023	@	WEX, Inc.	434,846	0.2
12,158	@	Workday, Inc.	1,114,767	0.4
8,408		Xilinx, Inc.	456,891	0.2
5,541	@	Yelp, Inc.	231,060	0.1
4,420	@	Zebra Technologies Corp.	307,676	0.1
3,737	@,L	Zillow Group, Inc. - Class A	128,740	0.0
7,480	@,L	Zillow Group, Inc. - Class C	259,182	0.1
			64,876,741	22.2

		Materials: 5.0%
1,661		Aptargroup, Inc.	128,578	0.1
8,765		Avery Dennison Corp.	681,829	0.2
17,175	@	Axalta Coating Systems Ltd.	485,537	0.2
17,840		Ball Corp.	1,461,988	0.5
1,441		Bemis Co., Inc.	73,505	0.0
12,607	@	Berry Plastics Group, Inc.	552,817	0.2
1,417		Celanese Corp.	94,316	0.0
14,040	@	Crown Holdings, Inc.	801,544	0.3
4,877		Eagle Materials, Inc.	376,992	0.1
11,234		FMC Corp.	543,052	0.2
30,216		Freeport-McMoRan, Inc.	328,146	0.1
23,388		Graphic Packaging Holding Co.	327,198	0.1
8,325		International Flavors & Fragrances, Inc.	1,190,225	0.4
6,000		Martin Marietta Materials, Inc.	1,074,660	0.4
714		NewMarket Corp.	306,535	0.1
16,809	@	Owens-Illinois, Inc.	309,118	0.1
9,747		Packaging Corp. of America	792,041	0.3
445		Royal Gold, Inc.	34,456	0.0
13,600		RPM International, Inc.	730,592	0.3
4,340		Scotts Miracle-Gro Co.	361,392	0.1
20,498		Sealed Air Corp.	939,218	0.3
4,300		Silgan Holdings, Inc.	217,537	0.1
3,917	L	Southern Copper Corp.	103,017	0.0
3,686		Steel Dynamics, Inc.	92,113	0.0
8,186		Valspar Corp.	868,289	0.3
12,873		Vulcan Materials Co.	1,464,046	0.5
4,071		WR Grace & Co.	300,440	0.1
			14,639,181	5.0

		Real Estate: 3.8%
821		Alexandria Real Estate Equities, Inc.	89,300	0.0
2,717		Boston Properties, Inc.	370,300	0.1
869		Care Capital Properties, Inc.	24,767	0.0
31,297	@	CBRE Group, Inc.	875,690	0.3
12,583		CubeSmart	343,013	0.1

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
6,475		CyrusOne, Inc.	$308,016	0.1
10,753		Digital Realty Trust, Inc.	1,044,331	0.4
7,229		Equinix, Inc.	2,604,247	0.9
7,970		Equity Lifestyle Properties, Inc.	615,125	0.2
2,838		Essex Property Trust, Inc.	632,023	0.2
12,576		Extra Space Storage, Inc.	998,660	0.4
19,529		Gaming and Leisure Properties, Inc.	653,245	0.2
10,361		Healthcare Trust of America, Inc.	337,976	0.1
3,123		Life Storage, Inc.	277,760	0.1
7,203		Omega Healthcare Investors, Inc.	255,346	0.1
1,891		Regency Centers Corp.	146,534	0.1
2,899		Senior Housing Properties Trust	65,836	0.0
8,791		Tanger Factory Outlet Centers, Inc.	342,497	0.1
3,067		Taubman Centers, Inc.	228,215	0.1
11,083		Ventas, Inc.	782,792	0.3
			10,995,673	3.8

		Telecommunication Services: 0.5%
8,277	@	SBA Communications Corp.	928,349	0.3
17,030	@	Zayo Group Holdings, Inc.	505,961	0.2
			1,434,310	0.5

		Utilities: 0.1%
7,760		ITC Holdings Corp.	360,685	0.1
642		Piedmont Natural Gas Co.	38,546	0.0
			399,231	0.1

	Total Common Stock
	(Cost $183,123,155)		290,122,270	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateralcc: 5.2%
3,595,796	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $3,595,935, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $3,667,856, due 02/01/21-08/01/46)	3,595,796	1.2
3,595,796	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $3,595,956, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,667,712, due 11/01/16-07/20/66)	3,595,796	1.2
3,595,796	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $3,595,950, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,667,712, due 10/13/16-09/09/49)	3,595,796	1.2
756,870	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $756,901, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $772,007, due 03/01/26-09/01/46)	756,870	0.3
3,595,800	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $3,595,977, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $3,667,888, due 04/15/18-09/09/49)	3,595,800	1.3
		15,140,058	5.2

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
942,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $942,000)	$942,000	0.3

	Total Short-Term Investments
	(Cost $16,082,058)	16,082,058	5.5

	Total Investments in Securities (Cost $199,205,213)	$306,204,328	104.9
	Liabilities in Excess of Other Assets	(14,167,021)	(4.9)
	Net Assets	$292,037,307	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $199,803,125.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$112,648,954
Gross Unrealized Depreciation	(6,247,751)

Net Unrealized Appreciation	$106,401,203

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$68,475,138	$–	$–	$68,475,138
Consumer Staples	21,242,318	–	–	21,242,318
Energy	4,214,965	–	–	4,214,965
Financials	16,368,783	–	–	16,368,783
Health Care	47,042,931	58,991	–	47,101,922
Industrials	40,374,008	–	–	40,374,008
Information Technology	64,876,741	–	–	64,876,741
Materials	14,639,181	–	–	14,639,181
Real Estate	10,995,673	–	–	10,995,673
Telecommunication Services	1,434,310	–	–	1,434,310
Utilities	399,231	–	–	399,231
Total Common Stock	290,063,279	58,991	–	290,122,270
Short-Term Investments	942,000	15,140,058	–	16,082,058
Total Investments, at fair value	$291,005,279	$15,199,049	$–	$306,204,328

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Liabilities Table
Other Financial Instruments+
Futures	$(7,635)	$–	$–	$(7,635)
Total Liabilities	$(7,635)	$–	$–	$(7,635)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2016, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	16	12/16/16	$2,479,360	$(7,635)
			$2,479,360	$(7,635)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type
Equity contracts	Futures contracts	$7,635
Total Liability Derivatives		$7,635

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 16.0%
24,156		Advance Auto Parts, Inc.	$3,602,143	0.2
20,389	@	AMC Networks, Inc.	1,057,374	0.1
82,609		ARAMARK Holdings Corp.	3,141,620	0.2
22,255	@	Autonation, Inc.	1,084,041	0.1
10,048	@	Autozone, Inc.	7,720,280	0.4
50,296		Bed Bath & Beyond, Inc.	2,168,261	0.1
94,567		Best Buy Co., Inc.	3,610,568	0.2
73,493		BorgWarner, Inc.	2,585,484	0.1
18,945	L	Brinker International, Inc.	955,396	0.0
30,942		Brunswick Corp.	1,509,351	0.1
23,757	@	Burlington Stores, Inc.	1,924,792	0.1
17,115	@	Cabela's, Inc.	940,127	0.0
1,605		Cable One, Inc.	937,320	0.0
25,561		CalAtlantic Group, Inc.	854,760	0.0
65,939	@	Carmax, Inc.	3,517,846	0.2
17,119		Carter's, Inc.	1,484,388	0.1
9,637	@,L	Chipotle Mexican Grill, Inc.	4,081,269	0.2
11,287		Choice Hotels International, Inc.	508,818	0.0
36,216		Cinemark Holdings, Inc.	1,386,348	0.1
11,522		Clear Channel Outdoor Holdings, Inc.	67,288	0.0
95,122		Coach, Inc.	3,477,660	0.2
154,546	L	Coty, Inc - Class A	3,631,831	0.2
25,464		CST Brands, Inc.	1,224,564	0.1
39,436		Darden Restaurants, Inc.	2,418,215	0.1
93,163		Delphi Automotive PLC	6,644,385	0.3
29,861		Dick's Sporting Goods, Inc.	1,693,716	0.1
6,490		Dillard's, Inc.	408,935	0.0
51,161	@	Discovery Communications, Inc. - Class A	1,377,254	0.1
80,446	@	Discovery Communications, Inc. - Class C	2,116,534	0.1
97,140		Dollar General Corp.	6,798,829	0.3
77,355	@	Dollar Tree, Inc.	6,105,630	0.3
17,020		Domino's Pizza, Inc.	2,584,487	0.1
115,082		D.R. Horton, Inc.	3,475,476	0.2
31,336		Dunkin' Brands Group, Inc.	1,631,979	0.1
40,735		Expedia, Inc.	4,754,589	0.2
25,193		Extended Stay America, Inc.	357,741	0.0
46,043		Foot Locker, Inc.	3,118,032	0.2
34,953	L	GameStop Corp.	964,353	0.0
76,036		Gap, Inc.	1,691,041	0.1
38,100		Garmin Ltd.	1,832,991	0.1
96,798		Gentex Corp.	1,699,773	0.1
49,857		Genuine Parts Co.	5,008,136	0.2
90,821		Goodyear Tire & Rubber Co.	2,933,518	0.1
1,480		Graham Holdings Co.	712,428	0.0
125,214	@,L	Groupon, Inc.	644,852	0.0
76,806		H&R Block, Inc.	1,778,059	0.1
128,610		Hanesbrands, Inc.	3,247,402	0.2
61,771		Harley-Davidson, Inc.	3,248,537	0.2
23,829		Harman International Industries, Inc.	2,012,359	0.1
38,329		Hasbro, Inc.	3,040,640	0.1
178,777		Hilton Worldwide Holdings, Inc.	4,099,357	0.2
8,175	@	Hyatt Hotels Corp.	402,373	0.0
32,157		International Game Technology PLC	783,988	0.0
136,946		Interpublic Group of Cos., Inc.	3,060,743	0.1
105,265	@,L	JC Penney Co., Inc.	970,543	0.0
15,166		John Wiley & Sons, Inc.	782,717	0.0
313,241		Johnson Controls International plc	14,575,104	0.7
43,712	@	Kate Spade & Co.	748,787	0.0
63,002		Kohl's Corp.	2,756,337	0.1
82,727		L Brands, Inc.	5,854,590	0.3
25,186		Lear Corp.	3,053,047	0.1
44,827		Leggett & Platt, Inc.	2,043,215	0.1
61,661		Lennar Corp. - Class A	2,610,727	0.1
3,192		Lennar Corp. - Class B	107,155	0.0
31,078	@	Liberty SiriusXM Group	1,056,030	0.1
62,000	@	Liberty SiriusXM Group - Class C	2,071,420	0.1
8,698	@	Liberty Broadband Corp. - A	610,252	0.0
35,214	@	Liberty Broadband Corp. - C	2,517,097	0.1
151,462	@	Liberty Interactive Corp. QVC Group	3,030,755	0.1
45,520	@	Liberty Ventures	1,814,882	0.1
32,100	L	Lions Gate Entertainment Corp.	641,679	0.0
44,817	@	Live Nation, Inc.	1,231,571	0.1
104,108	@	LKQ Corp.	3,691,670	0.2
32,851	@,L	Lululemon Athletica, Inc.	2,003,254	0.1
105,247		Macy's, Inc.	3,899,401	0.2
6,637	@	Madison Square Garden Co.	1,124,374	0.1
109,925		Marriott International, Inc.	7,401,250	0.4
116,380		Mattel, Inc.	3,523,986	0.2
161,763	@	MGM Resorts International	4,210,691	0.2
55,160	@	Michael Kors Holdings Ltd.	2,580,936	0.1
31,743	@	Michaels Cos, Inc.	767,228	0.0
21,036	@	Mohawk Industries, Inc.	4,214,352	0.2
6,127		Morningstar, Inc.	485,687	0.0
12,642	@	Murphy USA, Inc.	902,133	0.0
160,582		Newell Rubbermaid, Inc.	8,456,248	0.4
129,929		News Corp - Class A	1,816,407	0.1
41,598		News Corp - Class B	591,524	0.0
41,695		Nordstrom, Inc.	2,163,137	0.1
54,381	@	Norwegian Cruise Line Holdings Ltd.	2,050,164	0.1
1,197	@	NVR, Inc.	1,962,924	0.1
80,655		Omnicom Group, Inc.	6,855,675	0.3

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
32,271	@	O'Reilly Automotive, Inc.	$9,039,430	0.4
75,237	@	Pandora Media, Inc.	1,078,146	0.1
7,635	@	Panera Bread Co.	1,486,687	0.1
13,128	L	Penske Auto Group, Inc.	632,507	0.0
20,576	L	Polaris Industries, Inc.	1,593,405	0.1
13,799		Pool Corp.	1,304,281	0.1
116,598		Pulte Group, Inc.	2,336,624	0.1
27,521		PVH Corp.	3,041,070	0.1
19,303		Ralph Lauren Corp.	1,952,305	0.1
27,641		Regal Entertainment Group	601,192	0.0
134,433		Ross Stores, Inc.	8,644,042	0.4
57,455		Royal Caribbean Cruises Ltd.	4,306,252	0.2
50,017	@	Sally Beauty Holdings, Inc.	1,284,437	0.1
28,165		Scripps Networks Interactive - Class A	1,788,196	0.1
64,160		Service Corp. International	1,702,806	0.1
46,345	@	ServiceMaster Global Holdings, Inc.	1,560,900	0.1
26,547		Signet Jewelers Ltd.	1,978,548	0.1
602,632	@,L	Sirius XM Holdings, Inc.	2,512,975	0.1
24,480		Six Flags Entertainment Corp.	1,312,373	0.1
44,525	@	Skechers USA, Inc.	1,019,622	0.1
220,381		Staples, Inc.	1,884,258	0.1
28,830	@	Starz	899,208	0.0
74,405		TEGNA, Inc.	1,626,493	0.1
18,190	@,L	Tempur Sealy International, Inc.	1,032,101	0.1
16,440		Thor Industries, Inc.	1,392,468	0.1
37,055		Tiffany & Co.	2,691,305	0.1
52,844	@	Toll Brothers, Inc.	1,577,922	0.1
45,525		Tractor Supply Co.	3,066,109	0.1
26,540		Tribune Media Co.	969,241	0.0
38,554	@	TripAdvisor, Inc.	2,435,842	0.1
17,153		Tupperware Corp.	1,121,292	0.1
19,972	@	Ulta Salon Cosmetics & Fragrance, Inc.	4,752,937	0.2
61,923	@,L	Under Armour, Inc. - Class A	2,395,182	0.1
62,645	@	Under Armour, Inc. - Class C	2,121,160	0.1
52,629	L	United States Steel Corp.	992,583	0.1
30,507	@	Urban Outfitters, Inc.	1,053,102	0.1
12,175		Vail Resorts, Inc.	1,910,014	0.1
3,294		Viacom, Inc.	141,049	0.0
117,659		Viacom, Inc. - Class B	4,482,808	0.2
20,710	@	Vista Outdoor, Inc.	825,501	0.0
11,685		Visteon Corp.	837,347	0.0
71,676		Wendy's Company	774,101	0.0
25,344		Whirlpool Corp.	4,109,783	0.2
30,206	L	Williams-Sonoma, Inc.	1,542,922	0.1
37,266		Wyndham Worldwide Corp.	2,509,120	0.1
27,067	L	Wynn Resorts Ltd.	2,636,867	0.1
			336,251,343	16.0

		Consumer Staples: 5.0%
20,378	@	Blue Buffalo Pet Products, Inc.	484,181	0.0
18,557		Brown-Forman Corp. - Class A	923,211	0.0
67,885		Brown-Forman Corp. - Class B	3,220,464	0.1
47,421		Bunge Ltd.	2,808,746	0.1
63,602		Campbell Soup Co.	3,479,029	0.2
13,285		Casey's General Stores, Inc.	1,596,193	0.1
87,539		Church & Dwight Co., Inc.	4,194,869	0.2
44,205		Clorox Co.	5,533,582	0.3
149,202		ConAgra Foods, Inc.	7,028,906	0.3
63,249		Dr Pepper Snapple Group, Inc.	5,775,266	0.3
20,169	@	Edgewell Personal Care Co.	1,603,839	0.1
21,022		Energizer Holdings, Inc.	1,050,259	0.0
59,016	L	Flowers Foods, Inc.	892,322	0.0
34,805	@	Hain Celestial Group, Inc.	1,238,362	0.1
25,223	@,L	Herbalife Ltd.	1,563,574	0.1
47,857		Hershey Co.	4,575,129	0.2
92,363		Hormel Foods Corp.	3,503,329	0.2
24,478		Ingredion, Inc.	3,257,043	0.2
39,546		JM Smucker Co.	5,360,065	0.3
84,795		Kellogg Co.	6,569,069	0.3
39,459		McCormick & Co., Inc.	3,942,743	0.2
63,776		Mead Johnson Nutrition Co.	5,038,942	0.2
58,664		Molson Coors Brewing Co.	6,441,307	0.3
18,784		Nu Skin Enterprises, Inc.	1,216,828	0.1
20,210		Pilgrim's Pride Corp.	426,835	0.0
39,085		Pinnacle Foods, Inc.	1,960,894	0.1
21,925	@	Post Holdings, Inc.	1,691,952	0.1
348,152	@	Rite Aid Corp.	2,677,289	0.1
8,401		Spectrum Brands Holdings, Inc.	1,156,734	0.1
47,709	@	Sprouts Farmers Market, Inc.	985,191	0.0
18,733	@	TreeHouse Foods, Inc.	1,633,330	0.1
99,463		Tyson Foods, Inc.	7,426,902	0.3
15,304	@	US Foods Holding Corp.	361,327	0.0
59,273	@	WhiteWave Foods Co.	3,226,229	0.2
108,720		Whole Foods Market, Inc.	3,082,212	0.1
			105,926,153	5.0

		Energy: 6.1%
61,473	@	Antero Resources Corp.	1,656,697	0.1
149,619		Baker Hughes, Inc.	7,551,271	0.4
157,057		Cabot Oil & Gas Corp.	4,052,071	0.2
68,052	@	Cheniere Energy, Inc.	2,967,067	0.1
207,922	@	Chesapeake Energy Corp.	1,303,671	0.1
31,908		Cimarex Energy Co.	4,287,478	0.2
48,089	@	Concho Resources, Inc./Midland TX	6,605,024	0.3
77,636	L	Consol Energy, Inc.	1,490,611	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
29,632	@,L	Continental Resources, Inc.	$1,539,679	0.1
178,418		Devon Energy Corp.	7,870,018	0.4
22,034		Diamond Offshore Drilling	388,019	0.0
26,384	@	Diamondback Energy, Inc.	2,547,111	0.1
12,931	@	Dril-Quip, Inc.	720,774	0.0
103,220		Ensco PLC	877,370	0.0
58,749		EQT Corp.	4,266,353	0.2
76,297	@	FMC Technologies, Inc.	2,263,732	0.1
11,525	L	Frank's International N.V.	149,825	0.0
42,872	@	Gulfport Energy Corp.	1,211,134	0.1
32,871	L	Helmerich & Payne, Inc.	2,212,218	0.1
96,186		Hess Corp.	5,157,493	0.2
55,419		HollyFrontier Corp.	1,357,766	0.1
50,513	@	Kosmos Energy, LLC	323,788	0.0
49,169	@	Laredo Petroleum, Inc.	634,280	0.0
289,318		Marathon Oil Corp.	4,574,118	0.2
179,599		Marathon Petroleum Corp.	7,289,924	0.4
55,808		Murphy Oil Corp.	1,696,563	0.1
94,059		Nabors Industries Ltd.	1,143,758	0.1
128,926		National Oilwell Varco, Inc.	4,736,741	0.2
67,720	@	Newfield Exploration Co.	2,943,111	0.1
82,622		Noble Corp. PLC	523,824	0.0
145,091		Noble Energy, Inc.	5,185,552	0.2
33,478		Oceaneering International, Inc.	920,980	0.0
71,352		Oneok, Inc.	3,666,779	0.2
54,929	@	Parsley Energy, Inc.	1,840,671	0.1
49,330		Patterson-UTI Energy, Inc.	1,103,512	0.1
33,408		PBF Energy, Inc.	756,357	0.0
81,646		QEP Resources, Inc.	1,594,546	0.1
69,320		Range Resources Corp.	2,686,150	0.1
40,700	@	Rice Energy, Inc.	1,062,677	0.1
42,885		Rowan Companies PLC	650,137	0.0
18,765	@,L	RPC, Inc.	315,252	0.0
29,328		SM Energy Co.	1,131,474	0.1
22,331	@,L	Solar City	436,794	0.0
165,886	@	Southwestern Energy Co.	2,295,862	0.1
51,429		Superior Energy Services	920,579	0.0
52,834		Targa Resources Corp.	2,594,678	0.1
40,730		Tesoro Corp.	3,240,479	0.2
117,961	L	Transocean Ltd.	1,257,464	0.1
305,347	@,L	Weatherford International PLC	1,716,050	0.1
68,980	@,L	Whiting Petroleum Corp.	602,885	0.0
235,107		Williams Cos., Inc.	7,224,838	0.3
23,631		World Fuel Services Corp.	1,093,170	0.1
113,809	@	WPX Energy, Inc.	1,501,141	0.1
			128,139,516	6.1

		Financials: 14.0%
18,206	@	Affiliated Managers Group, Inc.	2,634,408	0.1
5,033	@	Alleghany Corp.	2,642,426	0.1
29,909		Allied World Assurance Co. Holdings Ltd.	1,208,922	0.1
151,437		Ally Financial, Inc.	2,948,478	0.1
44,192		American Campus Communities, Inc.	2,248,047	0.1
112,226		American Capital Agency Corp.	2,192,896	0.1
23,365		American Financial Group, Inc.	1,752,375	0.1
2,361		American National Insurance	287,948	0.0
53,568		Ameriprise Financial, Inc.	5,344,479	0.3
30,203		Amtrust Financial Services, Inc.	810,346	0.0
347,193		Annaly Capital Management, Inc.	3,645,526	0.2
52,719		Apartment Investment & Management Co.	2,420,329	0.1
56,143		Apple Hospitality REIT, Inc.	1,039,207	0.0
39,105	@	Arch Capital Group Ltd.	3,099,462	0.1
59,846		Arthur J. Gallagher & Co.	3,044,366	0.1
11,974		Artisan Partners Asset Management, Inc.	325,693	0.0
20,533		Aspen Insurance Holdings Ltd.	956,632	0.0
50,986		Associated Banc-Corp.	998,816	0.0
21,107		Assurant, Inc.	1,947,121	0.1
45,472		Assured Guaranty Ltd.	1,261,848	0.1
31,254		Axis Capital Holdings Ltd.	1,698,030	0.1
14,506		Bank of Hawaii Corp.	1,053,426	0.0
33,901		BankUnited, Inc.	1,023,810	0.0
8,750		BOK Financial Corp.	603,487	0.0
39,776		Brown & Brown, Inc.	1,499,953	0.1
27,691		CBOE Holdings, Inc.	1,795,761	0.1
64,054		Chimera Investment Corp.	1,021,661	0.0
51,145		Cincinnati Financial Corp.	3,857,356	0.2
67,385		CIT Group, Inc.	2,446,076	0.1
180,774		Citizens Financial Group, Inc.	4,466,926	0.2
8,707		CNA Financial Corp.	299,608	0.0
42,261		Columbia Property Trust, Inc.	946,224	0.0
59,540		Comerica, Inc.	2,817,433	0.1
28,419		Commerce Bancshares, Inc.	1,399,920	0.1
2,818	@,L	Credit Acceptance Corp.	566,615	0.0
18,159	L	Cullen/Frost Bankers, Inc.	1,306,358	0.1
47,276		Douglas Emmett, Inc.	1,731,720	0.1
95,224	@	E*Trade Financial Corp.	2,772,923	0.1
49,053		East-West Bancorp., Inc.	1,800,736	0.1
37,516		Eaton Vance Corp.	1,465,000	0.1
41,519		Empire State Realty Trust, Inc.	869,823	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
21,855		Endurance Specialty Holdings Ltd.	$1,430,410	0.1
21,556		EPR Properties	1,697,319	0.1
41,726	@	Equity Commonwealth	1,260,960	0.1
31,297		Equity One, Inc.	958,001	0.0
8,326		Erie Indemnity Co.	849,835	0.0
14,290		Everest Re Group Ltd.	2,714,671	0.1
24,099		Federal Realty Investment Trust	3,709,559	0.2
31,954		Federated Investors, Inc.	946,797	0.0
260,909		Fifth Third Bancorp	5,338,198	0.3
36,432		First American Financial Corp.	1,431,049	0.1
8,306	@	First Hawaiian, Inc.	223,091	0.0
78,834		First Horizon National Corp.	1,200,642	0.1
49,739		First Republic Bank	3,835,374	0.2
89,563		FNF Group	3,305,770	0.2
14,451		Hanover Insurance Group, Inc.	1,089,894	0.1
133,627		Hartford Financial Services Group, Inc.	5,721,908	0.3
12,362	@	Howard Hughes Corp.	1,415,449	0.1
366,952		Huntington Bancshares, Inc.	3,618,147	0.2
21,618		Interactive Brokers Group, Inc.	762,467	0.0
140,358		Invesco Ltd.	4,388,995	0.2
88,786		Iron Mountain, Inc.	3,332,139	0.2
367,994		Keycorp	4,478,487	0.2
28,045		Lamar Advertising Co.	1,831,619	0.1
43,585		Lazard Ltd.	1,584,751	0.1
35,925		Legg Mason, Inc.	1,202,769	0.1
111,279		Leucadia National Corp.	2,118,752	0.1
81,488		Lincoln National Corp.	3,828,306	0.2
95,578		Loews Corp.	3,933,035	0.2
29,399	L	LPL Financial Holdings, Inc.	879,324	0.0
51,037		M&T Bank Corp.	5,925,396	0.3
48,947		Macerich Co.	3,958,344	0.2
4,658	@	Markel Corp.	4,326,211	0.2
12,399		MarketAxess Holdings, Inc.	2,053,150	0.1
9,301		Mercury General Corp.	510,160	0.0
126,375		MFA Mortgage Investments, Inc.	945,285	0.0
57,806		Moody's Corp.	6,259,234	0.3
30,808		MSCI, Inc. - Class A	2,586,024	0.1
37,930		Nasdaq, Inc.	2,561,792	0.1
48,347		National Retail Properties, Inc.	2,458,445	0.1
112,494		Navient Corp.	1,627,788	0.1
160,578		New York Community Bancorp., Inc.	2,285,025	0.1
70,661		Northern Trust Corp.	4,804,241	0.2
63,026		NorthStar Asset Management Group, Inc.	814,926	0.0
61,379		NorthStar Realty Finance Corp.	808,361	0.0
82,648		Old Republic International Corp.	1,456,258	0.1
18,093	@	OneMain Holdings, Inc.	559,978	0.0
47,236		Outfront Media, Inc.	1,117,131	0.1
40,579		PacWest Bancorp	1,741,245	0.1
105,694		People's United Financial, Inc.	1,672,079	0.1
35,024		Popular, Inc.	1,338,617	0.1
17,997		Post Properties, Inc.	1,190,142	0.1
91,315		Principal Financial Group, Inc.	4,703,636	0.2
17,975		ProAssurance Corp.	943,328	0.0
198,574		Progressive Corp.	6,255,081	0.3
42,785		Raymond James Financial, Inc.	2,490,515	0.1
41,927		Rayonier, Inc.	1,112,743	0.1
49,414		Realogy Holdings Corp.	1,277,846	0.1
87,983		Realty Income Corp.	5,888,702	0.3
432,882		Regions Financial Corp.	4,272,545	0.2
21,610		Reinsurance Group of America, Inc.	2,332,583	0.1
14,445		RenaissanceRe Holdings Ltd.	1,735,711	0.1
81,139		Retail Properties of America, Inc.	1,363,135	0.1
36,010	@	Santander Consumer USA Holdings, Inc.	437,882	0.0
43,184		SEI Investments Co.	1,969,622	0.1
17,874	@	Signature Bank	2,117,175	0.1
145,732	@	SLM Corp.	1,088,618	0.1
79,245		Starwood Property Trust, Inc.	1,784,597	0.1
171,285		SunTrust Bank	7,502,283	0.4
17,698	@	SVB Financial Group	1,956,337	0.1
285,560		Synchrony Financial	7,995,680	0.4
42,544		Synovus Financial Corp.	1,383,956	0.1
82,849		T. Rowe Price Group, Inc.	5,509,459	0.3
53,605		TCF Financial Corp.	777,809	0.0
84,821		TD Ameritrade Holding Corp.	2,989,092	0.1
19,568		TFS Financial Corp.	348,506	0.0
40,201		Torchmark Corp.	2,568,442	0.1
118,130		Two Harbors Investment Corp.	1,007,649	0.0
81,189		Unum Group	2,866,784	0.1
25,694		Validus Holdings Ltd.	1,280,075	0.1
69,219	**	Voya Financial, Inc.	1,994,892	0.1
31,908	@	Western Alliance Bancorp.	1,197,826	0.1
253,187		Weyerhaeuser Co.	8,086,793	0.4
1,606		White Mountains Insurance Group Ltd.	1,332,980	0.1
35,049		WP Carey, Inc.	2,261,712	0.1
32,752		WR Berkley Corp.	1,891,756	0.1
94,534		XL Group Ltd.	3,179,178	0.1
68,092		Zions Bancorp.	2,112,214	0.1
			294,356,863	14.0

		Health Care: 9.8%
13,569	@	Abiomed, Inc.	1,744,702	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
24,915	@	Acadia Healthcare Co., Inc.	$1,234,538	0.1
32,686	@,L	Acadia Pharmaceuticals, Inc.	1,039,742	0.0
110,957		Agilent Technologies, Inc.	5,224,965	0.2
10,562	@,L	Agios Pharmaceuticals, Inc.	557,885	0.0
28,663	@	Akorn, Inc.	781,353	0.0
29,571	@	Alere, Inc.	1,278,650	0.1
24,431	@	Align Technology, Inc.	2,290,406	0.1
50,903	@	Alkermes PLC	2,393,968	0.1
63,776	@	Allscripts Healthcare Solutions, Inc.	839,930	0.0
25,573	@	Alnylam Pharmaceuticals, Inc.	1,733,338	0.1
60,715		AmerisourceBergen Corp.	4,904,558	0.2
18,408	@	Amsurg Corp.	1,234,256	0.1
13,309	@	Athenahealth, Inc.	1,678,531	0.1
58,249	@	BioMarin Pharmaceutical, Inc.	5,389,197	0.3
7,093	@	Bio-Rad Laboratories, Inc.	1,161,904	0.1
12,551		Bio-Techne Corp.	1,374,334	0.1
62,894	@	Brookdale Senior Living, Inc.	1,097,500	0.0
35,778		Bruker BioSciences Corp.	810,372	0.0
57,044	@	Centene Corp.	3,819,666	0.2
100,357	@	Cerner Corp.	6,197,045	0.3
15,955	@	Charles River Laboratories International, Inc.	1,329,690	0.1
16,205		Cooper Cos., Inc.	2,904,908	0.1
25,069		CR Bard, Inc.	5,622,475	0.3
57,185	@	DaVita, Inc.	3,778,213	0.2
78,439		Dentsply Sirona, Inc.	4,661,630	0.2
27,799	@	DexCom, Inc.	2,436,860	0.1
72,052	@	Edwards Lifesciences Corp.	8,686,589	0.4
70,029	@	Endo International PLC	1,411,084	0.1
63,668	@	Envision Healthcare Holdings, Inc.	1,417,886	0.1
27,934	@	Henry Schein, Inc.	4,552,683	0.2
22,390		Hill-Rom Holdings, Inc.	1,387,732	0.1
95,195	@	Hologic, Inc.	3,696,422	0.2
30,275	@	Idexx Laboratories, Inc.	3,412,901	0.2
49,913	@	Illumina, Inc.	9,067,196	0.4
51,702	@	IMS Health Holdings, Inc.	1,620,341	0.1
55,521	@	Incyte Corp., Ltd.	5,235,075	0.2
18,987	@,L	Inovalon Holdings, Inc.	279,299	0.0
5,606	@	Intercept Pharmaceuticals, Inc.	922,692	0.0
18,908	@,L	Intrexon Corp.	529,802	0.0
12,897	@	Intuitive Surgical, Inc.	9,348,133	0.4
41,130	@	Ionis Pharmaceuticals, Inc.	1,507,003	0.1
21,439	@,L	Juno Therapeutics, Inc.	643,384	0.0
34,914	@	Laboratory Corp. of America Holdings	4,799,977	0.2
13,761	@	LifePoint Hospitals, Inc.	815,064	0.0
37,029	@	Mallinckrodt PLC - W/I	2,583,884	0.1
30,994	@	Mednax, Inc.	2,053,353	0.1
8,955	@	Mettler Toledo International, Inc.	3,759,578	0.2
29,381	@	Neurocrine Biosciences, Inc.	1,487,854	0.1
109,981	@,L	Opko Health, Inc.	1,164,699	0.1
11,119	@	Patheon NV	329,445	0.0
28,652		Patterson Cos., Inc.	1,316,273	0.1
36,736		PerkinElmer, Inc.	2,061,257	0.1
46,976		Perrigo Co. PLC	4,337,294	0.2
15,644	@	Premier, Inc.	505,927	0.0
77,212	@	Qiagen NV	2,118,697	0.1
48,316		Quest Diagnostics, Inc.	4,088,983	0.2
27,911	@	Quintiles Transnational Holdings, Inc.	2,262,466	0.1
47,495		Resmed, Inc.	3,077,201	0.1
32,906	@,L	Seattle Genetics, Inc.	1,777,253	0.1
94,978		St. Jude Medical, Inc.	7,575,445	0.4
14,779		Teleflex, Inc.	2,483,611	0.1
27,418	@	Tenet Healthcare Corp.	621,292	0.0
15,062	@,L	United Therapeutics Corp.	1,778,521	0.1
29,198		Universal Health Services, Inc.	3,597,778	0.2
32,515	@	Varian Medical Systems, Inc.	3,236,218	0.1
26,586	@	VCA, Inc.	1,860,488	0.1
32,818	@	Veeva Systems, Inc.	1,354,727	0.1
26,634	@	VWR Corp.	755,340	0.0
26,195	@	Waters Corp.	4,151,646	0.2
15,137	@	WellCare Health Plans, Inc.	1,772,391	0.1
24,531		West Pharmaceutical Services, Inc.	1,827,560	0.1
63,006		Zimmer Biomet Holdings, Inc.	8,192,040	0.4
155,582		Zoetis, Inc.	8,091,820	0.4
			207,076,920	9.8

		Industrials: 12.1%
14,844		Acuity Brands, Inc.	3,927,722	0.2
52,073	@	Aecom Technology Corp.	1,548,130	0.1
23,796		AGCO Corp.	1,173,619	0.1
32,932		Air Lease Corp.	941,197	0.0
40,515		Alaska Air Group, Inc.	2,668,318	0.1
32,462		Allegion Public Ltd.	2,236,956	0.1
48,353		Allison Transmission Holdings, Inc.	1,386,764	0.1
2,090		Amerco, Inc.	677,641	0.0
180,515		American Airlines Group, Inc.	6,608,654	0.3
78,582		Ametek, Inc.	3,754,648	0.2
24,650		AO Smith Corp.	2,435,174	0.1
15,876	@	Armstrong World Industries, Inc.	655,996	0.0
28,569	@	Avis Budget Group, Inc.	977,345	0.0
34,928		BE Aerospace, Inc.	1,804,380	0.1
31,872		BWX Technologies, Inc.	1,222,929	0.1
21,184		Carlisle Cos., Inc.	2,172,843	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
48,569		CH Robinson Worldwide, Inc.	$3,422,172	0.2
35,666		Chicago Bridge & Iron Co. NV	999,718	0.0
30,282		Cintas Corp.	3,409,753	0.2
17,881	@	Clean Harbors, Inc.	857,930	0.0
33,580	@	Colfax Corp.	1,055,419	0.0
10,643	L	Copa Holdings S.A.	935,839	0.0
33,439	@	Copart, Inc.	1,790,993	0.1
39,780		Covanta Holding Corp.	612,214	0.0
16,642		Crane Co.	1,048,612	0.0
53,895		Cummins, Inc.	6,906,644	0.3
43,367		Donaldson Co., Inc.	1,618,890	0.1
52,330		Dover Corp.	3,853,581	0.2
12,437		Dun & Bradstreet Corp.	1,699,143	0.1
40,432		Equifax, Inc.	5,441,339	0.3
61,950		Expeditors International Washington, Inc.	3,191,664	0.1
98,213		Fastenal Co.	4,103,339	0.2
43,983		Flowserve Corp.	2,121,740	0.1
47,174		Fluor Corp.	2,420,970	0.1
52,104		Fortune Brands Home & Security, Inc.	3,027,242	0.1
19,331	@	Genesee & Wyoming, Inc.	1,332,872	0.1
18,889		Graco, Inc.	1,397,786	0.1
68,023	@	HD Supply Holdings, Inc	2,175,376	0.1
6,650		Heico Corp.	460,180	0.0
13,080		Heico Corp. - Class A	791,471	0.0
7,741	@	Herc Holdings, Inc.	260,872	0.0
24,676	@	Hertz Global Holdings, Inc.	990,988	0.0
31,662		Hexcel Corp.	1,402,627	0.1
18,561		Hubbell, Inc.	1,999,762	0.1
15,749		Huntington Ingalls Industries, Inc.	2,416,212	0.1
25,721		IDEX Corp.	2,406,714	0.1
87,850		Ingersoll-Rand PLC - Class A	5,968,529	0.3
30,865		ITT, Inc.	1,106,202	0.1
40,523	@	Jacobs Engineering Group, Inc.	2,095,850	0.1
29,986		JB Hunt Transport Services, Inc.	2,433,064	0.1
110,143	@	JetBlue Airways Corp.	1,898,865	0.1
36,739		Kansas City Southern	3,428,483	0.2
47,086		KAR Auction Services, Inc.	2,032,232	0.1
48,834		KBR, Inc.	738,858	0.0
18,035	@	Kirby Corp.	1,121,056	0.1
26,158		L-3 Communications Holdings, Inc.	3,942,795	0.2
14,423		Landstar System, Inc.	981,918	0.0
13,429		Lennox International, Inc.	2,108,756	0.1
20,871		Lincoln Electric Holdings, Inc.	1,306,942	0.1
25,261		Macquarie Infrastructure Co. LLC	2,102,726	0.1
43,167	@	Manitowoc Foodservice, Inc.	700,169	0.0
24,374		Manpowergroup, Inc.	1,761,265	0.1
113,205		Masco Corp.	3,884,064	0.2
19,152	@	Middleby Corp.	2,367,570	0.1
16,187		MSC Industrial Direct Co.	1,188,288	0.1
122,999		Nielsen NV	6,589,056	0.3
19,494		Nordson Corp.	1,942,187	0.1
23,080	@	Old Dominion Freight Line	1,583,519	0.1
19,954		Orbital ATK, Inc.	1,521,093	0.1
24,866		Oshkosh Corp.	1,392,496	0.1
38,805		Owens Corning, Inc.	2,071,799	0.1
116,896		Paccar, Inc.	6,871,147	0.3
45,576		Parker Hannifin Corp.	5,721,155	0.3
56,708		Pentair PLC	3,642,922	0.2
64,504		Pitney Bowes, Inc.	1,171,393	0.1
49,277	@	Quanta Services, Inc.	1,379,263	0.1
15,230		Regal-Beloit Corp.	906,033	0.0
80,446		Republic Services, Inc.	4,058,501	0.2
43,597		Robert Half International, Inc.	1,650,582	0.1
44,335		Rockwell Automation, Inc.	5,423,944	0.3
44,418		Rockwell Collins, Inc.	3,746,214	0.2
32,747		Rollins, Inc.	958,832	0.0
34,075		Roper Technologies, Inc.	6,217,665	0.3
71,222		RR Donnelley & Sons Co.	1,119,610	0.1
18,300		Ryder System, Inc.	1,206,885	0.1
19,729		Snap-On, Inc.	2,998,019	0.1
45,256	@	Spirit Aerosystems Holdings, Inc.	2,015,702	0.1
24,407	@	Spirit Airlines, Inc.	1,038,030	0.0
51,051		Stanley Black & Decker, Inc.	6,278,252	0.3
27,902	@	Stericycle, Inc.	2,236,066	0.1
36,128		Terex Corp.	918,012	0.0
91,989		Textron, Inc.	3,656,563	0.2
24,012		Timken Co.	843,782	0.0
36,540		Toro Co.	1,711,534	0.1
17,093	@	TransDigm Group, Inc.	4,941,928	0.2
18,129	@	TransUnion	625,451	0.0
51,046		Trinity Industries, Inc.	1,234,292	0.1
114,537	@	United Continental Holdings, Inc.	6,009,756	0.3
29,867	@	United Rentals, Inc.	2,344,261	0.1
29,748	@	USG Corp.	768,986	0.0
7,597		Valmont Industries, Inc.	1,022,328	0.0
52,303	@	Verisk Analytics, Inc.	4,251,188	0.2
18,066	@	Wabco Holdings, Inc.	2,051,033	0.1
29,119		Wabtec Corp.	2,377,566	0.1
8,874		Watsco, Inc.	1,250,347	0.1
14,389	@	Wesco International, Inc.	884,780	0.0
18,881		WW Grainger, Inc.	4,245,204	0.2
61,029		Xylem, Inc.	3,200,971	0.2
			255,590,357	12.1

		Information Technology: 14.8%
58,786	@	Akamai Technologies, Inc.	3,115,070	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
19,693	@	Alliance Data Systems Corp.	$4,224,739	0.2
50,512		Amdocs Ltd.	2,922,119	0.1
102,385		Amphenol Corp.	6,646,834	0.3
104,754		Analog Devices, Inc.	6,751,395	0.3
29,999	@	Ansys, Inc.	2,778,207	0.1
13,326	@,L	Arista Networks, Inc.	1,133,776	0.1
64,470	@	ARRIS International PLC	1,826,435	0.1
30,763	@	Arrow Electronics, Inc.	1,967,909	0.1
8,390	@	Atlassian Corp. PLC	251,448	0.0
72,281	@	Autodesk, Inc.	5,228,085	0.2
43,821		Avnet, Inc.	1,799,290	0.1
7,450	@	Black Knight Financial Services, Inc.	304,705	0.0
38,844		Booz Allen Hamilton Holding Corp.	1,227,859	0.1
40,161		Broadridge Financial Solutions, Inc. ADR	2,722,514	0.1
136,508		Brocade Communications Systems, Inc.	1,259,969	0.1
99,483		CA, Inc.	3,290,898	0.2
101,238	@	Cadence Design Systems, Inc.	2,584,606	0.1
53,025		CDK Global, Inc.	3,041,514	0.1
55,020		CDW Corp.	2,516,065	0.1
52,947	@	Citrix Systems, Inc.	4,512,143	0.2
27,761		Cognex Corp.	1,467,446	0.1
4,370	@	CommerceHub, Inc. Series A	69,046	0.0
9,031	@	CommerceHub, Inc. Series C	143,683	0.0
43,792	@,L	CommScope Holding Co., Inc.	1,318,577	0.1
46,882		Computer Sciences Corp.	2,447,709	0.1
30,201	@	CoreLogic, Inc.	1,184,483	0.1
10,803	@	CoStar Group, Inc.	2,339,174	0.1
33,948	@,L	Cree, Inc.	873,143	0.0
55,900		CSRA, Inc.	1,503,710	0.1
106,525		Cypress Semiconductor Corp.	1,295,344	0.1
17,339		Dolby Laboratories, Inc.	941,334	0.0
11,231		DST Systems, Inc.	1,324,360	0.1
15,544	@	EchoStar Corp.	681,294	0.0
99,304	@	Electronic Arts, Inc.	8,480,562	0.4
17,039	@	Euronet Worldwide, Inc.	1,394,301	0.1
22,886	@	F5 Networks, Inc.	2,852,511	0.1
13,531		Factset Research Systems, Inc.	2,193,375	0.1
110,843		Fidelity National Information Services, Inc.	8,538,236	0.4
51,683	@,L	FireEye, Inc.	761,291	0.0
106,980	@	First Data Corp.	1,407,857	0.1
25,874	@,L	First Solar, Inc.	1,021,764	0.0
75,760	@	Fiserv, Inc.	7,535,847	0.4
43,102	@,L	Fitbit, Inc.	639,634	0.0
31,250	@	FleetCor Technologies, Inc.	5,429,062	0.3
46,881		Flir Systems, Inc.	1,473,001	0.1
49,509	@	Fortinet, Inc.	1,828,367	0.1
27,040	@	Gartner, Inc.	2,391,688	0.1
51,437	@	Genpact Ltd.	1,231,916	0.1
52,333		Global Payments, Inc.	4,017,081	0.2
15,932	@,L	GoDaddy, Inc.	550,132	0.0
24,740	@	Guidewire Software, Inc.	1,483,905	0.1
42,591		Harris Corp.	3,901,762	0.2
24,047		InterActiveCorp	1,502,216	0.1
49,602		Ingram Micro, Inc.	1,768,807	0.1
12,085	@	IPG Photonics Corp.	995,200	0.0
63,893		Jabil Circuit, Inc.	1,394,145	0.1
26,652		Jack Henry & Associates, Inc.	2,280,079	0.1
127,384		Juniper Networks, Inc.	3,064,859	0.1
58,672	@	Keysight Technologies, Inc.	1,859,316	0.1
53,233		KLA-Tencor Corp.	3,710,872	0.2
54,438		Lam Research Corp.	5,155,823	0.2
45,102		Leidos Holdings, Inc.	1,952,015	0.1
21,154		Lexmark International, Inc.	845,314	0.0
81,259		Linear Technology Corp.	4,817,846	0.2
40,109	@	LinkedIn Corp.	7,665,632	0.4
24,491	@	Manhattan Associates, Inc.	1,411,171	0.1
137,676		Marvell Technology Group Ltd.	1,826,961	0.1
9,509	@,L	Match Group, Inc.	169,165	0.0
96,463		Maxim Integrated Products	3,851,768	0.2
71,731		Microchip Technology, Inc.	4,457,364	0.2
353,579	@	Micron Technology, Inc.	6,286,635	0.3
59,599		Motorola Solutions, Inc.	4,546,212	0.2
35,364		National Instruments Corp.	1,004,338	0.0
42,251	@	NCR Corp.	1,360,060	0.1
98,943		NetApp, Inc.	3,544,138	0.2
13,600	@	NetSuite, Inc.	1,505,384	0.1
76,317	@	Nuance Communications, Inc.	1,106,597	0.1
173,829		Nvidia Corp.	11,910,763	0.6
140,958	@	ON Semiconductor Corp.	1,736,603	0.1
29,659	@	Palo Alto Networks, Inc.	4,725,568	0.2
110,076		Paychex, Inc.	6,370,098	0.3
38,960	@	PTC, Inc.	1,726,318	0.1
43,247	@	Qorvo, Inc.	2,410,588	0.1
36,682	@	Rackspace Hosting, Inc.	1,162,453	0.1
61,781	@	Red Hat, Inc.	4,993,758	0.2
70,080		Sabre Corp.	1,974,854	0.1
53,785	@	ServiceNow, Inc.	4,257,083	0.2
64,763		Skyworks Solutions, Inc.	4,931,055	0.2
44,328	@	Splunk, Inc.	2,601,167	0.1
16,643	@	Square, Inc.	194,057	0.0
56,883		SS&C Technologies Holdings, Inc.	1,828,788	0.1
18,887	@,L	SunPower Corp.	168,472	0.0
209,381		Symantec Corp.	5,255,463	0.3
51,564	@	Synopsys, Inc.	3,060,323	0.1
18,790	@	Tableau Software, Inc.	1,038,523	0.0
44,331	@	Teradata Corp.	1,374,261	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
69,432		Teradyne, Inc.	$1,498,343	0.1
56,232		Total System Services, Inc.	2,651,339	0.1
85,151	@	Trimble Navigation Ltd.	2,431,913	0.1
3,939	@	Twilio, Inc.	253,510	0.0
216,266	@	Twitter, Inc.	4,984,931	0.2
11,291	@	Tyler Technologies, Inc.	1,933,358	0.1
9,291	@	Ultimate Software Group, Inc.	1,898,987	0.1
52,840	@	Vantiv, Inc.	2,973,307	0.1
37,346	@	VeriFone Holdings, Inc.	587,826	0.0
32,117	@,L	VeriSign, Inc.	2,512,834	0.1
96,365		Western Digital Corp.	5,634,462	0.3
167,908		Western Union Co.	3,495,845	0.2
13,185	@	WEX, Inc.	1,425,167	0.1
39,746	@	Workday, Inc.	3,644,311	0.2
343,425		Xerox Corp.	3,478,895	0.2
86,676		Xilinx, Inc.	4,709,974	0.2
23,255	@	Yelp, Inc.	969,734	0.0
17,722	@	Zebra Technologies Corp.	1,233,628	0.1
17,505	@,L	Zillow Group, Inc. - Class A	603,047	0.0
35,025	@	Zillow Group, Inc. - Class C	1,213,616	0.1
247,870	@	Zynga, Inc.	721,302	0.0
			311,485,616	14.8

		Materials: 5.5%
38,189		Albemarle Corp.	3,264,778	0.2
449,600		Alcoa, Inc.	4,558,944	0.2
21,205		Aptargroup, Inc.	1,641,479	0.1
21,008		Ashland Global Holdings, Inc.	2,435,878	0.1
30,108		Avery Dennison Corp.	2,342,101	0.1
56,285	@	Axalta Coating Systems Ltd.	1,591,177	0.1
58,309		Ball Corp.	4,778,423	0.2
32,235		Bemis Co., Inc.	1,644,307	0.1
41,308	@	Berry Plastics Group, Inc.	1,811,356	0.1
20,892		Cabot Corp.	1,094,950	0.1
50,315		Celanese Corp.	3,348,966	0.2
78,978		CF Industries Holdings, Inc.	1,923,114	0.1
11,519		Compass Minerals International, Inc.	848,950	0.0
45,532	@	Crown Holdings, Inc.	2,599,422	0.1
21,287		Domtar Corp.	790,386	0.0
15,974		Eagle Materials, Inc.	1,234,790	0.1
50,399		Eastman Chemical Co.	3,411,004	0.2
45,193		FMC Corp.	2,184,630	0.1
453,067		Freeport-McMoRan, Inc.	4,920,308	0.2
109,077		Graphic Packaging Holding Co.	1,525,987	0.1
67,781		Huntsman Corp.	1,102,797	0.1
27,208		International Flavors & Fragrances, Inc.	3,889,928	0.2
140,051		International Paper Co.	6,719,647	0.3
21,673		Martin Marietta Materials, Inc.	3,881,851	0.2
119,421		Mosaic Co.	2,921,038	0.1
2,514		NewMarket Corp.	1,079,310	0.1
181,516		Newmont Mining Corp.	7,131,764	0.3
108,599		Nucor Corp.	5,370,221	0.3
55,135	@	Owens-Illinois, Inc.	1,013,933	0.0
31,625		Packaging Corp. of America	2,569,847	0.1
66,405	@	Platform Specialty Products Corp.	538,545	0.0
23,766		Reliance Steel & Aluminum Co.	1,711,865	0.1
22,234		Royal Gold, Inc.	1,721,579	0.1
44,093		RPM International, Inc.	2,368,676	0.1
15,416		Scotts Miracle-Gro Co.	1,283,690	0.1
67,012		Sealed Air Corp.	3,070,490	0.1
13,950		Silgan Holdings, Inc.	705,730	0.0
33,944		Sonoco Products Co.	1,793,261	0.1
28,648	L	Southern Copper Corp.	753,442	0.0
79,426		Steel Dynamics, Inc.	1,984,856	0.1
102,768		Tahoe Resources, Inc.	1,318,513	0.1
26,753		Valspar Corp.	2,837,691	0.1
45,200		Vulcan Materials Co.	5,140,596	0.2
12,951		Westlake Chemical Corp.	692,878	0.0
85,441		WestRock Co.	4,142,180	0.2
24,076		WR Grace & Co.	1,776,809	0.1
			115,472,087	5.5

		Real Estate: 7.8%
26,281		Alexandria Real Estate Equities, Inc.	2,858,584	0.1
56,875		American Homes 4 Rent	1,230,775	0.1
46,809		AvalonBay Communities, Inc.	8,324,512	0.4
52,251		Boston Properties, Inc.	7,121,289	0.3
58,829		Brandywine Realty Trust	918,909	0.0
65,406		Brixmor Property Group, Inc.	1,817,633	0.1
28,918		Camden Property Trust	2,421,593	0.1
28,688		Care Capital Properties, Inc.	817,608	0.0
102,311	@	CBRE Group, Inc.	2,862,662	0.1
41,741	@	Communications Sales & Leasing, Inc.	1,311,085	0.1
32,288		Corporate Office Properties Trust SBI MD	915,365	0.0
39,923		Corrections Corp. of America	553,732	0.0
60,648		CubeSmart	1,653,264	0.1
24,149		CyrusOne, Inc.	1,148,768	0.0
30,799		DCT Industrial Trust, Inc.	1,495,291	0.1
105,207		DDR Corp.	1,833,758	0.1
50,141		Digital Realty Trust, Inc.	4,869,694	0.2
118,039		Duke Realty Corp.	3,226,006	0.1
23,631		Equinix, Inc.	8,513,068	0.4
25,835		Equity Lifestyle Properties, Inc.	1,993,945	0.1
22,242		Essex Property Trust, Inc.	4,953,293	0.2
41,109		Extra Space Storage, Inc.	3,264,466	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
78,057		Forest City Realty Trust, Inc.	$1,805,458	0.1
63,307		Gaming and Leisure Properties, Inc.	2,117,619	0.1
196,561		General Growth Properties, Inc.	5,425,084	0.3
159,634		HCP, Inc.	6,058,110	0.3
46,245		Healthcare Trust of America, Inc.	1,508,512	0.1
32,752		Highwoods Properties, Inc.	1,707,034	0.1
54,922		Hospitality Properties Trust	1,632,282	0.1
251,187		Host Hotels & Resorts, Inc.	3,910,982	0.2
15,387		Jones Lang LaSalle, Inc.	1,750,887	0.1
30,627		Kilroy Realty Corp.	2,123,982	0.1
137,715		Kimco Realty Corp.	3,986,849	0.2
49,426		Liberty Property Trust	1,994,339	0.1
15,622		Life Storage, Inc.	1,389,421	0.1
25,477		Mid-America Apartment Communities, Inc.	2,394,583	0.1
62,257		Omega Healthcare Investors, Inc.	2,207,011	0.1
61,551		Paramount Group, Inc.	1,008,821	0.0
49,540		Piedmont Office Realty Trust, Inc.	1,078,486	0.0
178,266		ProLogis, Inc.	9,544,362	0.4
35,153		Regency Centers Corp.	2,724,006	0.1
80,498		Senior Housing Properties Trust	1,828,110	0.1
33,272		SL Green Realty Corp.	3,596,703	0.2
162,278		Spirit Realty Capital, Inc.	2,163,166	0.1
51,560		STORE Capital Corp.	1,519,473	0.1
21,360		Sun Communities, Inc.	1,676,333	0.1
31,874		Tanger Factory Outlet Centers, Inc.	1,241,811	0.1
20,010		Taubman Centers, Inc.	1,488,944	0.1
90,432		UDR, Inc.	3,254,648	0.2
115,376		Ventas, Inc.	8,149,007	0.4
330,288		VEREIT, Inc.	3,425,086	0.2
58,590		Vornado Realty Trust	5,929,894	0.3
39,790		Weingarten Realty Investors	1,551,014	0.1
121,962		Welltower, Inc.	9,119,099	0.4
			163,416,416	7.8

		Telecommunication Services: 1.0%
183,519		CenturyLink, Inc.	5,033,926	0.2
399,520	L	Frontier Communications Corp.	1,662,003	0.1
99,759	@	Level 3 Communications, Inc.	4,626,823	0.2
42,467	@	SBA Communications Corp.	4,763,099	0.2
259,127	@,L	Sprint Corp.	1,718,012	0.1
32,618		Telephone & Data Systems, Inc.	886,557	0.1
4,355	@	United States Cellular Corp.	158,261	0.0
55,816	@	Zayo Group Holdings, Inc.	1,658,293	0.1
			20,506,974	1.0

		Utilities: 6.4%
225,083		AES Corp.	2,892,317	0.1
77,528		Alliant Energy Corp.	2,970,098	0.1
82,806		Ameren Corp.	4,072,399	0.2
60,773		American Water Works Co., Inc.	4,548,251	0.2
60,710		Aqua America, Inc.	1,850,441	0.1
34,222		Atmos Energy Corp.	2,548,512	0.1
19,234		Avangrid, Inc.	803,596	0.0
122,219	@	Calpine Corp.	1,544,848	0.1
147,266		Centerpoint Energy, Inc.	3,420,989	0.2
94,994		CMS Energy Corp.	3,990,698	0.2
104,160		Consolidated Edison, Inc.	7,843,248	0.4
61,156		DTE Energy Co.	5,728,482	0.3
108,051		Edison International	7,806,685	0.4
33,160		Energen Corp.	1,913,995	0.1
61,088		Entergy Corp.	4,687,282	0.2
108,380		Eversource Energy	5,872,028	0.3
145,247		FirstEnergy Corp.	4,804,771	0.2
52,860		Great Plains Energy, Inc.	1,442,549	0.1
36,695		Hawaiian Electric Industries	1,095,346	0.1
50,930		ITC Holdings Corp.	2,367,226	0.1
66,297		MDU Resources Group, Inc.	1,686,596	0.1
25,179		National Fuel Gas Co.	1,361,429	0.1
108,932		NiSource, Inc.	2,626,351	0.1
107,723		NRG Energy, Inc.	1,207,575	0.1
67,366		OGE Energy Corp.	2,130,113	0.1
27,467		Piedmont Natural Gas Co.	1,649,119	0.1
37,797		Pinnacle West Capital Corp.	2,872,194	0.1
231,696		PPL Corp.	8,009,731	0.4
172,753		Public Service Enterprise Group, Inc.	7,233,168	0.3
44,453		SCANA Corp.	3,217,064	0.2
85,320		Sempra Energy	9,145,451	0.4
58,245		UGI Corp.	2,635,004	0.1
28,397		Vectren Corp.	1,425,529	0.1
107,922		WEC Energy Group, Inc.	6,462,369	0.3
48,247		Westar Energy, Inc.	2,738,017	0.1
173,630		Xcel Energy, Inc.	7,143,138	0.3
			133,746,609	6.4

	Total Common Stock
	(Cost $1,263,667,138)		2,071,968,854	98.5

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
	Securities Lending Collateralcc: 2.2%
11,124,935	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $11,125,365, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $11,347,878, due 02/01/21-08/01/46)	$11,124,935	0.5
11,124,935	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $11,125,429, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $11,347,434, due 11/01/16-07/20/66)	11,124,935	0.5
11,124,935	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $11,125,410, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $11,347,434, due 10/13/16-09/09/49)	11,124,935	0.6
2,341,529	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $2,341,625, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $2,388,360, due 03/01/26-09/01/46)	2,341,529	0.1
11,124,900	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $11,125,449, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $11,347,930, due 04/15/18-09/09/49)	11,124,900	0.5
		46,841,234	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
26,415,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $26,415,000)	26,415,000	1.3

	Total Short-Term Investments (Cost $73,256,234)	73,256,234	3.5

	Total Investments in Securities (Cost $1,336,923,372)	$2,145,225,088	102.0
	Liabilities in Excess of Other Assets	(42,681,906)	(2.0)
	Net Assets	$2,102,543,182	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.
**	Investment in affiliate

Cost for federal income tax purposes is $1,348,175,770.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$883,447,521
Gross Unrealized Depreciation	(86,398,203)

Net Unrealized Appreciation	$797,049,318

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$2,071,968,854	$–	$–	$2,071,968,854
Short-Term Investments	26,415,000	46,841,234	–	73,256,234
Total Investments, at fair value	$2,098,383,854	$46,841,234	$–	$2,145,225,088
Other Financial Instruments+
Futures	308,956	–	–	308,956
Total Assets	$2,098,692,810	$46,841,234	$–	$2,145,534,044

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/16	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$2,542,804	$244,016	$(395,827)	$(396,101)	$1,994,892	$1,995	$(143,478)	$-
	$2,542,804	$244,016	$(395,827)	$(396,101)	$1,994,892	$1,995	$(143,478)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2016, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	205	12/16/16	$31,766,800	$308,956
			$31,766,800	$308,956

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$308,956
Total Asset Derivatives		$308,956

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 12.5%
15,409	@,L	2U, Inc.	$590,011	0.1
24,961		Aaron's, Inc.	634,509	0.1
28,191		Abercrombie & Fitch Co.	447,955	0.1
9,229		AMC Entertainment Holdings, Inc.	286,930	0.0
29,450	@	American Axle & Manufacturing Holdings, Inc.	507,129	0.1
72,519		American Eagle Outfitters, Inc.	1,295,189	0.2
8,262	@	American Public Education, Inc.	163,670	0.0
5,255	@,L	America's Car-Mart, Inc.	191,229	0.0
36,544	@	Apollo Group, Inc. - Class A	290,525	0.0
7,373	L	Arctic Cat, Inc.	114,208	0.0
9,580	@	Asbury Automotive Group, Inc.	533,319	0.1
71,884	@	Ascena Retail Group, Inc.	401,832	0.1
7,788	@	Ascent Capital Group, Inc.	180,448	0.0
17,421	@	Barnes & Noble Education, Inc.	166,719	0.0
23,469		Barnes & Noble, Inc.	265,200	0.0
6,267		Bassett Furniture Industries, Inc.	145,708	0.0
16,844	@	Beazer Homes USA, Inc.	196,401	0.0
43,399	@	Belmond Ltd	551,601	0.1
19,284		Big Lots, Inc.	920,811	0.1
709	@	Biglari Holdings, Inc.	309,138	0.0
8,517	@	BJ's Restaurants, Inc.	302,779	0.0
46,109		Bloomin Brands, Inc.	794,919	0.1
6,733		Blue Nile, Inc.	231,750	0.0
9,976		Bob Evans Farms, Inc.	382,081	0.1
5,049	@,L	Boot Barn Holdings, Inc.	57,458	0.0
35,216	@	Boyd Gaming Corp.	696,572	0.1
16,813	@	Bright Horizons Family Solutions, Inc.	1,124,622	0.2
12,704	L	Buckle, Inc.	305,277	0.0
7,575	@	Buffalo Wild Wings, Inc.	1,066,105	0.2
20,285	@	Caesars Acquisition Co.	251,940	0.0
22,467	@,L	Caesars Entertainment Co.	167,379	0.0
21,458		Caleres, Inc.	542,673	0.1
38,126		Callaway Golf Co.	442,643	0.1
5,676		Capella Education Co.	329,435	0.1
33,206	@	Career Education Corp.	225,469	0.0
11,781	@	Carmike Cinemas, Inc.	385,121	0.1
16,580	@	Carrols Restaurant Group, Inc.	219,022	0.0
13,019		Cato Corp.	428,195	0.1
3,827	@	Cavco Industries, Inc.	379,064	0.1
39,758	@,L	Central European Media Enterprises Ltd.	91,841	0.0
10,171	@	Century Communities, Inc.	218,778	0.0
19,223		Cheesecake Factory	962,303	0.1
53,921		Chico's FAS, Inc.	641,660	0.1
8,220		Childrens Place Retail Stores, Inc.	656,531	0.1
5,591		Churchill Downs, Inc.	818,243	0.1
7,826	@	Chuy's Holdings, Inc.	218,658	0.0
10,410		Citi Trends, Inc.	207,471	0.0
24,512		ClubCorp Holdings, Inc.	354,689	0.1
13,048		Columbia Sportswear Co.	740,344	0.1
11,936	@,L	Conn's, Inc.	123,180	0.0
8,777	@,L	Container Store Group, Inc.	44,061	0.0
23,089		Cooper Tire & Rubber Co.	877,844	0.1
5,933	@	Cooper-Standard Holding, Inc.	586,180	0.1
20,048		Core-Mark Holding Co., Inc.	717,718	0.1
7,526		Cracker Barrel Old Country Store, Inc.	995,088	0.1
37,805	@	CROCS, Inc.	313,781	0.1
6,613		CSS Industries, Inc.	169,161	0.0
5,375		Culp, Inc.	160,014	0.0
657	@,L	Daily Journal Corp.	143,883	0.0
62,215		Dana, Inc.	969,932	0.1
15,311	@	Dave & Buster's Entertainment, Inc.	599,885	0.1
13,541	@	Deckers Outdoor Corp.	806,367	0.1
12,933	@	Del Frisco's Restaurant Group, Inc.	174,208	0.0
47,793	@	Denny's Corp.	510,907	0.1
25,700	L	DeVry, Inc.	592,642	0.1
7,195		DineEquity, Inc.	569,772	0.1
11,138	@	Dorman Products, Inc.	711,718	0.1
10,307		Drew Industries, Inc.	1,010,292	0.1
25,127		DSW, Inc.	514,601	0.1
4,370	@,L	Duluth Holdings, Inc.	115,849	0.0
7,290	@,L	El Pollo Loco Holdings, Inc.	91,781	0.0
15,723	@,L	Eldorado Resorts, Inc.	221,065	0.0
18,452		Entercom Communications Corp.	238,769	0.0
27,279		Entravision Communications Corp.	208,139	0.0
12,916	@,L	Eros International PLC	197,873	0.0
9,960		Ethan Allen Interiors, Inc.	311,449	0.1
43,751	@	Etsy, Inc.	624,764	0.1
27,772	@	EW Scripps Co.	441,575	0.1
33,158	@	Express, Inc.	390,933	0.1
12,449	@,L	Federal Mogul Corp.	119,635	0.0
11,612	@	Fiesta Restaurant Group, Inc.	278,688	0.0
20,099		Finish Line, Inc.	463,885	0.1
23,764	@	Five Below, Inc.	957,452	0.1
2,949		Flexsteel Industries, Inc.	152,522	0.0
16,175	@	Fossil Group, Inc.	449,180	0.1
8,529	@	Fox Factory Holding Corp.	195,911	0.0
20,724	@	Francesca's Holdings Corp.	319,771	0.1
17,890		Fred's, Inc.	162,083	0.0
11,185	@	FTD Cos, Inc.	230,075	0.0
49,333		Gannett Co., Inc.	574,236	0.1
9,799	@	Genesco, Inc.	533,654	0.1
16,094	@	Gentherm, Inc.	505,673	0.1
17,976	@	G-III Apparel Group Ltd.	524,000	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
27,235		GNC Holdings, Inc.	$556,139	0.1
8,931		Golden Entertainment, Inc.	111,370	0.0
42,683	@,L	GoPro, Inc.	711,952	0.1
21,818	@	Grand Canyon Education, Inc.	881,229	0.1
29,862	@	Gray Television, Inc.	309,370	0.0
11,460	@,L	Green Brick Partners, Inc.	94,660	0.0
9,644		Group 1 Automotive, Inc.	616,059	0.1
22,780		Guess?, Inc.	332,816	0.1
5,541	@	Habit Restaurants, Inc.	77,574	0.0
10,711		Haverty Furniture Cos., Inc.	214,648	0.0
11,678	@	Helen of Troy Ltd.	1,006,293	0.1
11,306	@,L	Hibbett Sporting Goods, Inc.	451,109	0.1
9,181	@	Horizon Global Corp.	182,977	0.0
56,746	@	Houghton Mifflin Harcourt Co.	760,964	0.1
62,063	@,L	Hovnanian Enterprises, Inc.	104,886	0.0
13,487		HSN, Inc.	536,783	0.1
22,489	@	Iconix Brand Group, Inc.	182,611	0.0
24,838	@	Imax Corp.	719,557	0.1
9,381	@	Installed Building Products, Inc.	336,496	0.1
8,199		International Speedway Corp.	274,011	0.0
48,375		Interval Leisure Group, Inc.	830,599	0.1
10,829	@	iRobot Corp.	476,259	0.1
11,313	@	Isle of Capri Casinos, Inc.	252,054	0.0
7,816	@	J Alexander's Holdings, Inc.	79,176	0.0
14,263		Jack in the Box, Inc.	1,368,392	0.2
10,289	@,L	Jamba, Inc.	112,356	0.0
17,314	@	K12, Inc.	248,456	0.0
29,618		KB Home	477,442	0.1
7,741	@	Kirkland's, Inc.	94,285	0.0
36,861	@	La Quinta Holdings, Inc.	412,106	0.1
7,760	@,L	Lands' End, Inc.	112,520	0.0
22,215		La-Z-Boy, Inc.	545,600	0.1
7,805	@,L	LGI Homes, Inc.	287,536	0.0
13,902		Libbey, Inc.	248,151	0.0
16,571	@	Liberty Braves Group	288,004	0.0
9,756	@	Liberty Media Group-A	279,509	0.0
20,277	@	Liberty Media Group-C	570,595	0.1
32,745	@	Liberty TripAdvisor Holdings, Inc.	715,478	0.1
38,773	@,L	LifeLock, Inc.	656,039	0.1
7,462		Lifetime Brands, Inc.	100,439	0.0
9,540		Lithia Motors, Inc.	911,261	0.1
11,761	@,L	Lumber Liquidators Holdings, Inc.	231,339	0.0
16,338	@	M/I Homes, Inc.	385,087	0.1
9,163	@	Malibu Boats, Inc.	136,529	0.0
13,260		Marcus Corp.	332,030	0.1
12,805	@	MarineMax, Inc.	268,265	0.0
10,349		Marriott Vacations Worldwide Corp.	758,789	0.1
15,369		MDC Holdings, Inc.	396,520	0.1
21,949		MDC Partners, Inc.	235,293	0.0
46,399	@	Media General, Inc.	855,134	0.1
15,165		Meredith Corp.	788,428	0.1
17,353	@	Meritage Homes Corp.	602,149	0.1
28,035	@	Modine Manufacturing Co.	332,495	0.1
13,865		Monro Muffler Brake, Inc.	848,122	0.1
8,118	@	Motorcar Parts of America, Inc.	233,636	0.0
6,944		Movado Group, Inc.	149,157	0.0
21,634	@	MSG Networks, Inc.	402,609	0.1
2,172		Nacco Industries, Inc.	147,609	0.0
29,418		National CineMedia, Inc.	433,033	0.1
15,084	@	Nautilus, Inc.	342,708	0.1
19,851		New Media Investment Group, Inc.	307,690	0.0
54,494		New York Times Co.	651,203	0.1
13,932	L	Nexstar Broadcasting Group, Inc.	804,016	0.1
13,684		Nutri/System, Inc.	406,278	0.1
236,850		Office Depot, Inc.	845,554	0.1
8,404	@	Ollie's Bargain Outlet Holdings, Inc.	220,269	0.0
6,506	@	Overstock.com, Inc.	99,672	0.0
5,833		Oxford Industries, Inc.	394,894	0.1
11,938		Papa John's International, Inc.	941,311	0.1
9,292	@,L	Party City Holdco, Inc.	159,079	0.0
35,419	@	Penn National Gaming, Inc.	480,636	0.1
20,223	@,L	Performance Sports Group Ltd	82,105	0.0
7,258	@	Perry Ellis International, Inc.	139,934	0.0
42,898	L	Pier 1 Imports, Inc.	181,888	0.0
26,329	@	Pinnacle Entertainment, Inc.	324,900	0.1
10,371	@	Popeyes Louisiana Kitchen, Inc.	551,115	0.1
12,164	@	Potbelly Corp.	151,199	0.0
6,522	@	Red Robin Gourmet Burgers, Inc.	293,099	0.0
12,390		Red Rock Resorts, Inc.	292,280	0.0
20,604	@	Regis Corp.	258,580	0.0
23,089		Rent-A-Center, Inc.	291,845	0.0
15,458	@,L	Restoration Hardware Holdings, Inc.	534,538	0.1
17,192	@	RetailMeNot, Inc.	170,029	0.0
31,010	@	Ruby Tuesday, Inc.	77,525	0.0
20,901		Ruth's Hospitality Group, Inc.	295,122	0.0
11,212		Scholastic Corp.	441,304	0.1
22,670	@	Scientific Games Corp.	255,491	0.0
26,647		SeaWorld Entertainment, Inc.	359,202	0.1
20,765	@	Select Comfort Corp.	448,524	0.1
18,527	@	Sequential Brands Group, Inc.	148,216	0.0
6,343	@,L	Shake Shack, Inc.	219,912	0.0
15,626	@	Shutterfly, Inc.	697,545	0.1
8,535	@	Shutterstock, Inc.	543,679	0.1
26,727		Sinclair Broadcast Group, Inc.	771,876	0.1
24,271	@,L	Smith & Wesson Holding Corp.	645,366	0.1
14,514		Sonic Automotive, Inc.	272,863	0.0
21,745		Sonic Corp.	569,284	0.1
21,032	L	Sotheby's	799,637	0.1
16,136		Spartan Motors, Inc.	154,583	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
8,200		Speedway Motorsports, Inc.	$146,452	0.0
13,897	@	Sportsman's Warehouse Holdings, Inc.	146,196	0.0
16,322		Stage Stores, Inc.	91,566	0.0
10,718		Standard Motor Products, Inc.	511,892	0.1
18,726		Stein Mart, Inc.	118,910	0.0
23,444	@	Steven Madden Ltd.	810,225	0.1
16,438	@	Stoneridge, Inc.	302,459	0.0
4,516	@	Strayer Education, Inc.	210,807	0.0
7,805		Sturm Ruger & Co., Inc.	450,817	0.1
11,959		Superior Industries International	348,724	0.1
20,464		Tailored Brands, Inc.	321,285	0.1
6,278	@	Taylor Morrison Home Corp.	110,493	0.0
24,462	@	Tenneco, Inc.	1,425,401	0.2
29,065		Texas Roadhouse, Inc.	1,134,407	0.2
11,841	@	Tile Shop Holdings, Inc.	195,969	0.0
46,594		Time, Inc.	674,681	0.1
15,273	@	TopBuild Corp.	507,064	0.1
10,200		Tower International, Inc.	245,820	0.0
44,027		Travelport Worldwide Ltd.	661,726	0.1
66,718	@	TRI Pointe Homes, Inc.	879,343	0.1
11,297		Tronc, Inc.	190,693	0.0
27,294	@	Tuesday Morning Corp.	163,218	0.0
6,947	@	Unifi, Inc.	204,450	0.0
6,644	@	Universal Electronics, Inc.	494,712	0.1
10,247	@	Vera Bradley, Inc.	155,242	0.0
10,685	@	Vitamin Shoppe, Inc.	286,892	0.0
13,417	@,L	Wayfair, Inc.	528,227	0.1
11,264	@,L	Weight Watchers International, Inc.	116,244	0.0
3,500		Weyco Group, Inc.	94,045	0.0
8,224	@,L	William Lyon Homes	152,555	0.0
5,404		Wingstop, Inc.	158,337	0.0
14,273		Winnebago Industries	336,415	0.1
44,371		Wolverine World Wide, Inc.	1,021,864	0.1
13,616		World Wrestling Entertainment, Inc.	290,021	0.0
9,138	@,L	Zoe's Kitchen, Inc.	202,772	0.0
10,686	@	Zumiez, Inc.	192,348	0.0
			94,906,958	12.5

		Consumer Staples: 2.9%
9,246	@	AdvancePierre Foods Holdings, Inc.	254,801	0.0
11,623	@,L	Amplify Snack Brands, Inc.	188,293	0.0
12,883		Andersons, Inc.	466,107	0.1
183,544		Avon Products, Inc.	1,038,859	0.1
28,068		B&G Foods, Inc.	1,380,384	0.2
3,893	@,L	Boston Beer Co., Inc.	604,427	0.1
7,339		Calavo Growers, Inc.	480,191	0.1
13,655	L	Cal-Maine Foods, Inc.	526,264	0.1
20,089	@	Central Garden & Pet Co.	498,207	0.1
8,340	@,L	Chefs' Warehouse Holdings, Inc.	92,908	0.0
2,371		Coca-Cola Bottling Co. Consolidated	351,287	0.1
73,183	@	Darling International, Inc.	988,702	0.1
36,772		Dean Foods Co.	603,061	0.1
14,430		Fresh Del Monte Produce, Inc.	864,357	0.1
9,275	@,L	Freshpet, Inc.	80,229	0.0
45,658	@	HRG Group, Inc.	716,831	0.1
7,388		Ingles Markets, Inc.	292,121	0.0
5,671		Inter Parfums, Inc.	183,003	0.0
7,342		J&J Snack Foods Corp.	874,579	0.1
4,248		John B Sanfilippo & Son, Inc.	218,050	0.0
7,577		Lancaster Colony Corp.	1,000,846	0.1
7,043	@	Lifevantage Corp.	66,627	0.0
6,444	L	MGP Ingredients, Inc.	261,111	0.0
4,567	@,L	National Beverage Corp.	201,176	0.0
3,333		Natural Health Trends Corp.	94,191	0.0
10,042	@	Omega Protein Corp.	234,682	0.0
4,273		Orchids Paper Products Co.	116,354	0.0
16,110	@	Performance Food Group Co.	399,528	0.1
8,814		Pricesmart, Inc.	738,261	0.1
12,319	@	Primo Water Corp.	149,429	0.0
4,138	@	Revlon, Inc. - Class A	152,196	0.0
9,149		Sanderson Farms, Inc.	881,323	0.1
129	@	Seaboard Corp.	443,760	0.1
5,808	@	Seneca Foods Corp.	164,018	0.0
32,688		Snyders-Lance, Inc.	1,097,663	0.2
17,843		SpartanNash Co.	516,020	0.1
107,286	@	Supervalu, Inc.	535,357	0.1
8,744		Tootsie Roll Industries, Inc.	322,041	0.0
21,720	@	United Natural Foods, Inc.	869,669	0.1
10,429		Universal Corp.	607,176	0.1
2,706	@	USANA Health Sciences, Inc.	374,375	0.1
33,899		Vector Group Ltd.	729,845	0.1
6,973		WD-40 Co.	783,974	0.1
6,398		Weis Markets, Inc.	339,094	0.1
			21,781,377	2.9

		Energy: 3.1%
59,063	@	Abraxas Petroleum Corp.	99,816	0.0
10,207		Alon USA Energy, Inc.	82,268	0.0
27,869		Archrock, Inc.	364,527	0.1
11,139	L	Ardmore Shipping Corp.	78,419	0.0
24,438	L	Atwood Oceanics, Inc.	212,366	0.0
20,088	@	Bill Barrett Corp.	111,689	0.0
15,698	L	Bristow Group, Inc.	220,086	0.0
13,531	L	California Resources Corp.	169,138	0.0
50,765	@	Callon Petroleum Co.	797,011	0.1
8,829		CARBO Ceramics, Inc.	96,589	0.0
25,053	@	Carrizo Oil & Gas, Inc.	1,017,653	0.1
2,830	@	Clayton Williams Energy, Inc.	241,795	0.0
38,171	@,L	Clean Energy Fuels Corp.	170,624	0.0
171,068	@	Cobalt International Energy, Inc.	212,124	0.0
8,115	@	Contango Oil & Gas Co.	82,935	0.0
9,945	@	Dawson Geophysical Co.	75,880	0.0
24,728		Delek US Holdings, Inc.	427,547	0.1
149,691	L	Denbury Resources, Inc.	483,502	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
40,033	L	DHT Holdings, Inc.	$167,738	0.0
12,984	@,L	Dorian L.P.G Ltd.	77,904	0.0
16,435	@,L	EP Energy Corp.	71,985	0.0
11,657	@	Era Group, Inc.	93,839	0.0
68,885	@	EXCO Resources, Inc.	73,707	0.0
13,934	@	Exterran Corp.	218,485	0.0
30,156	@	Fairmount Santrol Holdings, Inc.	255,723	0.0
22,910	@	Forum Energy Technologies, Inc.	454,993	0.1
26,389	L	Frontline Ltd./Bermuda	189,209	0.0
19,378	L	GasLog Ltd.	281,950	0.1
17,805	@,L	Gener8 Maritime, Inc.	91,162	0.0
7,476	@	Geospace Technologies Corp.	145,633	0.0
37,696	L	Golar LNG Ltd.	799,155	0.1
17,416		Green Plains Renewable Energy, Inc.	456,299	0.1
43,683	@	Helix Energy Solutions Group, Inc.	355,143	0.1
14,124	@,L	Hornbeck Offshore Services, Inc.	77,682	0.0
13,039	@	Independence Contract Drilling, Inc.	68,455	0.0
17,325	@	Jones Energy, Inc.	61,677	0.0
33,780	@,L	Matador Resources Co.	822,205	0.1
14,524	@	Matrix Service Co.	272,470	0.1
102,775	@,L	McDermott International, Inc.	514,903	0.1
9,354	@	Natural Gas Services Group, Inc.	230,015	0.0
43,106	@	Newpark Resources	317,260	0.1
40,373	L	Nordic American Tankers Ltd.	408,171	0.1
26,984	@,L	Northern Oil And Gas, Inc.	72,317	0.0
73,884	@,L	Oasis Petroleum, Inc.	847,449	0.1
18,048	@	Oil States International, Inc.	569,775	0.1
13,865		Overseas Shipholding Group, Inc.	146,553	0.0
15,774	@	Pacific Ethanol, Inc.	108,998	0.0
9,318		Panhandle Oil and Gas, Inc.	163,345	0.0
13,985	@	Par Petroleum Corp.	182,924	0.0
63,989	@	Parker Drilling Co.	138,856	0.0
23,920	@	PDC Energy, Inc.	1,604,075	0.2
8,960	@	PHI, Inc.	162,803	0.0
27,629	@	Pioneer Energy Services Corp.	111,621	0.0
19,816	@	Renewable Energy Group, Inc.	167,842	0.0
3,133	@	Rex Stores Corp.	265,553	0.1
5,407	@	RigNet, Inc.	81,754	0.0
17,117	@	Ring Energy, Inc.	187,431	0.0
32,479	@	RSP Permian, Inc.	1,259,536	0.2
25,906	@	Sanchez Energy Corp.	229,009	0.0
78,515		Scorpio Tankers, Inc.	363,524	0.1
6,983	@,L	SEACOR Holdings, Inc.	415,419	0.1
20,271		SemGroup Corp. - Class A	716,783	0.1
26,027	L	Ship Finance International Ltd.	383,378	0.1
78,918	@	Synergy Resources Corp.	546,902	0.1
17,901		Teekay Corp.	138,017	0.0
50,019		Teekay Tankers Ltd.	126,548	0.0
19,500		Tesco Corp.	159,120	0.0
40,281	@	Tetra Technologies, Inc.	246,117	0.0
19,016	L	Tidewater, Inc.	53,625	0.0
21,301	@	Unit Corp.	396,199	0.1
26,025	L	US Silica Holdings, Inc.	1,211,724	0.2
17,040	@,L	W&T Offshore, Inc.	29,990	0.0
34,448		Western Refining, Inc.	911,494	0.1
10,563	@,L	Westmoreland Coal Co.	93,588	0.0
19,218	@	Willbros Group, Inc.	36,130	0.0
			23,578,131	3.1

		Financials: 22.6%
11,543		1st Source Corp.	412,027	0.1
34,131		Acadia Realty Trust	1,236,907	0.2
22,476	@	Actua Corp.	291,064	0.0
11,826		AG Mortgage Investment Trust, Inc.	186,259	0.0
10,404		Agree Realty Corp.	514,374	0.1
21,275		Alexander & Baldwin, Inc.	817,385	0.1
1,159		Alexander's, Inc.	486,316	0.1
6,011	@,L	Allegiance Bancshares, Inc.	162,297	0.0
5,694	@	Altisource Portfolio Solutions SA	184,486	0.0
26,165		Altisource Residential Corp.	285,198	0.0
19,121	@	Ambac Financial Group, Inc.	351,635	0.1
28,162		American Capital Mortgage Investment Corp.	484,105	0.1
34,149		American Equity Investment Life Holding Co.	605,462	0.1
17,565		Ameris Bancorp.	613,897	0.1
9,401		Amerisafe, Inc.	552,591	0.1
6,567		Ames National Corp.	181,643	0.0
73,947		Anworth Mortgage Asset Corp.	363,819	0.1
37,248		Apollo Commercial Real Estate Finance, Inc.	609,750	0.1
13,554		Argo Group International Holdings Ltd.	764,717	0.1
15,071		Armada Hoffler Properties, Inc.	201,951	0.0
18,301		ARMOUR Residential REIT, Inc.	412,505	0.1
7,294		Arrow Financial Corp.	239,462	0.0
15,151		Ashford Hospitality Prime, Inc.	213,629	0.0
3,895		Associated Capital Group, Inc.	138,117	0.0
38,434		Astoria Financial Corp.	561,136	0.1
20,940		Banc of California, Inc.	365,612	0.1
4,594		Bancfirst Corp.	333,111	0.1
20,576	@	Bancorp, Inc.	132,098	0.0
37,543		Bancorpsouth, Inc.	870,998	0.1
31,711		Bank Mutual Corp.	243,540	0.0
33,275		Bank of the Ozarks, Inc.	1,277,760	0.2
13,389		BankFinancial Corp.	170,040	0.0
12,278		Banner Corp.	537,040	0.1
30,852		Beneficial Bancorp, Inc.	453,833	0.1
13,044		Berkshire Hills Bancorp., Inc.	361,449	0.1
74,957		BGC Partners, Inc.	655,874	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
15,660		Banco Latinoamericano de Comercio Exterior SA	$441,299	0.1
16,958		BNC Bancorp	412,419	0.1
26,700	@,L	BofI Holding, Inc.	598,080	0.1
36,314		Boston Private Financial Holdings, Inc.	465,909	0.1
8,511		Bridge Bancorp, Inc.	243,329	0.0
12,625		OceanFirst Financial Corp.	243,158	0.0
46,647		Brookline Bancorp., Inc.	568,627	0.1
10,118		Bryn Mawr Bank Corp.	323,675	0.0
11,689		Calamos Asset Management, Inc.	79,719	0.0
5,119		Camden National Corp.	244,381	0.0
4,255		Capital Bank Financial Corp.	136,628	0.0
59,887		Capitol Federal Financial, Inc.	842,610	0.1
36,863		Capstead Mortgage Corp.	347,618	0.1
18,241		Cardinal Financial Corp.	475,908	0.1
23,374		CareTrust REIT, Inc.	345,468	0.1
17,218		CatchMark Timber Trust, Inc.	201,278	0.0
30,975		Cathay General Bancorp.	953,410	0.1
50,290		Cedar Shopping Centers, Inc.	362,088	0.1
29,364		Centerstate Banks of Florida, Inc.	520,624	0.1
6,867		Central Pacific Financial Corp.	172,980	0.0
7,586		Central Valley Community Bancorp	120,314	0.0
11,802		Charter Financial Corp.	152,010	0.0
18,518		Chatham Lodging Trust	356,471	0.1
25,311		Chemical Financial Corp.	1,116,974	0.2
27,112		Chesapeake Lodging Trust	620,865	0.1
10,151		Citizens & Northern Corp.	223,017	0.0
27,622	@,L	Citizens, Inc.	258,542	0.0
9,811		City Holding Co.	493,395	0.1
12,842		City Office REIT, Inc.	163,479	0.0
11,660		CNB Financial Corp.	246,726	0.0
77,926		CNO Financial Group, Inc.	1,189,930	0.2
27,010		CoBiz Financial, Inc.	359,503	0.1
9,450		Cohen & Steers, Inc.	403,987	0.1
43,647		Colony Capital, Inc.	795,685	0.1
25,286		Colony Starwood Homes	725,708	0.1
27,691		Columbia Banking System, Inc.	906,050	0.1
18,904		Community Bank System, Inc.	909,471	0.1
8,824		Community Healthcare Trust, Inc.	193,422	0.0
11,102		Community Trust Bancorp., Inc.	411,995	0.1
16,508		ConnectOne Bancorp, Inc.	298,134	0.0
3,121		Consolidated-Tomoka Land Co.	159,764	0.0
5,322	L	CorEnergy Infrastructure Trust, Inc.	156,094	0.0
13,521		Coresite Realty Corp.	1,001,095	0.1
91,444		Cousins Properties, Inc.	954,675	0.1
73,589	@,L	Cowen Group, Inc.	267,128	0.0
10,216	@	CU Bancorp	233,027	0.0
15,366	@	Customers Bancorp, Inc.	386,609	0.1
43,705		CVB Financial Corp.	769,645	0.1
70,898		CYS Investments, Inc.	618,231	0.1
1,361		Diamond Hill Investment Group, Inc.	251,499	0.0
86,761		DiamondRock Hospitality Co.	789,525	0.1
19,710		Dime Community Bancshares	330,340	0.0
29,118		DuPont Fabros Technology, Inc.	1,201,117	0.2
35,550		Dynex Capital, Inc.	263,781	0.0
15,052	@	Eagle Bancorp, Inc.	742,515	0.1
31,387		Education Realty Trust, Inc.	1,354,035	0.2
9,557	@	eHealth, Inc.	107,134	0.0
16,510		Employers Holdings, Inc.	492,493	0.1
12,601	@,L	Encore Capital Group, Inc.	283,270	0.0
16,283	@	Enova International, Inc.	157,619	0.0
4,413	@	Enstar Group Ltd.	725,806	0.1
11,199		Enterprise Financial Services Corp.	349,969	0.1
17,125	@	Envestnet, Inc.	624,206	0.1
30,181	@	Essent Group Ltd.	803,116	0.1
39,868		EverBank Financial Corp.	771,844	0.1
14,517		Evercore Partners, Inc.	747,771	0.1
25,056	@	Ezcorp, Inc.	277,119	0.0
21,540		Farmers National Banc Corp.	232,201	0.0
6,564		FBL Financial Group, Inc.	419,899	0.1
11,530	@	FCB Financial Holdings, Inc.	443,098	0.1
7,237		Federated National Holding Co.	135,260	0.0
69,722		FelCor Lodging Trust, Inc.	448,312	0.1
23,972		Financial Engines, Inc.	712,208	0.1
15,160		First Bancorp.	300,016	0.0
49,363	@	First BanCorp. Puerto Rico	256,688	0.0
12,410		First Busey Corp.	280,466	0.0
3,403		First Citizens BancShares, Inc.	1,000,108	0.1
44,793		First Commonwealth Financial Corp.	451,961	0.1
11,779	@,L	First Community Financial Partners, Inc.	112,136	0.0
6,006		First Defiance Financial Corp.	268,108	0.0
29,675		First Financial Bancorp.	648,102	0.1
30,076		First Financial Bankshares, Inc.	1,095,969	0.2
7,466		First Financial Corp.	303,717	0.0
9,741	@	First Foundation, Inc.	240,310	0.0
47,399		First Industrial Realty Trust, Inc.	1,337,600	0.2
2,162		First Interstate Bancsystem, Inc.	68,125	0.0
16,794		First Merchants Corp.	449,239	0.1
4,976		First Mid-Illinois Bancshares, Inc.	135,646	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
40,133		First Midwest Bancorp., Inc.	$776,975	0.1
7,200	@	First NBC Bank Holding Co.	67,968	0.0
6,262		First of Long Island Corp.	207,585	0.0
38,969		First Potomac Realty Trust	356,566	0.1
21,823		FirstCash, Inc.	1,027,427	0.1
10,082	@	Flagstar Bancorp, Inc.	279,776	0.0
17,660		Flushing Financial Corp.	418,895	0.1
83,073		FNB Corp.	1,021,798	0.1
33,487	@	FNFV Group	417,918	0.1
21,376	@,L	Forestar Real Estate Group, Inc.	250,313	0.0
26,781		Four Corners Property Trust, Inc.	571,239	0.1
62,505		Fulton Financial Corp.	907,573	0.1
21,957		GAIN Capital Holdings, Inc.	135,694	0.0
2,864		GAMCO Investors, Inc.	81,538	0.0
207,953	@	Genworth Financial, Inc.	1,031,447	0.1
5,892		German American Bancorp, Inc.	229,376	0.0
34,871		Glacier Bancorp., Inc.	994,521	0.1
12,767		Gladstone Commercial Corp.	237,849	0.0
76,360		Global Net Lease, Inc.	623,098	0.1
177,538		Gramercy Property Trust	1,711,466	0.2
7,197		Great Southern Bancorp., Inc.	292,918	0.0
21,706		Great Western Bancorp, Inc.	723,244	0.1
19,330	@	Green Dot Corp.	445,750	0.1
13,381		Greenhill & Co., Inc.	315,390	0.0
14,615	@	Greenlight Capital Re Ltd.	298,731	0.0
32,932		Hancock Holding Co.	1,067,985	0.1
18,923		Hanmi Financial Corp.	498,432	0.1
19,042		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	445,012	0.1
6,248		HarborOne Bancorp, Inc.	98,456	0.0
4,752		HCI Group, Inc.	144,271	0.0
8,120		Heartland Financial USA, Inc.	292,888	0.0
15,207		Heritage Financial Corp.	272,966	0.0
12,885		Heritage Insurance Holdings, Inc.	185,673	0.0
23,227		Hersha Hospitality Trust	418,551	0.1
17,695		HFF, Inc.	489,975	0.1
35,337	@	Hilltop Holdings, Inc.	793,669	0.1
49,350		Home Bancshares, Inc.	1,026,974	0.1
12,676	@	HomeStreet, Inc.	317,661	0.0
14,546	@	HomeTrust Bancshares Inc.	269,101	0.0
56,791		Hope Bancorp, Inc.	986,460	0.1
21,190		Horace Mann Educators Corp.	776,614	0.1
8,819		Horizon Bancorp/IN	259,102	0.0
15,285		Iberiabank Corp.	1,025,929	0.1
3,326	@	Impac Mortgage Holdings, Inc.	43,870	0.0
23,229		Independence Realty Trust, Inc.	209,061	0.0
11,591		Independent Bank Corp.	626,957	0.1
16,070		Independent Bank Corp. Michigan	270,458	0.0
5,944		Independent Bank Group, Inc.	262,546	0.0
6,727		Infinity Property & Casualty Corp.	555,852	0.1
16,639	@	Infrareit Inc.	301,831	0.0
25,571	@,L	Insmed Inc.	371,291	0.1
26,511		International Bancshares Corp.	789,498	0.1
10,152	@	Intl. FCStone, Inc.	394,405	0.1
45,703		Invesco Mortgage Capital, Inc.	696,057	0.1
16,995		Investment Technology Group, Inc.	291,294	0.0
132,429		Investors Bancorp, Inc.	1,590,472	0.2
72,872		Investors Real Estate Trust	433,588	0.1
5,286		James River Group Holdings Ltd.	191,353	0.0
58,278		Janus Capital Group, Inc.	816,475	0.1
20,416	@	KCG Holdings, Inc.	317,060	0.0
37,135		Kearny Financial Corp./MD	505,407	0.1
17,316		Kemper Corp.	680,865	0.1
33,677		Kite Realty Group Trust	933,526	0.1
12,119		Ladder Capital Corp.	160,456	0.0
47,269	@,L	Ladenburg Thalmann Financial Services, Inc.	109,191	0.0
15,041		Lakeland Bancorp, Inc.	211,176	0.0
15,591		Lakeland Financial Corp.	552,233	0.1
20,025		LegacyTexas Financial Group, Inc.	633,391	0.1
2,727	@,L	LendingTree, Inc.	264,274	0.0
10,400		Live Oak Bancshares, Inc.	149,968	0.0
15,991		LTC Properties, Inc.	831,372	0.1
34,625		Mack-Cali Realty Corp.	942,493	0.1
26,600		Maiden Holdings Ltd.	337,554	0.1
16,448		MainSource Financial Group, Inc.	410,378	0.1
5,563	@	Marcus & Millichap, Inc.	145,472	0.0
31,427		MB Financial, Inc.	1,195,483	0.2
53,979	@	MBIA, Inc.	420,496	0.1
4,241		Merchants Bancshares, Inc.	137,366	0.0
20,043		Meridian Bancorp, Inc.	312,070	0.0
4,343		Meta Financial Group, Inc.	263,229	0.0
139,741	@	MGIC Investment Corp.	1,117,928	0.2
2,363		Moelis & Co.	63,541	0.0
27,295		Monmouth Real Estate Investment Corp.	389,500	0.1
60,779		Monogram Residential Trust, Inc.	646,689	0.1
16,841		National Bank Holdings Corp.	393,574	0.1
4,911	L	National Bankshares, Inc.	180,627	0.0
19,144		National General Holdings Corp.	425,763	0.1
15,170		National Health Investors, Inc.	1,190,542	0.2
4,938		National Interstate Corp.	160,633	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
9,667		National Storage Affiliates	$202,427	0.0
1,432	L	National Western Life Group, Inc.	294,090	0.0
14,619	@,L	Nationstar Mortgage Holdings, Inc.	216,507	0.0
5,511		Navigators Group, Inc.	534,126	0.1
20,225		NBT Bancorp., Inc.	664,796	0.1
8,746		Nelnet, Inc.	353,076	0.1
103,793		New Residential Investment Corp.	1,433,381	0.2
32,161		New Senior Investment Group, Inc.	371,138	0.1
58,806		New York Mortgage Trust, Inc.	354,012	0.1
68,770		New York REIT, Inc.	629,246	0.1
14,867	@	NewStar Financial, Inc.	144,359	0.0
4,366	@	Nicolet Bankshares, Inc.	167,436	0.0
26,536	@	NMI Holdings, Inc.	202,204	0.0
26,770		Northfield Bancorp, Inc.	430,997	0.1
25,381		NorthStar Realty Europe Corp.	277,922	0.0
40,677		Northwest Bancshares, Inc.	639,036	0.1
46,402	@	Ocwen Financial Corp.	170,295	0.0
19,930		OFG Bancorp	201,492	0.0
7,251		Old Line Bancshares, Inc.	143,062	0.0
50,337		Old National Bancorp.	707,738	0.1
22,680		Old Second Bancorp, Inc.	188,471	0.0
13,358		OM Asset Management Plc	185,810	0.0
21,865	@,L	On Deck Capital, Inc.	124,631	0.0
9,007		One Liberty Properties, Inc.	217,609	0.0
5,315		Opus Bank	187,992	0.0
28,314		Oritani Financial Corp.	445,096	0.1
5,484		Federal Agricultural Mortgage Corp.	216,618	0.0
11,715	@	Pacific Premier Bancorp, Inc.	309,979	0.0
6,577		Park National Corp.	631,392	0.1
32,081		Park Sterling Corp.	260,498	0.0
30,956		Parkway Properties, Inc.	526,562	0.1
9,048	@	PennyMac Financial Services, Inc.	153,906	0.0
31,262		PennyMac Mortgage Investment Trust	487,062	0.1
11,671		Peoples Bancorp., Inc.	286,990	0.0
5,095		Peoples Financial Services Corp.	207,672	0.0
11,258		People's Utah Bancorp	229,100	0.0
24,023	@	PHH Corp.	347,132	0.1
57,883		Physicians Realty Trust	1,246,800	0.2
17,548	@	Pico Holdings, Inc.	206,891	0.0
18,090		Pinnacle Financial Partners, Inc.	978,307	0.1
6,666	@	Piper Jaffray Cos.	321,968	0.0
7,705		PJT Partners, Inc.	210,115	0.0
18,661		Potlatch Corp.	725,726	0.1
20,822	@	PRA Group, Inc.	719,192	0.1
13,529		Preferred Apartment Communities, Inc.	182,777	0.0
20,542		Primerica, Inc.	1,089,342	0.1
31,736		PrivateBancorp, Inc.	1,457,317	0.2
28,606		Prosperity Bancshares, Inc.	1,570,183	0.2
30,721		Provident Financial Services, Inc.	652,207	0.1
88,087		Radian Group, Inc.	1,193,579	0.2
7,105		RE/MAX Holdings, Inc.	311,057	0.0
37,020		Redwood Trust, Inc.	524,203	0.1
17,696		Renasant Corp.	595,116	0.1
20,642		Resource Capital Corp.	264,424	0.0
42,119		Retail Opportunity Investments	924,933	0.1
22,694		Rexford Industrial Realty, Inc.	519,466	0.1
16,665		RLI Corp.	1,139,219	0.2
54,969		RLJ Lodging Trust	1,155,998	0.2
3,757		RMR Group, Inc.	142,541	0.0
18,405		Ryman Hospitality Properties	886,385	0.1
15,760		S&T Bancorp, Inc.	456,882	0.1
27,224		Sabra Healthcare REIT, Inc.	685,500	0.1
14,814	@	Safeguard Scientifics, Inc.	191,989	0.0
7,990		Safety Insurance Group, Inc.	537,088	0.1
16,610		Sandy Spring Bancorp, Inc.	507,934	0.1
1,959		Saul Centers, Inc.	130,469	0.0
14,388	@	Seacoast Banking Corp. of Florida	231,503	0.0
21,362		Select Income REIT	574,638	0.1
26,508		Selective Insurance Group	1,056,609	0.1
10,509		Seritage Growth Properties	532,596	0.1
8,417		ServisFirst Bancshares, Inc.	436,926	0.1
21,795		Silver Bay Realty Trust Corp.	382,066	0.1
11,510		Simmons First National Corp.	574,349	0.1
11,713		South State Corp.	878,944	0.1
4,967	@	Southern First Bancshares, Inc.	136,990	0.0
14,097		Southside Bancshares, Inc.	453,641	0.1
13,764		Southwest Bancorp., Inc.	261,378	0.0
23,683	@,L	St. Joe Co.	435,294	0.1
7,443		State Auto Financial Corp.	177,218	0.0
22,402		State Bank Financial Corp.	511,214	0.1
52,515		Sterling Bancorp/DE	919,013	0.1
11,179		Stewart Information Services Corp.	496,907	0.1
29,275	@	Stifel Financial Corp.	1,125,624	0.2
13,201		Stock Yards Bancorp, Inc.	435,105	0.1
8,290	@,L	Tejon Ranch Co.	201,613	0.0
5,779		Territorial Bancorp, Inc.	165,626	0.0
18,857	@	Texas Capital Bancshares, Inc.	1,035,626	0.1
32,142		The Geo Group, Inc.	764,337	0.1
26,791	@	Third Point Reinsurance Ltd.	321,492	0.0
20,761		Tier REIT, Inc.	320,550	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
19,726		Tiptree Financial, Inc.	$117,172	0.0
8,013		Tompkins Financial Corp.	612,273	0.1
26,137		TowneBank	628,072	0.1
10,390		Trico Bancshares	278,140	0.0
50,250		Trustco Bank Corp.	356,273	0.1
26,154		Trustmark Corp.	720,804	0.1
16,982		UMB Financial Corp.	1,009,580	0.1
15,454		UMH Properties, Inc.	184,212	0.0
87,552		Umpqua Holdings Corp.	1,317,658	0.2
22,101		Union Bankshares Corp.	591,644	0.1
27,989	L	United Bankshares, Inc.	1,054,346	0.1
22,872		United Community Banks, Inc. GA	480,769	0.1
38,249		United Community Financial Corp.	271,950	0.0
10,894	L	United Development Funding IV	34,861	0.0
34,216		United Financial Bancorp, Inc.	473,549	0.1
11,945		United Fire Group, Inc.	505,512	0.1
9,137		United Insurance Holdings Corp.	155,146	0.0
8,314		Universal Health Realty Income Trust	523,948	0.1
14,067		Universal Insurance Holdings, Inc.	354,488	0.1
14,960		Univest Corp. of Pennsylvania	349,466	0.1
14,040		Urstadt Biddle Properties, Inc.	311,969	0.0
87,025		Valley National Bancorp.	846,753	0.1
8,716		Virtu Financial, Inc.	130,479	0.0
3,180		Virtus Investment Partners, Inc.	311,195	0.0
29,120		Waddell & Reed Financial, Inc.	528,819	0.1
11,260	@	Walker & Dunlop, Inc.	284,428	0.0
18,018	@,L	Walter Investment Management Corp.	73,153	0.0
36,663		Washington Federal, Inc.	978,169	0.1
30,775		Washington Real Estate Investment Trust	957,718	0.1
10,416		Washington Trust Bancorp, Inc.	418,932	0.1
7,006		WashingtonFirst Bankshares, Inc.	172,418	0.0
21,149		Waterstone Financial, Inc.	359,322	0.1
36,967		Webster Financial Corp.	1,405,116	0.2
17,172		WesBanco, Inc.	564,615	0.1
11,692		Westamerica Bancorp.	594,889	0.1
19,588		Western Asset Mortgage Capital Corp.	204,107	0.0
5,243		Westwood Holdings Group, Inc.	278,456	0.0
16,101		Whitestone REIT	223,482	0.0
20,923		Wintrust Financial Corp.	1,162,691	0.2
49,332	L	WisdomTree Investments, Inc.	507,626	0.1
102,578	@,L	WMIH Corp.	240,033	0.0
3,219	@	World Acceptance Corp.	157,860	0.0
16,247		WSFS Financial Corp.	592,853	0.1
42,982		Xenia Hotels & Resorts, Inc.	652,467	0.1
18,649		Yadkin Financial Corporation	490,282	0.1
			170,646,030	22.6

		Health Care: 13.9%
4,565	@,L	AAC Holdings, Inc.	79,385	0.0
10,454		Abaxism, Inc.	539,635	0.1
10,707	@,L	Accelerate Diagnostics, Inc.	291,873	0.0
11,582	@	Acceleron Pharma, Inc.	419,153	0.1
38,111	@	Accuray, Inc.	242,767	0.0
49,089	@	Achillion Pharmaceuticals, Inc.	397,621	0.1
4,653	@	Aclaris Therapeutics, Inc.	119,163	0.0
20,018	@	Acorda Therapeutics, Inc.	417,976	0.1
7,810	@,L	Adamas Pharmaceuticals, Inc.	128,162	0.0
5,272	@,L	Adeptus Health, Inc.	226,960	0.0
16,420	@,L	Aduro Biotech, Inc.	204,101	0.0
14,637	@,L	Advaxis, Inc.	156,470	0.0
9,441	@	Adverum Biotechnologies, Inc.	38,802	0.0
10,632	@,L	Aerie Pharmaceuticals, Inc.	401,252	0.1
34,474	@,L	Agenus, Inc.	247,523	0.0
12,024	@,L	Aimmune Therapeutics, Inc.	180,360	0.0
17,040	@	Air Methods Corp.	536,590	0.1
16,521	@	Akebia Therapeutics, Inc.	149,515	0.0
12,251	@	Albany Molecular Research, Inc.	202,264	0.0
20,570	@,L	Alder Biopharmaceuticals, Inc.	674,079	0.1
3,834	@	Almost Family, Inc.	140,976	0.0
14,792	@,L	AMAG Pharmaceuticals, Inc.	362,552	0.1
12,480	@	Amedisys, Inc.	592,051	0.1
54,082	@,L	Amicus Therapeutics, Inc.	400,207	0.1
20,847	@	AMN Healthcare Services, Inc.	664,394	0.1
14,440	@	Amphastar Pharmaceuticals, Inc.	273,927	0.0
22,886	@,L	Ampio Pharmaceuticals, Inc.	16,940	0.0
5,804		Analogic Corp.	514,234	0.1
14,653	@,L	Anavex Life Sciences Corp.	53,190	0.0
13,527	@	Angiodynamics, Inc.	237,264	0.0
3,556	@,L	ANI Pharmaceuticals, Inc.	235,941	0.0
7,232	@	Anika Therapeutics, Inc.	346,051	0.1
19,647	@,L	Anthera Pharmaceuticals, Inc.	61,888	0.0
7,581	@	Aptevo Therapeutics, Inc.	19,407	0.0
15,920	@	Aratana Therapeutics, Inc.	149,011	0.0
10,138	@	Ardelyx, Inc.	131,186	0.0
112,702	@	Arena Pharmaceuticals, Inc.	197,228	0.0
74,396	@,L	Ariad Pharmaceuticals, Inc.	1,018,481	0.1
63,079	@,L	Array Biopharma, Inc.	425,783	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
26,392	@	Arrowhead Pharmaceuticals, Inc.	$193,981	0.0
10,162	@	Atara Biotherapeutics, Inc.	217,365	0.0
36,348	@,L	Athersys, Inc.	77,421	0.0
15,908	@	AtriCure, Inc.	251,665	0.0
685		Atrion Corp.	292,221	0.0
2,426	@	Avexis, Inc.	99,975	0.0
5,889	@	Avinger, Inc.	28,091	0.0
18,534	@	AxoGen, Inc.	167,362	0.0
9,937	@,L	Axovant Sciences Ltd.	139,118	0.0
8,981	@,L	Bellicum Pharmaceuticals, Inc.	178,722	0.0
35,932	@	BioScrip, Inc.	103,843	0.0
34,148	@,L	BioCryst Pharmaceuticals, Inc.	150,593	0.0
44,232	@	Bio-Path Holdings, Inc.	61,925	0.0
12,467	@	BioTelemetry, Inc.	231,512	0.0
15,636	@,L	Bluebird Bio, Inc.	1,059,808	0.2
9,460	@	Blueprint Medicines Corp.	280,962	0.0
13,741	@	Cambrex Corp.	610,925	0.1
15,610		Cantel Medical Corp.	1,217,268	0.2
18,602	@	Capital Senior Living Corp.	312,514	0.1
10,670	@,L	Cara Therapeutics, Inc.	89,094	0.0
15,613	@	Cardiovascular Systems, Inc.	370,653	0.1
21,476	@	Castlight Health, Inc.	89,340	0.0
41,688	@,L	Catalent, Inc.	1,077,218	0.2
43,036	@,L	Celldex Therapeutics, Inc.	173,865	0.0
5,721	@	Cellular Biomedicine Group, Inc.	82,954	0.0
17,158	@,L	Cempra, Inc.	415,224	0.1
31,280	@	Cepheid, Inc.	1,648,143	0.2
48,063	@,L	Cerus Corp.	298,471	0.1
6,748		Chemed Corp.	951,940	0.1
13,019	@	ChemoCentryx, Inc.	78,635	0.0
24,677	@	Chimerix, Inc.	136,711	0.0
5,660	@	Civitas Solutions, Inc.	103,352	0.0
12,980	@	Clinical Data, Inc.	–	–
14,489	@,L	Clovis Oncology, Inc.	522,328	0.1
13,314	@,L	Coherus Biosciences, Inc.	356,549	0.1
6,454	@,L	Collegium Pharmaceutical, Inc.	124,304	0.0
45,230	@	Community Health Systems, Inc.	521,954	0.1
5,678		Computer Programs & Systems, Inc.	147,969	0.0
7,989	@	Concert Pharmaceuticals, Inc.	80,769	0.0
16,069	@	ConforMIS, Inc.	159,404	0.0
12,518		Conmed Corp.	501,471	0.1
28,453	@,L	Corcept Therapeutics, Inc.	184,944	0.0
5,629	@	Corvel Corp.	216,154	0.0
15,683	@	Cross Country Healthcare, Inc.	184,746	0.0
17,072		CryoLife, Inc.	299,955	0.1
55,931	@	Curis, Inc.	145,980	0.0
10,934	@	Cynosure, Inc.	556,978	0.1
18,419	@,L	Cytokinetics Inc	169,086	0.0
9,400	@,L	CytomX Therapeutics, Inc.	147,392	0.0
35,261	@,L	CytRx Corp.	20,744	0.0
26,705	@,L	Depomed, Inc.	667,358	0.1
9,274	@	Dermira, Inc.	313,647	0.1
19,601	@,L	Diplomat Pharmacy, Inc.	549,024	0.1
67,432	@	Durect Corp.	93,730	0.0
16,941	@,L	Dynavax Technologies Corp.	177,711	0.0
4,122	@,L	Eagle Pharmaceuticals, Inc./DE	288,540	0.0
7,985	@	Edge Therapeutics, Inc.	83,124	0.0
3,245	@	Editas Medicine, Inc.	43,743	0.0
15,162	@	Emergent Biosolutions, Inc.	478,058	0.1
7,373	@	Enanta Pharmaceuticals, Inc.	196,196	0.0
23,200	@	Endocyte, Inc.	71,688	0.0
33,439	@	Endologix, Inc.	428,019	0.1
21,922		Ensign Group, Inc.	441,290	0.1
22,377	@	Enzo Biochem, Inc.	113,899	0.0
15,995	@,L	Epizyme, Inc.	157,391	0.0
6,342	@	Esperion Therapeutics, Inc.	87,837	0.0
6,559	@	Evolent Health, Inc.	161,483	0.0
41,805	@,L	Exact Sciences Corp.	776,319	0.1
7,368	@	Exactech, Inc.	199,157	0.0
97,358	@	Exelixis, Inc.	1,245,209	0.2
20,691	@,L	FibroGen, Inc.	428,304	0.1
11,497	@	FivePrime Therapeutics, Inc.	603,478	0.1
5,566	@	Flex Pharma, Inc.	65,567	0.0
8,944	@	Flexion Therapeutics, Inc.	174,766	0.0
15,882	@	Fluidigm Corp.	127,215	0.0
5,760	@,L	Foundation Medicine, Inc.	134,496	0.0
82,079	@,L	Galena Biopharma, Inc.	28,752	0.0
21,664	@,L	GenMark Diagnostics, Inc.	255,635	0.0
7,278	@	Genomic Health, Inc.	210,480	0.0
70,915	@,L	Geron Corp.	160,268	0.0
7,143	@	Glaukos Corp.	269,577	0.0
6,018	@	Global Blood Therapeutics, Inc.	138,715	0.0
26,619	@	Globus Medical Inc	600,791	0.1
22,321	@	Haemonetics Corp.	808,243	0.1
47,571	@	Halozyme Therapeutics, Inc.	574,658	0.1
17,831	@	Halyard Health, Inc.	618,022	0.1
18,155	@	HealthEquity, Inc.	687,167	0.1
38,828		Healthsouth Corp.	1,575,252	0.2
11,193	@	HealthStream, Inc.	308,927	0.1
17,376	@	Healthways, Inc.	459,769	0.1
13,211	@,L	Heron Therapeutics, Inc.	227,626	0.0
3,353	@	Heska Corp.	182,504	0.0
36,416	@	HMS Holdings Corp.	807,343	0.1
69,426	@	Horizon Pharma PLC	1,258,693	0.2
5,705	@	ICU Medical, Inc.	720,998	0.1
38,826	@,L	Idera Pharmaceuticals, Inc.	99,395	0.0
14,152	@,L	Ignyta, Inc.	89,016	0.0
5,834	@	Immune Design Corp.	44,222	0.0
40,961	@,L	Immunogen, Inc.	109,775	0.0
47,625	@,L	Immunomedics, Inc.	154,781	0.0
31,448	@	Impax Laboratories, Inc.	745,318	0.1
16,562	@	INC Research Holdings, Inc.	738,334	0.1
24,497	@,L	Infinity Pharmaceuticals, Inc.	38,215	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
36,683	L	Innoviva, Inc.	$403,146	0.1
6,693	@	Inogen, Inc.	400,911	0.1
9,194	@	Inotek Pharmaceuticals Corp.	87,159	0.0
27,603	@,L	Inovio Pharmaceuticals, Inc.	257,260	0.0
25,110	@	Insulet Corp.	1,028,003	0.1
9,732	@,L	Insys Therapeutics, Inc.	114,740	0.0
12,408	@	Integer Holdings Corp.	269,130	0.0
11,205	@	Integra LifeSciences Holdings Corp.	924,973	0.1
11,596	@	Intersect ENT, Inc.	183,681	0.0
14,573	@	Intra-Cellular Therapies, Inc.	222,093	0.0
15,623		Invacare Corp.	174,509	0.0
11,203	@,L	Invitae Corp.	98,138	0.0
14,550	@,L	InVivo Therapeutics Holdings Corp.	98,940	0.0
56,535	@,L	Ironwood Pharmaceuticals, Inc.	897,776	0.1
10,744	@	K2M Group Holdings, Inc.	191,028	0.0
10,564	@,L	Karyopharm Therapeutics, Inc.	102,788	0.0
39,234	@,L	Keryx Biopharmaceuticals, Inc.	208,333	0.0
35,799		Kindred Healthcare, Inc.	365,866	0.1
16,476	@,L	Kite Pharma, Inc.	920,349	0.1
6,082	@,L	La Jolla Pharmaceutical Co.	144,691	0.0
5,567		Landauer, Inc.	247,620	0.0
11,177	@,L	Lannett Co., Inc.	296,973	0.1
19,885	@,L	Lexicon Pharmaceuticals, Inc.	359,322	0.1
5,823	@	LHC Group, Inc.	214,752	0.0
7,951	@,L	Ligand Pharmaceuticals, Inc.	811,479	0.1
23,984	@,L	Lion Biotechnologies, Inc.	197,388	0.0
6,123	@	Loxo Oncology, Inc.	160,300	0.0
19,897	@	Luminex Corp.	452,060	0.1
12,797	@	MacroGenics, Inc.	382,758	0.1
11,183	@	Magellan Health Services, Inc.	600,863	0.1
140,682	@	MannKind Corp.	87,223	0.0
18,228	@	Masimo Corp.	1,084,384	0.2
12,471	@	Medgenics, Inc.	69,463	0.0
28,063	@,L	Medicines Co.	1,059,098	0.2
15,738	@,L	MediciNova, Inc.	117,878	0.0
24,132	@	Medidata Solutions, Inc.	1,345,600	0.2
3,480	@	Medpace Holdings, Inc.	103,906	0.0
21,377		Meridian Bioscience, Inc.	412,362	0.1
17,038	@	Merit Medical Systems, Inc.	413,853	0.1
50,986	@,L	Merrimack Pharmaceuticals, Inc.	323,761	0.1
50,152	@,L	MiMedx Group Inc.	430,304	0.1
7,598	@	Minerva Neurosciences, Inc.	107,246	0.0
5,184	@,L	Mirati Therapeutics, Inc.	34,266	0.0
17,270	@	Molina Healthcare, Inc.	1,007,186	0.1
26,950	@	Momenta Pharmaceuticals, Inc.	315,045	0.1
5,958	@,L	MyoKardia, Inc.	97,354	0.0
29,890	@	Myriad Genetics, Inc.	615,136	0.1
7,065	@	NanoString Technologies, Inc.	141,159	0.0
12,451	@	Natera, Inc.	138,331	0.0
5,070		National Healthcare Corp.	334,569	0.1
14,802	@	Natus Medical, Inc.	581,571	0.1
57,372	@	Nektar Therapeutics	985,651	0.1
16,325	@	Neogen Corp.	913,220	0.1
25,412	@	NeoGenomics, Inc.	208,887	0.0
6,274	@,L	Neos Therapeutics, Inc.	41,283	0.0
10,071	@	Nevro Corp.	1,051,312	0.2
9,355	@	NewLink Genetics Corp.	140,512	0.0
26,206	@,L	Nobilis Health Corp.	87,790	0.0
116,631	@,L	Novavax, Inc.	242,592	0.0
22,386	@,L	Novocure Ltd.	191,176	0.0
20,850	@	NuVasive, Inc.	1,389,861	0.2
28,122	@	NxStage Medical, Inc.	702,769	0.1
10,866	@,L	Ocular Therapeutix, Inc.	74,649	0.0
15,996	@	Omeros Corp.	178,515	0.0
16,527	@	Omnicell, Inc.	632,984	0.1
8,652	@,L	OncoMed Pharmaceuticals, Inc.	98,892	0.0
12,695	@	Ophthotech Corp.	585,620	0.1
30,617	@	OraSure Technologies, Inc.	244,017	0.0
43,807	@,L	Organovo Holdings, Inc.	166,029	0.0
8,378	@	Orthofix International NV	358,327	0.1
9,459	L	Osiris Therapeutics, Inc.	46,917	0.0
10,688	@	Otonomy, Inc.	194,415	0.0
15,549	@,L	OvaScience, Inc.	111,331	0.0
24,579		Owens & Minor, Inc.	853,629	0.1
11,500	@,L	Oxford Immunotec Global PLC	144,440	0.0
35,435	@	Pacific Biosciences of California, Inc.	317,498	0.1
16,240	@	Pacira Pharmaceuticals, Inc.	555,733	0.1
6,658	@,L	Paratek Pharmaceuticals, Inc.	86,621	0.0
22,696	@	Parexel International Corp.	1,576,237	0.2
71,377		PDL BioPharma, Inc.	239,113	0.0
11,164	@	Penumbra, Inc.	848,352	0.1
9,254	@	Pfenex, Inc.	82,823	0.0
14,914	@	PharMerica Corp.	418,636	0.1
7,291		Phibro Animal Health Corp.	198,169	0.0
20,704	@	Portola Pharmaceuticals, Inc.	470,188	0.1
9,661	@	PRA Health Sciences, Inc.	545,943	0.1
8,632	@	Press Ganey Holdings, Inc.	348,733	0.1
22,664	@	Prestige Brands Holdings, Inc.	1,093,991	0.2
31,737	@,L	Progenics Pharmaceuticals, Inc.	200,895	0.0
3,908	@	Proteostasis Therapeutics, Inc.	60,926	0.0
14,789	@,L	Prothena Corp. PLC	886,896	0.1
6,813	@	Providence Service Corp.	331,316	0.1
14,593	@,L	PTC Therapeutics, Inc.	204,448	0.0
10,633	@,L	Puma Biotechnology, Inc.	712,943	0.1
20,850		Quality Systems, Inc.	236,022	0.0
13,264	@	Quidel Corp.	293,002	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
13,715	@	Quorum Health Corp.	$85,993	0.0
13,869	@	Radius Health, Inc.	750,174	0.1
18,180	@	RadNet, Inc.	134,532	0.0
38,504	@,L	Raptor Pharmaceutical Corp.	345,381	0.1
9,529	@	Regenxbio, Inc.	133,501	0.0
18,011	@	Regulus Therapeutics, Inc.	59,436	0.0
14,286	@	Repligen Corp.	431,294	0.1
16,014	@,L	Retrophin, Inc.	358,393	0.1
9,121	@	Revance Therapeutics, Inc.	147,851	0.0
41,161	@	Rigel Pharmaceuticals, Inc.	151,061	0.0
24,337	@,L	Rockwell Medical Technologies, Inc.	163,058	0.0
35,891	@	RTI Biologics, Inc.	112,339	0.0
11,389	@	Sage Therapeutics, Inc.	524,463	0.1
30,539	@,L	Sangamo Biosciences, Inc.	141,396	0.0
18,231	@	Sarepta Therapeutics, Inc.	1,119,566	0.2
24,590	@	Sciclone Pharmaceuticals, Inc.	252,047	0.0
40,668	@	Select Medical Holdings Corp.	549,018	0.1
7,772	@	Seres Therapeutics, Inc.	95,518	0.0
14,911	@,L	Sorrento Therapeutics, Inc.	115,411	0.0
7,250	@	Spark Therapeutics, Inc.	435,435	0.1
19,487	@	Spectranetics Corp.	488,929	0.1
32,791	@	Spectrum Pharmaceuticals, Inc.	153,134	0.0
18,835	@,L	Staar Surgical Co.	177,049	0.0
8,376	@	Stemline Therapeutics Inc.	90,712	0.0
10,934	@	Sucampo Pharmaceuticals, Inc.	134,598	0.0
20,431	@	Supernus Pharmaceuticals, Inc.	505,259	0.1
8,416	@	Surgery Partners, Inc.	170,340	0.0
10,258	@	Surgical Care Affiliates, Inc.	500,180	0.1
8,943	@	SurModics, Inc.	269,095	0.0
73,347	@,L	Synergy Pharmaceuticals, Inc.	404,142	0.1
38,251	@	Synthetic Biologics, Inc.	65,792	0.0
30,426	@	Team Health Holdings, Inc.	990,671	0.1
9,040	@,L	Teladoc Inc.	165,522	0.0
20,108	@,L	Teligent, Inc.	152,821	0.0
10,634	@,L	Tesaro, Inc.	1,065,952	0.2
17,479	@,L	Tetraphase Pharmaceuticals, Inc.	66,945	0.0
14,870	@,L	TG Therapeutics, Inc.	115,094	0.0
65,264	@,L	TherapeuticsMD, Inc.	444,448	0.1
14,883	@,L	Theravance Biopharma, Inc.	539,360	0.1
20,791	@	Trevena, Inc.	140,339	0.0
12,570	@	Triple-S Management Corp.	275,660	0.0
42,590	@	Trius Therapeutics, Inc. - CVR	–	–
13,104	@,L	Trovagene, Inc.	58,837	0.0
16,195	@	Ultragenyx Pharmaceutical, Inc.	1,148,873	0.2
25,820		Universal American Corp./NY	197,523	0.0
4,388		US Physical Therapy, Inc.	275,128	0.0
18,817	@,L	Vanda Pharmaceuticals, Inc.	313,115	0.1
8,387	@	Vascular Solutions, Inc.	404,505	0.1
9,039	@	Veracyte, Inc.	68,787	0.0
11,866	@	Versartis, Inc.	145,358	0.0
12,101	@	Vitae Pharmaceuticals, Inc.	253,153	0.0
11,533	@,L	Vital Therapies, Inc.	70,582	0.0
14,164	@	Vocera Communications, Inc.	239,372	0.0
5,630	@	Voyager Therapeutics, Inc.	67,616	0.0
3,830	@	WaVe Life Sciences Ltd.	124,360	0.0
42,348	@,L	Wright Medical Group NV	1,038,796	0.1
7,857	@,L	XBiotech, Inc.	105,755	0.0
15,462	@	Xencor, Inc.	378,664	0.1
11,162	@	Zafgen, Inc.	36,946	0.0
15,034	@	Zeltiq Aesthetics, Inc.	589,633	0.1
49,869	@,L	ZiopharmOncology, Inc.	280,762	0.0
12,461	@,L	Zogenix, Inc.	142,429	0.0
			104,997,815	13.9

		Industrials: 13.9%
18,622		AAON, Inc.	536,686	0.1
14,311		AAR Corp.	448,221	0.1
22,399		ABM Industries, Inc.	889,240	0.1
23,813		Acacia Research - Acacia Technologies	155,261	0.0
47,416	@	ACCO Brands Corp.	457,090	0.1
12,357		Aceto Corp.	234,659	0.0
24,626		Actuant Corp.	572,308	0.1
13,106		Advanced Drainage Systems, Inc.	315,330	0.0
17,794	@	Advisory Board Co.	796,104	0.1
20,856	@	Aegion Corp.	397,724	0.1
29,554	@	Aerojet Rocketdyne Holdings, Inc.	519,559	0.1
9,760	@	Aerovironment, Inc.	238,242	0.0
27,580	@	Air Transport Services Group, Inc.	395,773	0.1
23,826		Aircastle Ltd.	473,184	0.1
5,200		Alamo Group, Inc.	342,628	0.0
13,398		Albany International Corp.	567,807	0.1
5,293		Allegiant Travel Co.	699,047	0.1
14,411		Altra Industrial Motion Corp.	417,487	0.1
2,960		American Railcar Industries, Inc.	122,751	0.0
6,428	@	American Woodmark Corp.	517,904	0.1
12,792		Apogee Enterprises, Inc.	571,675	0.1
16,163		Applied Industrial Technologies, Inc.	755,459	0.1
6,394	@,L	Aqua Metals, Inc.	56,651	0.0
12,727		ArcBest Corp.	242,068	0.0
7,371		Argan, Inc.	436,290	0.1
11,325	@	Armstrong Flooring, Inc.	213,816	0.0
8,859		Astec Industries, Inc.	530,388	0.1
8,955	@	Astronics Corp.	403,423	0.1
5,187		Atkore International Group, Inc.	97,194	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
11,464	@	Atlas Air Worldwide Holdings, Inc.	$490,888	0.1
11,895		AZZ, Inc.	776,387	0.1
19,462	@	Babcock & Wilcox Enterprises, Inc.	321,123	0.0
21,828		Barnes Group, Inc.	885,125	0.1
4,172		Barrett Business Services, Inc.	206,973	0.0
23,502	@	Beacon Roofing Supply, Inc.	988,729	0.1
22,822	@	BMC Stock Holdings, Inc.	404,634	0.1
21,201		Brady Corp.	733,767	0.1
19,509		Briggs & Stratton Corp.	363,843	0.1
19,960		Brink's Co.	740,117	0.1
33,554	@	Builders FirstSource, Inc.	386,207	0.1
11,800	@	CAI International, Inc.	97,586	0.0
26,407	@	CBIZ, Inc.	295,494	0.0
13,820		CEB, Inc.	752,775	0.1
12,713		Ceco Environmental Corp.	143,403	0.0
13,670		Celadon Group, Inc.	119,476	0.0
13,905	@	Chart Industries, Inc.	456,501	0.1
8,020		CIRCOR International, Inc.	477,671	0.1
19,045		Clarcor, Inc.	1,237,925	0.2
12,085		Columbus McKinnon Corp.	215,596	0.0
15,870		Comfort Systems USA, Inc.	465,150	0.1
12,853	@	Continental Building Products, Inc.	269,784	0.0
6,474	@	Covenant Transportation Group, Inc.	125,142	0.0
7,409	@	CSW Industrials, Inc.	239,978	0.0
9,168		Cubic Corp.	429,154	0.1
18,732		Curtiss-Wright Corp.	1,706,673	0.2
19,227		Deluxe Corp.	1,284,748	0.2
28,114	@	DigitalGlobe, Inc.	773,135	0.1
11,863		Douglas Dynamics, Inc.	378,904	0.1
5,069	@	DXP Enterprises, Inc.	142,895	0.0
13,395	@	Dycom Industries, Inc.	1,095,443	0.1
12,508	@	Echo Global Logistics, Inc.	288,434	0.0
21,108	@	Eclipse Resouces Corp	69,445	0.0
24,649		Emcor Group, Inc.	1,469,573	0.2
10,592		Encore Wire Corp.	389,468	0.1
6,935	@,L	Energous Corp.	135,995	0.0
15,708	@,L	Energy Recovery, Inc.	251,014	0.0
13,628	@,L	Enernoc, Inc.	73,727	0.0
19,136		EnerSys	1,324,020	0.2
8,320	@	Engility Holdings, Inc.	262,080	0.0
14,152		Ennis, Inc.	238,461	0.0
10,689		EnPro Industries, Inc.	607,349	0.1
13,205		ESCO Technologies, Inc.	612,976	0.1
17,502		Essendant, Inc.	359,141	0.1
11,989	@	Esterline Technologies Corp.	911,644	0.1
12,911		Exponent, Inc.	659,236	0.1
29,294		Federal Signal Corp.	388,438	0.1
14,612		Forward Air Corp.	632,115	0.1
21,027		Franklin Electric Co., Inc.	856,009	0.1
17,715	@	FTI Consulting, Inc.	789,380	0.1
11,594	@,L	FuelCell Energy, Inc.	62,839	0.0
8,853		G&K Services, Inc.	845,373	0.1
14,434		GATX Corp.	643,035	0.1
29,551	@,L	Generac Holdings, Inc.	1,072,701	0.1
20,250		General Cable Corp.	303,345	0.0
14,023	@	Gibraltar Industries, Inc.	520,954	0.1
7,248		Global Brass & Copper Holdings, Inc.	209,395	0.0
9,134		Gorman-Rupp Co.	233,922	0.0
5,189		Graham Corp.	99,110	0.0
16,570		Granite Construction, Inc.	824,192	0.1
41,440	@	Great Lakes Dredge & Dock Corp.	145,040	0.0
11,363	L	Greenbrier Cos., Inc.	401,114	0.1
17,245		Griffon Corp.	293,337	0.0
16,013		H&E Equipment Services, Inc.	268,378	0.0
31,405		Harsco Corp.	311,852	0.0
21,336	@	Hawaiian Holdings, Inc.	1,036,930	0.1
15,569	@	HC2 Holdings, Inc.	84,851	0.0
28,766		Healthcare Services Group, Inc.	1,138,558	0.2
19,986		Heartland Express, Inc.	377,336	0.1
11,963		Heidrick & Struggles International, Inc.	221,914	0.0
22,457		Herman Miller, Inc.	642,270	0.1
25,894		Hillenbrand, Inc.	819,286	0.1
19,418		HNI, Corp.	772,836	0.1
14,530	@	HUB Group, Inc.	592,243	0.1
10,086	@	Huron Consulting Group, Inc.	602,739	0.1
3,956		Hyster-Yale Materials Handling, Inc.	237,874	0.0
3,750	@	Hyster-Yale Materials Handling, Inc. - B shares	225,488	0.0
9,299	@	ICF International, Inc.	412,132	0.1
24,258	@	Innerworkings, Inc.	228,510	0.0
6,919		Insperity, Inc.	502,596	0.1
9,112		Insteel Industries, Inc.	330,219	0.0
28,821		Interface, Inc.	481,023	0.1
12,803		John Bean Technologies Corp.	903,252	0.1
39,661		Joy Global, Inc.	1,100,196	0.1
6,844		Kadant, Inc.	356,641	0.0
13,130		Kaman Corp.	576,670	0.1
10,996		Kelly Services, Inc.	211,343	0.0
28,066		Kennametal, Inc.	814,475	0.1
14,742	@	Keyw Holding Corp.	162,752	0.0
13,405		Kforce, Inc.	274,668	0.0
16,667		Kimball International, Inc.	215,671	0.0
20,629	@	KLX, Inc.	726,141	0.1
24,610		Knight Transportation, Inc.	706,061	0.1
23,389		Knoll, Inc.	534,439	0.1
22,595		Korn/Ferry International	474,495	0.1
25,749	@,L	Kratos Defense & Security Solutions, Inc.	177,411	0.0
5,566		Lindsay Manufacturing Co.	411,773	0.1
5,862	@	Lydall, Inc.	299,724	0.0
53,443		Manitowoc Co., Inc.	255,992	0.0
10,645		Marten Transport Ltd.	223,545	0.0
11,972	@	Masonite International Corp.	744,299	0.1
27,868	@	Mastec, Inc.	828,794	0.1
19,149		Matson, Inc.	763,662	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
14,316		Matthews International Corp.	$869,840	0.1
12,835		McGrath Rentcorp	406,998	0.1
44,119	@	Meritor, Inc.	491,044	0.1
6,665		Miller Industries, Inc.	151,895	0.0
6,676	@	Mistras Group, Inc.	156,686	0.0
20,901		Mobile Mini, Inc.	631,210	0.1
14,677	@	Moog, Inc.	873,869	0.1
42,834	@	MRC Global, Inc.	703,763	0.1
13,227		MSA Safety, Inc.	767,695	0.1
20,969		Mueller Industries, Inc.	679,815	0.1
71,396		Mueller Water Products, Inc.	896,020	0.1
6,343		Multi-Color Corp.	418,638	0.1
11,808	@	MYR Group, Inc.	355,421	0.0
2,786		National Presto Industries, Inc.	244,583	0.0
25,391	@	Navigant Consulting, Inc.	513,406	0.1
20,510	@,L	Navistar International Corp.	469,474	0.1
9,339	@	NCI Building Systems, Inc.	136,256	0.0
10,185		NN, Inc.	185,876	0.0
42,288	@	NOW, Inc./DE	906,232	0.1
22,446	@	On Assignment, Inc.	814,565	0.1
14,724	@	Orion Group Holdings, Inc.	100,859	0.0
4,259		Park-Ohio Holdings Corp.	155,241	0.0
5,995	@	Patrick Industries, Inc.	371,210	0.1
23,691	@	PGT, Inc.	252,783	0.0
85,868	@,L	Plug Power, Inc.	146,834	0.0
5,440		Powell Industries, Inc.	217,872	0.0
18,117		Primoris Services Corp.	373,210	0.1
9,900	@	Proto Labs, Inc.	593,109	0.1
10,636		Quad/Graphics, Inc.	284,194	0.0
18,281		Quanex Building Products Corp.	315,530	0.0
23,778	@	Radiant Logistics, Inc.	67,530	0.0
17,535		Raven Industries, Inc.	403,831	0.1
10,827	@	RBC Bearings, Inc.	828,049	0.1
22,742		Resources Connection, Inc.	339,765	0.0
38,636	@	Rexnord Corp.	827,197	0.1
15,000	@	Roadrunner Transportation Systems, Inc.	119,700	0.0
20,600	@	RPX Corp.	220,214	0.0
17,130	@	Rush Enterprises, Inc. - Class A	419,342	0.1
10,528	@	Saia, Inc.	315,419	0.0
17,823	@	Scorpio Bulkers, Inc.	61,668	0.0
158,603	@,L	Seadrill LTD	375,889	0.1
15,864		Simpson Manufacturing Co., Inc.	697,223	0.1
5,978	@	SiteOne Landscape Supply, Inc.	214,790	0.0
19,923		Skywest, Inc.	526,166	0.1
11,040	@	SP Plus Corp.	282,293	0.0
16,735	@	SPX Corp.	337,043	0.0
13,670	@	SPX FLOW, Inc.	422,676	0.1
5,298		Standex International Corp.	492,025	0.1
32,297		Steelcase, Inc.	448,605	0.1
10,132		Sun Hydraulics Corp.	326,960	0.0
29,008	@,L	Sunrun, Inc.	182,750	0.0
6,462		Supreme Industries, Inc.	124,717	0.0
33,932	@,L	Swift Transportation Co.	728,520	0.1
23,354	@,L	Taser International, Inc.	668,158	0.1
15,335	@	Team, Inc.	501,608	0.1
13,780	@	Teledyne Technologies, Inc.	1,487,275	0.2
8,657		Tennant Co.	560,974	0.1
23,868		Tetra Tech, Inc.	846,598	0.1
9,409	L	Textainer Group Holdings Ltd.	70,473	0.0
17,256	@	Thermon Group Holdings, Inc.	340,806	0.0
21,964		Titan International, Inc.	222,276	0.0
10,091	@,L	Titan Machinery, Inc.	104,946	0.0
13,331	@	Trex Co., Inc.	782,796	0.1
19,721	@	Trimas Corp.	367,008	0.1
17,486	@	TriNet Group, Inc.	378,222	0.1
15,174		Triton International Ltd./Bermuda	200,145	0.0
19,270		Triumph Group, Inc.	537,248	0.1
19,342	@	TrueBlue, Inc.	438,290	0.1
16,140	@	Tutor Perini Corp.	346,526	0.0
5,824		Unifirst Corp.	767,953	0.1
15,256	@	Univar, Inc.	333,344	0.0
7,675		Universal Forest Products, Inc.	755,911	0.1
10,848		US Ecology, Inc.	486,424	0.1
4,667	@	Vectrus, Inc.	71,078	0.0
4,212	@	Veritiv Corp.	211,316	0.0
11,789		Viad Corp.	434,660	0.1
8,981	@,L	Virgin America, Inc.	480,573	0.1
4,850		VSE Corp.	164,852	0.0
27,718	@	Wabash National Corp.	394,704	0.1
15,843	@	WageWorks, Inc.	964,997	0.1
11,429		Watts Water Technologies, Inc.	741,056	0.1
16,184		Werner Enterprises, Inc.	376,602	0.1
20,633	@	Wesco Aircraft Holdings, Inc.	277,101	0.0
18,371		West Corp.	405,632	0.1
22,887		Woodward, Inc.	1,429,980	0.2
41,125	@,L	XPO Logistics, Inc.	1,508,054	0.2
14,568	@	YRC Worldwide, Inc.	179,478	0.0
			105,514,660	13.9

		Information Technology: 17.5%
45,121	@,L	3D Systems Corp.	809,922	0.1
18,832	@	A10 Networks, Inc.	201,314	0.0
2,649	@,L	Acacia Communications, Inc.	273,589	0.0
50,525	@	ACI Worldwide, Inc.	979,174	0.1
34,676	@	Acxiom Corp.	924,115	0.1
22,811		Adtran, Inc.	436,603	0.1
16,988	@	Advanced Energy Industries, Inc.	803,872	0.1
321,390	@	Advanced Micro Devices, Inc.	2,220,805	0.3
14,337	@	Aerohive Networks, Inc.	87,312	0.0
10,559	@	Agilysys, Inc.	117,416	0.0
9,130	@	Alpha & Omega Semiconductor Ltd.	198,304	0.0
13,498	@,L	Ambarella Inc	993,588	0.1
20,027		American Software, Inc.	222,300	0.0
34,656	@	Amkor Technology, Inc.	336,856	0.0
19,423	@	Angie's List, Inc.	192,482	0.0
11,426	@	Anixter International, Inc.	736,977	0.1
6,795	@	Apigee Corp.	118,233	0.0

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
37,036	@	Applied Micro Circuits Corp.	$257,400	0.0
9,348	@,L	Applied Optoelectronics, Inc.	207,619	0.0
34,747	@	Aspen Technology, Inc.	1,625,812	0.2
15,775	@	AVG Technologies	394,533	0.1
16,483	@	Avid Technology, Inc.	130,875	0.0
11,000		AVX Corp.	151,690	0.0
13,478		Badger Meter, Inc.	451,648	0.1
29,611	@	Bankrate, Inc.	251,101	0.0
9,637	@	Barracuda Networks, Inc.	245,551	0.0
33,605	@	Bazaarvoice, Inc.	198,606	0.0
18,528		Belden, Inc.	1,278,247	0.2
21,411	@	Benchmark Electronics, Inc.	534,204	0.1
5,122	@,L	Benefitfocus, Inc.	204,470	0.0
10,080		Black Box Corp.	140,112	0.0
20,716		Blackbaud, Inc.	1,374,299	0.2
23,303	@	Blackhawk Network Holdings, Inc.	703,052	0.1
19,329	@	Blucora, Inc.	216,485	0.0
17,861	@	Bottomline Technologies de, Inc.	416,340	0.1
17,669	@,L	Box, Inc.	278,463	0.0
18,467	@	Brightcove, Inc.	240,994	0.0
13,368	@	BroadSoft, Inc.	622,280	0.1
31,276		Brooks Automation, Inc.	425,666	0.1
11,033		Cabot Microelectronics Corp.	583,756	0.1
9,694	@	CACI International, Inc.	978,125	0.1
17,355	@	CalAmp Corp.	242,102	0.0
26,837	@	Calix, Inc.	197,252	0.0
25,602	@	Callidus Software, Inc.	469,797	0.1
18,189	@	Cardtronics plc	811,229	0.1
7,023		Cass Information Systems, Inc.	397,853	0.1
26,729	@	Cavium, Inc.	1,555,628	0.2
10,193	@	Ceva, Inc.	357,469	0.1
9,253	@	ChannelAdvisor Corp.	119,641	0.0
36,255	@,L	Chegg, Inc.	257,048	0.0
57,120	@	Ciena Corp.	1,245,216	0.2
11,043	@	Cimpress NV	1,117,331	0.2
26,992	@	Cirrus Logic, Inc.	1,434,625	0.2
6,028	@	Clearfield, Inc.	113,326	0.0
10,202	@	Coherent, Inc.	1,127,729	0.2
15,820		Cohu, Inc.	185,727	0.0
16,853	@	Commvault Systems, Inc.	895,400	0.1
22,038	@	comScore, Inc.	675,685	0.1
7,024		Comtech Telecommunications	89,977	0.0
39,102		Convergys Corp.	1,189,483	0.2
22,602	@	Cornerstone OnDemand, Inc.	1,038,562	0.1
18,521	@	Cray, Inc.	435,984	0.1
13,566		CSG Systems International	560,683	0.1
18,501		CTS Corp.	344,119	0.1
12,041	@	Cvent, Inc.	381,820	0.1
20,462		Daktronics, Inc.	195,207	0.0
18,424	@	DHI Group, Inc.	145,365	0.0
24,067		Diebold, Inc.	596,621	0.1
13,291	@	Digi International, Inc.	151,517	0.0
3,767	@,L	Digimarc Corp.	144,464	0.0
16,484	@	Diodes, Inc.	351,769	0.1
14,999	@	DSP Group, Inc.	180,138	0.0
9,798		DTS, Inc.	416,807	0.1
51,413		EarthLink Holdings Corp.	318,761	0.0
6,074	@	Eastman Kodak Co.	91,110	0.0
10,918	L	Ebix, Inc.	620,688	0.1
20,105	@	Electronics for Imaging, Inc.	983,537	0.1
13,993	@	Ellie Mae, Inc.	1,473,463	0.2
25,983	@,L	Endurance International Group Holdings, Inc.	227,351	0.0
63,351	@	Entegris, Inc.	1,103,574	0.2
20,832	@	EPAM Systems, Inc.	1,443,866	0.2
14,558		EPIQ Systems, Inc.	240,061	0.0
2,939	@	ePlus, Inc.	277,471	0.0
26,669		EVERTEC, Inc.	447,506	0.1
9,443	@	Exa Corp.	151,560	0.0
19,590	@	Exar Corp.	182,383	0.0
14,912	@	ExlService Holdings, Inc.	743,214	0.1
48,110	@	Extreme Networks, Inc.	216,014	0.0
15,952	@	Fabrinet	711,300	0.1
12,811		Fair Isaac Corp.	1,596,122	0.2
8,467	@	Faro Technologies, Inc.	304,389	0.0
45,616	@	Finisar Corp.	1,359,357	0.2
14,075	@	Five9, Inc.	220,696	0.0
16,915	@	FleetMatics Group PLC	1,014,562	0.1
32,961	@	Formfactor, Inc.	357,625	0.1
7,518		Forrester Research, Inc.	292,450	0.0
13,339	@	Gigamon, Inc.	730,977	0.1
20,388	@,L	Global Eagle Entertainment, Inc.	169,424	0.0
10,932	@,L	Globant SA	460,456	0.1
47,783	@,L	Glu Mobile, Inc.	107,034	0.0
25,314	@,L	Gogo, Inc.	279,467	0.0
34,062	@,L	GrubHub, Inc.	1,464,325	0.2
11,596	@	GTT Communications, Inc.	272,854	0.0
8,961		Hackett Group, Inc.	148,036	0.0
49,490	@	Harmonic, Inc.	293,476	0.0
17,645	@	Hortonworks, Inc.	147,336	0.0
11,966	@	HubSpot, Inc.	689,481	0.1
25,606	@	II-VI, Inc.	622,994	0.1
17,717	@,L	Immersion Corp.	144,571	0.0
12,180	@	Imperva, Inc.	654,188	0.1
28,571	@,L	inContact, Inc.	399,423	0.1
57,530	@	Infinera Corp.	519,496	0.1
25,394	@	Infoblox, Inc.	669,640	0.1
17,583	@	Inphi Corp.	765,036	0.1
16,372	@	Insight Enterprises, Inc.	532,909	0.1
5,482	@	Instructure, Inc.	139,078	0.0
58,466	@	Integrated Device Technology, Inc.	1,350,565	0.2
7,784	@,L	Interactive Intelligence Group	468,130	0.1
14,670		InterDigital, Inc.	1,161,864	0.2
49,915		Intersil Corp.	1,094,636	0.1
20,961	@	IntraLinks Holdings, Inc.	210,868	0.0
30,648	@,L	InvenSense, Inc.	227,408	0.0
14,957	@	Itron, Inc.	834,002	0.1
27,015	@	Ixia	337,687	0.0
10,843		IXYS Corp.	130,658	0.0
20,274		j2 Global, Inc.	1,350,451	0.2
30,833	@	Jive Software, Inc.	131,349	0.0
14,491	@	Kimball Electronics, Inc.	200,845	0.0
36,782	@,L	Knowles Corp.	516,787	0.1
34,554	@	Kopin Corp.	75,328	0.0
52,589	@	Lattice Semiconductor Corp.	341,303	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
141,765	@,L	LendingClub Corp.	$876,108	0.1
37,445	@	Lionbridge Technologies	187,225	0.0
11,166	@	Liquidity Services, Inc.	125,506	0.0
9,313		Littelfuse, Inc.	1,199,608	0.2
31,696	@	LivePerson, Inc.	266,563	0.0
10,865		LogMeIn, Inc.	982,087	0.1
5,282	@	Loral Space & Communications, Inc.	206,579	0.0
22,270	@	Lumentum Holdings, Inc.	930,218	0.1
8,991	@	Macom Technology Solutions Holdings, Inc.	380,679	0.1
10,700		Mantech International Corp.	403,283	0.1
20,566	@	Marchex, Inc.	56,968	0.0
28,398		Maxmus, Inc.	1,606,191	0.2
23,038	@	MaxLinear, Inc.	466,980	0.1
19,042	@	MeetMe, Inc.	118,060	0.0
40,382		Mentor Graphics Corp.	1,067,700	0.1
18,451	@	Mercury Computer Systems, Inc.	453,341	0.1
1,314		Mesa Laboratories, Inc.	150,269	0.0
16,412		Methode Electronics, Inc.	573,928	0.1
45,228	@	Microsemi Corp.	1,898,671	0.3
3,594	@	MicroStrategy, Inc.	601,779	0.1
6,532	@	Mindbody, Inc.	128,419	0.0
14,545	@	Mitek Systems, Inc.	120,578	0.0
22,432		MKS Instruments, Inc.	1,115,543	0.2
26,888	@,L	MobileIron, Inc.	73,942	0.0
13,048	@	Model N, Inc.	144,963	0.0
12,316	@	MoneyGram International, Inc.	87,444	0.0
15,767		Monolithic Power Systems, Inc.	1,269,244	0.2
20,019		Monotype Imaging Holdings, Inc.	442,620	0.1
43,061	@	Monster Worldwide, Inc.	155,450	0.0
7,644		MTS Systems Corp.	351,853	0.1
8,875	@	Nanometrics, Inc.	198,268	0.0
13,720	@	NeoPhotonics Corp.	224,185	0.0
13,311	@	Netgear, Inc.	805,182	0.1
40,222	@	Netscout Systems, Inc.	1,176,494	0.2
21,907	@	NeuStar, Inc.	582,507	0.1
8,265	@	New Relic, Inc.	316,715	0.0
30,700		NIC, Inc.	721,450	0.1
26,878	@	Nimble Storage, Inc.	237,333	0.0
24,636	@	Novanta, Inc.	427,435	0.1
3,107		NVE Corp.	183,127	0.0
45,463	@	Oclaro, Inc.	388,709	0.1
8,263	@	OSI Systems, Inc.	540,235	0.1
11,510		Park Electrochemical Corp.	199,929	0.0
18,535	@	Paycom Software, Inc.	929,160	0.1
8,979	@	Paylocity Holding Corp.	399,206	0.1
16,324	@	PDF Solutions, Inc.	296,607	0.0
17,000		Pegasystems, Inc.	501,330	0.1
19,816	@	Perficient, Inc.	399,292	0.1
33,287	@	Photronics, Inc.	343,189	0.1
22,607	@	Planet Payment, Inc.	83,872	0.0
14,466		Plantronics, Inc.	751,653	0.1
14,667	@	Plexus Corp.	686,122	0.1
12,494		Power Integrations, Inc.	787,497	0.1
22,189	@	Progress Software Corp.	603,541	0.1
17,381	@	Proofpoint, Inc.	1,300,968	0.2
11,409	@	Pros Holdings, Inc.	257,957	0.0
26,209	@	Pure Storage, Inc.	355,132	0.1
10,316	@	Q2 Holdings, Inc.	295,657	0.0
10,888	@	Qualys, Inc.	415,813	0.1
24,364	@	QuinStreet, Inc.	73,579	0.0
27,696	@	Quotient Technology, Inc.	368,634	0.1
50,955	@	Rambus, Inc.	636,938	0.1
7,999	@	Rapid7, Inc.	141,182	0.0
22,849	@	RealPage, Inc.	587,219	0.1
13,002	@	Rofin-Sinar Technologies, Inc.	418,404	0.1
8,293	@	Rogers Corp.	506,536	0.1
16,063	@	Rubicon Project, Inc.	133,002	0.0
17,030	@	Rudolph Technologies, Inc.	302,112	0.0
32,826	@	Sanmina Corp.	934,556	0.1
13,034	@	Scansource, Inc.	475,741	0.1
18,958		Science Applications International Corp.	1,315,116	0.2
27,866	@	Semtech Corp.	772,724	0.1
29,852	@,L	ServiceSource International, Inc.	145,678	0.0
37,798	@	ShoreTel, Inc.	302,384	0.0
15,638	@	Sigma Designs, Inc.	121,820	0.0
19,775	@	Silicon Graphics International Corp.	152,268	0.0
17,053	@	Silicon Laboratories, Inc.	1,002,716	0.1
17,030	@	Silver Spring Networks, Inc.	241,485	0.0
25,044	@	Sonus Networks, Inc.	194,842	0.0
7,624	@	SPS Commerce, Inc.	559,678	0.1
6,740	@,L	Stamps.com, Inc.	636,997	0.1
21,499	@,L	Stratasys Ltd.	517,911	0.1
16,108	@	Super Micro Computer, Inc.	376,444	0.1
18,710	@	Sykes Enterprises, Inc.	526,312	0.1
15,822	@	Synaptics, Inc.	926,853	0.1
16,860	@	Synchronoss Technologies, Inc.	694,295	0.1
11,601		Synnex Corp.	1,323,790	0.2
13,972	@	Syntel, Inc.	585,567	0.1
34,966	@,L	Take-Two Interactive Software, Inc.	1,576,267	0.2
21,033	@	Tangoe, Inc.	173,522	0.0
13,729	@	Tech Data Corp.	1,162,984	0.2
10,161		TeleTech Holdings, Inc.	294,567	0.0
21,109		Tessera Technologies, Inc.	811,430	0.1
53,240	@	TiVo Corp.	1,037,115	0.1
24,457	@,L	TrueCar, Inc.	230,874	0.0
28,434	@	TTM Technologies, Inc.	325,569	0.0
11,576	@,L	TubeMogul, Inc.	108,467	0.0
12,308	@,L	Ubiquiti Networks, Inc.	658,478	0.1
11,962	@	Ultratech, Inc.	276,083	0.0
22,868	@	Unisys Corp.	222,734	0.0
17,999	@	Universal Display Corp.	999,124	0.1
4,094	@	Varonis Systems, Inc.	123,229	0.0
12,950	@	Vasco Data Security Intl.	228,050	0.0
18,256	@	Veeco Instruments, Inc.	358,365	0.1
25,344	@	Verint Systems, Inc.	953,695	0.1
18,435	@	Viasat, Inc.	1,376,173	0.2
92,659	@	Viavi Solutions, Inc.	684,750	0.1
26,200	@,L	VirnetX Holding Corp.	80,172	0.0
13,866	@	Virtusa Corp.	342,213	0.1
45,717		Vishay Intertechnology, Inc.	644,153	0.1
7,452	@	Vishay Precision Group, Inc.	119,456	0.0
20,031	@	Web.com Group, Inc.	345,935	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
15,839	@,L	WebMD Health Corp.	$787,198	0.1
10,216	@	Xactly Corp.	150,380	0.0
27,579	@	Xcerra Corp.	167,129	0.0
17,703	@	XO Group, Inc.	342,199	0.1
33,932	@	Zendesk, Inc.	1,042,052	0.1
39,724	@	Zix Corp.	162,868	0.0
			132,619,284	17.5

		Materials: 4.7%
13,872		A Schulman, Inc.	403,953	0.1
2,058		AEP Industries, Inc.	225,083	0.0
97,997	@,L	AK Steel Holding Corp.	473,326	0.1
43,790		Allegheny Technologies, Inc.	791,285	0.1
13,761		American Vanguard Corp.	221,002	0.0
13,626		Balchem Corp.	1,056,424	0.1
15,765	@	Boise Cascade Co.	400,431	0.1
9,101	@	Caesarstone Ltd.	343,199	0.1
27,819		Calgon Carbon Corp.	422,014	0.1
19,879		Carpenter Technology Corp.	820,208	0.1
18,984	@	Century Aluminum Co.	131,939	0.0
2,872		Chase Corp.	198,513	0.0
78,155		Chemours Co.	1,250,480	0.2
27,529	@	Chemtura Corp.	903,226	0.1
7,877	@	Clearwater Paper Corp.	509,406	0.1
94,175	@,L	Cliffs Natural Resources, Inc.	550,924	0.1
66,317	@	Coeur d'Alene Mines Corp.	784,530	0.1
46,723		Commercial Metals Co.	756,445	0.1
6,339		Deltic Timber Corp.	429,340	0.1
33,835	@	Ferro Corp.	467,261	0.1
30,512		Ferroglobe PLC	275,523	0.0
23,821	@	Flotek Industries, Inc.	346,357	0.1
29,559	@	GCP Applied Technologies, Inc.	837,111	0.1
7,375		Gold Resource Corp.	54,722	0.0
2,867		Greif, Inc.	173,712	0.0
9,176		Greif, Inc. - Class A	455,038	0.1
6,410		Hawkins, Inc.	277,745	0.0
6,644		Haynes International, Inc.	246,559	0.0
20,817		HB Fuller Co.	967,366	0.1
34,932	@	Headwaters, Inc.	591,049	0.1
180,605		Hecla Mining Co.	1,029,449	0.1
17,482	@	Ingevity Corp.	805,920	0.1
9,882		Innophos Holdings, Inc.	385,694	0.1
9,913		Innospec, Inc.	602,810	0.1
7,218		Kaiser Aluminum Corp.	624,285	0.1
36,502		KapStone Paper and Packaging Corp.	690,618	0.1
5,755		KMG Chemicals, Inc.	163,039	0.0
9,399	@	Koppers Holdings, Inc.	302,460	0.0
14,046	@	Kraton Corp.	492,172	0.1
20,076	@	Landec Corp.	269,219	0.0
59,324	@	Louisiana-Pacific Corp.	1,117,071	0.2
11,370	@,L	LSB Industries, Inc.	97,555	0.0
8,875		Materion Corp.	272,551	0.0
15,240		Minerals Technologies, Inc.	1,077,316	0.1
12,057		Myers Industries, Inc.	156,620	0.0
6,664		Neenah Paper, Inc.	526,523	0.1
70,581		Olin Corp.	1,448,322	0.2
3,689		Olympic Steel, Inc.	81,527	0.0
24,810	@	Omnova Solutions, Inc.	209,396	0.0
18,379		PH Glatfelter Co.	398,457	0.1
36,402		PolyOne Corp.	1,230,752	0.2
5,802		Quaker Chemical Corp.	614,606	0.1
20,779		Rayonier Advanced Materials, Inc.	277,815	0.0
13,633	@	Real Industry, Inc.	83,434	0.0
4,908	@	Ryerson Holding Corp.	55,411	0.0
13,661		Schnitzer Steel Industries, Inc.	285,515	0.0
13,909		Schweitzer-Mauduit International, Inc.	536,331	0.1
19,417		Sensient Technologies Corp.	1,471,809	0.2
7,849		Stepan Co.	570,308	0.1
55,703	@	Stillwater Mining Co	744,192	0.1
29,695	@	Summit Materials, Inc.	550,842	0.1
34,756		SunCoke Energy, Inc.	278,743	0.0
46,323	@,L	TerraVia Holdings, Inc.	127,388	0.0
17,066		TimkenSteel Corp.	178,340	0.0
13,047		Tredegar Corp.	242,544	0.0
12,022		Trinseo SA	679,964	0.1
29,247	L	Tronox Ltd. - CL A	274,044	0.0
7,037	@	US Concrete Inc.	324,159	0.0
20,966		Worthington Industries, Inc.	1,006,997	0.1
14,979	@	Zagg, Inc.	121,330	0.0
			35,769,699	4.7

		Real Estate: 2.8%
18,605		American Assets Trust, Inc.	807,085	0.1
40,411		Ashford Hospitality Trust, Inc.	238,021	0.0
62,117		CBL & Associates Properties, Inc.	754,100	0.1
15,581		Easterly Government Properties, Inc.	297,286	0.0
14,661		EastGroup Properties, Inc.	1,078,463	0.1
46,564		Franklin Street Properties Corp.	586,706	0.1
18,666		Getty Realty Corp.	446,677	0.1
22,943		Government Properties Income Trust	518,971	0.1
47,423		Healthcare Realty Trust, Inc.	1,615,227	0.2
38,322		Hudson Pacific Properties, Inc.	1,259,644	0.2
39,399	@	iStar Financial, Inc.	422,751	0.1
37,382		Kennedy-Wilson Holdings, Inc.	842,964	0.1
46,707		LaSalle Hotel Properties	1,114,896	0.1
81,443		Lexington Realty Trust	838,863	0.1
98,809		Medical Properties Trust, Inc.	1,459,409	0.2
30,487		Pebblebrook Hotel Trust	810,954	0.1
31,870		Pennsylvania Real Estate Investment Trust	733,966	0.1
8,989		PS Business Parks, Inc.	1,020,881	0.1
18,820		QTS Realty Trust, Inc.	994,637	0.1
56,111		RAIT Financial Trust	189,655	0.0
28,600		Ramco-Gershenson Properties	535,964	0.1
27,319		Stag Industrial, Inc.	669,589	0.1
43,544		Summit Hotel Properties, Inc.	573,039	0.1

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
88,088		Sunstone Hotel Investors, Inc.	$1,126,646	0.2
24,537		Terreno Realty Corp.	675,013	0.1
33,950		Urban Edge Properties	955,353	0.1
73,749		Washington Prime Group, Inc.	913,013	0.1
			21,479,773	2.8

		Telecommunication Services: 1.0%
40,878	@	8x8, Inc.	630,747	0.1
4,425		ATN International, Inc.	287,802	0.1
18,949	@	Boingo Wireless, Inc.	194,796	0.0
110,121	@	Cincinnati Bell, Inc.	449,294	0.1
18,096		Cogent Communications Group, Inc.	666,114	0.1
21,100		Consolidated Communications Holdings, Inc.	532,564	0.1
12,379	@	Fairpoint Communications, Inc.	186,056	0.0
18,824	@	General Communication, Inc.	258,830	0.0
176,262	@,L	Globalstar, Inc.	213,277	0.0
14,556		Inteliquent, Inc.	234,934	0.0
12,181	@,L	Intelsat SA	33,010	0.0
38,208	@,L	Iridium Communications, Inc.	309,867	0.1
40,289	@	Leap Wireless International, Inc. - CVR	136,983	0.0
11,903	@	Lumos Networks Corp.	166,642	0.0
24,035	@	NII Holdings, Inc.	80,037	0.0
23,071	@	Orbcomm, Inc.	236,478	0.0
5,646	@,L	pdvWireless, Inc.	129,293	0.0
6,386		Reis, Inc.	130,658	0.0
23,421	@	RingCentral, Inc.	554,141	0.1
20,309		Shenandoah Telecom Co.	552,608	0.1
11,970		Spok Holdings, Inc.	213,305	0.0
4,546	@,L	Straight Path Communications, Inc.	116,423	0.0
84,317	@	Vonage Holdings Corp.	557,335	0.1
39,462		Windstream Holdings, Inc.	396,593	0.1
			7,267,787	1.0

		Utilities: 3.8%
19,356		Allete, Inc.	1,154,005	0.1
17,919		American States Water Co.	717,656	0.1
65,637		Atlantic Power Corp.	162,123	0.0
25,535		Atlantica Yield plc	485,420	0.1
28,900		Avista Corp.	1,207,731	0.2
20,796		Black Hills Corp.	1,273,131	0.2
22,615		California Water Service Group	725,715	0.1
7,230		Chesapeake Utilities Corp.	441,464	0.1
5,241		Connecticut Water Service, Inc.	260,635	0.0
51,371	@,L	Dynegy, Inc.	636,487	0.1
20,339		El Paso Electric Co.	951,255	0.1
19,963		Empire District Electric Co.	681,537	0.1
8,507		Genie Energy Ltd	50,191	0.0
21,043		Idacorp, Inc.	1,647,246	0.2
18,247		MGE Energy, Inc.	1,031,138	0.1
7,321		Middlesex Water Co.	257,992	0.0
38,853		New Jersey Resources Corp.	1,276,710	0.2
11,816		Northwest Natural Gas Co.	710,260	0.1
20,473		NorthWestern Corp.	1,177,812	0.2
15,799		NRG Yield, Inc. - Class A	257,840	0.0
24,367		NRG Yield, Inc. - Class C	413,264	0.1
20,903		ONE Gas, Inc.	1,292,641	0.2
14,307		Ormat Technologies, Inc.	692,602	0.1
18,383		Otter Tail Corp.	635,868	0.1
28,317		Pattern Energy Group, Inc.	636,849	0.1
34,377		PNM Resources, Inc.	1,124,815	0.1
34,142		Portland General Electric Co.	1,454,108	0.2
9,130		SJW Corp.	398,798	0.0
33,163		South Jersey Industries, Inc.	979,967	0.1
21,216		Southwest Gas Corp.	1,482,150	0.2
2,615		Spark Energy, Inc.	76,175	0.0
19,018		Spire, Inc.	1,212,207	0.2
35,778	@	Talen Energy Corp.	495,525	0.1
42,169		TerraForm Global, Inc.	173,315	0.0
37,747	L	TerraForm Power, Inc.	525,061	0.1
6,811		Unitil Corp.	266,038	0.0
8,981	@,L	Vivint Solar, Inc.	28,380	0.0
20,642		WGL Holdings, Inc.	1,294,253	0.2
7,348		York Water Co.	217,942	0.0
			28,506,306	3.8

	Total Common Stock
	(Cost $508,033,891)		747,067,820	98.7

RIGHTS: 0.0%
		Health Care: 0.0%
64,411	@	Dyax, Corp. - CVR	71,496	0.0

	Total Rights
	(Cost $4,000)		71,496	0.0

	Total Long-Term Investments
	(Cost $508,037,891)		747,139,316	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.3%
	Securities Lending Collateralcc: 7.6%
13,722,628	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $13,723,158, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $13,997,629, due 02/01/21-08/01/46)	13,722,628	1.8

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: (continued)
13,722,628	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $13,723,237, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $13,997,081, due 11/01/16-07/20/66)	$13,722,628	1.8
13,663,083	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $13,663,667, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $13,936,345, due 10/13/16-09/09/49)	13,663,083	1.8
2,679,811	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $2,679,921, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $2,733,407, due 03/01/26-09/01/46)	2,679,811	0.4
13,739,800	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $13,740,478, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $14,015,254, due 04/15/18-09/09/49)	13,739,800	1.8
		57,527,950	7.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
12,495,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $12,495,000)	12,495,000	1.7

	Total Short-Term Investments
	(Cost $70,022,950)	70,022,950	9.3

	Total Investments in Securities (Cost $578,060,841)	$817,162,266	108.0
	Liabilities in Excess of Other Assets	(60,711,777)	(8.0)
	Net Assets	$756,450,489	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $578,060,841.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$296,529,680
Gross Unrealized Depreciation	(57,428,255)

Net Unrealized Appreciation	$239,101,425

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$94,906,958	$–	$–	$94,906,958
Consumer Staples	21,781,377	–	–	21,781,377
Energy	23,578,131	–	–	23,578,131
Financials	170,611,169	–	34,861	170,646,030
Health Care	104,330,457	–	667,358	104,997,815
Industrials	105,289,172	–	225,488	105,514,660
Information Technology	132,619,284	–	–	132,619,284
Materials	35,769,699	–	–	35,769,699
Real Estate	21,479,773	–	–	21,479,773
Telecommunication Services	7,130,804	–	136,983	7,267,787
Utilities	28,506,306	–	–	28,506,306
Total Common Stock	746,003,130	–	1,064,690	747,067,820
Rights	–	–	71,496	71,496
Short-Term Investments	12,495,000	57,527,950	–	70,022,950
Total Investments, at fair value	$758,498,130	$57,527,950	$1,136,186	$817,162,266
Other Financial Instruments+
Futures	36,669	–	–	36,669
Total Assets	$758,534,799	$57,527,950	$1,136,186	$817,198,935

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2016, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	91	12/16/16	$11,359,530	$36,669
			$11,359,530	$36,669

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of September 30, 2016 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$36,669
Total Asset Derivatives		$36,669

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.0%
		Consumer Discretionary: 13.3%
151,250		AMC Entertainment Holdings, Inc.	$4,702,362	0.7
309,967		American Eagle Outfitters, Inc.	5,536,011	0.9
254,626	@	Belmond Ltd	3,236,296	0.5
107,600		Big Lots, Inc.	5,137,900	0.8
195,760		Caleres, Inc.	4,950,770	0.8
128,550		Cheesecake Factory	6,435,213	1.0
45,005		Childrens Place Retail Stores, Inc.	3,594,549	0.6
139,857	@	Dave & Buster's Entertainment, Inc.	5,479,597	0.9
71,865	@	Helen of Troy Ltd.	6,192,607	1.0
181,255	@,L	Imax Corp.	5,250,957	0.8
33,374		Jack in the Box, Inc.	3,201,902	0.5
87,126		La-Z-Boy, Inc.	2,139,815	0.3
52,875		Marriott Vacations Worldwide Corp.	3,876,795	0.6
136,720	@	Meritage Homes Corp.	4,744,184	0.8
91,905		Monro Muffler Brake, Inc.	5,621,829	0.9
32,530		Papa John's International, Inc.	2,564,991	0.4
24,096		Pool Corp.	2,277,554	0.4
235,944	L	Red Rock Resorts, Inc.	5,565,919	0.9
135,445	@,L	Sally Beauty Holdings, Inc.	3,478,228	0.5
			83,987,479	13.3

		Consumer Staples: 2.5%
301,205	@,L	Amplify Snack Brands, Inc.	4,879,521	0.8
176,780	@	Performance Food Group Co.	4,384,144	0.7
80,085		Pinnacle Foods, Inc.	4,017,864	0.6
106,422	L	Vector Group Ltd.	2,291,266	0.4
			15,572,795	2.5

		Energy: 3.8%
150,075	@	Carrizo Oil & Gas, Inc.	6,096,046	1.0
275,600	@,L	Cloud Peak Energy, Inc.	1,499,264	0.2
43,955	@	Dril-Quip, Inc.	2,450,052	0.4
148,400	@	Forum Energy Technologies, Inc.	2,947,224	0.5
195,300	@	Laredo Petroleum, Inc.	2,519,370	0.4
193,400		QEP Resources, Inc.	3,777,102	0.6
254,500	@	Unit Corp.	4,733,700	0.7
			24,022,758	3.8

		Financials: 17.8%
92,200	@	Bank of NT Butterfield & Son Ltd.	2,282,872	0.4
104,800		Bank of the Ozarks, Inc.	4,024,320	0.6
125,400		Banner Corp.	5,484,996	0.9
161,038		Chemical Financial Corp.	7,106,607	1.1
20,400	@	Enstar Group Ltd.	3,355,188	0.5
87,346		Evercore Partners, Inc.	4,499,192	0.7
100,909		First American Financial Corp.	3,963,706	0.6
363,250		Gramercy Property Trust	3,501,730	0.6
182,563		Great Western Bancorp, Inc.	6,082,999	1.0
149,860		Horace Mann Educators Corp.	5,492,369	0.9
133,705		MB Financial, Inc.	5,086,138	0.8
417,950		OM Asset Management Plc	5,813,685	0.9
76,035		Pinnacle Financial Partners, Inc.	4,111,973	0.6
39,886		Primerica, Inc.	2,115,155	0.3
65,350		PrivateBancorp, Inc.	3,000,872	0.5
409,160		Radian Group, Inc.	5,544,118	0.9
215,238		Redwood Trust, Inc.	3,047,770	0.5
122,375		Selective Insurance Group	4,877,867	0.8
114,336		Simmons First National Corp.	5,705,366	0.9
284,790		Sterling Bancorp/DE	4,983,825	0.8
90,155	@	Stifel Financial Corp.	3,466,460	0.5
16,229	@	SVB Financial Group	1,793,954	0.3
181,450		Webster Financial Corp.	6,896,914	1.1
135,625	@	Western Alliance Bancorp.	5,091,363	0.8
138,025		WSFS Financial Corp.	5,036,532	0.8
			112,365,971	17.8

		Health Care: 10.4%
32,095	@,L	Acadia Pharmaceuticals, Inc.	1,020,942	0.2
63,100	@	Amedisys, Inc.	2,993,464	0.5
110,440	@	AMN Healthcare Services, Inc.	3,519,723	0.6
65,075	@,L	Cempra, Inc.	1,574,815	0.2
42,438	@	Charles River Laboratories International, Inc.	3,536,783	0.6
79,100	@,L	Depomed, Inc.	1,976,709	0.3
98,000	@,L	Esperion Therapeutics, Inc.	1,357,300	0.2
81,325	@	Exelixis, Inc.	1,040,147	0.2
194,195	@,L	Halozyme Therapeutics, Inc.	2,345,876	0.4
141,104		Healthsouth Corp.	5,724,589	0.9
80,550		Hill-Rom Holdings, Inc.	4,992,489	0.8
94,825	@	Horizon Pharma PLC	1,719,177	0.3
116,255	@	Impax Laboratories, Inc.	2,755,243	0.4
160,390	@	Integer Holdings Corp.	3,478,859	0.5
10,990	@,L	Ligand Pharmaceuticals, Inc.	1,121,639	0.2
79,845	@	Masimo Corp.	4,749,979	0.7
20,400	@	Neurocrine Biosciences, Inc.	1,033,056	0.2
89,025	@	NuVasive, Inc.	5,934,406	0.9
40,411		Owens & Minor, Inc.	1,403,474	0.2
32,400	@	Pacira Pharmaceuticals, Inc.	1,108,728	0.2
76,900	@	Prestige Brands Holdings, Inc.	3,711,963	0.6
29,425	@,L	Spark Therapeutics, Inc.	1,767,266	0.3
98,986	@	Surgery Partners, Inc.	2,003,477	0.3

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
140,520	@	Team Health Holdings, Inc.	$4,575,331	0.7
			65,445,435	10.4

		Industrials: 14.7%
101,230		ABM Industries, Inc.	4,018,831	0.6
200,975		Actuant Corp.	4,670,659	0.7
171,626	@	Atlas Air Worldwide Holdings, Inc.	7,349,025	1.2
141,465		Barnes Group, Inc.	5,736,406	0.9
109,525	@	Beacon Roofing Supply, Inc.	4,607,717	0.7
98,325		Clarcor, Inc.	6,391,125	1.0
50,250		Curtiss-Wright Corp.	4,578,277	0.7
135,893		Healthcare Services Group, Inc.	5,378,645	0.9
104,400		Heartland Express, Inc.	1,971,072	0.3
178,887	@	On Assignment, Inc.	6,491,809	1.0
60,475		Orbital ATK, Inc.	4,610,009	0.7
71,540		Regal-Beloit Corp.	4,255,915	0.7
137,500	@	SPX FLOW, Inc.	4,251,500	0.7
47,464	@	Teledyne Technologies, Inc.	5,122,790	0.8
149,850		Tetra Tech, Inc.	5,315,179	0.9
89,800		Toro Co.	4,206,232	0.7
31,850		Universal Forest Products, Inc.	3,136,907	0.5
90,325		Watts Water Technologies, Inc.	5,856,673	0.9
81,050		Woodward, Inc.	5,064,004	0.8
			93,012,775	14.7

		Information Technology: 18.3%
169,671	@	Blackhawk Network Holdings, Inc.	5,118,974	0.8
168,120	@	Bottomline Technologies de, Inc.	3,918,877	0.6
61,650	@	CACI International, Inc.	6,220,485	1.0
115,266	@	Cardtronics plc	5,140,864	0.8
123,750	@	Commvault Systems, Inc.	6,574,837	1.0
110,681	@	Cornerstone OnDemand, Inc.	5,085,792	0.8
387,041		Cypress Semiconductor Corp.	4,706,419	0.8
131,820	@	Electronics for Imaging, Inc.	6,448,634	1.0
50,125	@	Euronet Worldwide, Inc.	4,101,729	0.7
29,630		Fair Isaac Corp.	3,691,602	0.6
275,440	@,L	Fitbit, Inc.	4,087,530	0.7
129,465		Flir Systems, Inc.	4,067,790	0.6
59,350		j2 Global, Inc.	3,953,303	0.6
54,125		Littelfuse, Inc.	6,971,841	1.1
102,100	@,L	Match Group, Inc.	1,816,359	0.3
155,510	@	Microsemi Corp.	6,528,310	1.0
51,082		MKS Instruments, Inc.	2,540,308	0.4
196,965	@	Netscout Systems, Inc.	5,761,226	0.9
350,425	@	Photronics, Inc.	3,612,882	0.6
87,090		Plantronics, Inc.	4,525,196	0.7
95,309	@	Plexus Corp.	4,458,555	0.7
198,869	@	Q2 Holdings, Inc.	5,699,585	0.9
242,225	@	Veeco Instruments, Inc.	4,754,877	0.8
143,325	@	Verint Systems, Inc.	5,393,320	0.9
			115,179,295	18.3

		Materials: 6.2%
135,925		Carpenter Technology Corp.	5,608,266	0.9
282,175		Commercial Metals Co.	4,568,413	0.7
117,700		HB Fuller Co.	5,469,519	0.9
163,848		KapStone Paper and Packaging Corp.	3,100,004	0.5
80,100		Minerals Technologies, Inc.	5,662,269	0.9
306,950		Olin Corp.	6,298,614	1.0
37,125		PolyOne Corp.	1,255,196	0.2
111,100	@,L	Valvoline, Inc.	2,609,739	0.4
98,750		Worthington Industries, Inc.	4,742,963	0.7
			39,314,983	6.2

		Real Estate: 5.9%
211,385		Easterly Government Properties, Inc.	4,033,226	0.6
163,975		Hudson Pacific Properties, Inc.	5,389,858	0.9
255,925		Kennedy-Wilson Holdings, Inc.	5,771,109	0.9
122,643		LaSalle Hotel Properties	2,927,488	0.5
39,890		Life Storage, Inc.	3,547,817	0.6
110,823		QTS Realty Trust, Inc.	5,856,996	0.9
160,385		Stag Industrial, Inc.	3,931,036	0.6
34,245		Sun Communities, Inc.	2,687,548	0.4
108,995		Urban Edge Properties	3,067,119	0.5
			37,212,197	5.9

		Telecommunication Services: 0.4%
170,070		Inteliquent, Inc.	2,744,930	0.4

		Utilities: 1.7%
75,500		Black Hills Corp.	4,622,110	0.7
26,975		Idacorp, Inc.	2,111,603	0.3
97,475		Portland General Electric Co.	4,151,460	0.7
			10,885,173	1.7

	Total Common Stock (Cost $516,620,982)		599,743,791	95.0

EXCHANGE-TRADED FUNDS: 1.9%
93,825		iShares Russell 2000 ETF	11,654,003	1.9

	Total Exchange-Traded Funds (Cost $10,763,251)		11,654,003	1.9

	Total Long-Term Investments (Cost $527,384,233)		611,397,794	96.9

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.5%
	Securities Lending Collateralcc: 4.9%
7,446,824	Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $7,447,112, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $7,596,058, due 02/01/21-08/01/46)	$7,446,824	1.2
7,446,824	Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $7,447,155, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $7,595,760, due 11/01/16-07/20/66)	7,446,824	1.2
7,446,824	Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $7,447,142, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $7,595,761, due 10/13/16-09/09/49)	7,446,824	1.2
1,567,419	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $1,567,483, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $1,598,767, due 03/01/26-09/01/46)	1,567,419	0.2
7,446,800	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $7,447,167, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $7,596,092, due 04/15/18-09/09/49)	7,446,800	1.1
		31,354,691	4.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
22,597,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%†† (Cost $22,597,000)	22,597,000	3.6

	Total Short-Term Investments (Cost $53,951,691)	53,951,691	8.5

	Total Investments in Securities (Cost $581,335,924)	$665,349,485	105.4
	Liabilities in Excess of Other Assets	(34,272,912)	(5.4)
	Net Assets	$631,076,573	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
@	Non-income producing security.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $584,376,099.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$103,271,816
Gross Unrealized Depreciation	(22,298,430)

Net Unrealized Appreciation	$80,973,386

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Common Stock*	$599,743,791	$–	$–	$599,743,791
Exchange-Traded Funds	11,654,003	–	–	11,654,003
Short-Term Investments	22,597,000	31,354,691	–	53,951,691
Total Investments, at fair value	$633,994,794	$31,354,691	$–	$665,349,485

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.8%
		Basic Materials: 1.1%
1,000,000		Agrium, Inc., 3.150%, 10/01/22	$1,039,588	0.0
500,000		Agrium, Inc., 4.125%, 03/15/35	494,074	0.0
750,000		Air Products & Chemicals, Inc., 1.200%, 10/15/17	750,676	0.0
500,000		Airgas, Inc., 2.900%, 11/15/22	504,586	0.0
1,300,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	1,487,531	0.1
3,700,000		BHP Billiton Finance USA Ltd., 3.250%, 11/21/21	3,962,123	0.1
500,000		Cabot Corp., 2.550%, 01/15/18	505,101	0.0
800,000		Cabot Corp., 3.700%, 07/15/22	843,078	0.0
500,000		CF Industries, Inc., 3.450%, 06/01/23	501,104	0.0
400,000		CF Industries, Inc., 5.150%, 03/15/34	404,830	0.0
1,500,000		CF Industries, Inc., 7.125%, 05/01/20	1,728,450	0.1
500,000		Dow Chemical Co., 4.250%, 10/01/34	517,501	0.0
500,000		Dow Chemical Co., 4.625%, 10/01/44	533,175	0.0
1,782,000		Dow Chemical Co., 8.550%, 05/15/19	2,090,977	0.1
1,000,000		Eastman Chemical Co., 4.500%, 01/15/21	1,091,686	0.1
400,000		Eastman Chemical Co., 4.650%, 10/15/44	411,063	0.0
2,279,000		EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,463,209	0.1
250,000		Goldcorp, Inc., 3.625%, 06/09/21	263,812	0.0
400,000		International Paper Co., 3.650%, 06/15/24	421,629	0.0
750,000		International Paper Co., 3.800%, 01/15/26	798,929	0.0
500,000		International Paper Co., 5.150%, 05/15/46	558,055	0.0
750,000		International Paper Co., 5.000%, 09/15/35	827,986	0.0
500,000		LYB International Finance BV, 4.000%, 07/15/23	543,037	0.0
250,000		Monsanto Co., 2.125%, 07/15/19	253,396	0.0
1,000,000		Monsanto Co., 2.200%, 07/15/22	1,000,004	0.0
400,000		Monsanto Co., 2.750%, 07/15/21	412,313	0.0
1,000,000		Monsanto Co., 3.600%, 07/15/42	904,797	0.0
500,000		Monsanto Co., 3.950%, 04/15/45	491,987	0.0
250,000		Monsanto Co., 4.200%, 07/15/34	255,124	0.0
250,000		Mosaic Co., 5.450%, 11/15/33	272,852	0.0
500,000		Newmont Mining Corp., 5.875%, 04/01/35	565,709	0.0
1,000,000		Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	1,200,331	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/22	1,019,581	0.0
500,000	L	Rio Tinto Finance USA Ltd, 3.750%, 06/15/25	539,209	0.0
1,039,000		RPM International, Inc., 3.450%, 11/15/22	1,065,672	0.1
600,000		Sherwin-Williams Co., 1.350%, 12/15/17	600,551	0.0
2,000,000		Southern Copper Corp., 5.375%, 04/16/20	2,198,556	0.1
250,000		Southern Copper Corp., 5.875%, 04/23/45	250,629	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/40	384,505	0.0
1,220,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,255,990	0.1
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/36	1,915,900	0.1
			37,329,306	1.1

		Communications: 2.8%
250,000		21st Century Fox America, Inc., 4.750%, 09/15/44	275,541	0.0
3,550,000		21st Century Fox America, Inc., 6.150%, 03/01/37	4,483,533	0.1
300,000		Amazon.com, Inc., 1.200%, 11/29/17	300,346	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/22	309,564	0.0
4,000,000		America Movil SAB de CV, 5.000%, 03/30/20	4,403,112	0.1
300,000		AT&T, Inc., 1.400%, 12/01/17	300,267	0.0
500,000		AT&T, Inc., 1.750%, 01/15/18	502,625	0.0
1,000,000		AT&T, Inc., 2.450%, 06/30/20	1,020,122	0.0
6,760,000	#	AT&T, Inc., 4.500%, 03/09/48	6,827,188	0.2
2,000,000		AT&T, Inc., 4.500%, 05/15/35	2,112,004	0.1
2,250,000		AT&T, Inc., 4.750%, 05/15/46	2,376,394	0.1
250,000		AT&T, Inc., 5.650%, 02/15/47	297,193	0.0
1,620,000		AT&T, Inc., 6.000%, 08/15/40	1,951,496	0.1
500,000		British Telecommunications PLC, 2.350%, 02/14/19	509,773	0.0
300,000		CBS Corp., 2.300%, 08/15/19	304,290	0.0
300,000		CBS Corp., 3.700%, 08/15/24	314,734	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
250,000		CBS Corp., 4.000%, 01/15/26	$265,814	0.0
2,000,000		CBS Corp., 4.300%, 02/15/21	2,175,134	0.1
250,000		CBS Corp., 4.600%, 01/15/45	258,189	0.0
300,000		CBS Corp., 4.900%, 08/15/44	320,796	0.0
500,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/22	540,596	0.0
1,000,000	#	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,216,330	0.1
500,000	#	Charter Communications Operating LLC 4.908, 4.908%, 07/23/25	552,964	0.0
1,000,000		Cisco Systems, Inc., 2.125%, 03/01/19	1,019,870	0.0
1,000,000		Cisco Systems, Inc., 2.200%, 02/28/21	1,023,895	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/21	1,052,493	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/24	1,101,888	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/40	1,951,527	0.1
500,000		Comcast Corp., 3.375%, 02/15/25	536,024	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/24	1,369,369	0.1
750,000		Comcast Corp., 4.250%, 01/15/33	836,045	0.0
750,000		Comcast Corp., 4.200%, 08/15/34	832,456	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/43	1,140,383	0.1
1,000,000		Comcast Corp., 4.600%, 08/15/45	1,160,837	0.1
2,000,000		Comcast Corp., 6.300%, 11/15/17	2,111,670	0.1
335,000		Comcast Corp., 6.500%, 11/15/35	466,372	0.0
750,000		Discovery Communications LLC, 3.250%, 04/01/23	760,819	0.0
1,800,000		Discovery Communications, LLC, 4.375%, 06/15/21	1,959,669	0.1
300,000		eBay, Inc., 2.875%, 08/01/21	310,802	0.0
300,000		eBay, Inc., 3.450%, 08/01/24	312,182	0.0
250,000		eBay, Inc., 4.000%, 07/15/42	230,463	0.0
1,500,000		Expedia, Inc., 5.950%, 08/15/20	1,692,975	0.1
1,000,000		Expedia, Inc., 7.456%, 08/15/18	1,101,602	0.0
300,000		Juniper Networks, Inc., 3.125%, 02/26/19	308,171	0.0
500,000		Juniper Networks, Inc., 4.500%, 03/15/24	530,912	0.0
300,000		Motorola Solutions, Inc., 3.500%, 09/01/21	309,684	0.0
100,000	L	Motorola Solutions, Inc., 4.000%, 09/01/24	101,367	0.0
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,522,110	0.1
500,000		NBCUniversal Media, LLC, 2.875%, 01/15/23	521,318	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	565,016	0.0
1,500,000		Omnicom Group, Inc., 3.625%, 05/01/22	1,609,468	0.1
250,000		Orange SA, 2.750%, 02/06/19	257,048	0.0
500,000		Orange SA, 5.500%, 02/06/44	627,390	0.0
1,500,000		Qwest Corp., 6.750%, 12/01/21	1,674,375	0.1
250,000		Rogers Communications, Inc., 5.000%, 03/15/44	292,130	0.0
500,000		Scripps Networks Interactive, Inc., 3.500%, 06/15/22	522,527	0.0
250,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	263,185	0.0
1,000,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	1,078,119	0.0
750,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	767,969	0.0
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	772,316	0.0
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	2,273,492	0.1
750,000		Time Warner Cable LLC, 4.125%, 02/15/21	796,891	0.0
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/42	960,046	0.0
400,000		Time Warner Cable, Inc., 5.350%, 12/15/43	478,904	0.0
500,000		Time Warner, Inc., 2.100%, 06/01/19	507,793	0.0
500,000		Time Warner, Inc., 3.550%, 06/01/24	532,325	0.0
500,000		Time Warner, Inc., 4.650%, 06/01/44	544,895	0.0
1,500,000		Time Warner, Inc., 4.875%, 03/15/20	1,658,129	0.1
1,925,000		Time Warner, Inc., 6.500%, 11/15/36	2,500,446	0.1
500,000		Verizon Communications, Inc., 1.100%, 11/01/17	499,337	0.0
500,000		Verizon Communications, Inc., 2.550%, 06/17/19	514,665	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
776,000		Verizon Communications, Inc., 2.625%, 02/21/20	$798,733	0.0
500,000		Verizon Communications, Inc., 3.450%, 03/15/21	533,331	0.0
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/34	1,754,661	0.1
655,000		Verizon Communications, Inc., 4.522%, 09/15/48	697,401	0.0
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/41	3,266,388	0.1
3,136,000		Verizon Communications, Inc., 4.862%, 08/21/46	3,536,019	0.1
133,000		Verizon Communications, Inc., 5.012%, 08/21/54	147,929	0.0
1,250,000		Verizon Communications, Inc., 5.050%, 03/15/34	1,411,686	0.1
400,000		Viacom, Inc., 2.200%, 04/01/19	401,433	0.0
1,000,000		Viacom, Inc., 2.500%, 09/01/18	1,010,432	0.0
1,000,000		Viacom, Inc., 3.250%, 03/15/23	1,006,739	0.0
400,000		Viacom, Inc., 3.875%, 04/01/24	413,512	0.0
200,000		Viacom, Inc., 4.850%, 12/15/34	204,893	0.0
400,000		Viacom, Inc., 5.250%, 04/01/44	422,014	0.0
500,000		Vodafone Group PLC, 1.500%, 02/19/18	499,818	0.0
500,000		Vodafone Group PLC, 2.950%, 02/19/23	514,613	0.0
1,000,000		Vodafone Group PLC, 6.150%, 02/27/37	1,216,895	0.1
300,000		Walt Disney Co., 1.100%, 12/01/17	300,264	0.0
300,000		Walt Disney Co., 2.350%, 12/01/22	310,389	0.0
400,000		Walt Disney Co., 3.000%, 02/13/26	424,521	0.0
300,000		Walt Disney Co., 4.125%, 06/01/44	340,246	0.0
1,000,000		Walt Disney Co., 5.500%, 03/15/19	1,103,290	0.1
1,000,000		WPP Finance 2010, 3.625%, 09/07/22	1,072,757	0.0
			96,967,338	2.8

		Consumer, Cyclical: 1.8%
250,000		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/29	256,275	0.0
1,000,000		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/30	1,009,375	0.0
500,000		American Honda Finance Corp., 2.300%, 09/09/26	499,844	0.0
500,000		AutoZone, Inc., 2.875%, 01/15/23	511,271	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/23	778,491	0.0
400,000		BorgWarner, Inc., 4.375%, 03/15/45	423,206	0.0
400,000		Coach, Inc., 4.250%, 04/01/25	418,950	0.0
1,703,245		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	1,948,086	0.1
300,000		Costco Wholesale Corp., 1.125%, 12/15/17	300,658	0.0
300,000		Costco Wholesale Corp., 1.700%, 12/15/19	303,765	0.0
250,000		CVS Caremark Corp., 2.250%, 12/05/18	254,619	0.0
750,000		CVS Caremark Corp., 2.750%, 12/01/22	773,485	0.0
250,000		CVS Caremark Corp., 4.000%, 12/05/23	275,911	0.0
200,000		CVS Caremark Corp., 5.300%, 12/05/43	249,554	0.0
250,000		CVS Health Corp., 2.250%, 08/12/19	254,988	0.0
500,000		CVS Health Corp., 2.800%, 07/20/20	518,856	0.0
250,000		CVS Health Corp., 3.375%, 08/12/24	265,163	0.0
1,000,000		CVS Health Corp., 3.500%, 07/20/22	1,071,850	0.1
443,000		CVS Health Corp., 3.875%, 07/20/25	483,415	0.0
1,000,000		CVS Health Corp., 5.125%, 07/20/45	1,224,167	0.1
500,000	#	Daimler Finance North America LLC, 2.375%, 08/01/18	507,637	0.0
899,220		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 08/10/22	1,064,452	0.1
300,000		Ford Motor Co., 4.750%, 01/15/43	313,914	0.0
500,000		Ford Motor Credit Co. LLC, 2.021%, 05/03/19	501,467	0.0
2,250,000		Ford Motor Credit Co. LLC, 2.375%, 01/16/18	2,268,920	0.1
500,000		Ford Motor Credit Co. LLC, 2.943%, 01/08/19	511,974	0.0
500,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/23	504,463	0.0
500,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/21	513,856	0.0
250,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	264,398	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,000,000		Ford Motor Credit Co. LLC, 4.375%, 08/06/23	$1,077,120	0.1
500,000		Ford Motor Credit Co. LLC, 7.450%, 07/16/31	663,468	0.0
750,000		Ford Motor Credit Co., LLC, 4.250%, 09/20/22	810,494	0.0
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,484,021	0.1
750,000		General Motors Co., 6.600%, 04/01/36	906,605	0.0
750,000		General Motors Co., 6.750%, 04/01/46	945,710	0.0
1,000,000		General Motors Financial Co., Inc., 3.100%, 01/15/19	1,019,827	0.0
1,000,000		General Motors Financial Co., Inc., 3.200%, 07/06/21	1,013,446	0.0
750,000		General Motors Financial Co., Inc., 3.700%, 05/09/23	764,113	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/26	1,097,127	0.1
3,350,000		Home Depot, Inc., 5.875%, 12/16/36	4,613,164	0.2
500,000		Hyatt Hotels Corp., 3.375%, 07/15/23	515,097	0.0
500,000	#	Hyundai Capital America, 2.400%, 10/30/18	507,160	0.0
1,000,000	#	Hyundai Capital America, 2.875%, 08/09/18	1,020,810	0.0
200,000		Johnson Controls, Inc., 1.400%, 11/02/17	200,341	0.0
400,000		Johnson Controls, Inc., 3.625%, 07/02/24	428,580	0.0
250,000		Johnson Controls, Inc., 4.625%, 07/02/44	279,112	0.0
500,000		Kohl's Corp., 4.250%, 07/17/25	515,824	0.0
600,000		Lowe's Cos, Inc., 4.250%, 09/15/44	665,415	0.0
500,000		Macy's Retail Holdings, Inc., 2.875%, 02/15/23	489,606	0.0
532,000	L	Macy's Retail Holdings, Inc., 3.625%, 06/01/24	535,541	0.0
1,000,000		Macy's Retail Holdings, Inc., 3.875%, 01/15/22	1,054,130	0.1
500,000		Marriott International, Inc., 2.300%, 01/15/22	504,874	0.0
1,000,000		Marriott International, Inc., 3.000%, 03/01/19	1,028,906	0.1
500,000		Mattel, Inc., 1.700%, 03/15/18	501,711	0.0
500,000		Mattel, Inc., 2.350%, 05/06/19	508,741	0.0
500,000		Mattel, Inc., 3.150%, 03/15/23	510,921	0.0
1,000,000		McDonald's Corp., 2.100%, 12/07/18	1,015,768	0.0
1,000,000		McDonald's Corp., 2.750%, 12/09/20	1,037,409	0.1
500,000		McDonald's Corp., 3.700%, 01/30/26	539,290	0.0
400,000		McDonald's Corp., 4.600%, 05/26/45	451,839	0.0
500,000		McDonald's Corp., 4.700%, 12/09/35	568,054	0.0
325,000		McDonald's Corp., 6.300%, 10/15/37	431,094	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/23	1,316,309	0.1
300,000		Newell Rubbermaid, Inc., 2.050%, 12/01/17	302,169	0.0
300,000		Newell Rubbermaid, Inc., 2.150%, 10/15/18	304,404	0.0
250,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	256,832	0.0
250,000		Newell Rubbermaid, Inc., 3.150%, 04/01/21	260,751	0.0
250,000		Newell Rubbermaid, Inc., 3.850%, 04/01/23	266,571	0.0
250,000		Newell Rubbermaid, Inc., 4.200%, 04/01/26	272,755	0.0
250,000		Newell Rubbermaid, Inc., 5.375%, 04/01/36	294,528	0.0
250,000	#	Nissan Motor Acceptance Corp., 2.000%, 03/08/19	252,361	0.0
2,000,000		Nordstrom, Inc., 4.750%, 05/01/20	2,183,644	0.1
500,000		NVR, Inc., 3.950%, 09/15/22	533,154	0.0
300,000		O'Reilly Automotive, Inc., 3.800%, 09/01/22	319,316	0.0
250,000		Starbucks Corp., 2.000%, 12/05/18	254,553	0.0
500,000		Starwood Hotels & Resorts Worldwide LLC, 3.125%, 02/15/23	511,952	0.0
400,000		Starwood Hotels & Resorts Worldwide LLC, 4.500%, 10/01/34	421,417	0.0
500,000		TJX Cos, Inc., 2.500%, 05/15/23	513,404	0.0
1,070,000		Toyota Motor Credit Corp., 1.700%, 02/19/19	1,078,655	0.1
500,000		United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/27	520,000	0.0
250,000		United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/30	260,938	0.0
250,000		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/30	255,963	0.0
250,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	257,788	0.0
250,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	264,693	0.0
250,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/26	260,213	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
250,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	$269,226	0.0
250,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	267,990	0.0
250,000		Walgreens Boots Alliance, Inc., 4.650%, 06/01/46	274,198	0.0
250,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	277,360	0.0
1,000,000		Wal-Mart Stores, Inc., 3.300%, 04/22/24	1,092,211	0.1
3,130,000		Wal-Mart Stores, Inc., 5.625%, 04/01/40	4,241,316	0.1
300,000		Whirlpool Corp., 3.700%, 05/01/25	317,531	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/24	216,306	0.0
			64,096,836	1.8

		Consumer, Non-cyclical: 3.9%
500,000		AbbVie, Inc., 1.800%, 05/14/18	502,298	0.0
500,000		AbbVie, Inc., 2.300%, 05/14/21	504,917	0.0
500,000		AbbVie, Inc., 2.500%, 05/14/20	510,842	0.0
500,000		AbbVie, Inc., 2.850%, 05/14/23	508,505	0.0
250,000		AbbVie, Inc., 3.200%, 11/06/22	260,698	0.0
500,000		AbbVie, Inc., 3.200%, 05/14/26	507,514	0.0
250,000		AbbVie, Inc., 3.600%, 05/14/25	261,934	0.0
500,000		AbbVie, Inc., 4.300%, 05/14/36	521,631	0.0
500,000		AbbVie, Inc., 4.450%, 05/14/46	525,699	0.0
1,250,000		AbbVie, Inc., 4.500%, 05/14/35	1,338,907	0.1
250,000		AbbVie, Inc., 4.700%, 05/14/45	270,943	0.0
1,000,000		Actavis Funding SCS, 3.000%, 03/12/20	1,031,720	0.1
500,000		Actavis Funding SCS, 3.450%, 03/15/22	525,594	0.0
500,000		Actavis plc, 1.875%, 10/01/17	501,838	0.0
500,000		Actavis plc, 3.250%, 10/01/22	518,985	0.0
500,000		Actavis plc, 4.625%, 10/01/42	535,909	0.0
1,725,000		Aetna, Inc., 1.500%, 11/15/17	1,725,576	0.1
400,000		Aetna, Inc., 2.200%, 03/15/19	406,340	0.0
500,000		Aetna, Inc., 2.750%, 11/15/22	513,405	0.0
500,000		Aetna, Inc., 2.800%, 06/15/23	511,492	0.0
1,000,000		Aetna, Inc., 3.200%, 06/15/26	1,018,381	0.1
250,000		Aetna, Inc., 3.500%, 11/15/24	264,751	0.0
500,000		Aetna, Inc., 4.375%, 06/15/46	527,125	0.0
300,000		Aetna, Inc., 4.500%, 05/15/42	330,240	0.0
500,000		Allergan, Inc./United States, 2.800%, 03/15/23	498,681	0.0
500,000		Altria Group, Inc., 2.950%, 05/02/23	524,671	0.0
300,000		Altria Group, Inc., 4.250%, 08/09/42	327,788	0.0
500,000		AmerisourceBergen Corp., 3.400%, 05/15/24	529,255	0.0
250,000		AmerisourceBergen Corp., 4.250%, 03/01/45	272,601	0.0
500,000		Amgen, Inc., 2.250%, 08/19/23	498,966	0.0
250,000		Amgen, Inc., 3.625%, 05/22/24	268,451	0.0
4,400,000		Amgen, Inc., 3.875%, 11/15/21	4,787,372	0.2
1,500,000		Amgen, Inc., 4.400%, 05/01/45	1,586,092	0.1
842,000	#	Amgen, Inc., 4.563%, 06/15/48	898,550	0.0
750,000		Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	757,862	0.0
1,000,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/21	1,032,998	0.1
1,500,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	1,583,335	0.1
1,000,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	1,072,960	0.1
2,000,000		Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/36	2,309,180	0.1
1,000,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46	1,204,332	0.1
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	251,898	0.0
3,500,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	3,912,982	0.1
250,000		Anthem, Inc., 3.500%, 08/15/24	263,224	0.0
750,000		AstraZeneca PLC, 1.950%, 09/18/19	761,259	0.0
1,900,000		AstraZeneca PLC, 6.450%, 09/15/37	2,659,962	0.1
500,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	547,503	0.0
4,370,000		Becton Dickinson & Co., 3.125%, 11/08/21	4,598,748	0.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,000,000		Biogen, Inc., 6.875%, 03/01/18	$2,153,610	0.1
400,000		Boston Scientific Corp., 2.850%, 05/15/20	412,628	0.0
400,000		Boston Scientific Corp., 3.375%, 05/15/22	421,215	0.0
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/42	503,271	0.0
500,000		Campbell Soup Co., 3.800%, 08/02/42	503,975	0.0
500,000		Cardinal Health, Inc., 3.200%, 03/15/23	525,620	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/45	592,795	0.0
1,000,000		Celgene Corp., 2.300%, 08/15/18	1,013,963	0.1
250,000		Celgene Corp., 3.625%, 05/15/24	263,687	0.0
2,945,000		Celgene Corp., 3.950%, 10/15/20	3,173,388	0.1
500,000		Celgene Corp., 4.625%, 05/15/44	530,397	0.0
1,000,000		Celgene Corp., 4.000%, 08/15/23	1,079,358	0.1
500,000		Celgene Corp., 5.000%, 08/15/45	566,585	0.0
2,000,000		Cigna Corp., 4.000%, 02/15/22	2,177,076	0.1
2,500,000		Cigna Corp., 5.125%, 06/15/20	2,777,180	0.1
750,000		Clorox Co., 3.050%, 09/15/22	785,197	0.0
3,000,000		Coca-Cola Co., 3.150%, 11/15/20	3,221,379	0.1
1,000,000		Colgate-Palmolive Co., 0.900%, 05/01/18	998,028	0.0
792,000		ConAgra Foods, Inc., 2.100%, 03/15/18	798,574	0.0
426,000		ConAgra Foods, Inc., 3.200%, 01/25/23	443,600	0.0
500,000		Coventry Health Care, Inc., 5.450%, 06/15/21	570,775	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/22	531,346	0.0
750,000		Diageo Capital PLC, 1.125%, 04/29/18	748,780	0.0
750,000		Diageo Capital PLC, 2.625%, 04/29/23	773,073	0.0
500,000		Diageo Investment Corp., 2.875%, 05/11/22	525,113	0.0
750,000		Dr Pepper Snapple Group, Inc., 2.000%, 01/15/20	752,867	0.0
250,000		Dr Pepper Snapple Group, Inc., 3.400%, 11/15/25	267,543	0.0
350,000		Dr Pepper Snapple Group, Inc., 4.500%, 11/15/45	399,480	0.0
725,000		Ecolab, Inc., 4.350%, 12/08/21	814,978	0.0
500,000		Eli Lilly & Co., 3.700%, 03/01/45	540,471	0.0
500,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	508,304	0.0
500,000	#	ERAC USA Finance LLC, 3.850%, 11/15/24	539,164	0.0
300,000		Estee Lauder Cos, Inc., 3.700%, 08/15/42	313,009	0.0
400,000		Express Scripts Holding Co., 2.250%, 06/15/19	405,955	0.0
500,000		Express Scripts Holding Co., 3.400%, 03/01/27	504,248	0.0
250,000		Express Scripts Holding Co., 3.500%, 06/15/24	261,171	0.0
500,000		Express Scripts Holding Co., 3.000%, 07/15/23	508,767	0.0
500,000		Express Scripts Holding Co., 4.800%, 07/15/46	522,998	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/22	378,913	0.0
750,000		General Mills, Inc., 4.150%, 02/15/43	817,141	0.0
500,000		Gilead Sciences, Inc., 1.950%, 03/01/22	501,512	0.0
350,000		Gilead Sciences, Inc., 2.050%, 04/01/19	356,364	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/23	504,481	0.0
500,000		Gilead Sciences, Inc., 2.950%, 03/01/27	506,266	0.0
500,000		Gilead Sciences, Inc., 3.250%, 09/01/22	531,396	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/26	280,342	0.0
250,000		Gilead Sciences, Inc., 4.150%, 03/01/47	257,604	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/45	214,628	0.0
250,000		Gilead Sciences, Inc., 4.750%, 03/01/46	279,787	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/44	392,479	0.0
500,000		GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	524,096	0.0
2,050,000		Humana, Inc., 3.150%, 12/01/22	2,131,350	0.1
1,070,000		Humana, Inc., 6.300%, 08/01/18	1,156,209	0.1
500,000		Kellogg Co., 3.250%, 04/01/26	522,956	0.0
551,000		Kellogg Co., 4.000%, 12/15/20	603,423	0.0
250,000		Kraft Heinz Foods Co., 4.375%, 06/01/46	266,307	0.0
500,000		Kraft Heinz Foods Co., 5.200%, 07/15/45	595,119	0.0
500,000		Kraft Heinz Foods Co., 5.000%, 07/15/35	580,320	0.0
3,266,000		Kraft Heinz Foods Co., 6.125%, 08/23/18	3,545,344	0.1
400,000		Kroger Co., 2.300%, 01/15/19	407,436	0.0
400,000		Kroger Co., 3.300%, 01/15/21	422,956	0.0
1,000,000		Kroger Co., 3.850%, 08/01/23	1,085,925	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,379,000	Kroger Co., 7.500%, 04/01/31	$1,957,969	0.1
250,000	Laboratory Corp. of America Holdings, 2.625%, 02/01/20	254,904	0.0
250,000	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	260,698	0.0
250,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/45	273,684	0.0
500,000	McKesson Corp., 1.400%, 03/15/18	500,041	0.0
500,000	McKesson Corp., 2.284%, 03/15/19	509,104	0.0
500,000	McKesson Corp., 2.850%, 03/15/23	512,540	0.0
400,000	McKesson Corp., 3.796%, 03/15/24	432,268	0.0
300,000	McKesson Corp., 4.883%, 03/15/44	354,940	0.0
350,000	Mead Johnson Nutrition Co., 3.000%, 11/15/20	364,905	0.0
250,000	Mead Johnson Nutrition Co., 4.600%, 06/01/44	268,588	0.0
250,000	Medtronic, Inc., 4.625%, 03/15/44	293,860	0.0
250,000	Merck & Co., Inc., 1.850%, 02/10/20	254,884	0.0
250,000	Merck & Co., Inc., 3.700%, 02/10/45	266,046	0.0
1,000,000	Merck & Co., Inc., 4.150%, 05/18/43	1,136,966	0.1
500,000	Molson Coors Brewing Co., 5.000%, 05/01/42	582,667	0.0
1,000,000	Mondelez International, Inc., 4.000%, 02/01/24	1,096,433	0.1
250,000	Mylan, Inc./PA, 2.550%, 03/28/19	253,309	0.0
500,000	Novartis Capital Corp., 3.400%, 05/06/24	547,983	0.0
250,000	PepsiCo, Inc., 4.250%, 10/22/44	286,794	0.0
2,405,000	PepsiCo, Inc., 4.875%, 11/01/40	2,938,051	0.1
750,000	Pfizer, Inc., 3.400%, 05/15/24	819,281	0.0
1,000,000	Pfizer, Inc., 4.300%, 06/15/43	1,137,304	0.1
2,000,000	Pfizer, Inc., 6.200%, 03/15/19	2,228,008	0.1
250,000	Philip Morris International, Inc., 1.250%, 11/09/17	250,190	0.0
500,000	Philip Morris International, Inc., 1.875%, 02/25/21	505,004	0.0
500,000	Philip Morris International, Inc., 2.125%, 05/10/23	499,605	0.0
500,000	Philip Morris International, Inc., 2.750%, 02/25/26	513,851	0.0
250,000	Philip Morris International, Inc., 3.250%, 11/10/24	266,947	0.0
500,000	Philip Morris International, Inc., 4.250%, 11/10/44	557,864	0.0
500,000	Philip Morris International, Inc., 6.375%, 05/16/38	700,222	0.0
500,000	Reynolds American, Inc., 5.700%, 08/15/35	621,028	0.0
250,000	Reynolds American, Inc., 6.150%, 09/15/43	331,555	0.0
3,000,000	Reynolds American, Inc., 8.125%, 06/23/19	3,515,967	0.1
3,330,000	Sanofi-Aventis SA, 4.000%, 03/29/21	3,663,789	0.1
500,000	St Jude Medical, Inc., 3.250%, 04/15/23	516,089	0.0
500,000	St Jude Medical, Inc., 4.750%, 04/15/43	529,406	0.0
1,000,000	Stryker Corp., 1.300%, 04/01/18	1,001,207	0.1
500,000	Stryker Corp., 3.500%, 03/15/26	531,042	0.0
500,000	Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/19	499,171	0.0
615,000	Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 07/21/21	614,602	0.0
500,000	Thermo Fisher Scientific, Inc., 3.000%, 04/15/23	512,960	0.0
150,000	Tyson Foods, Inc., 2.650%, 08/15/19	153,901	0.0
750,000	UnitedHealth Group, Inc., 1.625%, 03/15/19	754,676	0.0
300,000	UnitedHealth Group, Inc., 2.300%, 12/15/19	308,538	0.0
500,000	UnitedHealth Group, Inc., 2.750%, 02/15/23	518,244	0.0
300,000	UnitedHealth Group, Inc., 2.875%, 12/15/21	316,391	0.0
500,000	UnitedHealth Group, Inc., 2.875%, 03/15/23	522,185	0.0
500,000	UnitedHealth Group, Inc., 3.100%, 03/15/26	523,358	0.0
2,000,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	2,144,362	0.1
250,000	UnitedHealth Group, Inc., 4.625%, 07/15/35	291,469	0.0
250,000	UnitedHealth Group, Inc., 4.750%, 07/15/45	301,335	0.0
1,000,000	UnitedHealth Group, Inc., 6.000%, 02/15/18	1,062,994	0.1
500,000	Ventas Realty L.P., 3.750%, 05/01/24	526,709	0.0
400,000	Verisk Analytics, Inc., 5.500%, 06/15/45	431,642	0.0
250,000	WellPoint, Inc., 1.875%, 01/15/18	251,276	0.0
250,000	WellPoint, Inc., 2.250%, 08/15/19	253,374	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,000,000		WellPoint, Inc., 2.300%, 07/15/18	$1,013,495	0.1
250,000		WellPoint, Inc., 4.650%, 08/15/44	274,477	0.0
500,000		Zoetis, Inc., 3.450%, 11/13/20	523,183	0.0
500,000		Zoetis, Inc., 4.500%, 11/13/25	561,876	0.0
			138,461,047	3.9

		Energy: 2.4%
500,000		Anadarko Petroleum Corp., 3.450%, 07/15/24	494,295	0.0
1,000,000		Anadarko Petroleum Corp., 4.500%, 07/15/44	923,161	0.1
625,000		Anadarko Petroleum Corp., 8.700%, 03/15/19	711,969	0.0
543,000		Apache Corp., 3.250%, 04/15/22	557,913	0.0
500,000		Apache Corp., 4.250%, 01/15/44	488,840	0.0
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/24	262,090	0.0
500,000		Boardwalk Pipelines L.P., 5.950%, 06/01/26	554,106	0.0
1,000,000		BP Capital Markets PLC, 1.375%, 11/06/17	999,718	0.1
500,000	L	BP Capital Markets PLC, 2.112%, 09/16/21	503,028	0.0
1,000,000		BP Capital Markets PLC, 2.750%, 05/10/23	1,019,092	0.1
500,000		BP Capital Markets PLC, 3.017%, 01/16/27	508,122	0.0
500,000		BP Capital Markets PLC, 3.062%, 03/17/22	524,145	0.0
250,000		BP Capital Markets PLC, 3.119%, 05/04/26	257,084	0.0
250,000		BP Capital Markets PLC, 3.535%, 11/04/24	266,011	0.0
500,000		BP Capital Markets PLC, 3.814%, 02/10/24	542,033	0.0
250,000		Canadian Natural Resources Ltd., 3.800%, 04/15/24	249,328	0.0
300,000		Chevron Corp., 1.104%, 12/05/17	299,826	0.0
500,000		Chevron Corp., 1.561%, 05/16/19	502,881	0.0
500,000		Chevron Corp., 2.100%, 05/16/21	508,632	0.0
300,000		Chevron Corp., 2.355%, 12/05/22	305,943	0.0
500,000		Chevron Corp., 2.566%, 05/16/23	512,625	0.0
500,000		Chevron Corp., 2.954%, 05/16/26	517,609	0.0
500,000		Chevron Corp., 3.326%, 11/17/25	536,075	0.0
500,000		CNOOC Finance 2013 Ltd., 1.750%, 05/09/18	501,040	0.0
500,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	506,930	0.0
750,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	772,893	0.0
750,000		CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/24	812,827	0.0
250,000		CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/44	294,003	0.0
500,000	L	ConocoPhillips Co., 3.350%, 05/15/25	513,822	0.0
500,000		ConocoPhillips Co., 4.150%, 11/15/34	501,556	0.0
500,000		ConocoPhillips Co., 4.200%, 03/15/21	541,282	0.0
500,000	L	ConocoPhillips Co., 4.300%, 11/15/44	515,731	0.0
500,000		ConocoPhillips Co., 4.950%, 03/15/26	564,751	0.0
2,000,000		ConocoPhillips Co., 6.500%, 02/01/39	2,598,034	0.1
400,000		Devon Energy Corp., 3.250%, 05/15/22	397,679	0.0
1,750,000		Devon Energy Corp., 4.000%, 07/15/21	1,827,952	0.1
1,000,000		Devon Energy Corp., 5.000%, 06/15/45	978,743	0.1
500,000		Devon Energy Corp., 5.850%, 12/15/25	567,508	0.0
500,000		Ecopetrol SA, 4.125%, 01/16/25	486,725	0.0
250,000		Enbridge, Inc., 3.500%, 06/10/24	248,889	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/44	232,945	0.0
500,000		Energy Transfer Partners L.P., 3.600%, 02/01/23	492,979	0.0
500,000		Energy Transfer Partners L.P., 4.150%, 10/01/20	523,454	0.0
800,000		Energy Transfer Partners L.P., 6.125%, 12/15/45	836,698	0.1
1,809,000		Energy Transfer Partners L.P., 6.500%, 02/01/42	1,896,498	0.1
400,000		EnLink Midstream Partners L.P., 5.050%, 04/01/45	356,124	0.0
500,000		Enterprise Products Operating LLC, 2.850%, 04/15/21	515,391	0.0
500,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	516,007	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	103,872	0.0
500,000		Enterprise Products Operating LLC, 3.950%, 02/15/27	524,491	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
100,000		Enterprise Products Operating LLC, 4.850%, 03/15/44	$104,566	0.0
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	1,851,052	0.1
300,000		Enterprise Products Operating, LLC, 4.450%, 02/15/43	295,626	0.0
400,000		EOG Resources, Inc., 2.450%, 04/01/20	406,037	0.0
1,950,000		EOG Resources, Inc., 2.625%, 03/15/23	1,950,404	0.1
500,000		EOG Resources, Inc., 3.900%, 04/01/35	501,189	0.0
250,000		EOG Resources, Inc., 4.150%, 01/15/26	273,732	0.0
500,000		Exxon Mobil Corp., 2.726%, 03/01/23	518,322	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/26	524,128	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/46	558,055	0.0
500,000		Halliburton Co., 2.000%, 08/01/18	503,530	0.0
500,000		Halliburton Co., 3.500%, 08/01/23	517,017	0.0
500,000		Halliburton Co., 3.800%, 11/15/25	518,204	0.0
500,000		Halliburton Co., 4.750%, 08/01/43	531,062	0.0
500,000		Halliburton Co., 4.850%, 11/15/35	539,358	0.0
1,000,000		Hess Corp., 5.600%, 02/15/41	999,486	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/21	516,814	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	501,676	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/24	414,512	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	403,319	0.0
2,825,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/38	3,222,285	0.1
667,000		Kinder Morgan Energy Partners LP, 3.950%, 09/01/22	700,149	0.0
300,000		Kinder Morgan, Inc./DE, 3.050%, 12/01/19	306,758	0.0
500,000	L	Kinder Morgan, Inc./DE, 4.300%, 06/01/25	520,857	0.0
500,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	478,997	0.0
500,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/45	515,931	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/42	1,468,037	0.1
600,000		Magellan Midstream Partners L.P., 6.550%, 07/15/19	672,450	0.0
500,000		Marathon Oil Corp., 2.800%, 11/01/22	463,760	0.0
250,000		Marathon Oil Corp., 3.850%, 06/01/25	237,975	0.0
1,000,000		Marathon Oil Corp., 5.200%, 06/01/45	901,767	0.1
400,000		Marathon Petroleum Corp., 4.750%, 09/15/44	360,257	0.0
300,000		Noble Energy, Inc., 3.900%, 11/15/24	306,649	0.0
700,000		Noble Energy, Inc., 5.050%, 11/15/44	695,267	0.0
250,000		Occidental Petroleum Corp., 4.625%, 06/15/45	283,998	0.0
1,500,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,501,511	0.1
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/43	1,110,853	0.1
250,000		Phillips 66, 4.650%, 11/15/34	271,886	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	532,773	0.0
300,000		Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/23	285,416	0.0
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	279,124	0.0
750,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/25	781,078	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/44	221,115	0.0
500,000		Shell International Finance BV, 1.750%, 09/12/21	497,630	0.0
500,000		Shell International Finance BV, 2.250%, 11/10/20	509,613	0.0
1,040,000		Shell International Finance BV, 2.875%, 05/10/26	1,060,975	0.1
500,000		Shell International Finance BV, 3.750%, 09/12/46	496,804	0.0
1,500,000		Shell International Finance BV, 4.125%, 05/11/35	1,620,528	0.1
250,000		Shell International Finance BV, 4.375%, 05/11/45	270,694	0.0
600,000		Spectra Energy Partners L.P., 4.500%, 03/15/45	605,077	0.0
250,000		Statoil ASA, 2.250%, 11/08/19	254,994	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
250,000		Statoil ASA, 2.750%, 11/10/21	$260,897	0.0
500,000		Statoil ASA, 3.950%, 05/15/43	518,130	0.0
2,950,000		Suncor Energy, Inc., 6.500%, 06/15/38	3,882,917	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	500,707	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.400%, 04/01/21	536,943	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/43	483,193	0.0
2,000,000		TC Pipelines L.P., 4.650%, 06/15/21	2,100,656	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/23	517,893	0.0
500,000		Total Capital International SA, 2.750%, 06/19/21	522,609	0.0
3,500,000		Total Capital S.A., 4.450%, 06/24/20	3,848,422	0.1
500,000		Total Capital SA, 2.125%, 08/10/18	508,279	0.0
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/34	2,213,374	0.1
1,000,000		TransCanada PipeLines Ltd., 7.625%, 01/15/39	1,486,255	0.1
250,000		TransCanada PipeLines Ltd, 1.875%, 01/12/18	251,044	0.0
1,000,000		Valero Energy Corp., 6.625%, 06/15/37	1,177,392	0.1
400,000		Williams Partners L.P., 3.600%, 03/15/22	407,467	0.0
500,000		Williams Partners L.P., 4.300%, 03/04/24	512,352	0.0
400,000		Williams Partners L.P., 4.000%, 09/15/25	400,906	0.0
500,000		Williams Partners L.P., 5.100%, 09/15/45	490,756	0.0
500,000		Williams Partners L.P., 5.400%, 03/04/44	501,082	0.0
			85,657,921	2.4

		Financial: 7.7%
750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/23	775,738	0.0
1,000,000	L	Chubb INA Holdings, Inc., 5.800%, 03/15/18	1,065,727	0.1
1,000,000		Aflac, Inc., 3.625%, 06/15/23	1,076,702	0.1
500,000		American International Group, Inc., 2.300%, 07/16/19	509,480	0.0
500,000		American International Group, Inc., 3.300%, 03/01/21	525,190	0.0
900,000		American International Group, Inc., 4.500%, 07/16/44	922,636	0.0
250,000		American International Group, Inc., 4.700%, 07/10/35	271,004	0.0
1,500,000		American International Group, Inc., 4.875%, 06/01/22	1,689,961	0.1
500,000		Air Lease Corp., 3.000%, 09/15/23	495,565	0.0
400,000		Alexandria Real Estate Equities, Inc., 2.750%, 01/15/20	406,380	0.0
1,500,000		Allstate Corp., 3.150%, 06/15/23	1,592,940	0.1
6,325,000		American Express Co., 7.000%, 03/19/18	6,824,732	0.2
500,000		American Express Credit Corp., 2.125%, 07/27/18	507,337	0.0
500,000		American Tower Corp., 3.375%, 10/15/26	508,160	0.0
500,000		American Tower Corp., 3.400%, 02/15/19	519,785	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/23	1,044,863	0.1
1,250,000		American Tower Corp., 4.500%, 01/15/18	1,296,827	0.1
667,000		American Tower Corp., 4.700%, 03/15/22	742,328	0.0
1,000,000		Aon PLC, 4.450%, 05/24/43	1,044,641	0.1
500,000		Aon PLC, 4.600%, 06/14/44	532,508	0.0
500,000		Aon PLC, 4.750%, 05/15/45	545,525	0.0
400,000	L	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	447,858	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/23	507,282	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	513,764	0.0
1,000,000		Bank of America Corp., 2.000%, 01/11/18	1,004,891	0.0
1,000,000		Bank of America Corp., 2.625%, 04/19/21	1,017,066	0.0
500,000		Bank of America Corp., 2.650%, 04/01/19	511,006	0.0
4,000,000		Bank of America Corp., 3.300%, 01/11/23	4,152,872	0.1
1,000,000		Bank of America Corp., 3.500%, 04/19/26	1,041,986	0.1
1,500,000		Bank of America Corp., 3.950%, 04/21/25	1,556,490	0.1
1,000,000		Bank of America Corp., 4.100%, 07/24/23	1,084,660	0.1
1,000,000		Bank of America Corp., 4.250%, 10/22/26	1,060,426	0.1
500,000		Bank of America Corp., 4.000%, 04/01/24	539,954	0.0
2,000,000		Bank of America Corp., 4.450%, 03/03/26	2,151,854	0.1
1,610,000		Bank of America Corp., 5.650%, 05/01/18	1,708,429	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,900,000	Bank of America Corp., 5.700%, 01/24/22	$2,212,634	0.1
1,000,000	Bank of New York Mellon Corp., 1.300%, 01/25/18	1,002,376	0.0
1,000,000	Bank of New York Mellon Corp., 1.350%, 03/06/18	1,002,929	0.0
1,000,000	Bank of New York Mellon Corp., 2.100%, 08/01/18	1,015,273	0.0
500,000	Bank of New York Mellon Corp., 2.200%, 08/16/23	498,968	0.0
500,000	Bank of New York Mellon Corp., 2.500%, 04/15/21	514,215	0.0
500,000	Bank of Nova Scotia, 1.375%, 12/18/17	500,388	0.0
1,000,000	Bank of Nova Scotia, 1.850%, 04/14/20	1,011,014	0.0
500,000	Bank of Nova Scotia, 2.050%, 06/05/19	507,110	0.0
500,000	Bank of Nova Scotia, 4.500%, 12/16/25	534,056	0.0
750,000	Barclays PLC, 2.875%, 06/08/20	755,619	0.0
750,000	Barclays PLC, 3.250%, 01/12/21	764,413	0.0
750,000	Barclays PLC, 4.375%, 01/12/26	777,442	0.0
1,000,000	Barclays PLC, 5.200%, 05/12/26	1,034,098	0.0
250,000	Barclays PLC, 5.250%, 08/17/45	282,641	0.0
250,000	BB&T Corp., 2.450%, 01/15/20	255,964	0.0
1,000,000	BB&T Corp., 3.950%, 03/22/22	1,081,474	0.1
750,000	Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	752,656	0.0
500,000	Berkshire Hathaway Finance Corp., 2.000%, 08/15/18	506,800	0.0
1,020,000	Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	1,084,596	0.1
750,000	Berkshire Hathaway, Inc., 1.550%, 02/09/18	754,479	0.0
500,000	BlackRock, Inc., 5.000%, 12/10/19	554,917	0.0
250,000	BNP Paribas SA, 2.450%, 03/17/19	254,712	0.0
500,000	BNP Paribas SA, 3.250%, 03/03/23	525,567	0.0
4,500,000	Boston Properties L.P., 5.625%, 11/15/20	5,115,694	0.2
500,000	Branch Banking & Trust Co., 3.625%, 09/16/25	537,218	0.0
400,000	Branch Banking & Trust Co., 3.800%, 10/30/26	435,339	0.0
500,000	Brandywine Operating Partnership L.P., 3.950%, 02/15/23	511,615	0.0
550,000	Capital One Financial Corp., 2.350%, 08/17/18	556,916	0.0
500,000	Capital One Financial Corp., 2.450%, 04/24/19	511,167	0.0
500,000	Capital One Financial Corp., 3.200%, 02/05/25	509,661	0.0
500,000	Capital One Financial Corp., 3.750%, 04/24/24	529,941	0.0
500,000	Capital One Financial Corp., 3.750%, 07/28/26	503,696	0.0
500,000	Capital One Financial Corp., 4.200%, 10/29/25	522,926	0.0
1,000,000	Chubb Corp., 6.000%, 05/11/37	1,364,169	0.1
500,000	Citigroup, Inc., 2.500%, 07/29/19	510,484	0.0
2,000,000	Citigroup, Inc., 3.500%, 05/15/23	2,058,646	0.1
500,000	Citigroup, Inc., 3.750%, 06/16/24	532,865	0.0
750,000	Citigroup, Inc., 4.050%, 07/30/22	798,144	0.0
1,000,000	Citigroup, Inc., 4.125%, 07/25/28	1,023,087	0.0
500,000	Citigroup, Inc., 4.300%, 11/20/26	525,808	0.0
1,000,000	Citigroup, Inc., 4.450%, 09/29/27	1,049,460	0.1
500,000	Citigroup, Inc., 4.400%, 06/10/25	530,651	0.0
500,000	Citigroup, Inc., 4.600%, 03/09/26	535,329	0.0
700,000	Citigroup, Inc., 4.000%, 08/05/24	735,560	0.0
2,000,000	Citigroup, Inc., 5.300%, 05/06/44	2,261,768	0.1
1,115,000	Citigroup, Inc., 8.125%, 07/15/39	1,762,021	0.1
500,000	Citizens Bank NA/Providence RI, 2.550%, 05/13/21	509,477	0.0
1,000,000	CME Group, Inc., 3.000%, 09/15/22	1,063,003	0.1
300,000	CNA Financial Corp., 4.500%, 03/01/26	325,676	0.0
500,000	Comerica Bank, 2.500%, 06/02/20	510,910	0.0
500,000	Comerica, Inc., 2.125%, 05/23/19	504,566	0.0
250,000	Comerica, Inc., 3.800%, 07/22/26	258,387	0.0
250,000	Compass Bank, 2.750%, 09/29/19	249,839	0.0
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 2.250%, 01/14/19	508,153	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/22	$524,894	0.0
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	528,908	0.0
500,000		Cooperatieve Rabobank UA/NY, 1.375%, 08/09/19	497,850	0.0
1,000,000	#	Credit Suisse Group Funding Guernsey Ltd, 3.450%, 04/16/21	1,021,490	0.0
1,000,000	#	Credit Suisse Group Funding Guernsey Ltd, 3.800%, 06/09/23	1,015,086	0.0
5,500,000		Credit Suisse New York, 6.000%, 02/15/18	5,789,256	0.2
500,000		Deutsche Bank AG, 2.850%, 05/10/19	487,940	0.0
750,000		Deutsche Bank AG, 2.950%, 08/20/20	725,380	0.0
500,000		Deutsche Bank AG, 3.125%, 01/13/21	486,409	0.0
500,000		Deutsche Bank AG, 3.375%, 05/12/21	489,650	0.0
1,000,000		Deutsche Bank AG, 3.700%, 05/30/24	959,658	0.0
400,000		Deutsche Bank AG, 4.100%, 01/13/26	393,432	0.0
800,000		Discover Bank/Greenwood DE, 2.600%, 11/13/18	812,370	0.0
500,000		Discover Bank/Greenwood DE, 3.100%, 06/04/20	514,834	0.0
500,000		Discover Bank/Greenwood DE, 3.200%, 08/09/21	516,450	0.0
400,000		Discover Bank/Greenwood DE, 4.250%, 03/13/26	428,514	0.0
500,000		Discover Bank/Greenwood DE, 4.200%, 08/08/23	539,160	0.0
500,000		Discover Financial Services, 3.950%, 11/06/24	512,960	0.0
500,000		EPR Properties, 4.500%, 04/01/25	507,791	0.0
500,000		ERP Operating L.P., 3.375%, 06/01/25	523,150	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/44	550,789	0.0
2,000,000		Fifth Third Bancorp, 3.500%, 03/15/22	2,122,358	0.1
400,000		Fifth Third Bancorp, 4.300%, 01/16/24	432,012	0.0
250,000		First Tennessee Bank NA, 2.950%, 12/01/19	253,529	0.0
7,801,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	8,789,839	0.3
500,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	511,317	0.0
500,000		Goldman Sachs Group, Inc., 2.875%, 02/25/21	513,374	0.0
2,050,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,169,923	0.1
500,000		Goldman Sachs Group, Inc., 3.750%, 02/25/26	526,347	0.0
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/25	526,273	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	1,064,016	0.1
500,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	548,684	0.0
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	871,657	0.0
4,840,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,156,831	0.2
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	5,118,684	0.2
500,000		HCP, Inc., 2.625%, 02/01/20	507,590	0.0
250,000		HCP, Inc., 3.875%, 08/15/24	256,452	0.0
500,000		HCP, Inc., 4.000%, 06/01/25	514,606	0.0
500,000		Hospitality Properties Trust, 4.500%, 06/15/23	517,061	0.0
500,000		Hospitality Properties Trust, 5.000%, 08/15/22	543,492	0.0
750,000		Host Hotels & Resorts L.P., 3.750%, 10/15/23	761,056	0.0
400,000		HSBC Holdings PLC, 3.400%, 03/08/21	413,986	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/26	322,068	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/37	4,377,293	0.1
1,000,000		HSBC USA, Inc., 1.625%, 01/16/18	1,000,711	0.0
250,000		HSBC USA, Inc., 2.250%, 06/23/19	252,690	0.0
250,000		HSBC USA, Inc., 3.500%, 06/23/24	260,568	0.0
1,000,000		Huntington Bancshares, Inc., 2.600%, 08/02/18	1,016,601	0.0
500,000		Jefferies Group LLC, 5.125%, 04/13/18	522,183	0.0
900,000		Jefferies Group, Inc., 5.125%, 01/20/23	960,421	0.0
1,500,000		JPMorgan Chase & Co., 1.625%, 05/15/18	1,503,948	0.1
750,000		JPMorgan Chase & Co., 2.700%, 05/18/23	758,647	0.0
1,000,000		JPMorgan Chase & Co., 2.750%, 06/23/20	1,029,645	0.0
1,500,000		JPMorgan Chase & Co., 3.375%, 05/01/23	1,544,124	0.1
500,000		JPMorgan Chase & Co., 3.875%, 09/10/24	527,566	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/26	$1,069,933	0.1
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/27	1,078,849	0.1
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/22	4,422,772	0.1
7,375,000		JPMorgan Chase & Co., 5.500%, 10/15/40	9,397,726	0.3
750,000		KeyBank NA/Cleveland OH, 1.650%, 02/01/18	753,108	0.0
500,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/19	509,569	0.0
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/26	512,369	0.0
1,000,000		KFW, 1.625%, 03/15/21	1,011,781	0.0
2,000,000		KFW, 1.875%, 11/30/20	2,046,366	0.1
400,000		Kilroy Realty L.P., 4.250%, 08/15/29	423,078	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/25	270,579	0.0
750,000		Liberty Property L.P., 3.250%, 10/01/26	757,793	0.0
1,500,000		Lincoln National Corp., 4.200%, 03/15/22	1,625,378	0.1
500,000		Lloyds Bank PLC, 3.500%, 05/14/25	529,097	0.0
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/26	515,782	0.0
250,000		Loews Corp., 3.750%, 04/01/26	266,017	0.0
250,000		Manufacturers & Traders Trust Co., 2.250%, 07/25/19	254,552	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/26	547,486	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/46	598,294	0.0
1,000,000		Markel Corp., 3.625%, 03/30/23	1,036,125	0.1
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/25	423,496	0.0
500,000		MetLife, Inc., 3.048%, 12/15/22	521,302	0.0
1,000,000		MetLife, Inc., 3.600%, 11/13/25	1,056,727	0.1
500,000		MetLife, Inc., 3.600%, 04/10/24	530,396	0.0
500,000		MetLife, Inc., 4.050%, 03/01/45	498,493	0.0
400,000		MetLife, Inc., 4.125%, 08/13/42	399,974	0.0
300,000		MetLife, Inc., 4.721%, 12/15/44	326,599	0.0
500,000	#	Metropolitan Life Global Funding I, 1.950%, 09/15/21	500,278	0.0
1,500,000		Morgan Stanley, 2.125%, 04/25/18	1,513,139	0.1
1,000,000		Morgan Stanley, 2.500%, 04/21/21	1,010,844	0.0
500,000		Morgan Stanley, 3.125%, 07/27/26	506,050	0.0
500,000		Morgan Stanley, 3.700%, 10/23/24	528,420	0.0
500,000		Morgan Stanley, 3.875%, 01/27/26	532,894	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/23	1,059,276	0.1
500,000		Morgan Stanley, 4.350%, 09/08/26	535,179	0.0
800,000		Morgan Stanley, 4.875%, 11/01/22	883,615	0.0
10,500,000		Morgan Stanley, 6.625%, 04/01/18	11,254,236	0.3
500,000		MUFG Union Bank NA, 2.250%, 05/06/19	506,443	0.0
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/26	492,175	0.0
500,000		National Retail Properties, Inc., 3.900%, 06/15/24	528,994	0.0
300,000		National Retail Properties, Inc., 4.000%, 11/15/25	320,682	0.0
250,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 11/01/20	255,970	0.0
1,000,000		National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/46	1,081,609	0.1
300,000		Northern Trust Corp., 2.375%, 08/02/22	309,781	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/25	276,310	0.0
1,000,000		NYSE Euronext, 2.000%, 10/05/17	1,007,027	0.0
500,000		PNC Bank NA, 2.700%, 11/01/22	508,704	0.0
1,000,000		PNC Bank NA, 2.950%, 01/30/23	1,030,840	0.0
500,000		PNC Bank NA, 3.250%, 06/01/25	527,284	0.0
500,000		PNC Financial Services Group, Inc., 2.854%, 11/09/22	513,732	0.0
500,000		PNC Financial Services Group, Inc., 3.300%, 03/08/22	531,333	0.0
500,000		Primerica, Inc., 4.750%, 07/15/22	547,896	0.0
300,000		Principal Financial Group, Inc., 1.850%, 11/15/17	301,740	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/23	306,746	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/22	1,041,831	0.1
1,000,000		Private Export Funding Corp., 1.450%, 08/15/19	1,008,415	0.0
1,000,000		Private Export Funding Corp., 2.250%, 03/15/20	1,032,064	0.0
1,000,000		Private Export Funding Corp., 2.300%, 09/15/20	1,038,881	0.1
1,000,000		Private Export Funding Corp., 3.250%, 06/15/25	1,099,496	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		Private Export Funding Corp., 3.550%, 01/15/24	$1,111,440	0.1
500,000		ProLogis L.P., 2.750%, 02/15/19	511,860	0.0
500,000		ProLogis L.P., 4.250%, 08/15/23	553,862	0.0
400,000		Protective Life Corp., 7.375%, 10/15/19	461,530	0.0
500,000		Prudential Financial, Inc., 5.375%, 05/15/45	522,500	0.0
3,800,000		Prudential Financial, Inc., 6.200%, 11/15/40	4,702,823	0.2
500,000		Raymond James Financial, Inc., 3.625%, 09/15/26	511,458	0.0
400,000		Realty Income Corp., 3.875%, 07/15/24	422,757	0.0
300,000		Realty Income Corp., 4.125%, 10/15/26	323,824	0.0
1,000,000		Regions Financial Corp., 3.200%, 02/08/21	1,040,661	0.1
750,000		Royal Bank of Canada, 1.500%, 01/16/18	752,018	0.0
500,000		Royal Bank of Canada, 4.650%, 01/27/26	546,340	0.0
500,000		Royal Bank of Scotland Group PLC, 4.800%, 04/05/26	516,160	0.0
500,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	503,445	0.0
750,000		Santander Holdings USA, Inc., 2.700%, 05/24/19	759,782	0.0
400,000		Santander Issuances SAU, 5.179%, 11/19/25	408,506	0.0
500,000		Santander UK Group Holdings PLC, 2.875%, 08/05/21	500,247	0.0
750,000		Santander UK Group Holdings PLC, 3.125%, 01/08/21	764,855	0.0
500,000		Santander UK PLC, 2.500%, 03/14/19	507,610	0.0
250,000		Senior Housing Properties Trust, 3.250%, 05/01/19	252,213	0.0
250,000		Senior Housing Properties Trust, 4.750%, 05/01/24	263,099	0.0
1,000,000		Simon Property Group L.P., 3.375%, 03/15/22	1,063,479	0.1
500,000	L	Simon Property Group L.P., 4.250%, 10/01/44	547,636	0.0
1,500,000		State Street Corp., 3.100%, 05/15/23	1,560,506	0.1
500,000		State Street Corp., 3.550%, 08/18/25	543,054	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.058%, 07/14/21	496,297	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/26	494,516	0.0
500,000		SunTrust Bank/Atlanta GA, 2.750%, 05/01/23	507,921	0.0
250,000		SunTrust Banks, Inc., 2.500%, 05/01/19	255,671	0.0
500,000		SunTrust Banks, Inc., 2.900%, 03/03/21	520,872	0.0
500,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/26	511,419	0.0
250,000		Synchrony Financial, 3.750%, 08/15/21	263,263	0.0
250,000		Synchrony Financial, 3.000%, 08/15/19	256,102	0.0
300,000		Synchrony Financial, 4.250%, 08/15/24	315,647	0.0
250,000		Synchrony Financial, 4.500%, 07/23/25	264,804	0.0
3,000,000		Travelers Cos, Inc., 3.900%, 11/01/20	3,269,754	0.1
700,000		UBS AG/Stamford CT, 2.375%, 08/14/19	714,286	0.0
500,000	#	UBS Group Funding Jersey Ltd., 2.950%, 09/24/20	512,722	0.0
500,000	#	UBS Group Funding Jersey Ltd., 3.000%, 04/15/21	514,111	0.0
500,000		Unum Group, 3.000%, 05/15/21	511,799	0.0
750,000		US Bancorp, 2.950%, 07/15/22	782,024	0.0
1,000,000		US Bancorp, 3.000%, 03/15/22	1,060,311	0.1
500,000		US Bancorp, 5.125%, 12/29/49	527,250	0.0
500,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	512,802	0.0
600,000		Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/22	626,103	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/25	258,519	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/26	539,097	0.0
1,100,000		Visa, Inc., 2.200%, 12/14/20	1,128,700	0.1
1,000,000		Visa, Inc., 2.800%, 12/14/22	1,049,300	0.1
500,000		Visa, Inc., 3.150%, 12/14/25	529,105	0.0
500,000		Visa, Inc., 4.150%, 12/14/35	568,257	0.0
500,000		Visa, Inc., 4.300%, 12/14/45	580,893	0.0
1,000,000		Wells Fargo & Co., 3.450%, 02/13/23	1,032,525	0.0
500,000		Wells Fargo & Co., 4.300%, 07/22/27	539,937	0.0
8,000,000		Wells Fargo & Co., 4.600%, 04/01/21	8,827,664	0.3
500,000		Wells Fargo & Co., 4.900%, 11/17/45	553,209	0.0
3,983,000		Wells Fargo & Co., 5.606%, 01/15/44	4,779,947	0.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Welltower, Inc., 2.250%, 03/15/18	$504,558	0.0
500,000		Welltower, Inc., 4.000%, 06/01/25	531,431	0.0
1,000,000		Westpac Banking Corp., 1.600%, 01/12/18	1,003,529	0.0
1,000,000		WR Berkley Corp., 4.625%, 03/15/22	1,098,399	0.1
400,000		XLIT Ltd., 2.300%, 12/15/18	404,952	0.0
			270,229,493	7.7

		Industrial: 1.9%
750,000		3M Co., 2.250%, 09/19/26	749,984	0.0
500,000		3M Co., 2.000%, 06/26/22	508,339	0.0
200,000		3M Co., 3.875%, 06/15/44	224,401	0.0
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/22	1,349,163	0.1
1,000,000		Agilent Technologies, Inc., 3.875%, 07/15/23	1,069,053	0.1
398,000		Agilent Technologies, Inc., 6.500%, 11/01/17	419,215	0.0
400,000		Arrow Electronics, Inc., 3.500%, 04/01/22	411,350	0.0
750,000		Boeing Capital Corp., 4.700%, 10/27/19	826,162	0.0
500,000		Boeing Co., 3.300%, 03/01/35	510,453	0.0
500,000		Burlington Northern Santa Fe LLC, 4.700%, 09/01/45	590,842	0.0
500,000		Burlington Northern Santa Fe, LLC, 3.000%, 03/15/23	526,729	0.0
1,000,000		Burlington Northern Santa Fe, LLC, 3.450%, 09/15/21	1,078,909	0.1
500,000		Burlington Northern Santa Fe, LLC, 4.375%, 09/01/42	563,568	0.0
500,000		Burlington Northern Santa Fe, LLC, 4.450%, 03/15/43	570,143	0.0
400,000		Burlington Northern Santa Fe, LLC, 4.900%, 04/01/44	487,246	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/22	1,016,191	0.1
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/45	882,190	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/35	861,183	0.0
1,000,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	999,988	0.1
300,000		Caterpillar Financial Services Corp., 1.300%, 03/01/18	300,016	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/23	307,570	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/23	551,812	0.0
1,500,000		Caterpillar, Inc., 2.600%, 06/26/22	1,555,251	0.1
250,000		Caterpillar, Inc., 3.400%, 05/15/24	269,687	0.0
250,000	L	Caterpillar, Inc., 4.300%, 05/15/44	281,299	0.0
750,000		Corning, Inc., 1.450%, 11/15/17	749,808	0.0
500,000		CSX Corp., 3.950%, 05/01/50	502,953	0.0
1,000,000		CSX Corp., 4.100%, 03/15/44	1,070,655	0.1
1,000,000		CSX Corp., 4.400%, 03/01/43	1,102,571	0.1
1,580,000		Cummins, Inc., 7.125%, 03/01/28	2,171,539	0.1
1,010,000		Dover Corp., 4.300%, 03/01/21	1,111,963	0.1
250,000		FedEx Corp., 2.300%, 02/01/20	255,847	0.0
200,000		FedEx Corp., 3.875%, 08/01/42	203,290	0.0
500,000		FedEx Corp., 4.750%, 11/15/45	572,944	0.0
500,000		General Dynamics Corp., 1.000%, 11/15/17	500,135	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/22	512,160	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/42	526,216	0.0
430,000		General Electric Capital Corp., 5.875%, 01/14/38	578,841	0.0
500,000		General Electric Co., 2.700%, 10/09/22	520,537	0.0
879,000		General Electric Co., 5.250%, 12/06/17	921,203	0.0
1,861,000		General Electric Co., 6.750%, 03/15/32	2,623,805	0.1
2,600,000		Honeywell International, Inc., 5.375%, 03/01/41	3,479,562	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/24	547,150	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/42	554,882	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 2.625%, 05/01/20	254,989	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 4.650%, 11/01/44	274,542	0.0
500,000		John Deere Capital Corp., 1.950%, 01/08/19	508,377	0.0
750,000		John Deere Capital Corp., 2.800%, 03/04/21	782,537	0.0
500,000		John Deere Capital Corp., 3.350%, 06/12/24	537,268	0.0
500,000		Kennametal, Inc., 2.650%, 11/01/19	503,548	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
800,000		L-3 Communications Corp., 4.950%, 02/15/21	$883,790	0.0
500,000		Lockheed Martin Corp., 2.500%, 11/23/20	516,670	0.0
500,000		Lockheed Martin Corp., 3.100%, 01/15/23	528,338	0.0
1,000,000		Lockheed Martin Corp., 3.350%, 09/15/21	1,070,545	0.1
1,000,000		Lockheed Martin Corp., 3.550%, 01/15/26	1,083,340	0.1
250,000		Lockheed Martin Corp., 3.600%, 03/01/35	257,623	0.0
500,000		Lockheed Martin Corp., 4.500%, 05/15/36	572,022	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/46	598,146	0.0
2,000,000		Norfolk Southern Corp., 3.950%, 10/01/42	2,083,686	0.1
500,000		Norfolk Southern Corp., 4.450%, 06/15/45	562,590	0.0
1,000,000		Norfolk Southern Corp., 4.800%, 08/15/43	1,166,533	0.1
500,000		Northrop Grumman Corp., 3.850%, 04/15/45	522,432	0.0
200,000		Packaging Corp. of America, 3.650%, 09/15/24	208,634	0.0
250,000		Parker-Hannifin Corp., 4.200%, 11/21/34	283,180	0.0
3,800,000		Raytheon Co., 3.125%, 10/15/20	4,033,396	0.1
2,000,000		Republic Airways Holdings, Inc., 5.250%, 11/15/21	2,309,204	0.1
500,000		Roper Industries, Inc., 1.850%, 11/15/17	502,582	0.0
1,250,000		Roper Industries, Inc., 2.050%, 10/01/18	1,263,776	0.1
500,000		Ryder System, Inc., 2.450%, 09/03/19	510,453	0.0
350,000		Ryder System, Inc., 2.500%, 03/01/18	354,628	0.0
500,000		Ryder System, Inc., 2.500%, 05/11/20	506,921	0.0
300,000		Stanley Black & Decker, Inc., 2.900%, 11/01/22	315,107	0.0
750,000		Textron, Inc., 3.650%, 03/01/21	792,833	0.0
500,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	503,189	0.0
250,000		Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	254,295	0.0
400,000		Thermo Fisher Scientific, Inc., 3.300%, 02/15/22	419,722	0.0
250,000		Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	272,190	0.0
250,000		Tyco International Finance S.A., 5.125%, 09/14/45	297,595	0.0
250,000		Union Pacific Corp., 2.250%, 02/15/19	254,659	0.0
500,000		Union Pacific Corp., 2.750%, 03/01/26	519,814	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/23	520,101	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/35	256,060	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/24	276,334	0.0
750,000		Union Pacific Corp., 4.050%, 11/15/45	825,748	0.0
500,000		Union Pacific Corp., 4.250%, 04/15/43	560,176	0.0
250,000		Union Pacific Corp., 4.850%, 06/15/44	307,489	0.0
400,000		United Parcel Service, Inc., 1.125%, 10/01/17	400,535	0.0
750,000		United Technologies Corp., 3.100%, 06/01/22	805,430	0.0
500,000		United Technologies Corp., 4.150%, 05/15/45	556,369	0.0
500,000		United Technologies Corp., 4.500%, 06/01/42	581,928	0.0
406,000		United Technologies Corp., 6.125%, 07/15/38	554,422	0.0
			67,370,551	1.9

		Technology: 1.2%
500,000		Analog Devices, Inc., 3.900%, 12/15/25	536,189	0.0
1,500,000		Apple, Inc., 1.000%, 05/03/18	1,498,120	0.1
500,000		Apple, Inc., 2.100%, 05/06/19	511,208	0.0
500,000		Apple, Inc., 2.150%, 02/09/22	508,677	0.0
1,000,000		Apple, Inc., 2.400%, 05/03/23	1,019,404	0.1
500,000		Apple, Inc., 2.850%, 05/06/21	527,295	0.0
1,000,000		Apple, Inc., 3.250%, 02/23/26	1,064,827	0.1
500,000		Apple, Inc., 3.450%, 02/09/45	480,319	0.0
500,000		Apple, Inc., 3.450%, 05/06/24	541,939	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/43	1,027,190	0.1
400,000		Apple, Inc., 4.375%, 05/13/45	443,633	0.0
500,000		Apple, Inc., 4.450%, 05/06/44	563,164	0.0
1,000,000		Apple, Inc., 4.650%, 02/23/46	1,159,829	0.1
500,000		Applied Materials, Inc., 3.900%, 10/01/25	553,657	0.0
600,000		Autodesk, Inc., 1.950%, 12/15/17	603,784	0.0
400,000		Autodesk, Inc., 3.600%, 12/15/22	410,758	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/25	265,466	0.0
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 3.480%, 06/01/19	411,592	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
400,000	#	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 8.350%, 07/15/46	$480,628	0.0
400,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 4.420%, 06/15/21	418,512	0.0
400,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 5.450%, 06/15/23	429,001	0.0
400,000	#	Diamond 1 Finance Corp. /Diamond 2 Finance Corp., 6.020%, 06/15/26	439,569	0.0
500,000		Fidelity National Information Services, Inc., 3.625%, 10/15/20	530,856	0.0
321,000		Hewlett-Packard Co., 3.750%, 12/01/20	338,513	0.0
500,000	#	Hewlett Packard Enterprise Co., 4.400%, 10/15/22	533,993	0.0
500,000	#	HP Enterprise Co., 3.600%, 10/15/20	525,125	0.0
1,000,000		International Business Machines Corp., 1.625%, 05/15/20	1,010,830	0.0
500,000	L	International Business Machines Corp., 1.875%, 05/15/19	507,764	0.0
1,030,000		International Business Machines Corp., 2.250%, 02/19/21	1,060,653	0.1
1,000,000		International Business Machines Corp., 3.375%, 08/01/23	1,076,751	0.1
1,000,000		International Business Machines Corp., 3.450%, 02/19/26	1,083,348	0.1
600,000		Intel Corp., 1.350%, 12/15/17	601,972	0.0
260,000		Intel Corp., 3.700%, 07/29/25	288,936	0.0
250,000		Intel Corp., 4.900%, 07/29/45	300,670	0.0
500,000		Lam Research Corp., 2.800%, 06/15/21	513,799	0.0
400,000		Lam Research Corp., 3.800%, 03/15/25	417,650	0.0
750,000		Microsoft Corp., 1.000%, 05/01/18	750,009	0.0
750,000		Microsoft Corp., 1.550%, 08/08/21	747,311	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/23	1,025,176	0.1
500,000		Microsoft Corp., 3.125%, 11/03/25	532,813	0.0
250,000		Microsoft Corp., 3.500%, 02/12/35	256,977	0.0
750,000		Microsoft Corp., 3.625%, 12/15/23	824,628	0.0
250,000		Microsoft Corp., 3.750%, 02/12/45	255,072	0.0
500,000		Microsoft Corp., 3.950%, 08/08/56	507,954	0.0
1,000,000		Microsoft Corp., 4.200%, 11/03/35	1,122,367	0.1
1,000,000		Microsoft Corp., 4.450%, 11/03/45	1,142,516	0.1
250,000		Microsoft Corp., 4.875%, 12/15/43	300,322	0.0
300,000		NetApp Inc., 2.000%, 12/15/17	300,741	0.0
250,000		NetApp, Inc., 3.375%, 06/15/21	261,977	0.0
1,000,000		Oracle Corp., 1.200%, 10/15/17	1,000,313	0.0
500,000		Oracle Corp., 2.250%, 10/08/19	512,544	0.0
500,000		Oracle Corp., 2.500%, 10/15/22	513,630	0.0
750,000		Oracle Corp., 2.800%, 07/08/24	784,020	0.0
750,000		Oracle Corp., 2.950%, 05/15/25	776,006	0.0
500,000		Oracle Corp., 3.400%, 07/08/21	534,870	0.0
750,000		Oracle Corp., 3.900%, 05/15/35	778,457	0.0
750,000		Oracle Corp., 4.125%, 05/15/45	789,578	0.0
600,000		Oracle Corp., 4.300%, 07/08/34	653,162	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/40	1,851,936	0.1
500,000		Qualcomm, Inc., 3.000%, 05/20/22	525,434	0.0
850,000		Qualcomm, Inc., 4.650%, 05/20/35	915,895	0.0
350,000		Qualcomm, Inc., 4.800%, 05/20/45	383,954	0.0
250,000		Xerox Corp., 2.750%, 03/15/19	251,089	0.0
400,000		Xerox Corp., 2.800%, 05/15/20	398,092	0.0
500,000		Xerox Corp., 3.500%, 08/20/20	509,636	0.0
400,000		Xerox Corp., 3.800%, 05/15/24	393,129	0.0
250,000	L	Xerox Corp., 4.800%, 03/01/35	239,745	0.0
465,000		Xerox Corp., 6.350%, 05/15/18	493,979	0.0
			43,018,953	1.2

		Utilities: 2.0%
500,000		Alabama Power Co., 4.150%, 08/15/44	549,701	0.0
300,000		Ameren Illinois Co., 2.700%, 09/01/22	312,328	0.0
250,000		Ameren Illinois Co., 4.300%, 07/01/44	288,533	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/44	543,892	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
750,000		Appalachian Power Co., 4.450%, 06/01/45	$825,169	0.0
250,000		Arizona Public Service Co., 2.200%, 01/15/20	255,975	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/24	431,857	0.0
500,000	L	Atmos Energy Corp., 4.125%, 10/15/44	546,976	0.0
1,000,000		Baltimore Gas & Electric Co., 3.350%, 07/01/23	1,069,316	0.1
500,000	L	Baltimore Gas & Electric Co., 3.500%, 08/15/46	502,153	0.0
250,000		CMS Energy Corp., 3.875%, 03/01/24	273,354	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/44	295,257	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/44	575,728	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/45	580,301	0.0
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/54	460,894	0.0
300,000		Consumers Energy Co., 2.850%, 05/15/22	315,049	0.0
200,000		Dominion Gas Holdings LLC, 2.500%, 12/15/19	205,531	0.0
210,000		Dominion Gas Holdings LLC, 2.800%, 11/15/20	217,494	0.0
200,000		Dominion Gas Holdings LLC, 3.600%, 12/15/24	213,047	0.0
250,000		DTE Electric Co., 4.300%, 07/01/44	288,538	0.0
400,000		DTE Energy Co., 3.500%, 06/01/24	427,003	0.0
400,000		DTE Energy Co., 3.850%, 12/01/23	437,850	0.0
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/23	517,439	0.0
500,000		Duke Energy Corp., 1.800%, 09/01/21	497,947	0.0
400,000		Duke Energy Corp., 2.100%, 06/15/18	404,746	0.0
500,000		Duke Energy Corp., 3.750%, 09/01/46	488,369	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/23	548,016	0.0
500,000		Duke Energy Corp., 4.800%, 12/15/45	571,405	0.0
500,000		Duke Energy Progress LLC, 3.700%, 10/15/46	518,120	0.0
750,000		Duke Energy Progress LLC, 4.200%, 08/15/45	836,951	0.0
150,000		Duke Energy Progress, Inc., 4.150%, 12/01/44	165,010	0.0
1,500,000		Duke Energy Progress, Inc., 4.375%, 03/30/44	1,707,982	0.1
500,000		Edison International, 2.950%, 03/15/23	517,239	0.0
500,000		Empresa Nacional de Electricidad SA/Chile, 4.250%, 04/15/24	532,801	0.0
400,000		Entergy Arkansas, Inc., 3.500%, 04/01/26	434,462	0.0
400,000		Entergy Arkansas, Inc., 3.700%, 06/01/24	435,538	0.0
500,000		Entergy Louisiana LLC, 4.950%, 01/15/45	533,172	0.0
1,500,000		Exelon Corp., 4.950%, 06/15/35	1,709,017	0.1
750,000		Exelon Corp., 5.100%, 06/15/45	875,762	0.1
2,260,000		Exelon Generation Co., LLC, 5.200%, 10/01/19	2,484,316	0.1
500,000		Florida Power & Light Co., 3.250%, 06/01/24	536,482	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/42	814,208	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/42	1,679,458	0.1
500,000		Georgia Power Co., 3.250%, 04/01/26	532,340	0.0
500,000		Indiana Michigan Power Co., 4.550%, 03/15/46	566,584	0.0
250,000		ITC Holdings Corp., 3.650%, 06/15/24	263,466	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/37	604,189	0.0
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/40	3,120,485	0.1
3,765,000		Midamerican Energy Holdings Co., 6.125%, 04/01/36	5,026,170	0.2
2,000,000		Mississippi Power Co., 4.250%, 03/15/42	1,881,642	0.1
250,000	#	Monongahela Power Co., 5.400%, 12/15/43	317,726	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/25	1,083,479	0.1
1,000,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/19	1,016,414	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/44	567,887	0.0
500,000		Northern States Power Co/WI, 3.300%, 06/15/24	529,451	0.0
250,000		Oklahoma Gas & Electric Co., 4.000%, 12/15/44	267,414	0.0
250,000		Oklahoma Gas & Electric Co., 4.550%, 03/15/44	287,126	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	830,241	0.0
500,000	L	Pacific Gas & Electric Co., 2.950%, 03/01/26	522,149	0.0
1,850,000		Pacific Gas & Electric Co., 3.500%, 10/01/20	1,978,124	0.1
500,000		Pacific Gas & Electric Co., 4.300%, 03/15/45	564,661	0.0
500,000		Pacific Gas & Electric Co., 4.750%, 02/15/44	600,613	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
750,000		PECO Energy Co., 4.150%, 10/01/44	$832,067	0.0
250,000		Piedmont Natural Gas Co., 4.100%, 09/18/34	261,387	0.0
500,000		PPL Capital Funding, Inc., 1.900%, 06/01/18	502,109	0.0
1,000,000		Progress Energy, Inc., 4.400%, 01/15/21	1,093,171	0.1
500,000		PSEG Power LLC, 3.000%, 06/15/21	515,057	0.0
3,410,000		Public Service Co. of Colorado, 3.200%, 11/15/20	3,602,092	0.1
1,000,000		Public Service Electric & Gas Co., 2.375%, 05/15/23	1,022,346	0.1
750,000		Public Service Electric & Gas Co., 3.800%, 01/01/43	814,267	0.0
250,000		Public Service Electric & Gas Co., 4.000%, 06/01/44	278,727	0.0
2,700,000		SCANA Corp., 4.750%, 05/15/21	2,911,251	0.1
500,000		Sempra Energy, 2.850%, 11/15/20	518,293	0.0
750,000		Sempra Energy, 3.550%, 06/15/24	793,987	0.0
250,000		Sempra Energy, 3.750%, 11/15/25	269,452	0.0
750,000	#	Sierra Pacific Power Co., 2.600%, 05/01/26	761,269	0.0
250,000		South Carolina Electric & Gas Co., 5.100%, 06/01/65	294,773	0.0
1,704,698		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/33	1,883,412	0.1
500,000		Southern California Edison Co., 3.900%, 03/15/43	544,875	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/43	610,155	0.0
500,000		Southern Co., 2.750%, 06/15/20	516,210	0.0
500,000		Southern Power Co., 4.150%, 12/01/25	539,753	0.0
250,000		Union Electric Co., 3.500%, 04/15/24	269,930	0.0
300,000		Union Electric Co., 3.900%, 09/15/42	326,406	0.0
500,000		Virginia Electric and Power Co., 1.200%, 01/15/18	499,908	0.0
500,000		Virginia Electric and Power Co., 4.450%, 02/15/44	576,047	0.0
1,533,000		Virginia Electric and Power Co., 6.000%, 05/15/37	2,053,332	0.1
1,000,000		Westar Energy, Inc., 4.125%, 03/01/42	1,111,244	0.1
500,000		Westar Energy, Inc., 4.625%, 09/01/43	583,077	0.0
250,000		Wisconsin Electric Power Co., 4.250%, 06/01/44	284,112	0.0
500,000		Wisconsin Power & Light Co., 4.100%, 10/15/44	552,247	0.0
			71,805,503	2.0

	Total Corporate Bonds/Notes
	(Cost $816,248,025)		874,936,948	24.8

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
2,000,000	#	BAMLL Commercial Mortgage Securities Trust 2015-200P, 3.218%, 04/14/33	2,116,744	0.1
261,256		Banc of America Commercial Mortgage, Inc., 5.723%, 06/10/49	264,456	0.0
23,294		Banc of America Commercial Mortgage, Inc., 5.889%, 07/10/44	23,264	0.0
3,000,000		Citigroup Commercial Mortgage Trust, 4.023%, 03/10/47	3,339,155	0.1
870,657		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, 11/15/44	892,713	0.0
650,000		COMM 2015-CCRE23 Mortgage Trust, 3.230%, 05/10/48	686,975	0.0
1,000,000		COMM 2016-CCRE28 Mortgage Trust, 3.762%, 02/10/49	1,098,397	0.0
1,115,000		Commercial Mortgage Pass Through Certificates, 3.288%, 12/10/44	1,188,084	0.0
1,215,000	#	Core Industrial Trust 2015-CALW A, 3.040%, 02/10/34	1,280,839	0.0
908,361		Credit Suisse Mortgage Capital Certificates, 6.134%, 09/15/39	929,158	0.0
948,395		CW Capital Cobalt Ltd., 5.954%, 05/15/46	967,517	0.0
213,538	#	DBUBS 2011-LC2 Mortgage Trust, 5.727%, 07/10/44	238,234	0.0
500,000		Deutsche Bank Commercial Mortgage Trust, 3.276%, 02/10/26	533,495	0.0
635,000		GS Mortgage Securities Corp. II, 2.773%, 11/10/45	660,768	0.0
3,044,949		GS Mortgage Securities Corp. II, 5.988%, 08/10/45	3,094,619	0.1
1,000,000		GS Mortgage Securities Trust 2016-GS2, 4.681%, 05/10/49	1,085,131	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2, 2.881%, 02/15/26	$3,106,767	0.1
324,293		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	324,359	0.0
1,379,702		JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	1,386,801	0.1
1,314,361		JPMorgan Chase Commercial Mortgage Securities Corp., 5.881%, 02/12/49	1,333,279	0.1
532,066		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 12/12/49	531,808	0.0
398,839		Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.069%, 08/12/49	407,613	0.0
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19, 3.526%, 12/15/47	2,172,869	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	3,394,550	0.1
76,675		Morgan Stanley Capital I Trust 2007-HQ11, 5.447%, 02/12/44	76,796	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.601%, 09/15/47	110,145	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.601%, 09/15/47	109,155	0.0
18,307		Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	18,292	0.0
2,000,000		Wells Fargo Commercial Mortgage Trust 2015-P2, 3.541%, 12/15/48	2,166,976	0.1
2,000,000		Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/59	2,130,791	0.1
320,000		WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	347,099	0.0

	Total Collateralized Mortgage Obligations
	(Cost $33,533,497)		36,016,849	1.0

MUNICIPAL BONDS: 1.0%
		California: 0.2%
4,335,000		State of California, 7.550%, 04/01/39	6,923,645	0.2

		Connecticut: 0.1%
3,735,000		State of Connecticut, 5.850%, 03/15/32	4,802,426	0.1

		New Jersey: 0.2%
3,425,000		New Jersey State Turnpike Authority, 7.102%, 01/01/41	5,222,371	0.1
2,335,000		Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,914,337	0.1
			8,136,708	0.2

		New York: 0.1%
3,495,000		Metropolitan Transportation Authority, 6.814%, 11/15/40	5,066,562	0.1

		Ohio: 0.2%
3,355,000		American Municipal Power, Inc., 7.834%, 02/15/41	5,139,826	0.2

		Washington: 0.2%
3,900,000		State of Washington, 5.140%, 08/01/40	5,171,829	0.2

	Total Municipal Bonds
	(Cost $27,028,260)		35,240,996	1.0

ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.4%
1,000,000	#	Bank of The West Auto Trust 2015-1 A4, 1.660%, 09/15/20	1,006,212	0.0
500,000		BMW Vehicle Owner Trust 2016-A A4, 1.370%, 12/27/22	501,831	0.0
1,200,000		Capital Auto Receivables Asset Trust / Ally, 1.690%, 10/22/18	1,197,472	0.1
1,000,000		CarMax Auto Owner Trust, 1.610%, 10/15/19	1,006,389	0.0
850,000		Carmax Auto Owner Trust 2016-3 A4, 1.600%, 01/18/22	855,165	0.0
820,000	#	Ford Credit Auto Owner Trust 2014-REV2 A, 2.310%, 04/15/26	838,986	0.0
1,000,000		Harley-Davidson Motorcycle Trust 2016-A, 1.610%, 04/15/22	1,003,981	0.0
845,722		Harley-Davidson Motorcycle Trust, 0.870%, 07/15/19	845,560	0.0
2,100,000	#	Hyundai Auto Lease Securitization Trust 2015-A A4, 1.650%, 08/15/19	2,109,838	0.1
1,910,000		Hyundai Auto Receivables Trust 2013-A, 1.130%, 09/17/18	1,911,272	0.1
750,000		Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	757,768	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
1,000,000		Nissan Auto Receivables 2016-C A4, 1.380%, 01/17/23	$1,001,675	0.0
1,000,000		Toyota Auto Receivables 2015-C Owner Trust A4, 1.690%, 12/15/20	1,011,349	0.0
1,050,000		World Omni Auto Receivables Trust 2016-B A4, 1.480%, 11/15/22	1,050,798	0.1
			15,098,296	0.4

		Credit Card Asset-Backed Securities: 0.3%
1,350,000		Cabela's Credit Card Master Note Trust, 1.780%, 06/15/22	1,353,909	0.1
1,000,000		Capital One Multi-Asset Execution Trust 2016-A4 A4, 1.330%, 06/15/22	999,192	0.0
1,000,000		Capital One Multi-Asset Execution Trust, 2.080%, 03/15/23	1,024,522	0.0
1,310,000		Chase Issuance Trust, 1.300%, 02/18/20	1,314,089	0.1
500,000		Citibank Credit Card Issuance Trust, 2.880%, 01/23/23	529,945	0.0
1,948,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	2,034,110	0.1
1,000,000		Discover Card Execution Note Trust, 2.120%, 12/15/21	1,021,919	0.0
1,000,000		Synchrony Credit Card Master Note Trust 2014-1 A, 1.600%, 04/15/21	1,004,912	0.0
			9,282,598	0.3

		Other Asset-Backed Securities: 0.0%
110,568		AEP Texas Central Transition Funding, LLC, 0.880%, 12/01/18	110,508	0.0
500,000		AEP Texas Central Transition Funding, LLC, 1.976%, 06/01/21	508,196	0.0
			618,704	0.0

	Total Asset-Backed Securities
	(Cost $24,926,944)		24,999,598	0.7

U.S. TREASURY OBLIGATIONS: 36.2%
		U.S. Treasury Bonds: 7.4%
72,884,000	L	1.500%, due 08/15/26	72,229,210	2.0
20,000,000		2.125%, due 05/15/25	20,925,780	0.6
1,352,000		2.250%, due 11/15/25	1,428,261	0.0
7,000,000		2.500%, due 02/15/46	7,260,176	0.2
29,699,000		2.500%, due 05/15/46	30,839,412	0.9
2,000		2.750%, due 11/15/42	2,184	0.0
9,022,000		3.000%, due 11/15/44	10,322,088	0.3
10,042,000		3.000%, due 11/15/45	11,496,524	0.3
2,882,000		3.125%, due 02/15/43	3,368,562	0.1
5,686,000		3.125%, due 08/15/44	6,658,397	0.2
18,645,000		3.500%, due 02/15/39	23,149,296	0.7
13,888,000		3.625%, due 08/15/43	17,734,323	0.5
14,092,000		3.625%, due 02/15/44	18,000,332	0.5
13,251,000		3.750%, due 11/15/43	17,299,022	0.5
7,845,000		3.875%, due 08/15/40	10,261,472	0.3
6,505,000		4.375%, due 05/15/40	9,112,718	0.3
830,000		6.000%, due 02/15/26	1,151,625	0.0
			261,239,382	7.4

		U.S. Treasury Notes: 28.8%
12,736,000		0.750%, due 10/31/17	12,745,208	0.4
2,285,600		0.750%, due 12/31/17	2,286,850	0.1
10,549,500		0.750%, due 01/31/18	10,554,648	0.3
20,000,000		0.750%, due 02/28/18	20,007,820	0.6
2,006,600		0.750%, due 04/15/18	2,007,110	0.1
7,260,000		0.750%, due 04/30/18	7,261,699	0.2
3,000,000		0.750%, due 07/31/18	2,999,532	0.1
4,498,000		0.750%, due 08/31/18	4,497,123	0.1
6,470,000		0.750%, due 09/30/18	6,468,234	0.2
10,000,000		0.750%, due 02/15/19	9,981,450	0.3
10,000,000		0.750%, due 07/15/19	9,967,580	0.3
4,033,000		0.750%, due 08/15/19	4,019,135	0.1
2,768,000		0.875%, due 10/15/17	2,773,838	0.1
1,864,000		0.875%, due 11/15/17	1,867,823	0.1
10,000,000		0.875%, due 11/30/17	10,021,680	0.3
1,918,000		0.875%, due 01/31/18	1,922,346	0.1
12,296,700		0.875%, due 03/31/18	12,322,400	0.3
13,454,000		0.875%, due 05/31/18	13,482,899	0.4
10,000,000		0.875%, due 04/15/19	10,007,230	0.3
19,736,000		0.875%, due 09/15/19	19,734,461	0.6
785,000		1.000%, due 12/15/17	787,897	0.0
4,005,000		1.000%, due 12/31/17	4,019,470	0.1
210,800		1.000%, due 03/15/18	211,669	0.0
1,508,000		1.000%, due 05/15/18	1,514,156	0.0
10,000,000		1.000%, due 03/15/19	10,038,670	0.3
27,497,000		1.000%, due 08/31/19	27,584,550	0.8
10,000,000		1.125%, due 02/28/21	10,008,010	0.3
8,000,000	L	1.125%, due 08/31/21	7,993,440	0.2
62,226,000		1.125%, due 09/30/21	62,145,791	1.8
29,467,000		1.250%, due 11/30/18	29,740,955	0.8
10,029,000		1.250%, due 12/15/18	10,124,005	0.3
1,000		1.250%, due 10/31/19	1,010	0.0
11,755,000		1.250%, due 01/31/20	11,864,286	0.3
3,534,000		1.250%, due 02/29/20	3,565,682	0.1
16,756,000		1.375%, due 09/30/18	16,947,772	0.5
933,000		1.375%, due 01/31/20	945,301	0.0
8,515,000		1.375%, due 02/29/20	8,626,759	0.2
9,022,000		1.375%, due 03/31/20	9,141,469	0.3
7,940,000		1.375%, due 04/30/20	8,044,832	0.2
7,000		1.375%, due 08/31/20	7,087	0.0
10,000,000		1.375%, due 10/31/20	10,117,970	0.3
37,540,000		1.375%, due 04/30/21	37,941,077	1.1
7,000,000		1.375%, due 08/31/23	6,980,862	0.2
18,090,000		1.375%, due 09/30/23	18,027,825	0.5
19,814,000		1.500%, due 12/31/18	20,113,528	0.6
11,925,000		1.500%, due 01/31/19	12,109,694	0.3
5,048,000		1.500%, due 02/28/19	5,127,269	0.1
6,540,000		1.500%, due 03/31/19	6,646,785	0.2
5,304,000		1.500%, due 05/31/19	5,392,884	0.2
7,002,000		1.500%, due 11/30/19	7,124,675	0.2
752,000		1.500%, due 05/31/20	765,043	0.0
4,833,000		1.500%, due 01/31/22	4,898,511	0.1
10,000,000		1.500%, due 02/28/23	10,082,420	0.3
10,000,000		1.500%, due 03/31/23	10,076,170	0.3
4,475,000		1.625%, due 03/31/19	4,560,482	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
2,317,000		1.625%, due 04/30/19	$2,362,163	0.1
19,814,000		1.625%, due 07/31/19	20,227,300	0.6
12,097,000		1.625%, due 08/31/19	12,352,404	0.3
4,790,000		1.625%, due 12/31/19	4,893,004	0.1
2,976,000		1.625%, due 08/15/22	3,030,753	0.1
6,480,000		1.625%, due 04/30/23	6,577,582	0.2
10,184,000		1.625%, due 05/31/23	10,334,968	0.3
24,847,000		1.625%, due 02/15/26	24,912,025	0.7
22,705,000		1.750%, due 09/30/19	23,273,079	0.7
3,064,000		1.750%, due 02/28/22	3,144,669	0.1
7,810,000		1.750%, due 04/30/22	8,011,045	0.2
18,000,000		1.750%, due 09/30/22	18,448,596	0.5
69,000		1.750%, due 01/31/23	70,651	0.0
8,000,000		1.875%, due 11/30/21	8,264,064	0.2
10,000,000		1.875%, due 05/31/22	10,325,390	0.3
3,003,000		1.875%, due 08/31/22	3,099,483	0.1
24,900,000		2.000%, due 11/30/20	25,815,274	0.7
12,097,000		2.000%, due 02/28/21	12,548,508	0.4
4,000,000		2.000%, due 07/31/22	4,157,656	0.1
20,498,000		2.125%, due 01/31/21	21,365,557	0.6
3,700,000		2.125%, due 09/30/21	3,867,007	0.1
3,774,000		2.125%, due 12/31/21	3,945,966	0.1
10,105,000		2.125%, due 06/30/22	10,571,760	0.3
9,810,000		2.250%, due 03/31/21	10,286,128	0.3
8,794,000		2.250%, due 04/30/21	9,226,832	0.3
26,457,000		2.250%, due 11/15/24	27,949,334	0.8
19,590,000		2.375%, due 12/31/20	20,618,475	0.6
9,874,000		2.500%, due 05/15/24	10,615,903	0.3
18,650,000		2.625%, due 04/30/18	19,202,581	0.5
26,255,000		2.750%, due 02/15/19	27,448,264	0.8
36,569,500		2.750%, due 11/15/23	39,867,191	1.1
42,052,000		2.750%, due 02/15/24	45,908,967	1.3
7,790,000		3.500%, due 05/15/20	8,474,515	0.2
4,025,000		8.125%, due 08/15/19	4,848,080	0.1
			1,014,252,246	28.8

	Total U.S. Treasury Obligations
	(Cost $1,229,656,530)		1,275,491,628	36.2

FOREIGN GOVERNMENT BONDS: 3.4%
4,206,000		Asian Development Bank, 1.625%, 03/16/21	4,264,367	0.1
300,000		Asian Development Bank, 2.125%, 03/19/25	308,821	0.0
3,000,000	L	Colombia Government International Bond, 4.000%, 02/26/24	3,195,000	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/37	2,632,500	0.1
1,000,000		Corp Andina de Fomento, 2.125%, 09/27/21	1,002,490	0.0
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/22	3,295,227	0.1
5,000,000		European Bank for Reconstruction & Development, 1.000%, 06/15/18	5,002,645	0.2
4,000,000		European Investment Bank, 1.125%, 08/15/19	3,999,612	0.1
6,700,000		European Investment Bank, 1.625%, 06/15/21	6,772,983	0.2
2,000,000		European Investment Bank, 4.000%, 02/16/21	2,223,862	0.1
500,000		Export-Import Bank of Korea, 2.625%, 12/30/20	518,614	0.0
500,000	L	Export-Import Bank of Korea, 3.250%, 08/12/26	545,033	0.0
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/24	1,120,567	0.0
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/22	1,063,583	0.0
1,000,000		Inter-American Development Bank, 1.875%, 03/15/21	1,022,665	0.0
1,000,000		Inter-American Development Bank, 3.200%, 08/07/42	1,099,531	0.0
2,000,000		International Bank for Reconstruction & Development, 1.250%, 07/26/19	2,013,826	0.1
1,000,000		International Finance Corp., 1.250%, 07/16/18	1,005,979	0.0
1,000,000		Japan Bank for International Cooperation/Japan, 1.750%, 05/28/20	1,004,990	0.0
500,000	L	Korea International Bond, 4.125%, 06/10/44	673,801	0.0
10,000,000		KFW, 2.625%, 01/25/22	10,593,120	0.3
8,000,000		Mexico Government International Bond, 4.750%, 03/08/44	8,340,000	0.3
1,460,000		Panama Government International Bond, 8.875%, 09/30/27	2,197,300	0.1
2,000,000		Pemex Project Funding Master Trust, 6.625%, 06/15/38	1,990,000	0.1
125,000		Petroleos Mexicanos, 4.250%, 01/15/25	121,875	0.0
1,000,000	L	Petroleos Mexicanos, 4.500%, 01/23/26	975,000	0.0
500,000		Petroleos Mexicanos, 4.875%, 01/18/24	507,500	0.0
500,000		Petroleos Mexicanos, 5.500%, 06/27/44	435,950	0.0
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/20	3,983,600	0.1
4,000,000		Philippine Government International Bond, 6.375%, 01/15/32	5,673,400	0.2
3,405,000		Poland Government International Bond, 5.125%, 04/21/21	3,854,365	0.1
3,000,000		Province of British Columbia Canada, 2.250%, 06/02/26	3,065,670	0.1
1,000,000		Province of Ontario Canada, 1.875%, 05/21/20	1,017,130	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	$14,664,937	0.4
4,000,000		Peru Government International Bond, 6.550%, 03/14/37	5,685,200	0.2
155,000		Peruvian Government International Bond, 7.125%, 03/30/19	177,863	0.0
3,140,000		South Africa Government Bond, 5.500%, 03/09/20	3,429,470	0.1
5,160,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	5,275,837	0.2
3,000,000	L	Uruguay Government International Bond, 4.500%, 08/14/24	3,311,250	0.1

	Total Foreign Government Bonds
	(Cost $112,911,915)		118,065,563	3.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.9%
		Federal Home Loan Mortgage Corporation: 8.5%##
7,273,534		2.524%, due 02/01/42	7,642,634	0.2
27,170,000	W	3.000%, due 10/01/44	28,235,573	0.8
9,447,906		3.000%, due 04/01/45	9,910,936	0.3
9,505,761		3.000%, due 04/01/45	9,936,446	0.3
131,130,000	W	3.500%, due 02/15/41	138,349,837	3.9
3,091,632		3.500%, due 01/01/42	3,272,984	0.1
529,298		3.500%, due 01/01/42	560,164	0.0
4,515,000		3.750%, due 03/27/19	4,827,406	0.2
1,944,770		4.000%, due 01/01/25	2,058,704	0.1
7,942,000	W	4.000%, due 07/15/40	8,519,501	0.3
240,943		4.000%, due 08/01/40	258,540	0.0
2,505,059		4.000%, due 04/01/41	2,698,526	0.1
1,995,435		4.000%, due 05/01/41	2,144,548	0.1
74,039		4.000%, due 08/01/41	79,446	0.0
342,818		4.000%, due 12/01/41	369,490	0.0
1,954,222		4.000%, due 01/01/42	2,104,164	0.1
4,460,583		4.000%, due 03/01/42	4,825,131	0.2
139,470		4.000%, due 12/01/42	151,866	0.0
1,551,804		4.000%, due 02/01/44	1,711,508	0.1
1,385,994		4.000%, due 07/01/45	1,487,220	0.1
1,063,892		4.000%, due 09/01/45	1,143,509	0.0
1,480,845		4.000%, due 09/01/45	1,591,669	0.1
983,229		4.000%, due 09/01/45	1,055,039	0.0
2,696,051		4.000%, due 10/01/45	2,892,957	0.1
4,141,866		4.000%, due 11/01/45	4,444,366	0.1
3,462,072		4.000%, due 05/01/46	3,716,117	0.1
11,484		4.500%, due 04/01/23	12,357	0.0
143,579		4.500%, due 03/01/39	157,301	0.0
424,626		4.500%, due 08/01/39	465,860	0.0
960,313		4.500%, due 09/01/39	1,056,202	0.0
511,830		4.500%, due 09/01/39	562,081	0.0
720,200		4.500%, due 09/01/39	791,920	0.0
1,097,550		4.500%, due 10/01/39	1,206,570	0.0
1,389,949		4.500%, due 12/01/39	1,524,434	0.1
467,114		4.500%, due 03/01/40	513,663	0.0
946,522		4.500%, due 04/01/40	1,041,183	0.0
175,797		4.500%, due 06/01/40	193,101	0.0
1,249,103		4.500%, due 07/01/40	1,371,105	0.1
938,297		4.500%, due 07/01/40	1,031,938	0.0
925,646		4.500%, due 08/01/40	1,015,464	0.0
314,077		4.500%, due 08/01/40	344,568	0.0
303,786		4.500%, due 03/01/41	333,413	0.0
1,182,301		4.500%, due 03/01/41	1,297,887	0.1
430,037		4.500%, due 04/01/41	472,923	0.0
1,112,469		4.500%, due 06/01/41	1,223,299	0.0
1,028,964		4.500%, due 07/01/41	1,128,382	0.0
431,884		4.500%, due 08/01/41	472,869	0.0
4,927,745		4.500%, due 08/01/41	5,408,796	0.2
29,017		5.000%, due 03/01/34	32,293	0.0
219,402		5.000%, due 12/01/34	245,745	0.0
202,576		5.000%, due 08/01/35	225,571	0.0
773,032		5.000%, due 08/01/35	865,312	0.0
264,741		5.000%, due 10/01/35	294,929	0.0
236,094		5.000%, due 10/01/35	263,557	0.0
350,282		5.000%, due 10/01/35	388,344	0.0
557,312		5.000%, due 12/01/35	621,351	0.0
74,097		5.000%, due 04/01/36	82,361	0.0
244,745		5.000%, due 11/01/36	273,572	0.0
175,788		5.000%, due 02/01/37	195,518	0.0
141,139		5.000%, due 05/01/37	156,992	0.0
2,056,382		5.000%, due 10/01/37	2,297,730	0.1
523,200		5.000%, due 03/01/38	582,374	0.0
377,323		5.000%, due 03/01/38	421,037	0.0
1,151,258		5.000%, due 03/01/38	1,277,978	0.1
358,766		5.000%, due 04/01/38	397,471	0.0
37,596		5.000%, due 10/01/38	41,652	0.0
143,064		5.000%, due 06/01/40	158,653	0.0
320,656		5.000%, due 08/01/40	355,698	0.0
902,610		5.000%, due 04/01/41	1,003,356	0.0
105,727		5.200%, due 08/01/37	117,583	0.0
123,844		5.490%, due 02/01/37	138,813	0.0
522,933		5.500%, due 12/01/24	561,373	0.0
173,082		5.500%, due 09/01/34	197,435	0.0
153,661		5.500%, due 01/01/35	172,419	0.0
94,433		5.500%, due 09/01/35	107,707	0.0
1,828,996		5.500%, due 09/01/35	2,075,591	0.1
1,459,496		5.500%, due 10/01/35	1,658,769	0.1
694,456		5.500%, due 03/01/36	787,858	0.0
135,874		5.500%, due 03/01/36	154,173	0.0
81,857		5.500%, due 05/01/36	92,866	0.0
509,358		5.500%, due 06/01/36	580,800	0.0
35,020		5.500%, due 07/01/36	39,305	0.0
238,975		5.500%, due 07/01/36	270,295	0.0
8,558		5.500%, due 07/01/36	9,759	0.0
62,711		5.500%, due 10/01/36	71,032	0.0
245,513		5.500%, due 11/01/36	278,881	0.0
148,990		5.500%, due 12/01/36	168,159	0.0
181,507		5.500%, due 12/01/36	205,502	0.0
12,834		5.500%, due 12/01/36	14,401	0.0
178,359		5.500%, due 02/01/37	202,016	0.0
19,172		5.500%, due 02/01/37	21,513	0.0
55,678		5.500%, due 05/01/37	63,058	0.0
8,368		5.500%, due 06/01/37	9,495	0.0
134,916		5.500%, due 12/01/37	153,000	0.0
48,076		5.500%, due 03/01/38	54,434	0.0
12,117		5.500%, due 06/01/38	13,675	0.0
25,462		5.500%, due 06/01/38	28,877	0.0
17,214		5.500%, due 08/01/38	19,500	0.0
2,949		5.500%, due 10/01/38	3,340	0.0
1,610,261		5.500%, due 11/01/38	1,829,996	0.1
26,535		5.500%, due 12/01/38	30,045	0.0
33,145		5.500%, due 12/01/38	37,512	0.0
36,855		5.500%, due 12/01/38	41,804	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
269,484		5.500%, due 01/01/39	$305,181	0.0
43,615		5.500%, due 01/01/39	49,461	0.0
188,435		5.500%, due 01/01/40	213,345	0.0
179,389		5.500%, due 01/01/40	201,612	0.0
151,375		5.500%, due 03/01/40	170,540	0.0
138,741		5.500%, due 01/01/41	155,741	0.0
98,880		5.750%, due 05/01/37	111,812	0.0
299,479		5.800%, due 07/01/37	338,726	0.0
239,735		5.800%, due 08/01/37	271,797	0.0
268,862		5.800%, due 09/01/37	304,988	0.0
91,665		5.800%, due 09/01/37	103,849	0.0
10,699		6.000%, due 04/01/28	12,397	0.0
100,805		6.000%, due 07/01/28	115,060	0.0
6,377		6.000%, due 04/01/36	7,389	0.0
21,687		6.000%, due 04/01/36	24,831	0.0
913		6.000%, due 04/01/36	1,055	0.0
70,268		6.000%, due 06/01/36	81,067	0.0
25,987		6.000%, due 07/01/36	30,073	0.0
181,454		6.000%, due 08/01/36	207,170	0.0
12,022		6.000%, due 08/01/36	13,892	0.0
22,576		6.000%, due 08/01/36	26,036	0.0
121,395		6.000%, due 01/01/37	139,510	0.0
104,026		6.000%, due 02/01/37	119,797	0.0
7,149		6.000%, due 04/01/37	8,186	0.0
34,819		6.000%, due 06/01/37	39,743	0.0
3,162		6.000%, due 06/01/37	3,631	0.0
699		6.000%, due 07/01/37	802	0.0
18,178		6.000%, due 07/01/37	20,807	0.0
73,120		6.000%, due 08/01/37	83,948	0.0
14,598		6.000%, due 08/01/37	16,662	0.0
19,693		6.000%, due 08/01/37	22,617	0.0
227,503		6.000%, due 08/01/37	260,756	0.0
9,807		6.000%, due 08/01/37	11,264	0.0
8,324		6.000%, due 08/01/37	9,503	0.0
4,103		6.000%, due 08/01/37	4,684	0.0
15,886		6.000%, due 09/01/37	18,167	0.0
32,121		6.000%, due 09/01/37	37,208	0.0
6,028		6.000%, due 09/01/37	6,911	0.0
25,559		6.000%, due 10/01/37	29,350	0.0
34,773		6.000%, due 10/01/37	39,812	0.0
21,204		6.000%, due 10/01/37	24,205	0.0
10,464		6.000%, due 10/01/37	11,944	0.0
6,032		6.000%, due 11/01/37	6,885	0.0
6,799		6.000%, due 11/01/37	7,804	0.0
65,923		6.000%, due 11/01/37	75,562	0.0
112,128		6.000%, due 12/01/37	128,579	0.0
2,895		6.000%, due 12/01/37	3,304	0.0
4,414		6.000%, due 01/01/38	5,060	0.0
61,070		6.000%, due 01/01/38	70,010	0.0
46,398		6.000%, due 01/01/38	53,259	0.0
6,040		6.000%, due 02/01/38	6,894	0.0
61,047		6.000%, due 02/01/38	69,680	0.0
58,900		6.000%, due 05/01/38	67,632	0.0
4,150		6.000%, due 06/01/38	4,750	0.0
79,847		6.000%, due 07/01/38	91,138	0.0
127,078		6.000%, due 07/01/38	145,721	0.0
33,041		6.000%, due 08/01/38	37,714	0.0
45,572		6.000%, due 09/01/38	52,016	0.0
21,495		6.000%, due 09/01/38	24,598	0.0
759,909		6.000%, due 09/01/38	869,465	0.0
2,410		6.000%, due 09/01/38	2,761	0.0
27,315		6.000%, due 11/01/38	31,178	0.0
294,614		6.000%, due 01/01/39	337,827	0.0
396,753		6.000%, due 04/01/39	455,045	0.0
71,021		6.000%, due 08/01/39	81,091	0.0
153,637		6.000%, due 10/01/39	175,941	0.0
43,511		6.000%, due 11/01/39	49,682	0.0
40,143		6.000%, due 11/01/39	45,907	0.0
141,029		6.000%, due 11/01/39	161,383	0.0
4,869		6.000%, due 12/01/39	5,573	0.0
168,950		6.000%, due 05/01/40	193,270	0.0
46,313		6.150%, due 12/01/37	53,325	0.0
64,496		6.150%, due 12/01/37	74,193	0.0
82,301		6.150%, due 01/01/38	93,939	0.0
202,539		6.150%, due 02/01/38	231,308	0.0
173,179		6.150%, due 02/01/38	197,748	0.0
840,000		6.250%, due 07/15/32	1,268,623	0.1
24,165		6.500%, due 06/01/36	29,508	0.0
3,876		6.500%, due 08/01/36	4,443	0.0
4,760		6.500%, due 10/01/36	5,820	0.0
85,656		6.500%, due 10/01/36	99,302	0.0
40,765		6.500%, due 07/01/37	47,639	0.0
13,745		6.500%, due 09/01/37	15,756	0.0
12,393		6.500%, due 09/01/37	14,206	0.0
8,381		6.500%, due 10/01/37	9,651	0.0
32,779		6.500%, due 11/01/37	39,199	0.0
45,249		6.500%, due 04/01/38	52,157	0.0
15,146		6.500%, due 04/01/38	17,364	0.0
917		6.500%, due 05/01/38	1,075	0.0
6,028		6.500%, due 05/01/38	6,926	0.0
2,330		6.500%, due 07/01/38	2,671	0.0
2,969		6.500%, due 08/01/38	3,568	0.0
8,744		6.500%, due 09/01/38	10,023	0.0
11,012		6.500%, due 10/01/38	12,623	0.0
492		6.500%, due 10/01/38	563	0.0
18,157		6.500%, due 11/01/38	21,092	0.0
7,962		6.500%, due 12/01/38	9,125	0.0
61,764		6.500%, due 12/01/38	70,792	0.0
691,209		6.500%, due 12/01/38	792,452	0.0
17,152		6.500%, due 12/01/38	19,664	0.0
2,939		6.500%, due 12/01/38	3,368	0.0
3,925		6.500%, due 01/01/39	4,760	0.0
2,540,000		6.750%, due 03/15/31	3,934,310	0.1
			300,068,528	8.5

		Federal National Mortgage Association: 12.1%##
2,420,000	L	1.500%, due 06/22/20	2,458,120	0.1
19,076,000	W	2.500%, due 07/25/27	19,759,543	0.6
7,909,552		2.500%, due 09/01/27	8,202,601	0.2
7,687,345		2.500%, due 06/01/30	7,972,141	0.2
11,794,164		2.500%, due 06/01/30	12,231,107	0.4
4,767,900		2.500%, due 07/01/30	4,944,538	0.2
2,006,998		3.000%, due 12/01/26	2,109,447	0.1
1,572,510		3.000%, due 01/01/27	1,652,662	0.1
10,040,000	W	3.000%, due 03/15/27	10,546,510	0.3
11,003,205		3.000%, due 08/01/30	11,603,671	0.3
5,162,682		3.000%, due 09/01/30	5,448,970	0.2
13,790,000	W	3.000%, due 07/25/42	14,300,122	0.4
26,774,280		3.000%, due 12/01/42	28,044,163	0.8
14,466,160		3.000%, due 07/01/43	15,074,711	0.4
7,659,291		3.000%, due 09/01/43	7,980,565	0.2
2,896,351		3.000%, due 08/01/46	3,028,807	0.1
424,958		3.500%, due 08/01/26	448,533	0.0
601,070		3.500%, due 08/01/26	634,516	0.0
30,119		3.500%, due 09/01/26	31,762	0.0
355,143		3.500%, due 10/01/26	374,845	0.0
944,782		3.500%, due 10/01/26	997,087	0.0
1,689,152		3.500%, due 11/01/26	1,783,393	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
1,851,582		3.500%, due 12/01/26	$1,956,072	0.1
1,638,210		3.500%, due 12/01/26	1,727,483	0.1
1,928,612		3.500%, due 01/01/27	2,033,982	0.1
1,846,016		3.500%, due 03/01/41	1,956,238	0.1
2,375,474		3.500%, due 12/01/41	2,516,469	0.1
4,286,349		3.500%, due 01/01/42	4,540,874	0.1
6,104,000	W	3.500%, due 02/25/42	6,441,150	0.2
9,180,513		3.500%, due 10/01/42	9,723,311	0.3
19,744,461		3.500%, due 11/01/42	20,917,760	0.6
1,507,033		3.720%, due 10/01/29	1,682,356	0.1
25,170		4.000%, due 11/01/20	25,988	0.0
42,219		4.000%, due 07/01/22	43,610	0.0
14,947		4.000%, due 04/01/23	15,853	0.0
7,732		4.000%, due 05/01/23	8,202	0.0
22,089		4.000%, due 07/01/23	22,822	0.0
54,142		4.000%, due 03/01/24	57,471	0.0
69,905		4.000%, due 03/01/24	74,157	0.0
1,565		4.000%, due 04/01/24	1,654	0.0
37,138		4.000%, due 04/01/24	39,079	0.0
100,801		4.000%, due 07/01/24	107,031	0.0
282,724		4.000%, due 07/01/24	300,161	0.0
4,605		4.000%, due 08/01/24	4,845	0.0
90,941		4.000%, due 01/01/25	96,561	0.0
82,536		4.000%, due 02/01/25	87,658	0.0
434,878		4.000%, due 02/01/25	455,757	0.0
344,465		4.000%, due 06/01/25	366,164	0.0
6,914		4.000%, due 07/01/25	7,309	0.0
43,739		4.000%, due 09/01/25	45,195	0.0
42,607		4.000%, due 09/01/25	44,656	0.0
597,312		4.000%, due 12/01/25	634,174	0.0
523,958		4.000%, due 02/01/26	556,322	0.0
104,870		4.000%, due 03/01/26	110,877	0.0
350,195		4.000%, due 04/01/26	373,949	0.0
162,664		4.000%, due 04/01/26	172,494	0.0
1,132,676		4.000%, due 04/01/26	1,202,494	0.1
580,577		4.000%, due 05/01/26	616,532	0.0
298,566		4.000%, due 09/01/26	317,493	0.0
1,137,084		4.000%, due 10/01/40	1,222,108	0.1
321,321		4.000%, due 10/01/40	346,162	0.0
25,497,242		4.000%, due 11/01/40	27,481,949	0.8
2,107,361		4.000%, due 12/01/40	2,271,519	0.1
2,460,733		4.000%, due 12/01/40	2,686,207	0.1
4,385,519		4.000%, due 02/01/41	4,727,484	0.2
690,537		4.000%, due 03/01/41	742,171	0.0
717,773		4.000%, due 04/01/41	773,383	0.0
1,007,275		4.000%, due 08/01/41	1,099,136	0.0
575,958		4.000%, due 09/01/41	620,897	0.0
6,045,954		4.000%, due 11/01/41	6,517,600	0.2
1,008,744		4.000%, due 12/01/41	1,087,881	0.0
1,891,477		4.000%, due 01/01/42	2,039,600	0.1
1,031,472		4.000%, due 07/01/42	1,111,958	0.0
4,054,433		4.000%, due 12/01/42	4,373,599	0.1
3,133,085		4.000%, due 07/01/43	3,442,461	0.1
1,569,470		4.000%, due 02/01/44	1,712,471	0.1
2,900,988		4.000%, due 02/01/44	3,165,597	0.1
1,198,820		4.000%, due 03/01/44	1,316,129	0.1
3,306,548		4.000%, due 05/01/45	3,555,301	0.1
16,796,118		4.000%, due 06/01/45	18,185,013	0.5
2,671,153		4.000%, due 07/01/45	2,896,495	0.1
4,384,603		4.000%, due 07/01/45	4,780,238	0.2
3,565,275		4.000%, due 07/01/45	3,893,079	0.1
5,074,838		4.000%, due 07/01/45	5,576,699	0.2
15,834		4.500%, due 05/01/19	16,350	0.0
5,907		4.500%, due 05/01/19	6,063	0.0
17,270		4.500%, due 01/01/20	17,913	0.0
13,064		4.500%, due 08/01/20	13,456	0.0
3,189		4.500%, due 06/01/22	3,273	0.0
1,172		4.500%, due 07/01/22	1,202	0.0
37,971		4.500%, due 11/01/22	39,579	0.0
49,132		4.500%, due 02/01/23	52,038	0.0
8,209		4.500%, due 02/01/23	8,829	0.0
1,047		4.500%, due 03/01/23	1,127	0.0
4,163		4.500%, due 03/01/23	4,356	0.0
219,743		4.500%, due 03/01/23	235,669	0.0
34,957		4.500%, due 04/01/23	37,588	0.0
31,026		4.500%, due 04/01/23	33,381	0.0
152,205		4.500%, due 04/01/23	163,814	0.0
2,279		4.500%, due 04/01/23	2,429	0.0
114,698		4.500%, due 04/01/23	123,412	0.0
4,247		4.500%, due 05/01/23	4,570	0.0
2,538		4.500%, due 05/01/23	2,711	0.0
169,117		4.500%, due 05/01/23	180,404	0.0
1,524		4.500%, due 05/01/23	1,634	0.0
4,822		4.500%, due 07/01/23	4,949	0.0
16,499		4.500%, due 01/01/24	17,093	0.0
542,035		4.500%, due 07/01/24	583,839	0.0
781,646		4.500%, due 08/01/24	841,994	0.0
107,795		4.500%, due 09/01/24	116,042	0.0
31,820		4.500%, due 09/01/24	33,409	0.0
25,947		4.500%, due 09/01/24	27,970	0.0
353,341		4.500%, due 09/01/24	373,924	0.0
232,747		4.500%, due 10/01/24	251,000	0.0
101,969		4.500%, due 10/01/24	105,700	0.0
77,143		4.500%, due 10/01/24	80,990	0.0
180,542		4.500%, due 11/01/24	193,168	0.0
119,712		4.500%, due 11/01/24	124,399	0.0
3,422		4.500%, due 11/01/24	3,513	0.0
29,744		4.500%, due 11/01/24	30,536	0.0
10,529		4.500%, due 11/01/24	10,809	0.0
26,375		4.500%, due 11/01/24	28,066	0.0
155,019		4.500%, due 12/01/24	166,955	0.0
281,851		4.500%, due 12/01/24	289,343	0.0
267,239		4.500%, due 01/01/25	284,548	0.0
211,634		4.500%, due 01/01/25	228,329	0.0
3,542		4.500%, due 01/01/25	3,749	0.0
645,341		4.500%, due 05/01/25	694,690	0.0
36,568		4.500%, due 08/01/25	37,542	0.0
669,078		4.500%, due 01/01/26	718,385	0.0
197,794		4.500%, due 04/01/26	203,056	0.0
6,610		4.500%, due 06/01/34	7,271	0.0
33,589		4.500%, due 05/01/35	37,079	0.0
3,072		4.500%, due 03/01/38	3,366	0.0
13,673		4.500%, due 05/01/38	14,984	0.0
1,338		4.500%, due 05/01/38	1,466	0.0
24,766		4.500%, due 06/01/38	27,231	0.0
11,888		4.500%, due 07/01/38	13,028	0.0
9,759		4.500%, due 07/01/38	10,695	0.0
29,578		4.500%, due 09/01/38	32,413	0.0
964,413		4.500%, due 03/01/39	1,058,709	0.0
35,530		4.500%, due 04/01/39	38,937	0.0
51,695		4.500%, due 04/01/39	56,652	0.0
1,190,021		4.500%, due 07/01/39	1,304,121	0.1
2,770,427		4.500%, due 09/01/39	3,036,060	0.1
1,874,492		4.500%, due 10/01/39	2,056,591	0.1
615,880		4.500%, due 12/01/39	676,398	0.0
816,433		4.500%, due 12/01/39	895,549	0.0
717,151		4.500%, due 12/01/39	787,467	0.0
402,843		4.500%, due 03/01/40	442,872	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
588,188	4.500%, due 10/01/40	$646,820	0.0
496,631	4.500%, due 10/01/40	546,349	0.0
506,656	4.500%, due 10/01/40	557,331	0.0
1,146,771	4.500%, due 03/01/41	1,256,725	0.1
866,057	4.500%, due 04/01/41	950,918	0.0
487,525	4.500%, due 06/01/41	534,616	0.0
4,799,592	4.500%, due 06/01/41	5,280,514	0.2
452,125	4.500%, due 06/01/41	496,389	0.0
534,855	4.500%, due 06/01/41	586,137	0.0
7,961,745	4.500%, due 07/01/41	8,760,602	0.3
269,059	4.500%, due 07/01/41	294,857	0.0
221,011	4.500%, due 07/01/41	243,131	0.0
2,556,062	4.500%, due 08/01/41	2,811,938	0.1
2,151,896	4.500%, due 08/01/41	2,359,120	0.1
479,529	4.500%, due 08/01/41	527,556	0.0
50,997	5.000%, due 01/01/18	52,431	0.0
20,473	5.000%, due 01/01/18	21,048	0.0
48,929	5.000%, due 02/01/18	50,305	0.0
9,579	5.000%, due 04/01/18	9,856	0.0
1,009	5.000%, due 02/01/20	1,057	0.0
2,404	5.000%, due 06/01/21	2,491	0.0
14,464	5.000%, due 11/01/21	14,911	0.0
32,472	5.000%, due 01/01/22	33,740	0.0
1,367	5.000%, due 02/01/22	1,434	0.0
2,904	5.000%, due 04/01/22	3,052	0.0
34,138	5.000%, due 06/01/22	36,572	0.0
459	5.000%, due 06/01/22	472	0.0
57,708	5.000%, due 06/01/22	61,133	0.0
4,025	5.000%, due 06/01/22	4,138	0.0
27,537	5.000%, due 07/01/22	28,312	0.0
1,008	5.000%, due 07/01/22	1,036	0.0
36,321	5.000%, due 08/01/22	37,342	0.0
11,870	5.000%, due 09/01/22	12,204	0.0
21,164	5.000%, due 12/01/22	21,760	0.0
1,803	5.000%, due 01/01/23	1,921	0.0
28,359	5.000%, due 01/01/23	29,157	0.0
336,826	5.000%, due 02/01/23	361,960	0.0
93,488	5.000%, due 02/01/23	100,253	0.0
1,177	5.000%, due 02/01/23	1,264	0.0
49,807	5.000%, due 03/01/23	53,389	0.0
66,025	5.000%, due 03/01/23	68,514	0.0
1,543	5.000%, due 03/01/23	1,645	0.0
20,624	5.000%, due 03/01/23	21,204	0.0
11,848	5.000%, due 03/01/23	12,725	0.0
44,961	5.000%, due 04/01/23	46,225	0.0
41,339	5.000%, due 04/01/23	42,501	0.0
13,152	5.000%, due 04/01/23	14,126	0.0
11,958	5.000%, due 04/01/23	12,294	0.0
14,139	5.000%, due 05/01/23	14,537	0.0
5,541	5.000%, due 05/01/23	5,744	0.0
21,947	5.000%, due 05/01/23	23,516	0.0
46,586	5.000%, due 06/01/23	48,963	0.0
41,228	5.000%, due 06/01/23	42,387	0.0
4,302	5.000%, due 06/01/23	4,423	0.0
20,452	5.000%, due 06/01/23	21,885	0.0
17,342	5.000%, due 06/01/23	18,230	0.0
345,972	5.000%, due 07/01/23	355,701	0.0
133,567	5.000%, due 08/01/23	143,279	0.0
645	5.000%, due 09/01/23	693	0.0
18,964	5.000%, due 02/01/24	20,242	0.0
137,096	5.000%, due 03/01/24	147,099	0.0
20,184	5.000%, due 04/01/24	21,495	0.0
39,070	5.000%, due 04/01/24	40,168	0.0
76,644	5.000%, due 05/01/24	79,673	0.0
167,165	5.000%, due 06/01/24	177,958	0.0
446,444	5.000%, due 08/01/24	474,681	0.0
170,835	5.000%, due 07/01/33	190,735	0.0
120,596	5.000%, due 02/01/34	133,896	0.0
46,628	5.000%, due 11/01/34	51,985	0.0
3,445,283	5.000%, due 02/01/35	3,842,800	0.1
639,649	5.000%, due 06/01/35	718,620	0.0
43,066	5.000%, due 08/01/35	47,893	0.0
173,751	5.000%, due 09/01/35	193,337	0.0
472,894	5.000%, due 09/01/35	526,394	0.0
694,770	5.000%, due 09/01/35	771,393	0.0
60,181	5.000%, due 10/01/35	66,938	0.0
937,586	5.000%, due 03/01/36	1,043,646	0.0
735,965	5.000%, due 03/01/36	819,237	0.0
7,978	5.000%, due 05/01/36	8,879	0.0
667,678	5.000%, due 05/01/36	741,942	0.0
123,674	5.000%, due 06/01/36	137,715	0.0
1,300,444	5.000%, due 12/01/36	1,448,183	0.1
99,460	5.000%, due 12/01/36	110,791	0.0
301,497	5.000%, due 07/01/37	335,658	0.0
254,138	5.000%, due 01/01/38	282,504	0.0
464,047	5.000%, due 02/01/38	515,672	0.0
993,772	5.000%, due 02/01/38	1,105,825	0.0
646,153	5.000%, due 08/01/38	719,634	0.0
436,677	5.000%, due 07/01/40	484,894	0.0
145,766	5.000%, due 07/01/40	161,861	0.0
18,663	5.500%, due 10/01/17	18,912	0.0
20,730	5.500%, due 11/01/17	20,984	0.0
3,325	5.500%, due 11/01/17	3,372	0.0
8,297	5.500%, due 09/01/18	8,514	0.0
10,271	5.500%, due 07/01/20	10,453	0.0
1,352	5.500%, due 04/01/21	1,442	0.0
10,454	5.500%, due 10/01/21	10,957	0.0
5,429	5.500%, due 11/01/21	5,696	0.0
71,738	5.500%, due 11/01/21	76,297	0.0
280,969	5.500%, due 11/01/21	301,008	0.0
263,808	5.500%, due 12/01/21	283,303	0.0
89,455	5.500%, due 12/01/21	94,827	0.0
266,137	5.500%, due 12/01/21	288,021	0.0
44,330	5.500%, due 01/01/22	46,846	0.0
6,828	5.500%, due 01/01/22	7,376	0.0
9,149	5.500%, due 01/01/22	9,761	0.0
45,519	5.500%, due 02/01/22	49,356	0.0
2,644	5.500%, due 04/01/22	2,849	0.0
34,686	5.500%, due 06/01/22	37,123	0.0
34,417	5.500%, due 06/01/22	37,078	0.0
3,879	5.500%, due 07/01/22	4,186	0.0
52,046	5.500%, due 07/01/22	56,838	0.0
2,230	5.500%, due 07/01/22	2,310	0.0
4,752	5.500%, due 08/01/22	5,025	0.0
85,336	5.500%, due 09/01/22	92,836	0.0
18,295	5.500%, due 09/01/22	19,647	0.0
101,270	5.500%, due 11/01/22	107,669	0.0
12,952	5.500%, due 01/01/23	14,114	0.0
8,610	5.500%, due 01/01/23	8,925	0.0
11,645	5.500%, due 02/01/23	12,533	0.0
14,107	5.500%, due 03/01/23	15,299	0.0
6,361	5.500%, due 04/01/23	6,868	0.0
23,906	5.500%, due 06/01/23	25,575	0.0
57,099	5.500%, due 08/01/23	62,663	0.0
9,950	5.500%, due 08/01/23	10,738	0.0
3,922	5.500%, due 08/01/23	4,278	0.0
21,643	5.500%, due 08/01/23	23,452	0.0
63,075	5.500%, due 09/01/23	68,141	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
10,622	5.500%, due 10/01/23	$10,848	0.0
4,388	5.500%, due 11/01/23	4,769	0.0
6,241	5.500%, due 11/01/23	6,743	0.0
103,171	5.500%, due 11/01/23	111,661	0.0
144,948	5.500%, due 02/01/24	157,725	0.0
2,088	5.500%, due 03/01/24	2,140	0.0
68,979	5.500%, due 07/01/24	72,743	0.0
12,815	5.500%, due 07/01/24	14,188	0.0
104,280	5.500%, due 05/01/25	108,019	0.0
69,578	5.500%, due 08/01/25	73,299	0.0
5,279	5.500%, due 07/01/27	5,946	0.0
1,175	5.500%, due 08/01/27	1,323	0.0
204,049	5.500%, due 03/01/34	232,250	0.0
166,790	5.500%, due 04/01/34	187,856	0.0
80,386	5.500%, due 11/01/34	91,557	0.0
74,795	5.500%, due 12/01/34	85,154	0.0
1,018,854	5.500%, due 02/01/35	1,159,358	0.0
136,645	5.500%, due 05/01/35	155,613	0.0
146,611	5.500%, due 09/01/35	165,979	0.0
1,234,118	5.500%, due 09/01/35	1,402,551	0.1
132,209	5.500%, due 04/01/36	148,908	0.0
203,903	5.500%, due 04/01/36	231,401	0.0
41,637	5.500%, due 05/01/36	47,067	0.0
132,029	5.500%, due 06/01/36	148,706	0.0
486,469	5.500%, due 07/01/36	553,440	0.0
273,336	5.500%, due 11/01/36	309,606	0.0
412,518	5.500%, due 12/01/36	465,820	0.0
1,025,870	5.500%, due 12/01/36	1,163,067	0.0
80,769	5.500%, due 12/01/36	91,910	0.0
135,992	5.500%, due 01/01/37	154,286	0.0
120,867	5.500%, due 03/01/37	136,865	0.0
612,215	5.500%, due 03/01/37	693,866	0.0
1,274,390	5.500%, due 03/01/37	1,443,847	0.1
531,340	5.500%, due 08/01/37	603,939	0.0
1,773	5.500%, due 01/01/38	2,006	0.0
1,814	5.500%, due 01/01/38	2,043	0.0
5,847	5.500%, due 01/01/38	6,621	0.0
21,660	5.500%, due 03/01/38	24,501	0.0
42,225	5.500%, due 05/01/38	47,710	0.0
83,743	5.500%, due 06/01/38	94,738	0.0
2,310,798	5.500%, due 09/01/38	2,619,366	0.1
539,849	5.500%, due 12/01/38	611,239	0.0
150,140	5.500%, due 06/01/39	169,816	0.0
57,597	5.500%, due 04/01/40	64,878	0.0
126,859	5.500%, due 05/01/40	142,895	0.0
258,223	5.500%, due 06/01/40	290,864	0.0
21,097	5.500%, due 07/01/40	23,868	0.0
167,659	5.700%, due 07/01/36	185,990	0.0
19,891	5.700%, due 07/01/36	19,969	0.0
36,873	6.000%, due 10/01/18	38,223	0.0
15,326	6.000%, due 01/01/34	17,769	0.0
5,005	6.000%, due 07/01/34	5,733	0.0
99,898	6.000%, due 12/01/34	115,550	0.0
55,808	6.000%, due 05/01/35	64,257	0.0
123,521	6.000%, due 01/01/36	141,487	0.0
96,201	6.000%, due 01/01/36	110,935	0.0
38,487	6.000%, due 02/01/36	44,199	0.0
23,595	6.000%, due 03/01/36	27,027	0.0
64,327	6.000%, due 03/01/36	73,973	0.0
49,618	6.000%, due 04/01/36	57,134	0.0
19,874	6.000%, due 04/01/36	22,765	0.0
111,063	6.000%, due 05/01/36	127,462	0.0
790	6.000%, due 06/01/36	907	0.0
20,667	6.000%, due 08/01/36	23,728	0.0
3,683	6.000%, due 08/01/36	4,218	0.0
130,387	6.000%, due 09/01/36	149,646	0.0
90,169	6.000%, due 09/01/36	103,638	0.0
48,774	6.000%, due 09/01/36	55,868	0.0
43,671	6.000%, due 09/01/36	50,117	0.0
24,326	6.000%, due 10/01/36	27,864	0.0
26,324	6.000%, due 10/01/36	30,173	0.0
211,366	6.000%, due 12/01/36	242,109	0.0
788,691	6.000%, due 12/01/36	905,625	0.0
77,941	6.000%, due 01/01/37	89,278	0.0
12,023	6.000%, due 02/01/37	13,772	0.0
10,212	6.000%, due 04/01/37	11,698	0.0
187,647	6.000%, due 07/01/37	214,939	0.0
4,875	6.000%, due 08/01/37	5,590	0.0
49,864	6.000%, due 08/01/37	57,152	0.0
5,924	6.000%, due 08/01/37	6,786	0.0
11,671	6.000%, due 09/01/37	13,368	0.0
2,958	6.000%, due 09/01/37	3,388	0.0
9,192	6.000%, due 09/01/37	10,529	0.0
930	6.000%, due 09/01/37	1,067	0.0
66,066	6.000%, due 09/01/37	75,675	0.0
48,598	6.000%, due 09/01/37	55,739	0.0
29,053	6.000%, due 09/01/37	33,322	0.0
2,899	6.000%, due 10/01/37	3,320	0.0
3,083	6.000%, due 10/01/37	3,532	0.0
9,558	6.000%, due 10/01/37	11,031	0.0
841	6.000%, due 10/01/37	964	0.0
102,780	6.000%, due 11/01/37	117,785	0.0
7,798	6.000%, due 11/01/37	8,932	0.0
26,944	6.000%, due 11/01/37	30,898	0.0
60,249	6.000%, due 11/01/37	69,162	0.0
24,019	6.000%, due 11/01/37	27,513	0.0
32,673	6.000%, due 11/01/37	37,435	0.0
8,379	6.000%, due 11/01/37	9,603	0.0
49,834	6.000%, due 12/01/37	57,090	0.0
86,837	6.000%, due 12/01/37	99,468	0.0
25,138	6.000%, due 12/01/37	28,851	0.0
17,646	6.000%, due 12/01/37	20,213	0.0
5,500	6.000%, due 01/01/38	6,300	0.0
36,199	6.000%, due 01/01/38	41,464	0.0
820	6.000%, due 02/01/38	939	0.0
184,772	6.000%, due 02/01/38	211,897	0.0
8,961	6.000%, due 03/01/38	10,264	0.0
135,037	6.000%, due 03/01/38	154,678	0.0
630,577	6.000%, due 04/01/38	723,575	0.0
43,637	6.000%, due 04/01/38	49,984	0.0
58,935	6.000%, due 05/01/38	67,544	0.0
62,038	6.000%, due 05/01/38	71,065	0.0
3,848	6.000%, due 06/01/38	4,408	0.0
44,608	6.000%, due 07/01/38	51,097	0.0
16,154	6.000%, due 07/01/38	18,504	0.0
5,649	6.000%, due 08/01/38	6,536	0.0
966	6.000%, due 08/01/38	1,107	0.0
34,584	6.000%, due 09/01/38	39,887	0.0
151,688	6.000%, due 09/01/38	173,751	0.0
24,431	6.000%, due 09/01/38	27,985	0.0
121,539	6.000%, due 10/01/38	139,217	0.0
23,488	6.000%, due 10/01/38	26,904	0.0
182,020	6.000%, due 10/01/38	208,495	0.0
6,055	6.000%, due 10/01/38	6,936	0.0
410,183	6.000%, due 10/01/38	469,843	0.0
26,088	6.000%, due 05/01/39	29,882	0.0
1,368,823	6.000%, due 10/01/39	1,572,051	0.1
30,396	6.000%, due 11/01/39	34,817	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
28,191		6.500%, due 04/01/28	$32,487	0.0
1,348		6.500%, due 04/01/30	1,554	0.0
4,686		6.500%, due 08/01/32	5,398	0.0
66,480		6.500%, due 02/01/34	76,606	0.0
11,701		6.500%, due 11/01/34	14,041	0.0
29,626		6.500%, due 01/01/36	35,618	0.0
57,641		6.500%, due 03/01/36	70,544	0.0
163,353		6.500%, due 04/01/36	199,764	0.0
1,873		6.500%, due 05/01/36	2,159	0.0
4,586		6.500%, due 06/01/36	5,284	0.0
20,276		6.500%, due 07/01/36	24,210	0.0
192,247		6.500%, due 07/01/36	221,634	0.0
102,474		6.500%, due 07/01/36	118,129	0.0
2,923		6.500%, due 07/01/36	3,392	0.0
46,270		6.500%, due 07/01/36	53,337	0.0
5,138		6.500%, due 07/01/36	6,055	0.0
9,305		6.500%, due 08/01/36	10,727	0.0
4,299		6.500%, due 08/01/36	4,956	0.0
2,414,785		6.500%, due 08/25/36	2,743,415	0.1
235,153		6.500%, due 09/01/36	272,026	0.0
31,049		6.500%, due 09/01/36	37,273	0.0
2,477		6.500%, due 09/01/36	2,887	0.0
10,353		6.500%, due 09/01/36	11,935	0.0
1,858		6.500%, due 11/01/36	2,142	0.0
371		6.500%, due 11/01/36	427	0.0
7,695		6.500%, due 11/01/36	8,870	0.0
14,502		6.500%, due 12/01/36	16,709	0.0
2,347		6.500%, due 12/01/36	2,705	0.0
4,544		6.500%, due 12/01/36	5,237	0.0
911		6.500%, due 01/01/37	1,110	0.0
40,017		6.500%, due 01/01/37	46,404	0.0
86,244		6.500%, due 01/01/37	102,404	0.0
7,202		6.500%, due 01/01/37	8,298	0.0
24,891		6.500%, due 02/01/37	28,690	0.0
22,210		6.500%, due 03/01/37	25,605	0.0
13,758		6.500%, due 03/01/37	15,888	0.0
188,107		6.500%, due 03/01/37	228,019	0.0
77,972		6.500%, due 03/01/37	89,860	0.0
6,807		6.500%, due 04/01/37	7,847	0.0
296		6.500%, due 04/01/37	341	0.0
1,980		6.500%, due 07/01/37	2,283	0.0
6,036		6.500%, due 08/01/37	6,956	0.0
9,830		6.500%, due 08/01/37	11,777	0.0
4,081		6.500%, due 08/01/37	4,703	0.0
2,735		6.500%, due 09/01/37	3,284	0.0
146,647		6.500%, due 09/01/37	169,024	0.0
700		6.500%, due 09/01/37	807	0.0
181,162		6.500%, due 09/01/37	208,852	0.0
10,991		6.500%, due 09/01/37	12,881	0.0
5,091		6.500%, due 09/01/37	6,259	0.0
28,872		6.500%, due 09/01/37	34,211	0.0
10,336		6.500%, due 10/01/37	11,912	0.0
5,192		6.500%, due 10/01/37	5,985	0.0
44,491		6.500%, due 10/01/37	54,934	0.0
62,891		6.500%, due 10/01/37	76,868	0.0
2,139		6.500%, due 10/01/37	2,465	0.0
198,928		6.500%, due 11/01/37	238,474	0.0
1,640		6.500%, due 12/01/37	1,889	0.0
3,084		6.500%, due 12/01/37	3,554	0.0
26,208		6.500%, due 12/01/37	30,212	0.0
1,474		6.500%, due 12/01/37	1,698	0.0
186,083		6.500%, due 12/01/37	216,141	0.0
1,563		6.500%, due 12/01/37	1,801	0.0
7,013		6.500%, due 12/01/37	8,086	0.0
19,981		6.500%, due 12/01/37	23,435	0.0
981		6.500%, due 01/01/38	1,131	0.0
1,517		6.500%, due 01/01/38	1,748	0.0
39,325		6.500%, due 01/01/38	45,333	0.0
379,576		6.500%, due 02/01/38	452,591	0.0
90,749		6.500%, due 03/01/38	109,510	0.0
110,588		6.500%, due 04/01/38	133,548	0.0
4,380		6.500%, due 05/01/38	5,046	0.0
1,661		6.500%, due 06/01/38	1,914	0.0
74,357		6.500%, due 08/01/38	85,723	0.0
375,593		6.500%, due 08/01/38	442,915	0.0
177,949		6.500%, due 08/01/38	214,159	0.0
37,483		6.500%, due 09/01/38	43,213	0.0
81,740		6.500%, due 09/01/38	94,238	0.0
53,408		6.500%, due 10/01/38	61,545	0.0
475,410		6.500%, due 10/01/38	548,040	0.0
34,993		6.500%, due 10/01/38	40,333	0.0
7,479		6.500%, due 10/01/38	8,622	0.0
98,724		6.500%, due 11/01/38	113,790	0.0
2,608		6.500%, due 01/01/39	3,061	0.0
116,825		6.500%, due 01/01/39	140,663	0.0
50,965		6.500%, due 03/01/39	59,007	0.0
5,727		6.500%, due 09/01/39	6,600	0.0
805,000		6.625%, due 11/15/30	1,228,234	0.1
3,430,000		7.125%, due 01/15/30	5,373,507	0.2
1,560,000		7.250%, due 05/15/30	2,477,408	0.1
			426,042,640	12.1

		Government National Mortgage Association: 7.4%
67,399,000	W	3.000%, due 05/20/45	70,610,982	2.0
3,000,000		3.400%, due 02/16/47	3,190,035	0.1
5,000,000		3.400%, due 12/16/49	5,262,398	0.1
5,000,000		3.485%, due 02/16/44	5,323,134	0.2
4,060,000	W	3.500%, due 07/20/42	4,312,481	0.1
79,911,000		3.500%, due 08/20/46	85,187,008	2.4
2,000,000		3.500%, due 03/16/47	2,146,123	0.1
2,000,000		3.562%, due 04/16/41	2,097,220	0.1
5,000,000		3.935%, due 01/16/51	5,498,018	0.2
12,091,197		4.000%, due 10/20/43	12,991,334	0.4
5,227,152		4.000%, due 03/20/46	5,667,134	0.2
9,449,468		4.000%, due 03/20/46	10,248,356	0.3
474,834		4.397%, due 05/16/51	517,975	0.0
2,015,290		4.500%, due 02/20/41	2,208,581	0.1
612,655		4.500%, due 03/20/41	671,416	0.0
2,384,899		4.500%, due 05/20/41	2,613,649	0.1
2,705,151		4.500%, due 06/20/41	2,964,621	0.1
4,980,049		4.500%, due 07/20/41	5,457,723	0.2
2,011,646		4.500%, due 09/20/41	2,207,655	0.1
6,195,846		4.500%, due 10/20/41	6,799,553	0.2
21,802		5.000%, due 10/15/37	24,514	0.0
2,970		5.000%, due 04/15/38	3,323	0.0
127,680		5.000%, due 03/15/39	142,535	0.0
237,488		5.000%, due 08/15/39	266,283	0.0
1,660,569		5.000%, due 09/15/39	1,867,949	0.1
1,818,309		5.000%, due 09/15/39	2,028,960	0.1
1,415,075		5.000%, due 02/15/40	1,585,243	0.0
1,364,682		5.000%, due 04/15/40	1,528,225	0.0
2,121,211		5.000%, due 06/15/40	2,373,311	0.1
104,179		5.000%, due 07/15/40	116,187	0.0
1,203,366		5.000%, due 04/15/42	1,342,068	0.0
1,414,392		5.000%, due 04/20/42	1,555,985	0.0
63,317		5.500%, due 07/20/38	70,125	0.0
840,561		5.500%, due 09/20/39	930,027	0.0

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: (continued)
59,049	5.500%, due 10/20/39	$66,087	0.0
1,377,715	5.500%, due 11/20/39	1,524,349	0.0
32,998	5.500%, due 11/20/39	36,931	0.0
19,938	5.500%, due 12/20/40	22,052	0.0
61,934	5.500%, due 01/20/41	69,733	0.0
212,828	5.500%, due 03/20/41	239,197	0.0
624,163	5.500%, due 04/20/41	697,949	0.0
1,049,689	5.500%, due 05/20/41	1,173,765	0.0
951,504	5.500%, due 06/20/41	1,058,480	0.0
31,176	6.000%, due 10/15/36	36,164	0.0
91,462	6.000%, due 08/15/37	104,844	0.0
137,635	6.000%, due 11/15/37	157,773	0.0
18,234	6.000%, due 12/15/37	20,903	0.0
55,035	6.000%, due 01/15/38	63,087	0.0
39,347	6.000%, due 01/15/38	45,105	0.0
57,720	6.000%, due 02/15/38	66,165	0.0
227,116	6.000%, due 02/15/38	260,347	0.0
1,169	6.000%, due 02/15/38	1,340	0.0
3,398	6.000%, due 04/15/38	3,895	0.0
403,278	6.000%, due 05/15/38	462,284	0.0
359,514	6.000%, due 05/15/38	412,117	0.0
55,205	6.000%, due 07/15/38	63,310	0.0
85,228	6.000%, due 09/15/38	97,698	0.0
135,419	6.000%, due 11/15/38	155,385	0.0
1,526,007	6.000%, due 08/20/40	1,770,130	0.1
		258,419,221	7.4

	Other U.S. Agency Obligations: 0.9%
22,990,000	1.100%, due 11/06/18	22,990,023	0.7
1,500,000	1.875%, due 08/15/22	1,531,461	0.0
10,000	6.150%, due 01/15/38	15,144	0.0
5,000,000	7.125%, due 05/01/30	7,721,105	0.2
		32,257,733	0.9

	Total U.S. Government Agency Obligations
	(Cost $996,265,910)	1,016,788,122	28.9

	Total Long-Term Investments
	(Cost $3,240,571,081)	3,381,539,704	96.0

SHORT-TERM INVESTMENTS: 15.0%
	Corporate Bonds/Notes: 1.0%
500,000	# American Honda Finance Corp., 1.500%, 09/11/17	501,684	0.0
500,000	Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	500,768	0.0
250,000	Apple, Inc., 1.050%, 05/05/17	250,320	0.0
755,000	AT&T, Inc., 1.700%, 06/01/17	757,388	0.0
4,050,000	AvalonBay Communities, Inc., 5.700%, 03/15/17	4,126,039	0.1
1,000,000	Bank of America Corp., 3.875%, 03/22/17	1,011,669	0.1
1,000,000	Bank of Montreal, 1.400%, 09/11/17	1,000,759	0.0
1,000,000	BB&T Corp., 1.600%, 08/15/17	1,003,427	0.0
1,000,000	Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	1,003,491	0.0
250,000	BNP Paribas SA, 1.375%, 03/17/17	250,166	0.0
1,500,000	Bristol-Myers Squibb Co., 0.875%, 08/01/17	1,497,918	0.1
500,000	British Telecommunications PLC, 1.250%, 02/14/17	500,094	0.0
500,000	Bunge Ltd. Finance Corp., 3.200%, 06/15/17	506,539	0.0
400,000	Cardinal Health, Inc., 1.900%, 06/15/17	402,059	0.0
300,000	Caterpillar, Inc., 1.500%, 06/26/17	301,085	0.0
500,000	Celgene Corp., 1.900%, 08/15/17	502,788	0.0
1,000,000	Cisco Systems, Inc., 1.100%, 03/03/17	1,000,462	0.0
500,000	CNOOC Nexen Finance 2014 ULC, 1.625%, 04/30/17	500,555	0.0
500,000	Commonwealth Bank of Australia/New York NY, 1.900%, 09/18/17	502,583	0.0
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 01/19/17	1,006,809	0.1
100,000	CVS Caremark Corp., 1.200%, 12/05/16	100,044	0.0
300,000	Duke Energy Corp., 1.625%, 08/15/17	300,953	0.0
250,000	eBay, Inc., 1.350%, 07/15/17	250,344	0.0
1,000,000	Entergy Corp., 4.700%, 01/15/17	1,006,326	0.0
1,000,000	Ford Motor Credit Co. LLC, 4.250%, 02/03/17	1,009,676	0.1
1,000,000	GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	1,002,592	0.0
1,350,000	Hartford Financial Services Group, Inc., 5.375%, 03/15/17	1,374,023	0.1
1,000,000	Kraft Heinz Foods Co., 2.250%, 06/05/17	1,006,397	0.1
500,000	Laboratory Corp. of America Holdings, 2.200%, 08/23/17	503,393	0.0
1,000,000	Lowe's Cos, Inc., 1.625%, 04/15/17	1,002,792	0.0
400,000	# Nissan Motor Acceptance Corp., 1.950%, 09/12/17	401,596	0.0
500,000	Ryder System, Inc., 2.500%, 03/01/17	502,019	0.0
750,000	Shell International Finance BV, 1.125%, 08/21/17	750,317	0.0
5,075,000	Time Warner Cable LLC, 5.850%, 05/01/17	5,202,403	0.2

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Corporate Bonds/Notes (continued)
500,000		United Technologies Corp., 1.800%, 06/01/17	$502,493	0.0
3,500,000		Viacom, Inc., 2.500%, 12/15/16	3,508,691	0.1
500,000		Westpac Banking Corp., 2.000%, 08/14/17	503,173	0.0
400,000		Xerox Corp., 2.950%, 03/15/17	402,409	0.0
			36,456,244	1.0

		Commercial Paper: 4.0%
9,000,000		Concord Minutemen Capital, 0.660%, 11/14/16	8,992,688	0.3
10,000,000		Concord Minutemen Capital, 0.800%, 12/05/16	9,985,590	0.3
5,000,000		Crown Point Capital, 0.680%, 11/17/16	4,995,533	0.1
10,000,000		Crown Point Capital, 0.860%, 12/15/16	9,982,140	0.3
23,600,000		CVS Health, 0.730%, 10/03/16	23,598,584	0.7
10,000,000		Duke Energy, 0.760%, 10/07/16	9,998,561	0.3
15,000,000		HP Inc., 0.400%, 10/14/16	14,997,696	0.4
30,000,000		Jupiter Securitization, 1.240%, 03/20/17	29,827,290	0.8
3,900,000		NBC Universal, 0.850%, 11/09/16	3,896,390	0.1
10,000,000		Old Line Funding LLC, 1.050%, 02/09/17	9,962,527	0.3
10,000,000	#	Old Line Funding LLC, 1.180%, 03/14/17	9,947,292	0.3
5,000,000		Vodafone Group, 1.110%, 01/23/17	4,982,750	0.1
			141,167,041	4.0

		U.S. Government Agency Obligations: 1.1%
11,310,000		Fannie Mae, 5.375%, 06/12/17	11,685,062	0.3
779		Fannie Mae, 5.500%, 01/01/17	781	0.0
1,313		Fannie Mae, 5.500%, 01/01/17	1,316	0.0
1,788		Fannie Mae, 5.500%, 11/01/16	1,790	0.0
3,033		Fannie Mae, 5.500%, 02/01/17	3,043	0.0
7,735,000		Freddie Mac, 1.000%, 03/08/17	7,753,092	0.2
21,246,000		Freddie Mac, 1.000%, 09/29/17	21,313,180	0.6
			40,758,264	1.1

		Securities Lending Collateralcc: 2.2%
18,029,662		Bank of Nova Scotia, Repurchase Agreement dated 09/30/16, 0.47%, due 10/03/16 (Repurchase Amount $18,030,358, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-5.500%, Market Value plus accrued interest $18,390,976, due 02/01/21-08/01/46)	18,029,662	0.5
18,029,662		Cantor Fitzgerald, Repurchase Agreement dated 09/30/16, 0.54%, due 10/03/16 (Repurchase Amount $18,030,462, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $18,390,255, due 11/01/16-07/20/66)	18,029,662	0.5
18,029,662		Daiwa Capital Markets, Repurchase Agreement dated 09/30/16, 0.52%, due 10/03/16 (Repurchase Amount $18,030,433, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $18,390,256, due 10/13/16-09/09/49)	18,029,662	0.5
3,794,639		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/30/16, 0.50%, due 10/03/16 (Repurchase Amount $3,794,795, collateralized by various U.S. Government Agency Obligations, 2.140%-6.000%, Market Value plus accrued interest $3,870,532, due 03/01/26-09/01/46)	3,794,639	0.1

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
18,029,700	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/16, 0.60%, due 10/03/16 (Repurchase Amount $18,030,589, collateralized by various U.S. Government Securities, 0.125%-3.375%, Market Value plus accrued interest $18,391,157, due 04/15/18-09/09/49)	$18,029,700	0.6
		75,913,325	2.2

	Foreign Government Bonds: 0.2%
3,775,000	Export-Import Bank of Korea, 3.750%, 10/20/16	3,779,341	0.1
2,710,000	Nordic Investment Bank, 5.000%, 02/01/17	2,746,891	0.1
		6,526,232	0.2

	U.S. Treasury Notes: 4.3%
7,536,000	United States Treasury Note, 0.500%, 01/31/17	7,540,778	0.2
3,001,000	United States Treasury Note, 0.500%, 03/31/17	3,001,957	0.1
7,054,000	United States Treasury Note, 0.625%, 10/15/16	7,055,178	0.2
16,290,000	United States Treasury Note, 0.625%, 11/15/16	16,298,552	0.5
9,514,500	United States Treasury Note, 0.625%, 12/15/16	9,521,512	0.3
10,000,000	United States Treasury Note, 0.625%, 05/31/17	10,003,320	0.3
29,512,000	United States Treasury Note, 0.625%, 06/30/17	29,517,578	0.8
3,873,000	United States Treasury Note, 0.750%, 01/15/17	3,877,861	0.1
6,188,000	United States Treasury Note, 0.750%, 03/15/17	6,196,756	0.2
2,784,000	United States Treasury Note, 0.875%, 04/15/17	2,789,443	0.1
1,547,000	United States Treasury Note, 0.875%, 05/15/17	1,550,043	0.0
3,885,000	United States Treasury Note, 0.875%, 06/15/17	3,892,665	0.1
6,000,000	United States Treasury Note, 0.875%, 08/15/17	6,012,306	0.2
42,155,000	United States Treasury Note, 2.375%, 07/31/17	42,763,128	1.2
		150,021,077	4.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
77,404,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.340%††
	(Cost $77,404,000)	$77,404,000	2.2

	Total Short-Term Investments
	(Cost $527,265,955)	528,246,183	15.0

	Total Investments in Securities (Cost $3,767,837,036)	$3,909,785,887	111.0
	Liabilities in Excess of Other Assets	(388,556,881)	(11.0)
	Net Assets	$3,521,229,006	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2016.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at September 30, 2016.

Cost for federal income tax purposes is $3,772,234,146.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$146,082,160
Gross Unrealized Depreciation	(8,530,419)

Net Unrealized Appreciation	$137,551,741

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2016 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2016
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$874,936,948	$–	$874,936,948
Collateralized Mortgage Obligations	–	36,016,849	–	36,016,849
Municipal Bonds	–	35,240,996	–	35,240,996
Short-Term Investments	77,404,000	450,842,183	–	528,246,183
U.S. Treasury Obligations	–	1,275,491,628	–	1,275,491,628
Foreign Government Bonds	–	118,065,563	–	118,065,563
Asset-Backed Securities	–	24,999,598	–	24,999,598
U.S. Government Agency Obligations	–	1,016,788,122	–	1,016,788,122
Total Investments, at fair value	$77,404,000	$3,832,381,887	$–	$3,909,785,887
Liabilities Table
Other Financial Instruments+
Futures	$(2,456)	$–	$–	$(2,456)
Total Liabilities	$(2,456)	$–	$–	$(2,456)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2016, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 2-Year Note	(13)	12/30/16	$(2,840,094)	$(2,456)
			$(2,840,094)	$(2,456)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$2,456
Total Liability Derivatives		$2,456

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2016